UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs Large Cap Growth Insights Fund, Goldman Sachs Large Cap Value Insights Fund, Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs Small Cap Growth Insights Fund, Goldman Sachs Small Cap Value Insights Fund, Goldman Sachs U.S. Equity Insights Fund, Goldman Sachs China Equity Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs ESG Emerging Markets Equity Fund, Goldman Sachs International Equity ESG Fund, Goldman Sachs International Equity Income Fund, Goldman Sachs Emerging Markets Equity ex. China Fund, Goldman Sachs Emerging Markets Equity Insights Fund, Goldman Sachs International Equity Insights Fund, and Goldman Sachs International Small Cap Insights Fund is filed herewith.

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Emerging Markets Equity Insights Fund

Class A: GERAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	26.8%
Information Technology	21.4%
Consumer Discretionary	10.8%
Communication Services	10.5%
Industrials	8.1%
Materials	7.0%
Consumer Staples	5.9%
Health Care	4.0%
Other	3.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$68	1.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,167,651,844
  # of Portfolio Holdings335
  Portfolio Turnover Rate78%
  Total Net Advisory Fees Paid$10,538,231

Goldman Sachs Emerging Markets Equity Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38144N585-SAR-0425     Class A

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Emerging Markets Equity Insights Fund

Class C: GERCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	26.8%
Information Technology	21.4%
Consumer Discretionary	10.8%
Communication Services	10.5%
Industrials	8.1%
Materials	7.0%
Consumer Staples	5.9%
Health Care	4.0%
Other	3.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$105	2.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,167,651,844
  # of Portfolio Holdings335
  Portfolio Turnover Rate78%
  Total Net Advisory Fees Paid$10,538,231

Goldman Sachs Emerging Markets Equity Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38144N577-SAR-0425     Class C

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Emerging Markets Equity Insights Fund

Institutional Class: GERIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	26.8%
Information Technology	21.4%
Consumer Discretionary	10.8%
Communication Services	10.5%
Industrials	8.1%
Materials	7.0%
Consumer Staples	5.9%
Health Care	4.0%
Other	3.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,167,651,844
  # of Portfolio Holdings335
  Portfolio Turnover Rate78%
  Total Net Advisory Fees Paid$10,538,231

Goldman Sachs Emerging Markets Equity Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38144N569-SAR-0425     Institutional Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Emerging Markets Equity Insights Fund

Investor Class: GIRPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	26.8%
Information Technology	21.4%
Consumer Discretionary	10.8%
Communication Services	10.5%
Industrials	8.1%
Materials	7.0%
Consumer Staples	5.9%
Health Care	4.0%
Other	3.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$56	1.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,167,651,844
  # of Portfolio Holdings335
  Portfolio Turnover Rate78%
  Total Net Advisory Fees Paid$10,538,231

Goldman Sachs Emerging Markets Equity Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38145C562-SAR-0425     Investor Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Emerging Markets Equity Insights Fund

Class R6: GERUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	26.8%
Information Technology	21.4%
Consumer Discretionary	10.8%
Communication Services	10.5%
Industrials	8.1%
Materials	7.0%
Consumer Staples	5.9%
Health Care	4.0%
Other	3.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$50	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,167,651,844
  # of Portfolio Holdings335
  Portfolio Turnover Rate78%
  Total Net Advisory Fees Paid$10,538,231

Goldman Sachs Emerging Markets Equity Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38147X259-SAR-0425     Class R6

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Emerging Markets Equity Insights Fund

Class R: GRRPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	26.8%
Information Technology	21.4%
Consumer Discretionary	10.8%
Communication Services	10.5%
Industrials	8.1%
Materials	7.0%
Consumer Staples	5.9%
Health Care	4.0%
Other	3.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$80	1.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,167,651,844
  # of Portfolio Holdings335
  Portfolio Turnover Rate78%
  Total Net Advisory Fees Paid$10,538,231

Goldman Sachs Emerging Markets Equity Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38145L224-SAR-0425     Class R

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Emerging Markets Equity Insights Fund

Class P: GAGPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	26.8%
Information Technology	21.4%
Consumer Discretionary	10.8%
Communication Services	10.5%
Industrials	8.1%
Materials	7.0%
Consumer Staples	5.9%
Health Care	4.0%
Other	3.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$50	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,167,651,844
  # of Portfolio Holdings335
  Portfolio Turnover Rate78%
  Total Net Advisory Fees Paid$10,538,231

Goldman Sachs Emerging Markets Equity Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38150B848-SAR-0425     Class P

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Equity Insights Fund

Class A: GCIAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	25.2%
Industrials	18.4%
Health Care	10.9%
Consumer Discretionary	9.6%
Consumer Staples	9.1%
Information Technology	8.5%
Materials	5.8%
Communication Services	4.3%
Utilities	2.9%
Other	3.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$61	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,272,935,749
  # of Portfolio Holdings307
  Portfolio Turnover Rate75%
  Total Net Advisory Fees Paid$7,586,280

Goldman Sachs International Equity Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38142V878-SAR-0425     Class A

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Equity Insights Fund

Class C: GCICX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	25.2%
Industrials	18.4%
Health Care	10.9%
Consumer Discretionary	9.6%
Consumer Staples	9.1%
Information Technology	8.5%
Materials	5.8%
Communication Services	4.3%
Utilities	2.9%
Other	3.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$100	1.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,272,935,749
  # of Portfolio Holdings307
  Portfolio Turnover Rate75%
  Total Net Advisory Fees Paid$7,586,280

Goldman Sachs International Equity Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38142V852-SAR-0425     Class C

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Equity Insights Fund

Institutional Class: GCIIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	25.2%
Industrials	18.4%
Health Care	10.9%
Consumer Discretionary	9.6%
Consumer Staples	9.1%
Information Technology	8.5%
Materials	5.8%
Communication Services	4.3%
Utilities	2.9%
Other	3.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,272,935,749
  # of Portfolio Holdings307
  Portfolio Turnover Rate75%
  Total Net Advisory Fees Paid$7,586,280

Goldman Sachs International Equity Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38142V845-SAR-0425     Institutional Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Equity Insights Fund

Service Class: GCISX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	25.2%
Industrials	18.4%
Health Care	10.9%
Consumer Discretionary	9.6%
Consumer Staples	9.1%
Information Technology	8.5%
Materials	5.8%
Communication Services	4.3%
Utilities	2.9%
Other	3.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$69	1.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,272,935,749
  # of Portfolio Holdings307
  Portfolio Turnover Rate75%
  Total Net Advisory Fees Paid$7,586,280

Goldman Sachs International Equity Insights Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38142V837-SAR-0425     Service Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Equity Insights Fund

Investor Class: GCITX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	25.2%
Industrials	18.4%
Health Care	10.9%
Consumer Discretionary	9.6%
Consumer Staples	9.1%
Information Technology	8.5%
Materials	5.8%
Communication Services	4.3%
Utilities	2.9%
Other	3.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$48	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,272,935,749
  # of Portfolio Holdings307
  Portfolio Turnover Rate75%
  Total Net Advisory Fees Paid$7,586,280

Goldman Sachs International Equity Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38145N519-SAR-0425     Investor Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Equity Insights Fund

Class R6: GCIUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	25.2%
Industrials	18.4%
Health Care	10.9%
Consumer Discretionary	9.6%
Consumer Staples	9.1%
Information Technology	8.5%
Materials	5.8%
Communication Services	4.3%
Utilities	2.9%
Other	3.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$42	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,272,935,749
  # of Portfolio Holdings307
  Portfolio Turnover Rate75%
  Total Net Advisory Fees Paid$7,586,280

Goldman Sachs International Equity Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38147X242-SAR-0425     Class R6

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Equity Insights Fund

Class R: GCIRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	25.2%
Industrials	18.4%
Health Care	10.9%
Consumer Discretionary	9.6%
Consumer Staples	9.1%
Information Technology	8.5%
Materials	5.8%
Communication Services	4.3%
Utilities	2.9%
Other	3.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$74	1.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,272,935,749
  # of Portfolio Holdings307
  Portfolio Turnover Rate75%
  Total Net Advisory Fees Paid$7,586,280

Goldman Sachs International Equity Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38145N527-SAR-0425     Class R

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Equity Insights Fund

Class P: GGFPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	25.2%
Industrials	18.4%
Health Care	10.9%
Consumer Discretionary	9.6%
Consumer Staples	9.1%
Information Technology	8.5%
Materials	5.8%
Communication Services	4.3%
Utilities	2.9%
Other	3.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$42	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,272,935,749
  # of Portfolio Holdings307
  Portfolio Turnover Rate75%
  Total Net Advisory Fees Paid$7,586,280

Goldman Sachs International Equity Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38150B590-SAR-0425     Class P

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Small Cap Insights Fund

Class A: GICAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.3%
Financials	14.6%
Consumer Discretionary	12.7%
Real Estate	9.3%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.6%
Communication Services	5.1%
Health Care	5.0%
Other	4.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$63	1.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$4,481,612,315
  # of Portfolio Holdings446
  Portfolio Turnover Rate82%
  Total Net Advisory Fees Paid$16,291,349

Goldman Sachs International Small Cap Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Small Cap Insights Fund

38144N627-SAR-0425     Class A

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Small Cap Insights Fund

Class C: GICCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.3%
Financials	14.6%
Consumer Discretionary	12.7%
Real Estate	9.3%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.6%
Communication Services	5.1%
Health Care	5.0%
Other	4.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$102	1.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$4,481,612,315
  # of Portfolio Holdings446
  Portfolio Turnover Rate82%
  Total Net Advisory Fees Paid$16,291,349

Goldman Sachs International Small Cap Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Small Cap Insights Fund

38144N619-SAR-0425     Class C

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Small Cap Insights Fund

Institutional Class: GICIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.3%
Financials	14.6%
Consumer Discretionary	12.7%
Real Estate	9.3%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.6%
Communication Services	5.1%
Health Care	5.0%
Other	4.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$4,481,612,315
  # of Portfolio Holdings446
  Portfolio Turnover Rate82%
  Total Net Advisory Fees Paid$16,291,349

Goldman Sachs International Small Cap Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Small Cap Insights Fund

38144N593-SAR-0425     Institutional Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Small Cap Insights Fund

Investor Class: GIRLX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.3%
Financials	14.6%
Consumer Discretionary	12.7%
Real Estate	9.3%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.6%
Communication Services	5.1%
Health Care	5.0%
Other	4.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$50	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$4,481,612,315
  # of Portfolio Holdings446
  Portfolio Turnover Rate82%
  Total Net Advisory Fees Paid$16,291,349

Goldman Sachs International Small Cap Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Small Cap Insights Fund

38145C554-SAR-0425     Investor Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Small Cap Insights Fund

Class R6: GICUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.3%
Financials	14.6%
Consumer Discretionary	12.7%
Real Estate	9.3%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.6%
Communication Services	5.1%
Health Care	5.0%
Other	4.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$4,481,612,315
  # of Portfolio Holdings446
  Portfolio Turnover Rate82%
  Total Net Advisory Fees Paid$16,291,349

Goldman Sachs International Small Cap Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Small Cap Insights Fund

38147X234-SAR-0425     Class R6

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Small Cap Insights Fund

Class P: GGDPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.3%
Financials	14.6%
Consumer Discretionary	12.7%
Real Estate	9.3%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.6%
Communication Services	5.1%
Health Care	5.0%
Other	4.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$4,481,612,315
  # of Portfolio Holdings446
  Portfolio Turnover Rate82%
  Total Net Advisory Fees Paid$16,291,349

Goldman Sachs International Small Cap Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Small Cap Insights Fund

38150B574-SAR-0425     Class P

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs China Equity Fund

Class A: GSAGX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Consumer Discretionary	24.1%
Financials	17.9%
Communication Services	15.3%
Information Technology	10.8%
Consumer Staples	7.3%
Industrials	7.0%
Materials	5.5%
Health Care	4.6%
Utilities	2.5%
Other	3.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$74	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$32,836,738
  # of Portfolio Holdings73
  Portfolio Turnover Rate25%
  Total Net Advisory Fees Paid$169,726

Goldman Sachs China Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs China Equity Fund

38141W570-SAR-0425     Class A

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs China Equity Fund

Class C: GSACX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Consumer Discretionary	24.1%
Financials	17.9%
Communication Services	15.3%
Information Technology	10.8%
Consumer Staples	7.3%
Industrials	7.0%
Materials	5.5%
Health Care	4.6%
Utilities	2.5%
Other	3.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$112	2.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$32,836,738
  # of Portfolio Holdings73
  Portfolio Turnover Rate25%
  Total Net Advisory Fees Paid$169,726

Goldman Sachs China Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs China Equity Fund

38142B294-SAR-0425     Class C

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs China Equity Fund

Institutional Class: GSAIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Consumer Discretionary	24.1%
Financials	17.9%
Communication Services	15.3%
Information Technology	10.8%
Consumer Staples	7.3%
Industrials	7.0%
Materials	5.5%
Health Care	4.6%
Utilities	2.5%
Other	3.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$55	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$32,836,738
  # of Portfolio Holdings73
  Portfolio Turnover Rate25%
  Total Net Advisory Fees Paid$169,726

Goldman Sachs China Equity Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs China Equity Fund

38141W455-SAR-0425     Institutional Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs China Equity Fund

Investor Class: GSAEX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Consumer Discretionary	24.1%
Financials	17.9%
Communication Services	15.3%
Information Technology	10.8%
Consumer Staples	7.3%
Industrials	7.0%
Materials	5.5%
Health Care	4.6%
Utilities	2.5%
Other	3.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$61	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$32,836,738
  # of Portfolio Holdings73
  Portfolio Turnover Rate25%
  Total Net Advisory Fees Paid$169,726

Goldman Sachs China Equity Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs China Equity Fund

38147X804-SAR-0425     Investor Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs China Equity Fund

Class R6: GSAFX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Consumer Discretionary	24.1%
Financials	17.9%
Communication Services	15.3%
Information Technology	10.8%
Consumer Staples	7.3%
Industrials	7.0%
Materials	5.5%
Health Care	4.6%
Utilities	2.5%
Other	3.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$55	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$32,836,738
  # of Portfolio Holdings73
  Portfolio Turnover Rate25%
  Total Net Advisory Fees Paid$169,726

Goldman Sachs China Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs China Equity Fund

38148U130-SAR-0425     Class R6

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs China Equity Fund

Class P: GMEPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Consumer Discretionary	24.1%
Financials	17.9%
Communication Services	15.3%
Information Technology	10.8%
Consumer Staples	7.3%
Industrials	7.0%
Materials	5.5%
Health Care	4.6%
Utilities	2.5%
Other	3.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$55	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$32,836,738
  # of Portfolio Holdings73
  Portfolio Turnover Rate25%
  Total Net Advisory Fees Paid$169,726

Goldman Sachs China Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs China Equity Fund

38150B400-SAR-0425     Class P

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Emerging Markets Equity Fund

Class A: GEMAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	25.5%
Information Technology	23.3%
Consumer Discretionary	17.6%
Communication Services	11.8%
Consumer Staples	7.3%
Health Care	4.9%
Industrials	3.7%
Materials	3.3%
Real Estate	1.9%
Other	1.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$67	1.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,627,343,532
  # of Portfolio Holdings127
  Portfolio Turnover Rate18%
  Total Net Advisory Fees Paid$12,305,922

Goldman Sachs Emerging Markets Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38142B450-SAR-0425     Class A

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Emerging Markets Equity Fund

Class C: GEMCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	25.5%
Information Technology	23.3%
Consumer Discretionary	17.6%
Communication Services	11.8%
Consumer Staples	7.3%
Health Care	4.9%
Industrials	3.7%
Materials	3.3%
Real Estate	1.9%
Other	1.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$104	2.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,627,343,532
  # of Portfolio Holdings127
  Portfolio Turnover Rate18%
  Total Net Advisory Fees Paid$12,305,922

Goldman Sachs Emerging Markets Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38142B252-SAR-0425     Class C

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Emerging Markets Equity Fund

Institutional Class: GEMIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	25.5%
Information Technology	23.3%
Consumer Discretionary	17.6%
Communication Services	11.8%
Consumer Staples	7.3%
Health Care	4.9%
Industrials	3.7%
Materials	3.3%
Real Estate	1.9%
Other	1.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,627,343,532
  # of Portfolio Holdings127
  Portfolio Turnover Rate18%
  Total Net Advisory Fees Paid$12,305,922

Goldman Sachs Emerging Markets Equity Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38142B369-SAR-0425     Institutional Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Emerging Markets Equity Fund

Service Class: GEMSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	25.5%
Information Technology	23.3%
Consumer Discretionary	17.6%
Communication Services	11.8%
Consumer Staples	7.3%
Health Care	4.9%
Industrials	3.7%
Materials	3.3%
Real Estate	1.9%
Other	1.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$77	1.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,627,343,532
  # of Portfolio Holdings127
  Portfolio Turnover Rate18%
  Total Net Advisory Fees Paid$12,305,922

Goldman Sachs Emerging Markets Equity Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38142B351-SAR-0425     Service Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Emerging Markets Equity Fund

Investor Class: GIRMX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	25.5%
Information Technology	23.3%
Consumer Discretionary	17.6%
Communication Services	11.8%
Consumer Staples	7.3%
Health Care	4.9%
Industrials	3.7%
Materials	3.3%
Real Estate	1.9%
Other	1.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$55	1.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,627,343,532
  # of Portfolio Holdings127
  Portfolio Turnover Rate18%
  Total Net Advisory Fees Paid$12,305,922

Goldman Sachs Emerging Markets Equity Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38145C596-SAR-0425     Investor Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Emerging Markets Equity Fund

Class R6: GEMUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	25.5%
Information Technology	23.3%
Consumer Discretionary	17.6%
Communication Services	11.8%
Consumer Staples	7.3%
Health Care	4.9%
Industrials	3.7%
Materials	3.3%
Real Estate	1.9%
Other	1.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,627,343,532
  # of Portfolio Holdings127
  Portfolio Turnover Rate18%
  Total Net Advisory Fees Paid$12,305,922

Goldman Sachs Emerging Markets Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38147X226-SAR-0425     Class R6

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Emerging Markets Equity Fund

Class P: GAHPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	25.5%
Information Technology	23.3%
Consumer Discretionary	17.6%
Communication Services	11.8%
Consumer Staples	7.3%
Health Care	4.9%
Industrials	3.7%
Materials	3.3%
Real Estate	1.9%
Other	1.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,627,343,532
  # of Portfolio Holdings127
  Portfolio Turnover Rate18%
  Total Net Advisory Fees Paid$12,305,922

Goldman Sachs Emerging Markets Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38150B855-SAR-0425     Class P

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Emerging Markets Equity ex. China Fund

Class A: GEMHX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.9%
Financials	27.6%
Consumer Discretionary	10.8%
Consumer Staples	7.2%
Communication Services	7.0%
Health Care	5.6%
Materials	3.5%
Industrials	3.2%
Energy	2.4%
Other	2.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$68	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$10,558,536
  # of Portfolio Holdings113
  Portfolio Turnover Rate15%
  Total Net Advisory Fees Paid$50,021

Goldman Sachs Emerging Markets Equity ex. China Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity ex. China Fund

38150C440-SAR-0425     Class A

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Emerging Markets Equity ex. China Fund

Class C: GEMLX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.9%
Financials	27.6%
Consumer Discretionary	10.8%
Consumer Staples	7.2%
Communication Services	7.0%
Health Care	5.6%
Materials	3.5%
Industrials	3.2%
Energy	2.4%
Other	2.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$105	2.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$10,558,536
  # of Portfolio Holdings113
  Portfolio Turnover Rate15%
  Total Net Advisory Fees Paid$50,021

Goldman Sachs Emerging Markets Equity ex. China Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity ex. China Fund

38150C432-SAR-0425     Class C

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Emerging Markets Equity ex. China Fund

Institutional Class: GEMJX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.9%
Financials	27.6%
Consumer Discretionary	10.8%
Consumer Staples	7.2%
Communication Services	7.0%
Health Care	5.6%
Materials	3.5%
Industrials	3.2%
Energy	2.4%
Other	2.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$10,558,536
  # of Portfolio Holdings113
  Portfolio Turnover Rate15%
  Total Net Advisory Fees Paid$50,021

Goldman Sachs Emerging Markets Equity ex. China Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity ex. China Fund

38150C424-SAR-0425     Institutional Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Emerging Markets Equity ex. China Fund

Investor Class: GEMOX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.9%
Financials	27.6%
Consumer Discretionary	10.8%
Consumer Staples	7.2%
Communication Services	7.0%
Health Care	5.6%
Materials	3.5%
Industrials	3.2%
Energy	2.4%
Other	2.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$56	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$10,558,536
  # of Portfolio Holdings113
  Portfolio Turnover Rate15%
  Total Net Advisory Fees Paid$50,021

Goldman Sachs Emerging Markets Equity ex. China Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity ex. China Fund

38150C416-SAR-0425     Investor Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Emerging Markets Equity ex. China Fund

Class R6: GEMWX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.9%
Financials	27.6%
Consumer Discretionary	10.8%
Consumer Staples	7.2%
Communication Services	7.0%
Health Care	5.6%
Materials	3.5%
Industrials	3.2%
Energy	2.4%
Other	2.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$51	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$10,558,536
  # of Portfolio Holdings113
  Portfolio Turnover Rate15%
  Total Net Advisory Fees Paid$50,021

Goldman Sachs Emerging Markets Equity ex. China Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity ex. China Fund

38150C382-SAR-0425     Class R6

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Emerging Markets Equity ex. China Fund

Class R: GEMQX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.9%
Financials	27.6%
Consumer Discretionary	10.8%
Consumer Staples	7.2%
Communication Services	7.0%
Health Care	5.6%
Materials	3.5%
Industrials	3.2%
Energy	2.4%
Other	2.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$80	1.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$10,558,536
  # of Portfolio Holdings113
  Portfolio Turnover Rate15%
  Total Net Advisory Fees Paid$50,021

Goldman Sachs Emerging Markets Equity ex. China Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity ex. China Fund

38150C390-SAR-0425     Class R

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Emerging Markets Equity ex. China Fund

Class P: GEMPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.9%
Financials	27.6%
Consumer Discretionary	10.8%
Consumer Staples	7.2%
Communication Services	7.0%
Health Care	5.6%
Materials	3.5%
Industrials	3.2%
Energy	2.4%
Other	2.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$51	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$10,558,536
  # of Portfolio Holdings113
  Portfolio Turnover Rate15%
  Total Net Advisory Fees Paid$50,021

Goldman Sachs Emerging Markets Equity ex. China Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity ex. China Fund

38150C374-SAR-0425     Class P

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs ESG Emerging Markets Equity Fund

Class A: GEBAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	27.2%
Information Technology	23.4%
Consumer Discretionary	18.1%
Communication Services	13.0%
Consumer Staples	6.9%
Health Care	5.1%
Industrials	2.3%
Real Estate	1.9%
Utilities	1.7%
Other	1.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$68	1.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$21,581,393
  # of Portfolio Holdings94
  Portfolio Turnover Rate20%
  Total Net Advisory Fees Paid$100,106

Goldman Sachs ESG Emerging Markets Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ESG Emerging Markets Equity Fund

38150C861-SAR-0425     Class A

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs ESG Emerging Markets Equity Fund

Class C: GEBCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	27.2%
Information Technology	23.4%
Consumer Discretionary	18.1%
Communication Services	13.0%
Consumer Staples	6.9%
Health Care	5.1%
Industrials	2.3%
Real Estate	1.9%
Utilities	1.7%
Other	1.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$105	2.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$21,581,393
  # of Portfolio Holdings94
  Portfolio Turnover Rate20%
  Total Net Advisory Fees Paid$100,106

Goldman Sachs ESG Emerging Markets Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ESG Emerging Markets Equity Fund

38150C853-SAR-0425     Class C

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs ESG Emerging Markets Equity Fund

Institutional Class: GEBIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	27.2%
Information Technology	23.4%
Consumer Discretionary	18.1%
Communication Services	13.0%
Consumer Staples	6.9%
Health Care	5.1%
Industrials	2.3%
Real Estate	1.9%
Utilities	1.7%
Other	1.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$21,581,393
  # of Portfolio Holdings94
  Portfolio Turnover Rate20%
  Total Net Advisory Fees Paid$100,106

Goldman Sachs ESG Emerging Markets Equity Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ESG Emerging Markets Equity Fund

38150C846-SAR-0425     Institutional Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs ESG Emerging Markets Equity Fund

Investor Class: GEBNX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	27.2%
Information Technology	23.4%
Consumer Discretionary	18.1%
Communication Services	13.0%
Consumer Staples	6.9%
Health Care	5.1%
Industrials	2.3%
Real Estate	1.9%
Utilities	1.7%
Other	1.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$56	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$21,581,393
  # of Portfolio Holdings94
  Portfolio Turnover Rate20%
  Total Net Advisory Fees Paid$100,106

Goldman Sachs ESG Emerging Markets Equity Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ESG Emerging Markets Equity Fund

38150C838-SAR-0425     Investor Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs ESG Emerging Markets Equity Fund

Class R6: GEBSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	27.2%
Information Technology	23.4%
Consumer Discretionary	18.1%
Communication Services	13.0%
Consumer Staples	6.9%
Health Care	5.1%
Industrials	2.3%
Real Estate	1.9%
Utilities	1.7%
Other	1.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$21,581,393
  # of Portfolio Holdings94
  Portfolio Turnover Rate20%
  Total Net Advisory Fees Paid$100,106

Goldman Sachs ESG Emerging Markets Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ESG Emerging Markets Equity Fund

38150C812-SAR-0425     Class R6

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs ESG Emerging Markets Equity Fund

Class R: GEBRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	27.2%
Information Technology	23.4%
Consumer Discretionary	18.1%
Communication Services	13.0%
Consumer Staples	6.9%
Health Care	5.1%
Industrials	2.3%
Real Estate	1.9%
Utilities	1.7%
Other	1.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$80	1.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$21,581,393
  # of Portfolio Holdings94
  Portfolio Turnover Rate20%
  Total Net Advisory Fees Paid$100,106

Goldman Sachs ESG Emerging Markets Equity Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ESG Emerging Markets Equity Fund

38150C820-SAR-0425     Class R

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs ESG Emerging Markets Equity Fund

Class P: GEPPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	27.2%
Information Technology	23.4%
Consumer Discretionary	18.1%
Communication Services	13.0%
Consumer Staples	6.9%
Health Care	5.1%
Industrials	2.3%
Real Estate	1.9%
Utilities	1.7%
Other	1.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$21,581,393
  # of Portfolio Holdings94
  Portfolio Turnover Rate20%
  Total Net Advisory Fees Paid$100,106

Goldman Sachs ESG Emerging Markets Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ESG Emerging Markets Equity Fund

38150C796-SAR-0425     Class P

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Equity ESG Fund

Class A: GSIFX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	21.5%
Financials	20.7%
Information Technology	13.8%
Health Care	12.3%
Consumer Staples	7.6%
Consumer Discretionary	7.2%
Utilities	6.5%
Communication Services	6.3%
Materials	1.8%
Other	1.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$60	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$985,988,044
  # of Portfolio Holdings39
  Portfolio Turnover Rate22%
  Total Net Advisory Fees Paid$4,029,613

Goldman Sachs International Equity ESG Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38141W596-SAR-0425     Class A

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Equity ESG Fund

Class C: GSICX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	21.5%
Financials	20.7%
Information Technology	13.8%
Health Care	12.3%
Consumer Staples	7.6%
Consumer Discretionary	7.2%
Utilities	6.5%
Communication Services	6.3%
Materials	1.8%
Other	1.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$99	1.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$985,988,044
  # of Portfolio Holdings39
  Portfolio Turnover Rate22%
  Total Net Advisory Fees Paid$4,029,613

Goldman Sachs International Equity ESG Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38142B328-SAR-0425     Class C

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Equity ESG Fund

Institutional Class: GSIEX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	21.5%
Financials	20.7%
Information Technology	13.8%
Health Care	12.3%
Consumer Staples	7.6%
Consumer Discretionary	7.2%
Utilities	6.5%
Communication Services	6.3%
Materials	1.8%
Other	1.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$985,988,044
  # of Portfolio Holdings39
  Portfolio Turnover Rate22%
  Total Net Advisory Fees Paid$4,029,613

Goldman Sachs International Equity ESG Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38141W448-SAR-0425     Institutional Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Equity ESG Fund

Service Class: GSISX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	21.5%
Financials	20.7%
Information Technology	13.8%
Health Care	12.3%
Consumer Staples	7.6%
Consumer Discretionary	7.2%
Utilities	6.5%
Communication Services	6.3%
Materials	1.8%
Other	1.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$70	1.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$985,988,044
  # of Portfolio Holdings39
  Portfolio Turnover Rate22%
  Total Net Advisory Fees Paid$4,029,613

Goldman Sachs International Equity ESG Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38141W430-SAR-0425     Service Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Equity ESG Fund

Investor Class: GIRNX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	21.5%
Financials	20.7%
Information Technology	13.8%
Health Care	12.3%
Consumer Staples	7.6%
Consumer Discretionary	7.2%
Utilities	6.5%
Communication Services	6.3%
Materials	1.8%
Other	1.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$47	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$985,988,044
  # of Portfolio Holdings39
  Portfolio Turnover Rate22%
  Total Net Advisory Fees Paid$4,029,613

Goldman Sachs International Equity ESG Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38145C588-SAR-0425     Investor Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Equity ESG Fund

Class R6: GSIWX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	21.5%
Financials	20.7%
Information Technology	13.8%
Health Care	12.3%
Consumer Staples	7.6%
Consumer Discretionary	7.2%
Utilities	6.5%
Communication Services	6.3%
Materials	1.8%
Other	1.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$985,988,044
  # of Portfolio Holdings39
  Portfolio Turnover Rate22%
  Total Net Advisory Fees Paid$4,029,613

Goldman Sachs International Equity ESG Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38148U486-SAR-0425     Class R6

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Equity ESG Fund

Class P: GTFPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	21.5%
Financials	20.7%
Information Technology	13.8%
Health Care	12.3%
Consumer Staples	7.6%
Consumer Discretionary	7.2%
Utilities	6.5%
Communication Services	6.3%
Materials	1.8%
Other	1.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$985,988,044
  # of Portfolio Holdings39
  Portfolio Turnover Rate22%
  Total Net Advisory Fees Paid$4,029,613

Goldman Sachs International Equity ESG Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38150B152-SAR-0425     Class P

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Equity Income Fund

Class A: GSAKX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	31.2%
Industrials	13.0%
Consumer Staples	9.1%
Utilities	8.5%
Health Care	8.1%
Information Technology	7.1%
Energy	6.1%
Communication Services	5.3%
Consumer Discretionary	4.2%
Other	6.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$60	1.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,317,154,896
  # of Portfolio Holdings41
  Portfolio Turnover Rate17%
  Total Net Advisory Fees Paid$7,253,636

Goldman Sachs International Equity Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38144N502-SAR-0425     Class A

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Equity Income Fund

Class C: GSCKX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	31.2%
Industrials	13.0%
Consumer Staples	9.1%
Utilities	8.5%
Health Care	8.1%
Information Technology	7.1%
Energy	6.1%
Communication Services	5.3%
Consumer Discretionary	4.2%
Other	6.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$99	1.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,317,154,896
  # of Portfolio Holdings41
  Portfolio Turnover Rate17%
  Total Net Advisory Fees Paid$7,253,636

Goldman Sachs International Equity Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38144N700-SAR-0425     Class C

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Equity Income Fund

Institutional Class: GSIKX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	31.2%
Industrials	13.0%
Consumer Staples	9.1%
Utilities	8.5%
Health Care	8.1%
Information Technology	7.1%
Energy	6.1%
Communication Services	5.3%
Consumer Discretionary	4.2%
Other	6.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,317,154,896
  # of Portfolio Holdings41
  Portfolio Turnover Rate17%
  Total Net Advisory Fees Paid$7,253,636

Goldman Sachs International Equity Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38144N809-SAR-0425     Institutional Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Equity Income Fund

Investor Class: GSTKX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	31.2%
Industrials	13.0%
Consumer Staples	9.1%
Utilities	8.5%
Health Care	8.1%
Information Technology	7.1%
Energy	6.1%
Communication Services	5.3%
Consumer Discretionary	4.2%
Other	6.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$47	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,317,154,896
  # of Portfolio Holdings41
  Portfolio Turnover Rate17%
  Total Net Advisory Fees Paid$7,253,636

Goldman Sachs International Equity Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38145N444-SAR-0425     Investor Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Equity Income Fund

Class R6: GSUKX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	31.2%
Industrials	13.0%
Consumer Staples	9.1%
Utilities	8.5%
Health Care	8.1%
Information Technology	7.1%
Energy	6.1%
Communication Services	5.3%
Consumer Discretionary	4.2%
Other	6.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$42	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,317,154,896
  # of Portfolio Holdings41
  Portfolio Turnover Rate17%
  Total Net Advisory Fees Paid$7,253,636

Goldman Sachs International Equity Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38148U478-SAR-0425     Class R6

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Equity Income Fund

Class R: GSRKX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	31.2%
Industrials	13.0%
Consumer Staples	9.1%
Utilities	8.5%
Health Care	8.1%
Information Technology	7.1%
Energy	6.1%
Communication Services	5.3%
Consumer Discretionary	4.2%
Other	6.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$73	1.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,317,154,896
  # of Portfolio Holdings41
  Portfolio Turnover Rate17%
  Total Net Advisory Fees Paid$7,253,636

Goldman Sachs International Equity Income Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38145N451-SAR-0425     Class R

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs International Equity Income Fund

Class P: GSNPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	31.2%
Industrials	13.0%
Consumer Staples	9.1%
Utilities	8.5%
Health Care	8.1%
Information Technology	7.1%
Energy	6.1%
Communication Services	5.3%
Consumer Discretionary	4.2%
Other	6.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$42	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$2,317,154,896
  # of Portfolio Holdings41
  Portfolio Turnover Rate17%
  Total Net Advisory Fees Paid$7,253,636

Goldman Sachs International Equity Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38150B269-SAR-0425     Class P

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Large Cap Growth Insights Fund

Class A: GLCGX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	46.7%
Consumer Discretionary	15.1%
Communication Services	13.9%
Health Care	7.4%
Financials	6.7%
Industrials	5.1%
Consumer Staples	2.8%
Materials	1.3%
Energy	0.4%
Other	0.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$44	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$1,339,696,412
  # of Portfolio Holdings92
  Portfolio Turnover Rate99%
  Total Net Advisory Fees Paid$3,583,061

Goldman Sachs Large Cap Growth Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38142B435-SAR-0425     Class A

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Large Cap Growth Insights Fund

Class C: GLCCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	46.7%
Consumer Discretionary	15.1%
Communication Services	13.9%
Health Care	7.4%
Financials	6.7%
Industrials	5.1%
Consumer Staples	2.8%
Materials	1.3%
Energy	0.4%
Other	0.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$81	1.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$1,339,696,412
  # of Portfolio Holdings92
  Portfolio Turnover Rate99%
  Total Net Advisory Fees Paid$3,583,061

Goldman Sachs Large Cap Growth Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38142B260-SAR-0425     Class C

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Large Cap Growth Insights Fund

Institutional Class: GCGIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	46.7%
Consumer Discretionary	15.1%
Communication Services	13.9%
Health Care	7.4%
Financials	6.7%
Industrials	5.1%
Consumer Staples	2.8%
Materials	1.3%
Energy	0.4%
Other	0.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$27	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$1,339,696,412
  # of Portfolio Holdings92
  Portfolio Turnover Rate99%
  Total Net Advisory Fees Paid$3,583,061

Goldman Sachs Large Cap Growth Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38142B385-SAR-0425     Institutional Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Large Cap Growth Insights Fund

Service Class: GSCLX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	46.7%
Consumer Discretionary	15.1%
Communication Services	13.9%
Health Care	7.4%
Financials	6.7%
Industrials	5.1%
Consumer Staples	2.8%
Materials	1.3%
Energy	0.4%
Other	0.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$51	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$1,339,696,412
  # of Portfolio Holdings92
  Portfolio Turnover Rate99%
  Total Net Advisory Fees Paid$3,583,061

Goldman Sachs Large Cap Growth Insights Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38142B377-SAR-0425     Service Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Large Cap Growth Insights Fund

Investor Class: GLCTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	46.7%
Consumer Discretionary	15.1%
Communication Services	13.9%
Health Care	7.4%
Financials	6.7%
Industrials	5.1%
Consumer Staples	2.8%
Materials	1.3%
Energy	0.4%
Other	0.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$32	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$1,339,696,412
  # of Portfolio Holdings92
  Portfolio Turnover Rate99%
  Total Net Advisory Fees Paid$3,583,061

Goldman Sachs Large Cap Growth Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38145N592-SAR-0425     Investor Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Large Cap Growth Insights Fund

Class R6: GLCUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	46.7%
Consumer Discretionary	15.1%
Communication Services	13.9%
Health Care	7.4%
Financials	6.7%
Industrials	5.1%
Consumer Staples	2.8%
Materials	1.3%
Energy	0.4%
Other	0.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$26	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$1,339,696,412
  # of Portfolio Holdings92
  Portfolio Turnover Rate99%
  Total Net Advisory Fees Paid$3,583,061

Goldman Sachs Large Cap Growth Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38147X523-SAR-0425     Class R6

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Large Cap Growth Insights Fund

Class R: GLCRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	46.7%
Consumer Discretionary	15.1%
Communication Services	13.9%
Health Care	7.4%
Financials	6.7%
Industrials	5.1%
Consumer Staples	2.8%
Materials	1.3%
Energy	0.4%
Other	0.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$56	1.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$1,339,696,412
  # of Portfolio Holdings92
  Portfolio Turnover Rate99%
  Total Net Advisory Fees Paid$3,583,061

Goldman Sachs Large Cap Growth Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38145N618-SAR-0425     Class R

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Large Cap Growth Insights Fund

Class P: GMZPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	46.7%
Consumer Discretionary	15.1%
Communication Services	13.9%
Health Care	7.4%
Financials	6.7%
Industrials	5.1%
Consumer Staples	2.8%
Materials	1.3%
Energy	0.4%
Other	0.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$26	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$1,339,696,412
  # of Portfolio Holdings92
  Portfolio Turnover Rate99%
  Total Net Advisory Fees Paid$3,583,061

Goldman Sachs Large Cap Growth Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38150B541-SAR-0425     Class P

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Large Cap Value Insights Fund

Class A: GCVAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.4%
Industrials	15.2%
Health Care	15.0%
Information Technology	8.9%
Consumer Staples	7.6%
Consumer Discretionary	6.6%
Energy	5.8%
Real Estate	4.8%
Communication Services	4.1%
Other	7.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$45	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$514,383,591
  # of Portfolio Holdings187
  Portfolio Turnover Rate98%
  Total Net Advisory Fees Paid$1,311,228

Goldman Sachs Large Cap Value Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38142V225-SAR-0425     Class A

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Large Cap Value Insights Fund

Class C: GCVCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.4%
Industrials	15.2%
Health Care	15.0%
Information Technology	8.9%
Consumer Staples	7.6%
Consumer Discretionary	6.6%
Energy	5.8%
Real Estate	4.8%
Communication Services	4.1%
Other	7.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$82	1.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$514,383,591
  # of Portfolio Holdings187
  Portfolio Turnover Rate98%
  Total Net Advisory Fees Paid$1,311,228

Goldman Sachs Large Cap Value Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38142V191-SAR-0425     Class C

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Large Cap Value Insights Fund

Institutional Class: GCVIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.4%
Industrials	15.2%
Health Care	15.0%
Information Technology	8.9%
Consumer Staples	7.6%
Consumer Discretionary	6.6%
Energy	5.8%
Real Estate	4.8%
Communication Services	4.1%
Other	7.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$27	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$514,383,591
  # of Portfolio Holdings187
  Portfolio Turnover Rate98%
  Total Net Advisory Fees Paid$1,311,228

Goldman Sachs Large Cap Value Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38142V183-SAR-0425     Institutional Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Large Cap Value Insights Fund

Service Class: GCLSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.4%
Industrials	15.2%
Health Care	15.0%
Information Technology	8.9%
Consumer Staples	7.6%
Consumer Discretionary	6.6%
Energy	5.8%
Real Estate	4.8%
Communication Services	4.1%
Other	7.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$52	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$514,383,591
  # of Portfolio Holdings187
  Portfolio Turnover Rate98%
  Total Net Advisory Fees Paid$1,311,228

Goldman Sachs Large Cap Value Insights Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38142V175-SAR-0425     Service Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Large Cap Value Insights Fund

Investor Class: GCVTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.4%
Industrials	15.2%
Health Care	15.0%
Information Technology	8.9%
Consumer Staples	7.6%
Consumer Discretionary	6.6%
Energy	5.8%
Real Estate	4.8%
Communication Services	4.1%
Other	7.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$33	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$514,383,591
  # of Portfolio Holdings187
  Portfolio Turnover Rate98%
  Total Net Advisory Fees Paid$1,311,228

Goldman Sachs Large Cap Value Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38145N626-SAR-0425     Investor Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Large Cap Value Insights Fund

Class R6: GCVUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.4%
Industrials	15.2%
Health Care	15.0%
Information Technology	8.9%
Consumer Staples	7.6%
Consumer Discretionary	6.6%
Energy	5.8%
Real Estate	4.8%
Communication Services	4.1%
Other	7.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$27	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$514,383,591
  # of Portfolio Holdings187
  Portfolio Turnover Rate98%
  Total Net Advisory Fees Paid$1,311,228

Goldman Sachs Large Cap Value Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38147X515-SAR-0425     Class R6

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Large Cap Value Insights Fund

Class R: GCVRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.4%
Industrials	15.2%
Health Care	15.0%
Information Technology	8.9%
Consumer Staples	7.6%
Consumer Discretionary	6.6%
Energy	5.8%
Real Estate	4.8%
Communication Services	4.1%
Other	7.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$57	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$514,383,591
  # of Portfolio Holdings187
  Portfolio Turnover Rate98%
  Total Net Advisory Fees Paid$1,311,228

Goldman Sachs Large Cap Value Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38145N634-SAR-0425     Class R

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Large Cap Value Insights Fund

Class P: GMXPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.4%
Industrials	15.2%
Health Care	15.0%
Information Technology	8.9%
Consumer Staples	7.6%
Consumer Discretionary	6.6%
Energy	5.8%
Real Estate	4.8%
Communication Services	4.1%
Other	7.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$27	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$514,383,591
  # of Portfolio Holdings187
  Portfolio Turnover Rate98%
  Total Net Advisory Fees Paid$1,311,228

Goldman Sachs Large Cap Value Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38150B525-SAR-0425     Class P

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Small Cap Equity Insights Fund

Class A: GCSAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	18.7%
Health Care	17.9%
Industrials	16.9%
Information Technology	13.1%
Consumer Discretionary	10.0%
Real Estate	6.5%
Energy	4.2%
Consumer Staples	3.1%
Materials	2.9%
Other	4.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$57	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$395,056,840
  # of Portfolio Holdings521
  Portfolio Turnover Rate75%
  Total Net Advisory Fees Paid$1,684,086

Goldman Sachs Small Cap Equity Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38142V506-SAR-0425     Class A

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Small Cap Equity Insights Fund

Class C: GCSCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	18.7%
Health Care	17.9%
Industrials	16.9%
Information Technology	13.1%
Consumer Discretionary	10.0%
Real Estate	6.5%
Energy	4.2%
Consumer Staples	3.1%
Materials	2.9%
Other	4.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$92	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$395,056,840
  # of Portfolio Holdings521
  Portfolio Turnover Rate75%
  Total Net Advisory Fees Paid$1,684,086

Goldman Sachs Small Cap Equity Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38142V704-SAR-0425     Class C

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Small Cap Equity Insights Fund

Institutional Class: GCSIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	18.7%
Health Care	17.9%
Industrials	16.9%
Information Technology	13.1%
Consumer Discretionary	10.0%
Real Estate	6.5%
Energy	4.2%
Consumer Staples	3.1%
Materials	2.9%
Other	4.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$395,056,840
  # of Portfolio Holdings521
  Portfolio Turnover Rate75%
  Total Net Advisory Fees Paid$1,684,086

Goldman Sachs Small Cap Equity Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38142V803-SAR-0425     Institutional Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Small Cap Equity Insights Fund

Service Class: GCSSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	18.7%
Health Care	17.9%
Industrials	16.9%
Information Technology	13.1%
Consumer Discretionary	10.0%
Real Estate	6.5%
Energy	4.2%
Consumer Staples	3.1%
Materials	2.9%
Other	4.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$63	1.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$395,056,840
  # of Portfolio Holdings521
  Portfolio Turnover Rate75%
  Total Net Advisory Fees Paid$1,684,086

Goldman Sachs Small Cap Equity Insights Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38142V886-SAR-0425     Service Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Small Cap Equity Insights Fund

Investor Class: GDSTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	18.7%
Health Care	17.9%
Industrials	16.9%
Information Technology	13.1%
Consumer Discretionary	10.0%
Real Estate	6.5%
Energy	4.2%
Consumer Staples	3.1%
Materials	2.9%
Other	4.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$45	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$395,056,840
  # of Portfolio Holdings521
  Portfolio Turnover Rate75%
  Total Net Advisory Fees Paid$1,684,086

Goldman Sachs Small Cap Equity Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38145N576-SAR-0425     Investor Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Small Cap Equity Insights Fund

Class R6: GCSUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	18.7%
Health Care	17.9%
Industrials	16.9%
Information Technology	13.1%
Consumer Discretionary	10.0%
Real Estate	6.5%
Energy	4.2%
Consumer Staples	3.1%
Materials	2.9%
Other	4.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$39	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$395,056,840
  # of Portfolio Holdings521
  Portfolio Turnover Rate75%
  Total Net Advisory Fees Paid$1,684,086

Goldman Sachs Small Cap Equity Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38147X499-SAR-0425     Class R6

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Small Cap Equity Insights Fund

Class R: GDSRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	18.7%
Health Care	17.9%
Industrials	16.9%
Information Technology	13.1%
Consumer Discretionary	10.0%
Real Estate	6.5%
Energy	4.2%
Consumer Staples	3.1%
Materials	2.9%
Other	4.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$68	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$395,056,840
  # of Portfolio Holdings521
  Portfolio Turnover Rate75%
  Total Net Advisory Fees Paid$1,684,086

Goldman Sachs Small Cap Equity Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38145N584-SAR-0425     Class R

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Small Cap Equity Insights Fund

Class P: GMAPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	18.7%
Health Care	17.9%
Industrials	16.9%
Information Technology	13.1%
Consumer Discretionary	10.0%
Real Estate	6.5%
Energy	4.2%
Consumer Staples	3.1%
Materials	2.9%
Other	4.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$39	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$395,056,840
  # of Portfolio Holdings521
  Portfolio Turnover Rate75%
  Total Net Advisory Fees Paid$1,684,086

Goldman Sachs Small Cap Equity Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38150B368-SAR-0425     Class P

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Small Cap Growth Insights Fund

Class A: GSAOX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	25.1%
Industrials	22.3%
Information Technology	19.9%
Consumer Discretionary	10.3%
Financials	8.3%
Consumer Staples	4.0%
Materials	3.5%
Energy	2.5%
Communication Services	1.6%
Other	1.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$57	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$119,407,027
  # of Portfolio Holdings370
  Portfolio Turnover Rate74%
  Total Net Advisory Fees Paid$530,376

Goldman Sachs Small Cap Growth Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38143H225-SAR-0425     Class A

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Small Cap Growth Insights Fund

Class C: GSCOX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	25.1%
Industrials	22.3%
Information Technology	19.9%
Consumer Discretionary	10.3%
Financials	8.3%
Consumer Staples	4.0%
Materials	3.5%
Energy	2.5%
Communication Services	1.6%
Other	1.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$93	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$119,407,027
  # of Portfolio Holdings370
  Portfolio Turnover Rate74%
  Total Net Advisory Fees Paid$530,376

Goldman Sachs Small Cap Growth Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38143H191-SAR-0425     Class C

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Small Cap Growth Insights Fund

Institutional Class: GSIOX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	25.1%
Industrials	22.3%
Information Technology	19.9%
Consumer Discretionary	10.3%
Financials	8.3%
Consumer Staples	4.0%
Materials	3.5%
Energy	2.5%
Communication Services	1.6%
Other	1.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$119,407,027
  # of Portfolio Holdings370
  Portfolio Turnover Rate74%
  Total Net Advisory Fees Paid$530,376

Goldman Sachs Small Cap Growth Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38143H183-SAR-0425     Institutional Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Small Cap Growth Insights Fund

Investor Class: GSTOX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	25.1%
Industrials	22.3%
Information Technology	19.9%
Consumer Discretionary	10.3%
Financials	8.3%
Consumer Staples	4.0%
Materials	3.5%
Energy	2.5%
Communication Services	1.6%
Other	1.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$45	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$119,407,027
  # of Portfolio Holdings370
  Portfolio Turnover Rate74%
  Total Net Advisory Fees Paid$530,376

Goldman Sachs Small Cap Growth Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38145N535-SAR-0425     Investor Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Small Cap Growth Insights Fund

Class R6: GINUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	25.1%
Industrials	22.3%
Information Technology	19.9%
Consumer Discretionary	10.3%
Financials	8.3%
Consumer Staples	4.0%
Materials	3.5%
Energy	2.5%
Communication Services	1.6%
Other	1.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$39	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$119,407,027
  # of Portfolio Holdings370
  Portfolio Turnover Rate74%
  Total Net Advisory Fees Paid$530,376

Goldman Sachs Small Cap Growth Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38147X481-SAR-0425     Class R6

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Small Cap Growth Insights Fund

Class R: GSROX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	25.1%
Industrials	22.3%
Information Technology	19.9%
Consumer Discretionary	10.3%
Financials	8.3%
Consumer Staples	4.0%
Materials	3.5%
Energy	2.5%
Communication Services	1.6%
Other	1.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$69	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$119,407,027
  # of Portfolio Holdings370
  Portfolio Turnover Rate74%
  Total Net Advisory Fees Paid$530,376

Goldman Sachs Small Cap Growth Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38145N543-SAR-0425     Class R

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Small Cap Growth Insights Fund

Class P: GSZPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	25.1%
Industrials	22.3%
Information Technology	19.9%
Consumer Discretionary	10.3%
Financials	8.3%
Consumer Staples	4.0%
Materials	3.5%
Energy	2.5%
Communication Services	1.6%
Other	1.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$39	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$119,407,027
  # of Portfolio Holdings370
  Portfolio Turnover Rate74%
  Total Net Advisory Fees Paid$530,376

Goldman Sachs Small Cap Growth Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38150B350-SAR-0425     Class P

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Small Cap Value Insights Fund

Class A: GSATX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	31.2%
Real Estate	11.5%
Industrials	11.4%
Consumer Discretionary	9.9%
Health Care	9.1%
Energy	6.5%
Information Technology	5.9%
Utilities	5.2%
Communication Services	3.6%
Other	5.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$56	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$732,116,268
  # of Portfolio Holdings458
  Portfolio Turnover Rate61%
  Total Net Advisory Fees Paid$3,623,134

Goldman Sachs Small Cap Value Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38143H282-SAR-0425     Class A

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Small Cap Value Insights Fund

Class C: GSCTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	31.2%
Real Estate	11.5%
Industrials	11.4%
Consumer Discretionary	9.9%
Health Care	9.1%
Energy	6.5%
Information Technology	5.9%
Utilities	5.2%
Communication Services	3.6%
Other	5.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$90	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$732,116,268
  # of Portfolio Holdings458
  Portfolio Turnover Rate61%
  Total Net Advisory Fees Paid$3,623,134

Goldman Sachs Small Cap Value Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38143H266-SAR-0425     Class C

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Small Cap Value Insights Fund

Institutional Class: GSITX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	31.2%
Real Estate	11.5%
Industrials	11.4%
Consumer Discretionary	9.9%
Health Care	9.1%
Energy	6.5%
Information Technology	5.9%
Utilities	5.2%
Communication Services	3.6%
Other	5.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$732,116,268
  # of Portfolio Holdings458
  Portfolio Turnover Rate61%
  Total Net Advisory Fees Paid$3,623,134

Goldman Sachs Small Cap Value Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38143H241-SAR-0425     Institutional Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Small Cap Value Insights Fund

Investor Class: GTTTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	31.2%
Real Estate	11.5%
Industrials	11.4%
Consumer Discretionary	9.9%
Health Care	9.1%
Energy	6.5%
Information Technology	5.9%
Utilities	5.2%
Communication Services	3.6%
Other	5.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$44	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$732,116,268
  # of Portfolio Holdings458
  Portfolio Turnover Rate61%
  Total Net Advisory Fees Paid$3,623,134

Goldman Sachs Small Cap Value Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38145N550-SAR-0425     Investor Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Small Cap Value Insights Fund

Class R6: GTTUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	31.2%
Real Estate	11.5%
Industrials	11.4%
Consumer Discretionary	9.9%
Health Care	9.1%
Energy	6.5%
Information Technology	5.9%
Utilities	5.2%
Communication Services	3.6%
Other	5.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$39	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$732,116,268
  # of Portfolio Holdings458
  Portfolio Turnover Rate61%
  Total Net Advisory Fees Paid$3,623,134

Goldman Sachs Small Cap Value Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38147X473-SAR-0425     Class R6

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Small Cap Value Insights Fund

Class R: GTTRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	31.2%
Real Estate	11.5%
Industrials	11.4%
Consumer Discretionary	9.9%
Health Care	9.1%
Energy	6.5%
Information Technology	5.9%
Utilities	5.2%
Communication Services	3.6%
Other	5.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$67	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$732,116,268
  # of Portfolio Holdings458
  Portfolio Turnover Rate61%
  Total Net Advisory Fees Paid$3,623,134

Goldman Sachs Small Cap Value Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38145N568-SAR-0425     Class R

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Small Cap Value Insights Fund

Class P: GSXPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	31.2%
Real Estate	11.5%
Industrials	11.4%
Consumer Discretionary	9.9%
Health Care	9.1%
Energy	6.5%
Information Technology	5.9%
Utilities	5.2%
Communication Services	3.6%
Other	5.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$39	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$732,116,268
  # of Portfolio Holdings458
  Portfolio Turnover Rate61%
  Total Net Advisory Fees Paid$3,623,134

Goldman Sachs Small Cap Value Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38150B335-SAR-0425     Class P

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs U.S. Equity Insights Fund

Class A: GSSQX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	29.4%
Financials	15.4%
Health Care	11.4%
Consumer Discretionary	11.3%
Industrials	9.0%
Communication Services	9.0%
Consumer Staples	5.2%
Energy	2.5%
Materials	2.1%
Other	3.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$45	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$1,007,008,718
  # of Portfolio Holdings152
  Portfolio Turnover Rate99%
  Total Net Advisory Fees Paid$2,789,703

Goldman Sachs U.S. Equity Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38141W620-SAR-0425     Class A

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs U.S. Equity Insights Fund

Class C: GSUSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	29.4%
Financials	15.4%
Health Care	11.4%
Consumer Discretionary	11.3%
Industrials	9.0%
Communication Services	9.0%
Consumer Staples	5.2%
Energy	2.5%
Materials	2.1%
Other	3.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$81	1.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$1,007,008,718
  # of Portfolio Holdings152
  Portfolio Turnover Rate99%
  Total Net Advisory Fees Paid$2,789,703

Goldman Sachs U.S. Equity Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38142B278-SAR-0425     Class C

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs U.S. Equity Insights Fund

Institutional Class: GSELX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	29.4%
Financials	15.4%
Health Care	11.4%
Consumer Discretionary	11.3%
Industrials	9.0%
Communication Services	9.0%
Consumer Staples	5.2%
Energy	2.5%
Materials	2.1%
Other	3.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$27	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$1,007,008,718
  # of Portfolio Holdings152
  Portfolio Turnover Rate99%
  Total Net Advisory Fees Paid$2,789,703

Goldman Sachs U.S. Equity Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38141W372-SAR-0425     Institutional Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs U.S. Equity Insights Fund

Service Class: GSESX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	29.4%
Financials	15.4%
Health Care	11.4%
Consumer Discretionary	11.3%
Industrials	9.0%
Communication Services	9.0%
Consumer Staples	5.2%
Energy	2.5%
Materials	2.1%
Other	3.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$52	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$1,007,008,718
  # of Portfolio Holdings152
  Portfolio Turnover Rate99%
  Total Net Advisory Fees Paid$2,789,703

Goldman Sachs U.S. Equity Insights Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38141W463-SAR-0425     Service Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs U.S. Equity Insights Fund

Investor Class: GSUTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	29.4%
Financials	15.4%
Health Care	11.4%
Consumer Discretionary	11.3%
Industrials	9.0%
Communication Services	9.0%
Consumer Staples	5.2%
Energy	2.5%
Materials	2.1%
Other	3.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$33	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$1,007,008,718
  # of Portfolio Holdings152
  Portfolio Turnover Rate99%
  Total Net Advisory Fees Paid$2,789,703

Goldman Sachs U.S. Equity Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38145N642-SAR-0425     Investor Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs U.S. Equity Insights Fund

Class R6: GSEUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	29.4%
Financials	15.4%
Health Care	11.4%
Consumer Discretionary	11.3%
Industrials	9.0%
Communication Services	9.0%
Consumer Staples	5.2%
Energy	2.5%
Materials	2.1%
Other	3.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$27	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$1,007,008,718
  # of Portfolio Holdings152
  Portfolio Turnover Rate99%
  Total Net Advisory Fees Paid$2,789,703

Goldman Sachs U.S. Equity Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38147X465-SAR-0425     Class R6

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs U.S. Equity Insights Fund

Class R: GSURX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	29.4%
Financials	15.4%
Health Care	11.4%
Consumer Discretionary	11.3%
Industrials	9.0%
Communication Services	9.0%
Consumer Staples	5.2%
Energy	2.5%
Materials	2.1%
Other	3.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$57	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$1,007,008,718
  # of Portfolio Holdings152
  Portfolio Turnover Rate99%
  Total Net Advisory Fees Paid$2,789,703

Goldman Sachs U.S. Equity Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38145N659-SAR-0425     Class R

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs U.S. Equity Insights Fund

Class P: GSEPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	29.4%
Financials	15.4%
Health Care	11.4%
Consumer Discretionary	11.3%
Industrials	9.0%
Communication Services	9.0%
Consumer Staples	5.2%
Energy	2.5%
Materials	2.1%
Other	3.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$27	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of April 30, 2025)

  Total Net Assets$1,007,008,718
  # of Portfolio Holdings152
  Portfolio Turnover Rate99%
  Total Net Advisory Fees Paid$2,789,703

Goldman Sachs U.S. Equity Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38150B186-SAR-0425     Class P

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Semi-Annual Financial Statements April 30, 2025 Goldman Sachs Domestic Equity Insights Funds Goldman Sachs Large Cap Growth Insights Fund Goldman Sachs Large Cap Value Insights Fund Goldman Sachs Small Cap Equity Insights Fund Goldman Sachs Small Cap Growth Insights Fund Goldman Sachs Small Cap Value Insights Fund Goldman Sachs U.S. Equity Insights Fund Goldman Sachs Asset Management

Goldman Sachs Domestic Equity Insights Funds

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%

Aerospace & Defense – 0.7%
35,686	General Electric Co.	$7,192,156
8,410	HEICO Corp.	2,108,892

		9,301,048

Air Freight & Logistics – 0.4%
58,472	United Parcel Service, Inc., Class B	5,572,382

Automobiles – 3.0%
141,663	Tesla, Inc.*	39,971,632

Banks – 0.1%
5,560	Cullen/Frost Bankers, Inc.	647,573

Beverages – 0.9%
27,818	Monster Beverage Corp.*	1,672,418
80,163	PepsiCo, Inc.	10,868,500

		12,540,918

Biotechnology – 1.5%
2,171	Alnylam Pharmaceuticals, Inc.*	571,494
15,554	BioMarin Pharmaceutical, Inc.*	990,634
72,502	Natera, Inc.*	10,942,727
13,596	Regeneron Pharmaceuticals, Inc.	8,140,741

		20,645,596

Broadline Retail – 6.4%
464,256	Amazon.com, Inc.*	85,618,092

Capital Markets – 2.6%
32,917	Ameriprise Financial, Inc.	15,504,565
5,390	Coinbase Global, Inc., Class A*	1,093,577
35,927	Invesco Ltd.	500,463
104,071	Morgan Stanley	12,011,875
11,484	Morningstar, Inc.	3,269,725
3,428	MSCI, Inc.	1,868,637
54,800	XP, Inc., Class A (Brazil)	882,280

		35,131,122

Chemicals – 1.3%
69,580	Ecolab, Inc.	17,494,499

Commercial Services & Supplies – 1.2%
76,675	Cintas Corp.	16,230,564

Communications Equipment – 0.5%
81,857	Arista Networks, Inc.*	6,734,375

Construction & Engineering – 1.1%
24,222	Comfort Systems USA, Inc.	9,629,456
38,849	MasTec, Inc.*	4,946,255

		14,575,711

Consumer Finance – 0.3%
23,495	Capital One Financial Corp.	4,235,209

Consumer Staples Distribution & Retail – 1.1%
12,849	Costco Wholesale Corp.	12,778,330
18,395	Sysco Corp.	1,313,403

		14,091,733

Diversified Consumer Services – 0.3%
21,023	Bright Horizons Family Solutions, Inc.*	2,636,704

Shares	Description	Value

Common Stocks – (continued)

Diversified Consumer Services – (continued)
15,778	H&R Block, Inc.	$952,518

		3,589,222

Electrical Equipment – 0.0%
3,144	Vertiv Holdings Co., Class A	268,435

Entertainment – 2.6%
26,740	Netflix, Inc.*	30,262,193
39,130	ROBLOX Corp., Class A*	2,623,667
35,647	Roku, Inc.*	2,430,412

		35,316,272

Financial Services – 3.7%
19,730	Affirm Holdings, Inc.*	981,765
164,000	Equitable Holdings, Inc.	8,109,800
20,455	Euronet Worldwide, Inc.*	2,027,091
40,389	Mastercard, Inc., Class A	22,135,595
47,008	Visa, Inc., Class A	16,241,264

		49,495,515

Ground Transportation – 0.1%
46,983	Lyft, Inc., Class A*	582,589
5,701	Uber Technologies, Inc.*	461,838

		1,044,427

Health Care Equipment & Supplies – 0.7%
17,040	Intuitive Surgical, Inc.*	8,789,232

Health Care Providers & Services – 1.0%
76,232	Universal Health Services, Inc., Class B	13,498,400

Health Care REITs – 0.1%
18,232	Omega Healthcare Investors, Inc. REIT	711,960

Health Care Technology – 0.2%
11,130	Veeva Systems, Inc., Class A*	2,600,970

Hotels, Restaurants & Leisure – 2.7%
25,620	Airbnb, Inc., Class A*	3,123,590
2,779	Booking Holdings, Inc.	14,170,899
7,119	Churchill Downs, Inc.	643,629
16,700	Darden Restaurants, Inc.	3,350,688
33,094	DoorDash, Inc., Class A*	6,383,502
3,760	Expedia Group, Inc.	590,057
33,623	Flutter Entertainment PLC (United Kingdom)*	8,102,807

		36,365,172

Household Products – 0.8%
97,312	Colgate-Palmolive Co.	8,971,193
14,131	Procter & Gamble Co. (The)	2,297,277

		11,268,470

Interactive Media & Services – 11.2%
224,993	Alphabet, Inc., Class A	35,728,888
369,228	Alphabet, Inc., Class C	59,405,093
83,163	Meta Platforms, Inc., Class A	45,656,487
384,606	Pinterest, Inc., Class A*	9,738,224

		150,528,692

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

IT Services – 1.2%
7,576	Cloudflare, Inc., Class A*	$915,029
16,309	Gartner, Inc.*	6,867,394
45,499	GoDaddy, Inc., Class A*	8,568,827
5,299	Twilio, Inc., Class A*	512,466

		16,863,716

Life Sciences Tools & Services – 0.9%
78,203	IQVIA Holdings, Inc.*	12,126,939

Oil, Gas & Consumable Fuels – 0.4%
27,611	Targa Resources Corp.	4,718,720

Passenger Airlines – 0.0%
7,838	Alaska Air Group, Inc.*	346,988

Pharmaceuticals – 3.1%
27,447	Eli Lilly & Co.	24,673,480
107,422	Zoetis, Inc.	16,800,801

		41,474,281

Professional Services – 1.6%
44,208	Broadridge Financial Solutions, Inc.	10,716,019
40,181	Equifax, Inc.	10,452,284

		21,168,303

Semiconductors & Semiconductor Equipment – 14.1%
5,911	Advanced Micro Devices, Inc.*	575,436
265,636	Broadcom, Inc.	51,126,961
617	KLA Corp.	433,560
1,102,491	NVIDIA Corp.	120,083,320
114,721	QUALCOMM, Inc.	17,031,479

		189,250,756

Software – 18.9%
13,405	Atlassian Corp., Class A*	3,060,496
797	Crowdstrike Holdings, Inc., Class A*	341,809
147,912	Datadog, Inc., Class A*	15,110,690
7,903	Fair Isaac Corp.*	15,724,441
79,862	Manhattan Associates, Inc.*	14,166,720
390,231	Microsoft Corp.	154,242,705
74,350	Palantir Technologies, Inc., Class A*	8,806,014

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
48,264	Palo Alto Networks, Inc.*	$9,021,989
86,890	RingCentral, Inc., Class A*	2,215,695
35,453	Salesforce, Inc.	9,526,576
15,882	ServiceNow, Inc.*	15,167,469
23,642	Workday, Inc., Class A*	5,792,290

		253,176,894

Specialty Retail – 2.8%
1,407	AutoZone, Inc.*	5,293,978
4,883	Carvana Co.*	1,193,161
60,849	Home Depot, Inc. (The)	21,935,456
52,500	TJX Cos., Inc. (The)	6,755,700
10,853	Williams-Sonoma, Inc.	1,676,463

		36,854,758

Technology Hardware, Storage & Peripherals – 11.9%
752,000	Apple, Inc.	159,800,000

TOTAL COMMON STOCKS (Cost $807,569,892)		1,332,048,576

Shares	Dividend Rate	Value

Investment Company – 0.0%(a)
Goldman Sachs Financial Square Government Fund - Institutional Shares
4,053	4.248%	4,053
(Cost $4,053)

TOTAL INVESTMENTS – 99.4% (Cost $807,573,945)		$1,332,052,629

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		7,643,783

NET ASSETS – 100.0%		$1,339,696,412

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	23	06/20/25	$6,425,050	$34,149

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%

Aerospace & Defense – 4.6%
26,230	General Dynamics Corp.	$7,137,707
35,634	General Electric Co.	7,181,676
20,308	Howmet Aerospace, Inc.	2,814,283
27,070	RTX Corp.	3,414,339
47,421	Textron, Inc.	3,337,016

		23,885,021

Air Freight & Logistics – 1.3%
68,590	United Parcel Service, Inc., Class B	6,536,627

Automobile Components – 0.2%
9,574	Lear Corp.	820,971

Banks – 8.3%
114,920	Bank of America Corp.	4,583,010
110,751	Citigroup, Inc.	7,573,153
45,633	Citizens Financial Group, Inc.	1,683,401
25,433	Commerce Bancshares, Inc.	1,544,800
14,465	Cullen/Frost Bankers, Inc.	1,684,739
69,040	FNB Corp.	903,734
141,042	Huntington Bancshares, Inc.	2,049,340
60,787	JPMorgan Chase & Co.	14,869,716
39,348	PNC Financial Services Group, Inc. (The)	6,322,830
2,670	Prosperity Bancshares, Inc.	181,293
9,890	Truist Financial Corp.	379,183
19,276	US Bancorp	777,594

		42,552,793

Beverages – 1.9%
3,129	Coca-Cola Consolidated, Inc.	4,242,330
37,740	Monster Beverage Corp.*	2,268,929
25,630	PepsiCo, Inc.	3,474,915

		9,986,174

Biotechnology – 2.4%
72,791	BioMarin Pharmaceutical, Inc.*	4,636,059
9,465	Gilead Sciences, Inc.	1,008,401
8,761	Moderna, Inc.*	250,039
10,769	Regeneron Pharmaceuticals, Inc.	6,448,046

		12,342,545

Building Products – 0.1%
1,813	A O Smith Corp.	123,030
588	Allegion PLC	81,850
4,309	Carrier Global Corp.	269,485

		474,365

Capital Markets – 5.4%
28,136	CME Group, Inc.	7,795,923
10,609	Evercore, Inc., Class A	2,177,922
77,366	Franklin Resources, Inc.	1,451,386
272,007	Invesco Ltd.	3,789,057
71,549	Morgan Stanley	8,258,186
11,339	Stifel Financial Corp.	971,639
214,270	XP, Inc., Class A (Brazil)	3,449,747

		27,893,860

Chemicals – 3.1%
1,394	Air Products and Chemicals, Inc.	377,899
16,592	Axalta Coating Systems Ltd.*	539,240

Shares	Description	Value

Common Stocks – (continued)

Chemicals – (continued)
18,639	Ecolab, Inc.	$4,686,404
1,670	International Flavors & Fragrances, Inc.	131,028
22,851	Linde PLC	10,356,759

		16,091,330

Commercial Services & Supplies – 1.4%
24,691	Cintas Corp.	5,226,591
7,891	Republic Services, Inc.	1,978,668

		7,205,259

Communications Equipment – 2.0%
179,708	Cisco Systems, Inc.	10,374,543

Construction & Engineering – 1.4%
15,610	AECOM	1,539,927
42,610	MasTec, Inc.*	5,425,105

		6,965,032

Construction Materials – 0.3%
15,975	CRH PLC	1,524,334

Consumer Finance – 1.7%
39,017	Capital One Financial Corp.	7,033,204
4,815	OneMain Holdings, Inc.	226,642
31,581	Synchrony Financial	1,640,633

		8,900,479

Consumer Staples Distribution & Retail – 1.6%
11,541	BJ’s Wholesale Club Holdings, Inc.*	1,356,760
165	Costco Wholesale Corp.	164,093
17,815	Sysco Corp.	1,271,991
23,116	Target Corp.	2,235,317
2,708	US Foods Holding Corp.*	177,807
35,066	Walmart, Inc.	3,410,168

		8,616,136

Diversified Consumer Services – 0.9%
17,432	Bright Horizons Family Solutions, Inc.*	2,186,322
19,379	H&R Block, Inc.	1,169,910
17,858	Service Corp. International	1,426,854

		4,783,086

Diversified Telecommunication Services – 1.9%
217,812	Verizon Communications, Inc.	9,596,797

Electric Utilities – 2.2%
1,548	American Electric Power Co., Inc.	167,710
4,837	Constellation Energy Corp.	1,080,779
48,859	NextEra Energy, Inc.	3,267,690
14,503	PG&E Corp.	239,590
48,188	PPL Corp.	1,758,862
68,760	Xcel Energy, Inc.	4,861,332

		11,375,963

Electrical Equipment – 1.3%
35,293	AMETEK, Inc.	5,984,987
1,744	Eaton Corp. PLC	513,381

		6,498,368

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Electronic Equipment, Instruments & Components – 1.8%
135,459	Corning, Inc.	$6,011,670
6,566	Teledyne Technologies, Inc.*	3,059,953

		9,071,623

Energy Equipment & Services – 0.8%
121,366	Halliburton Co.	2,405,474
62,023	TechnipFMC PLC (United Kingdom)	1,747,188

		4,152,662

Entertainment – 1.3%
22,167	Roku, Inc.*	1,511,346
57,724	Walt Disney Co. (The)	5,249,998

		6,761,344

Financial Services – 4.2%
8,823	Affirm Holdings, Inc.*	439,032
29,175	Berkshire Hathaway, Inc., Class B*	15,557,569
25,636	Euronet Worldwide, Inc.*	2,540,528
14,468	Fiserv, Inc.*	2,670,359
12,327	Voya Financial, Inc.	729,758

		21,937,246

Food Products – 0.5%
30,436	Kraft Heinz Co. (The)	885,688
6,355	Mondelez International, Inc., Class A	432,966
9,525	Pilgrim’s Pride Corp.	519,874
8,683	Tyson Foods, Inc., Class A	531,747

		2,370,275

Gas Utilities – 0.2%
7,778	Atmos Energy Corp.	1,249,380

Health Care Equipment & Supplies – 4.0%
77,313	Abbott Laboratories	10,108,675
39,299	Boston Scientific Corp.*	4,042,688
2,571	GE HealthCare Technologies, Inc.	180,818
72,477	Medtronic PLC	6,143,151

		20,475,332

Health Care Providers & Services – 3.9%
3,644	Cigna Group (The)	1,239,106
77,012	CVS Health Corp.	5,137,471
7,063	HCA Healthcare, Inc.	2,437,300
13,319	UnitedHealth Group, Inc.	5,479,969
32,030	Universal Health Services, Inc., Class B	5,671,552

		19,965,398

Health Care REITs – 1.7%
29,385	Healthpeak Properties, Inc. REIT	524,228
51,446	Omega Healthcare Investors, Inc. REIT	2,008,966
80,545	Ventas, Inc. REIT	5,644,594
3,472	Welltower, Inc. REIT	529,792

		8,707,580

Hotels, Restaurants & Leisure – 1.3%
531	Booking Holdings, Inc.	2,707,718

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – (continued)
9,052	Darden Restaurants, Inc.	$1,816,193
2,082	DoorDash, Inc., Class A*	401,597
4,055	Flutter Entertainment PLC (United Kingdom)*	977,215
1,962	McDonald’s Corp.	627,153

		6,529,876

Household Durables – 0.7%
14,659	Garmin Ltd.	2,739,327
8,544	PulteGroup, Inc.	876,444

		3,615,771

Household Products – 2.4%
1,928	Colgate-Palmolive Co.	177,742
73,679	Procter & Gamble Co. (The)	11,977,995

		12,155,737

Industrial REITs – 1.1%
49,993	Prologis, Inc. REIT	5,109,285
8,351	Rexford Industrial Realty, Inc. REIT	276,418

		5,385,703

Insurance – 3.4%
20,802	Loews Corp.	1,806,238
16,826	Marsh & McLennan Cos., Inc.	3,793,758
37,802	Principal Financial Group, Inc.	2,803,018
25,476	Travelers Cos., Inc. (The)	6,728,976
32,181	W R Berkley Corp.	2,307,056

		17,439,046

Interactive Media & Services – 0.3%
8,446	Alphabet, Inc., Class A	1,341,225
9,057	Pinterest, Inc., Class A*	229,323

		1,570,548

IT Services – 1.2%
6,838	Accenture PLC, Class A (Ireland)	2,045,588
7,462	Akamai Technologies, Inc.*	601,288
3,862	Gartner, Inc.*	1,626,211
354	GoDaddy, Inc., Class A*	66,669
5,544	International Business Machines Corp.	1,340,650
7,080	Twilio, Inc., Class A*	684,707

		6,365,113

Leisure Products – 0.4%
119,181	Mattel, Inc.*	1,893,786

Life Sciences Tools & Services – 1.8%
1,009	Danaher Corp.	201,124
35,455	IQVIA Holdings, Inc.*	5,498,007
3,139	Mettler-Toledo International, Inc.*	3,360,519

		9,059,650

Machinery – 2.9%
5,711	Caterpillar, Inc.	1,766,241
1,544	Cummins, Inc.	453,689
11,839	PACCAR, Inc.	1,067,996
10,842	Parker-Hannifin Corp.	6,560,061

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Machinery – (continued)
26,431	Westinghouse Air Brake Technologies Corp.	$4,882,863

		14,730,850

Media – 0.6%
3,938	Charter Communications, Inc., Class A*	1,543,145
54,329	News Corp., Class A	1,473,402

		3,016,547

Metals & Mining – 0.1%
6,486	ATI, Inc.*	352,709

Mortgage Real Estate Investment Trusts (REITs) – 0.4%
86,939	AGNC Investment Corp. REIT	767,671
55,128	Annaly Capital Management, Inc. REIT	1,080,509

		1,848,180

Multi-Utilities – 1.5%
10,852	Ameren Corp.	1,076,952
34,141	CMS Energy Corp.	2,514,485
2,293	DTE Energy Co.	314,141
54,269	Sempra	4,030,559

		7,936,137

Oil, Gas & Consumable Fuels – 5.0%
41,786	Antero Midstream Corp.	691,558
84,825	Antero Resources Corp.*	2,954,455
31,089	Chevron Corp.	4,229,969
13,613	ConocoPhillips	1,213,191
46,052	Exxon Mobil Corp.	4,864,473
253,109	Kinder Morgan, Inc.	6,656,767
19,106	Marathon Petroleum Corp.	2,625,355
7,237	Range Resources Corp.	245,551
40,608	Williams Cos., Inc. (The)	2,378,411

		25,859,730

Passenger Airlines – 0.5%
60,342	Alaska Air Group, Inc.*	2,671,340

Pharmaceuticals – 3.0%
127,758	Elanco Animal Health, Inc.*	1,211,146
49,653	Johnson & Johnson	7,761,260
40,678	Pfizer, Inc.	992,950
35,520	Zoetis, Inc.	5,555,328

		15,520,684

Professional Services – 1.4%
456	Broadridge Financial Solutions, Inc.	110,534
23,901	Equifax, Inc.	6,217,367
9,510	Genpact Ltd.	477,972
7,587	Parsons Corp.*	507,267

		7,313,140

Residential REITs – 0.1%
6,187	Equity Residential REIT	434,699

Retail REITs – 0.3%
10,154	Simon Property Group, Inc. REIT	1,598,037

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – 2.2%
1,178	Analog Devices, Inc.	$229,616
7,875	Broadcom, Inc.	1,515,701
27,578	Marvell Technology, Inc.	1,609,728
51,215	Texas Instruments, Inc.	8,196,961

		11,552,006

Software – 1.0%
284,577	CCC Intelligent Solutions Holdings, Inc.*	2,635,183
70	Fair Isaac Corp.*	139,277
30,919	Informatica, Inc., Class A*	582,205
3,918	MicroStrategy, Inc., Class A*	1,489,271
2,481	Zoom Communications, Inc., Class A*	192,377

		5,038,313

Specialized REITs – 1.6%
19,739	Digital Realty Trust, Inc. REIT	3,168,899
2,070	Equinix, Inc. REIT	1,781,753
9,099	Extra Space Storage, Inc. REIT	1,333,185
4,218	Public Storage REIT	1,267,214
33,500	Weyerhaeuser Co. REIT	867,985

		8,419,036

Specialty Retail – 2.7%
13,809	Best Buy Co., Inc.	920,922
2,648	Carvana Co.*	647,039
3,716	GameStop Corp., Class A*	103,528
6,328	Home Depot, Inc. (The)	2,281,181
5,912	Lithia Motors, Inc.	1,730,797
17,697	Lowe’s Cos., Inc.	3,956,341
8,404	Penske Automotive Group, Inc.	1,308,251
19,274	TJX Cos., Inc. (The)	2,480,178
4,439	Williams-Sonoma, Inc.	685,692

		14,113,929

Technology Hardware, Storage & Peripherals – 0.7%
15,900	Apple, Inc.	3,378,750

Textiles, Apparel & Luxury Goods – 0.5%
47,273	Birkenstock Holding PLC (Germany)*	2,431,250

Tobacco – 1.1%
33,525	Philip Morris International, Inc.	5,744,844

Trading Companies & Distributors – 0.4%
4,483	Watsco, Inc.	2,061,463

TOTAL COMMON STOCKS (Cost $495,865,183)		509,151,397

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.0%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,194	4.248%	$1,194
(Cost $1,194)

TOTAL INVESTMENTS – 99.0% (Cost $495,866,377)		$509,152,591

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		5,231,000

NET ASSETS – 100.0%		$514,383,591

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	12	06/20/25	$3,352,200	$28,948

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 98.1%

Aerospace & Defense – 1.1%
31,777	Cadre Holdings, Inc.	$926,299
43,017	Kratos Defense & Security Solutions, Inc.*	1,453,329
470	Mercury Systems, Inc.*	23,500
10,929	Park Aerospace Corp.	142,842
64,940	Rocket Lab USA, Inc.*(a)	1,415,043
9,930	V2X, Inc.*	494,117

		4,455,130

Automobile Components – 0.7%
64,365	Adient PLC*	814,217
125,283	American Axle & Manufacturing Holdings, Inc.*	478,581
27,717	Cooper-Standard Holdings, Inc.*	406,609
9,341	Fox Factory Holding Corp.*	189,716
75,974	Goodyear Tire & Rubber Co. (The)*	826,597
32,808	Luminar Technologies, Inc.*(a)	128,279
11,866	Stoneridge, Inc.*	45,803

		2,889,802

Banks – 9.7%
17,201	Amalgamated Financial Corp.	484,380
31,095	Ameris Bancorp	1,822,167
12,376	BancFirst Corp.	1,458,140
20,812	Bank of Hawaii Corp.	1,375,881
47,563	BankUnited, Inc.	1,555,786
1,553	Byline Bancorp, Inc.	39,664
67,543	Cadence Bank	1,976,308
6,775	Capital City Bank Group, Inc.	247,559
222,850	Capitol Federal Financial, Inc.	1,263,560
7,125	Central Pacific Financial Corp.	183,041
6,122	Community Trust Bancorp, Inc.	299,733
49,882	CVB Financial Corp.	924,812
27,123	Eastern Bankshares, Inc.	404,675
2,227	Equity Bancshares, Inc., Class A	85,717
951	Esquire Financial Holdings, Inc.	78,857
1,325	FB Financial Corp.	56,392
6,945	First Bancorp, Inc. (The)	169,666
17,559	First BanCorp. (Puerto Rico)	344,859
5,506	First Busey Corp.	114,470
48,142	First Commonwealth Financial Corp.	737,535
55,726	First Financial Bankshares, Inc.	1,867,378
4,722	First Internet Bancorp	100,390
7,757	First Merchants Corp.	276,460
7,656	Flushing Financial Corp.	91,642
21,698	Fulton Financial Corp.	361,923
37,890	Hancock Whitney Corp.	1,973,690
37,818	Hanmi Financial Corp.	864,898
8,196	Hilltop Holdings, Inc.	242,028
3,612	Home Bancorp, Inc.	181,828
2,460	HomeTrust Bancshares, Inc.	83,984
2,454	Independent Bank Corp.	74,749
27,730	International Bancshares Corp.	1,692,639
12,694	Kearny Financial Corp.	79,464
13,467	Live Oak Bancshares, Inc.	352,027
6,385	Metrocity Bankshares, Inc.	176,034

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
18,159	Northeast Community Bancorp, Inc.	$413,299
1,544	Northrim BanCorp, Inc.	123,968
15,438	OFG Bancorp (Puerto Rico)	607,485
32,254	Old Second Bancorp, Inc.	509,291
1,424	Origin Bancorp, Inc.	45,625
4,592	Park National Corp.	689,259
22,687	PCB Bancorp	444,892
15,581	Provident Financial Services, Inc.	255,061
6,799	Red River Bancshares, Inc.	358,307
22,356	Renasant Corp.	716,957
4,536	Sierra Bancorp	120,023
1,774	SmartFinancial, Inc.	53,965
1,605	Southern First Bancshares, Inc.*	56,994
23,299	Southside Bancshares, Inc.	656,799
15,708	SouthState Corp.	1,363,140
7,793	Stock Yards Bancorp, Inc.	567,253
20,473	Texas Capital Bancshares, Inc.*	1,395,235
4,325	Timberland Bancorp, Inc.	132,951
39,394	TrustCo Bank Corp.	1,199,547
35,040	Trustmark Corp.	1,175,592
17,139	UMB Financial Corp.	1,620,835
63,306	United Community Banks, Inc.	1,747,879
8,008	Veritex Holdings, Inc.	186,426
2,474	Washington Trust Bancorp, Inc.	68,282
43,504	WesBanco, Inc.	1,295,549
9,270	Westamerica BanCorp	448,946

		38,295,896

Beverages – 0.2%
22,917	Primo Brands Corp., Class A	748,698

Biotechnology – 9.5%
133,442	ACADIA Pharmaceuticals, Inc.*	1,948,253
61,302	ADMA Biologics, Inc.*	1,458,988
8,731	Akero Therapeutics, Inc.*	398,221
34,938	Altimmune, Inc.*(a)	183,425
337,266	Amicus Therapeutics, Inc.*	2,590,203
30,390	Annexon, Inc.*	56,525
734	Arcellx, Inc.*	47,673
52,428	Arcturus Therapeutics Holdings, Inc.*	671,603
35,986	Arcus Biosciences, Inc.*	314,877
10,881	ARS Pharmaceuticals, Inc.*	152,008
96,281	Aurinia Pharmaceuticals, Inc. (Canada)*	793,355
8,984	BioCryst Pharmaceuticals, Inc.*	79,508
6,422	Biohaven Ltd.*	142,055
33,616	Blueprint Medicines Corp.*	3,008,632
13,694	Bridgebio Pharma, Inc.*	525,302
9,340	Candel Therapeutics, Inc.*	45,859
49,523	CareDx, Inc.*	835,948
113,262	Catalyst Pharmaceuticals, Inc.*	2,751,134
13,236	Celldex Therapeutics, Inc.*	275,706
24,546	Cogent Biosciences, Inc.*	127,885
3,450	Crinetics Pharmaceuticals, Inc.*	115,196
22,683	Cytokinetics, Inc.*	971,740
35,064	Denali Therapeutics, Inc.*	583,816
50,627	Design Therapeutics, Inc.*	246,047

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
56,928	Dyne Therapeutics, Inc.*	$671,181
32,820	Editas Medicine, Inc.*	54,153
93,920	Heron Therapeutics, Inc.*(a)	227,286
40,113	Insmed, Inc.*	2,888,136
104,354	Iovance Biotherapeutics, Inc.*	374,631
8,223	iTeos Therapeutics, Inc.*	59,617
6,478	Krystal Biotech, Inc.*	1,100,483
3,750	Madrigal Pharmaceuticals, Inc.*	1,252,162
115,481	MannKind Corp.*	582,024
10,714	MeiraGTx Holdings PLC*	75,962
98,901	Myriad Genetics, Inc.*	732,856
11,798	Nurix Therapeutics, Inc.*	136,031
2,051	Nuvalent, Inc., Class A*	157,414
22,029	Olema Pharmaceuticals, Inc.*	113,670
20,863	ORIC Pharmaceuticals, Inc.*	119,128
9,871	Protagonist Therapeutics, Inc.*	452,289
12,764	Prothena Corp. PLC (Ireland)*	117,429
29,829	PTC Therapeutics, Inc.*	1,486,677
62,544	RAPT Therapeutics, Inc.*	57,966
8,637	Recursion Pharmaceuticals, Inc., Class A*(a)	48,281
170,028	Relay Therapeutics, Inc.*	566,193
8,882	Replimune Group, Inc.*	86,866
1,521	Rhythm Pharmaceuticals, Inc.*	99,154
20,241	Rocket Pharmaceuticals, Inc.*	154,439
8,607	Solid Biosciences, Inc.*	28,489
11,261	SpringWorks Therapeutics, Inc.*	521,384
9,244	Spyre Therapeutics, Inc.*	140,786
253,635	Sutro Biopharma, Inc.*	266,317
41,863	TG Therapeutics, Inc.*	1,905,185
3,470	Travere Therapeutics, Inc.*	72,211
29,827	Twist Bioscience Corp.*	1,142,971
36,059	Vanda Pharmaceuticals, Inc.*	162,626
19,947	Vaxcyte, Inc.*	714,900
55,249	Veracyte, Inc.*	1,685,094
15,936	Vericel Corp.*	605,887
43,037	Verve Therapeutics, Inc.*	244,020

		37,427,857

Building Products – 0.9%
34,719	Griffon Corp.	2,364,711
14,061	Tecnoglass, Inc.	1,002,128

		3,366,839

Capital Markets – 1.3%
270,023	BGC Group, Inc., Class A	2,446,408
1,537	Diamond Hill Investment Group, Inc.	193,631
131,174	DigitalBridge Group, Inc.	1,101,861
58,204	Open Lending Corp.*	72,173
16,648	StepStone Group, Inc., Class A	832,567
61,443	WisdomTree, Inc.	534,554

		5,181,194

Chemicals – 1.0%
182,493	Aspen Aerogels, Inc.*	985,462
6,339	Hawkins, Inc.	771,964
3,094	Ingevity Corp.*	102,040
2,963	Innospec, Inc.	265,129

Shares	Description	Value

Common Stocks – (continued)

Chemicals – (continued)
8,529	Minerals Technologies, Inc.	$440,011
7,359	Quaker Chemical Corp.	779,613
5,911	Stepan Co.	298,860
58,281	Tronox Holdings PLC	315,300

		3,958,379

Commercial Services & Supplies – 1.3%
9,697	ACCO Brands Corp.	37,431
44,834	Deluxe Corp.	654,576
190,462	Healthcare Services Group, Inc.*	2,706,465
68,883	Montrose Environmental Group, Inc.*	1,007,758
28,613	OPENLANE, Inc.*	529,627
4,562	Pitney Bowes, Inc.	39,598

		4,975,455

Communications Equipment – 0.8%
158,921	CommScope Holding Co., Inc.*	594,365
117,823	NetScout Systems, Inc.*	2,476,639
16,450	Viasat, Inc.*	152,492

		3,223,496

Construction & Engineering – 2.8%
2,823	Bowman Consulting Group Ltd.*	62,445
4,141	Construction Partners, Inc., Class A*	340,142
46,131	Fluor Corp.*	1,609,510
18,709	Great Lakes Dredge & Dock Corp.*	170,065
9,384	IES Holdings, Inc.*	1,845,645
15,945	Limbach Holdings, Inc.*	1,526,574
27,626	Matrix Service Co.*	320,462
2,307	MYR Group, Inc.*	282,192
33,240	Primoris Services Corp.	1,993,403
12,429	Sterling Infrastructure, Inc.*	1,857,265
29,817	Tutor Perini Corp.*	639,873

		10,647,576

Construction Materials – 0.6%
3,473	Knife River Corp.*	324,309
23,041	United States Lime & Minerals, Inc.	2,154,564

		2,478,873

Consumer Finance – 2.0%
31,181	Encore Capital Group, Inc.*	1,072,626
18,268	Enova International, Inc.*	1,676,820
20,789	FirstCash Holdings, Inc.	2,784,895
6,379	Navient Corp.	78,972
18,743	Regional Management Corp.	617,207
26,808	Upstart Holdings, Inc.*	1,281,422
1,971	World Acceptance Corp.*	254,496

		7,766,438

Consumer Staples Distribution & Retail – 0.9%
21,008	Sprouts Farmers Market, Inc.*	3,592,368

Containers & Packaging – 0.1%
42,905	O-I Glass, Inc.*	543,177

Diversified Consumer Services – 1.4%
28,182	Adtalem Global Education, Inc.*	2,992,928

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Diversified Consumer Services – (continued)
112,130	Coursera, Inc.*	$944,135
201,047	European Wax Center, Inc., Class A*	627,267
14,444	Laureate Education, Inc.*	289,891
36,367	Mister Car Wash, Inc.*	249,478
35,813	Udemy, Inc.*	246,035

		5,349,734

Diversified REITs – 1.1%
60,851	American Assets Trust, Inc. REIT	1,139,739
96,364	Armada Hoffler Properties, Inc. REIT	652,384
308,342	Empire State Realty Trust, Inc., Class A REIT	2,195,395

		3,987,518

Diversified Telecommunication Services – 0.3%
14,647	AST SpaceMobile, Inc.*(a)	339,957
2,350	ATN International, Inc.	41,571
51,973	Bandwidth, Inc., Class A*	645,505
44,005	Lumen Technologies, Inc.*	155,778

		1,182,811

Electrical Equipment – 1.8%
35,004	American Superconductor Corp.*	694,829
67,686	Blink Charging Co.*(a)	49,553
59,780	Bloom Energy Corp., Class A*	1,095,170
97,655	ChargePoint Holdings, Inc.*	60,820
80,699	GrafTech International Ltd.*	51,082
56,380	NEXTracker, Inc., Class A*	2,289,592
9,197	NuScale Power Corp.*	152,394
33,960	Plug Power, Inc.*(a)	29,634
8,986	Powell Industries, Inc.	1,645,426
12,246	Shoals Technologies Group, Inc., Class A*	44,208
41,109	Thermon Group Holdings, Inc.*	1,078,289

		7,190,997

Electronic Equipment, Instruments & Components – 2.8%
124,122	Arlo Technologies, Inc.*	1,220,119
13,451	Badger Meter, Inc.	2,970,250
12,494	Fabrinet (Thailand)*	2,562,020
1,484	FARO Technologies, Inc.*	43,644
13,063	Insight Enterprises, Inc.*	1,806,352
7,500	Itron, Inc.*	834,675
12,760	Knowles Corp.*	200,842
21,376	Napco Security Technologies, Inc.	488,442
36,058	nLight, Inc.*	278,007
10,578	Ouster, Inc.*	78,594
6,736	Richardson Electronics Ltd.	58,334
28,916	Vishay Intertechnology, Inc.	375,619
3,690	Vishay Precision Group, Inc.*	92,029

		11,008,927

Energy Equipment & Services – 1.6%
38,314	Archrock, Inc.	901,529
39,743	Borr Drilling Ltd. (Mexico)*	67,563

Shares	Description	Value

Common Stocks – (continued)

Energy Equipment & Services – (continued)
17,665	Cactus, Inc., Class A	$670,210
107,028	Expro Group Holdings NV*	885,122
30,434	Kodiak Gas Services, Inc.	1,035,060
36,308	Noble Corp. PLC	789,336
88,217	Oceaneering International, Inc.*	1,565,852
17,161	Oil States International, Inc.*	60,235
8,654	Tidewater, Inc.*	313,188
45,562	Transocean Ltd.*	97,047

		6,385,142

Entertainment – 0.3%
92,411	AMC Entertainment Holdings, Inc., Class A*(a)	246,737
18,943	Madison Square Garden Entertainment Corp.*	614,511

		861,248

Financial Services – 3.2%
4,852	Alerus Financial Corp.	96,458
21,388	AvidXchange Holdings, Inc.*	173,885
66,958	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	2,564,491
50,727	Burford Capital Ltd.	688,873
45,931	Enact Holdings, Inc.	1,643,870
26,924	Jackson Financial, Inc., Class A	2,097,649
27,218	Merchants Bancorp	818,717
7,360	Mr Cooper Group, Inc.*	875,914
25,686	NCR Atleos Corp.*	717,153
23,221	NMI Holdings, Inc., Class A*	839,904
91,924	Pagseguro Digital Ltd., Class A (Brazil)*	921,998
73,420	Remitly Global, Inc.*	1,484,552
15,801	Velocity Financial, Inc.*	282,364

		13,205,828

Food Products – 1.1%
74,037	BRC, Inc., Class A*	168,804
28,098	Cal-Maine Foods, Inc.	2,623,510
4,232	J & J Snack Foods Corp.	548,425
5,911	Lancaster Colony Corp.	962,193

		4,302,932

Gas Utilities – 0.4%
21,925	ONE Gas, Inc.	1,721,332

Ground Transportation – 0.3%
48,217	Werner Enterprises, Inc.	1,189,031

Health Care Equipment & Supplies – 2.3%
74,358	AtriCure, Inc.*	2,224,048
6,301	Avanos Medical, Inc.*	79,078
161,269	Cerus Corp.*	212,875
48,458	Embecta Corp.	590,703
8,412	Glaukos Corp.*	792,831
21,234	Inmode Ltd.*	299,399
3,738	Inogen, Inc.*	26,652
20,432	Integra LifeSciences Holdings Corp.*	334,880
22,955	iRadimed Corp.	1,203,072
12,464	iRhythm Technologies, Inc.*	1,332,277

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies – (continued)
1,671	LeMaitre Vascular, Inc.	$151,626
4,338	LivaNova PLC*	160,506
5,519	Orthofix Medical, Inc.*	76,769
12,921	PROCEPT BioRobotics Corp.*	697,476
6,403	Pulmonx Corp.*	30,926
1,865	RxSight, Inc.*	27,453
1,920	Semler Scientific, Inc.*(a)	62,074
26,745	Tandem Diabetes Care, Inc.*	450,653
1,636	TransMedics Group, Inc.*	150,528
13,495	Treace Medical Concepts, Inc.*	95,545

		8,999,371

Health Care Providers & Services – 2.7%
166,212	agilon health, Inc.*	708,063
36,289	Alignment Healthcare, Inc.*	643,041
126,123	Ardent Health Partners, Inc.*	1,605,546
11,047	CorVel Corp.*	1,201,472
91,743	Enhabit, Inc.*	733,027
21,459	Hims & Hers Health, Inc.*	710,293
64,778	Joint Corp. (The)*	648,428
267,129	LifeStance Health Group, Inc.*	1,755,037
2,859	National Research Corp.	32,478
2,836	Option Care Health, Inc.*	91,631
21,990	PACS Group, Inc.*	211,764
26,280	Pennant Group, Inc. (The)*	673,294
46,269	Privia Health Group, Inc.*	1,086,396
81,075	Viemed Healthcare, Inc.*	573,200

		10,673,670

Health Care REITs – 1.5%
74,270	CareTrust REIT, Inc. REIT	2,173,883
13,304	Community Healthcare Trust, Inc. REIT	227,232
93,767	Global Medical REIT, Inc. REIT	725,757
122,573	Sabra Health Care REIT, Inc. REIT	2,187,928
14,530	Universal Health Realty Income Trust REIT	555,191

		5,869,991

Health Care Technology – 0.8%
33,059	Health Catalyst, Inc.*	130,583
22,595	Phreesia, Inc.*	563,971
66,939	Waystar Holding Corp.*	2,488,123

		3,182,677

Hotel & Resort REITs – 1.3%
122,151	Apple Hospitality REIT, Inc. REIT	1,437,717
182,012	Chatham Lodging Trust REIT	1,250,422
21,287	Pebblebrook Hotel Trust REIT	192,647
263,972	RLJ Lodging Trust REIT	1,850,444
149,950	Service Properties Trust REIT	269,910
17,791	Summit Hotel Properties, Inc. REIT	72,409
4,033	Sunstone Hotel Investors, Inc. REIT	33,635

Shares	Description	Value

Common Stocks – (continued)

Hotel & Resort REITs – (continued)
16,293	Xenia Hotels & Resorts, Inc. REIT	$174,009

		5,281,193

Hotels, Restaurants & Leisure – 2.7%
33,167	BJ’s Restaurants, Inc.*	1,104,129
6,195	Brinker International, Inc.*	831,989
49,690	Dine Brands Global, Inc.	989,328
7,091	Hilton Grand Vacations, Inc.*	238,470
141,773	International Game Technology PLC	2,325,077
27,407	Life Time Group Holdings, Inc.*	840,299
34,845	Portillo’s, Inc., Class A*	360,297
6,983	Potbelly Corp.*	56,562
20,895	RCI Hospitality Holdings, Inc.	829,114
36,539	Red Rock Resorts, Inc., Class A	1,560,215
8,348	Shake Shack, Inc., Class A*	732,454
32,880	Sweetgreen, Inc., Class A*	640,502

		10,508,436

Household Durables – 1.4%
18,969	Beazer Homes USA, Inc.*	371,034
117,177	GoPro, Inc., Class A*	67,494
21,245	Green Brick Partners, Inc.*	1,253,242
29,220	LGI Homes, Inc.*	1,595,704
18,221	M/I Homes, Inc.*	1,943,816
6,083	Meritage Homes Corp.	414,496

		5,645,786

Household Products – 0.2%
16,371	Central Garden & Pet Co., Class A*	484,090
7,987	Energizer Holdings, Inc.	215,969

		700,059

Independent Power and Renewable Electricity Producers – 0.0%
2,057	Ormat Technologies, Inc.	149,338

Industrial REITs – 0.6%
314,405	LXP Industrial Trust REIT	2,480,656

Insurance – 1.6%
33,947	Ambac Financial Group, Inc.*	270,897
22,072	AMERISAFE, Inc.	1,026,127
46,941	Fidelis Insurance Holdings Ltd. (United Kingdom)	767,485
5,031	Goosehead Insurance, Inc., Class A	489,064
1,510	Horace Mann Educators Corp.	62,726
25,666	Lemonade, Inc.*	749,961
56,325	Oscar Health, Inc., Class A*	732,788
7,384	Selective Insurance Group, Inc.	644,106
65,191	Universal Insurance Holdings, Inc.	1,580,230

		6,323,384

Interactive Media & Services – 0.8%
155,509	Bumble, Inc., Class A*	656,248
40,230	MediaAlpha, Inc., Class A*	337,932
19,523	QuinStreet, Inc.*	342,043
301,371	Vimeo, Inc.*	1,518,910

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Interactive Media & Services – (continued)
7,156	Ziff Davis, Inc.*	$211,317

		3,066,450

IT Services – 0.4%
68,206	BigCommerce Holdings, Inc., Series 1*	353,307
12,020	DigitalOcean Holdings, Inc.*	371,418
140,828	Fastly, Inc., Class A*	809,761

		1,534,486

Leisure Products – 0.9%
2,977	JAKKS Pacific, Inc.	57,426
9,211	Latham Group, Inc.*	50,338
103,236	Peloton Interactive, Inc., Class A*	711,296
109,777	Smith & Wesson Brands, Inc.	1,046,175
224,718	Topgolf Callaway Brands Corp.*	1,485,386

		3,350,621

Life Sciences Tools & Services – 0.5%
163,550	Adaptive Biotechnologies Corp.*	1,203,728
7,427	BioLife Solutions, Inc.*	179,065
95,907	Cytek Biosciences, Inc.*	355,815
10,005	Niagen Bioscience, Inc.*	78,539

		1,817,147

Machinery – 3.3%
1,412	Astec Industries, Inc.	51,157
1,372	Blue Bird Corp.*	47,841
6,937	Chart Industries, Inc.*	936,356
15,395	Federal Signal Corp.	1,253,615
45,211	Hillman Solutions Corp.*	316,025
22,223	JBT Marel Corp.	2,339,193
20,591	Kennametal, Inc.	401,113
13,853	Manitowoc Co., Inc. (The)*	109,162
10,394	Mayville Engineering Co., Inc.*	132,835
21,206	Miller Industries, Inc.	865,417
46,145	Mueller Industries, Inc.	3,394,426
8,250	Omega Flex, Inc.	247,170
6,231	Shyft Group, Inc. (The)	52,714
3,235	Standex International Corp.	457,494
7,957	Watts Water Technologies, Inc., Class A	1,653,067
13,451	Worthington Enterprises, Inc.	681,024

		12,938,609

Marine Transportation – 0.4%
18,177	Costamare, Inc. (Monaco)	169,591
63,644	Golden Ocean Group Ltd. (Norway)	491,332
1,292	Matson, Inc.	140,944
24,062	Pangaea Logistics Solutions Ltd.	96,970
236,300	Safe Bulkers, Inc. (Monaco)	801,057

		1,699,894

Media – 0.5%
20,049	Entravision Communications Corp., Class A	36,690
154,643	EW Scripps Co. (The), Class A*	310,832
41,230	Gannett Co., Inc.*	131,936

Shares	Description	Value

Common Stocks – (continued)

Media – (continued)
292,863	Gray Media, Inc.	$981,091
24,985	Thryv Holdings, Inc.*	342,294
24,435	Townsquare Media, Inc., Class A	161,760

		1,964,603

Metals & Mining – 1.1%
19,511	Carpenter Technology Corp.	3,816,547
21,448	Coeur Mining, Inc.*	119,036
8,991	Olympic Steel, Inc.	289,960
10,868	Worthington Steel, Inc.	278,873

		4,504,416

Mortgage Real Estate Investment Trusts (REITs) – 0.8%
25,233	Angel Oak Mortgage REIT, Inc. REIT	238,452
12,709	Arbor Realty Trust, Inc. REIT	146,535
97,861	BrightSpire Capital, Inc. REIT	490,283
33,291	Ladder Capital Corp. REIT	347,558
22,818	MFA Financial, Inc. REIT	224,073
20,008	New York Mortgage Trust, Inc. REIT	117,447
65,610	Orchid Island Capital, Inc. REIT	469,111
163,395	TPG RE Finance Trust, Inc. REIT	1,248,338

		3,281,797

Multi-Utilities – 0.8%
50,372	Black Hills Corp.	3,067,655

Oil, Gas & Consumable Fuels – 2.6%
10,829	California Resources Corp.	373,709
27,121	CVR Energy, Inc.	511,502
45,046	Delek US Holdings, Inc.	586,499
105,412	Diversified Energy Co. PLC	1,308,163
21,538	Excelerate Energy, Inc., Class A	550,942
24,606	Golar LNG Ltd. (Cameroon)	1,045,878
2,871	Magnolia Oil & Gas Corp., Class A	58,942
65,390	Murphy Oil Corp.	1,342,457
416,160	Nordic American Tankers Ltd.	1,065,369
46,390	Northern Oil & Gas, Inc.	1,127,277
4,212	PBF Energy, Inc., Class A	72,362
42,454	Scorpio Tankers, Inc. (Monaco)	1,600,091
48,487	SFL Corp. Ltd. (Norway)	398,563
52,411	VAALCO Energy, Inc.	171,384

		10,213,138

Paper & Forest Products – 0.0%
2,168	Sylvamo Corp.	129,256

Passenger Airlines – 0.5%
35,579	Frontier Group Holdings, Inc.*	106,025
24,138	SkyWest, Inc.*	2,152,386

		2,258,411

Personal Care Products – 0.4%
218,736	Herbalife Ltd.*	1,574,899
13,327	Nu Skin Enterprises, Inc., Class A	84,360

		1,659,259

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Pharmaceuticals – 2.2%
198,321	Amneal Pharmaceuticals, Inc.*	$1,519,139
63,093	Amphastar Pharmaceuticals, Inc.*	1,540,100
12,255	Axsome Therapeutics, Inc.*	1,376,114
6,740	Collegium Pharmaceutical, Inc.*	181,946
6,376	Corcept Therapeutics, Inc.*	458,307
896	Ligand Pharmaceuticals, Inc.*	98,435
10,415	Phathom Pharmaceuticals, Inc.*	44,680
36,160	Phibro Animal Health Corp., Class A	672,938
282	Prestige Consumer Healthcare, Inc.*	22,907
6,975	SIGA Technologies, Inc.	38,502
60,703	Supernus Pharmaceuticals, Inc.*	1,971,634
188,825	Xeris Biopharma Holdings, Inc.*	862,930

		8,787,632

Professional Services – 2.5%
448,193	Alight, Inc., Class A	2,290,266
169,826	Conduent, Inc.*	358,333
70,702	ExlService Holdings, Inc.*	3,427,633
36,955	Franklin Covey Co.*	750,556
4,596	Huron Consulting Group, Inc.*	619,495
410	ICF International, Inc.	34,834
15,698	Innodata, Inc.*	593,698
16,081	Legalzoom.com, Inc.*	117,713
12,653	NV5 Global, Inc.*	234,713
52,600	Planet Labs PBC*	173,054
14,232	TriNet Group, Inc.	1,114,793
20,383	Upwork, Inc.*	268,036
1,189	Verra Mobility Corp.*	25,920

		10,009,044

Real Estate Management & Development – 0.1%
11,147	Compass, Inc., Class A*	86,055
40,433	Kennedy-Wilson Holdings, Inc.	258,771
5,665	St Joe Co. (The)	239,743

		584,569

Residential REITs – 0.8%
3,974	Elme Communities REIT	61,875
61,867	NexPoint Residential Trust, Inc. REIT	2,306,402
63,731	Veris Residential, Inc. REIT	989,105

		3,357,382

Retail REITs – 0.7%
27,692	Kite Realty Group Trust REIT	599,532
17,484	Macerich Co. (The) REIT	256,316
38,651	Phillips Edison & Co., Inc. REIT	1,341,190
6,464	Saul Centers, Inc. REIT	211,373
12,373	Tanger, Inc. REIT	389,873

		2,798,284

Semiconductors & Semiconductor Equipment – 1.8%
54,884	ACM Research, Inc., Class A*	1,068,591
25,053	Ambarella, Inc.*	1,202,293
11,762	CEVA, Inc.*	308,282
26,235	Credo Technology Group Holding Ltd.*	1,129,417

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
993	Diodes, Inc.*	$38,131
3,114	Ichor Holdings Ltd.*	61,595
9,243	Impinj, Inc.*	851,558
2,563	Kulicke & Soffa Industries, Inc. (Singapore)	82,606
11,542	MaxLinear, Inc.*	115,305
19,379	Power Integrations, Inc.	951,896
7,427	Rambus, Inc.*	362,363
7,948	Rigetti Computing, Inc.*(a)	70,499
24,903	Semtech Corp.*	778,219
1,690	SiTime Corp.*	248,193

		7,268,948

Software – 7.1%
16,718	ACI Worldwide, Inc.*	892,072
43,628	Alarm.com Holdings, Inc.*	2,338,461
88,763	Alkami Technology, Inc.*	2,369,084
37,440	Asana, Inc., Class A*	604,282
10,253	AudioEye, Inc.*	111,245
9,526	BlackLine, Inc.*	449,913
21,416	Cleanspark, Inc.*(a)	174,969
28,759	Clear Secure, Inc., Class A	709,772
118,795	Clearwater Analytics Holdings, Inc., Class A*	2,701,398
20,636	Commvault Systems, Inc.*	3,448,895
47,444	Consensus Cloud Solutions, Inc.*	942,238
49,868	D-Wave Quantum, Inc. (Canada)*(a)	344,588
127,036	Freshworks, Inc., Class A*	1,876,322
40,949	MARA Holdings, Inc.*(a)	547,488
106,874	Olo, Inc., Class A*	662,619
26,745	PagerDuty, Inc.*	414,815
5,157	PROS Holdings, Inc.*	88,081
22,185	Q2 Holdings, Inc.*	1,758,161
3,909	Red Violet, Inc.	152,686
22,426	Riot Platforms, Inc.*	162,364
78,094	Sapiens International Corp. NV (Israel)	2,138,995
30,802	SoundHound AI, Inc., Class A*(a)	286,151
15,436	Sprout Social, Inc., Class A*	322,767
1,516	SPS Commerce, Inc.*	217,561
22,830	Varonis Systems, Inc.*	978,037
100,770	Verint Systems, Inc.*	1,777,583
5,118	Weave Communications, Inc.*	54,251
18,146	Workiva, Inc.*	1,365,849
11,882	Zeta Global Holdings Corp., Class A*	155,179

		28,045,826

Specialized REITs – 0.3%
15,285	Gladstone Land Corp. REIT	151,780
232,268	Uniti Group, Inc. REIT	1,142,759

		1,294,539

Specialty Retail – 2.7%
13,841	America’s Car-Mart, Inc.*	656,340
7,089	Asbury Automotive Group, Inc.*	1,546,394
17,273	Boot Barn Holdings, Inc.*	1,802,265

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – (continued)
30,035	Camping World Holdings, Inc., Class A	$362,222
153,245	EVgo, Inc.*	422,956
53,072	Haverty Furniture Cos., Inc.	963,788
41,638	Monro, Inc.	580,434
54,545	RealReal, Inc. (The)*	316,361
5,861	Shoe Carnival, Inc.	101,864
25,609	Sonic Automotive, Inc., Class A	1,554,979
22,194	Stitch Fix, Inc., Class A*	72,574
12,805	Victoria’s Secret & Co.*	240,734
91,251	Warby Parker, Inc., Class A*	1,506,554
58,799	Zumiez, Inc.*	687,948

		10,815,413

Technology Hardware, Storage & Peripherals – 0.2%
3,843	Corsair Gaming, Inc.*	27,208
2,011	CPI Card Group, Inc.*	52,568
49,399	Turtle Beach Corp.*	570,558

		650,334

Textiles, Apparel & Luxury Goods – 0.3%
71,336	Movado Group, Inc.	990,857

Tobacco – 0.3%
18,294	Universal Corp.	1,065,991

Trading Companies & Distributors – 2.0%
63,311	Custom Truck One Source, Inc.*	255,143
80,980	DNOW, Inc.*	1,285,153
9,392	DXP Enterprises, Inc.*	830,816
32,402	FTAI Aviation Ltd.	3,470,578
14,738	Herc Holdings, Inc.	1,612,927
15,011	Xometry, Inc., Class A*	384,882

		7,839,499

Water Utilities – 1.0%
23,956	American States Water Co.	1,943,071
9,967	California Water Service Group	504,829
29,626	Consolidated Water Co. Ltd.	688,508
9,660	Middlesex Water Co.	609,739
3,667	SJW Group	208,066

		3,954,213

Shares	Description	Value

Common Stocks – (continued)

Wireless Telecommunication Services – 0.8%
70,660	Spok Holdings, Inc.	$1,013,264
55,852	Telephone and Data Systems, Inc.	2,093,892

		3,107,156

TOTAL COMMON STOCKS (Cost $394,670,708)		387,806,668

Shares	Dividend Rate	Value

Investment Company – 0.1%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
256,897	4.248%	256,897
(Cost $256,897)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $394,927,605)		388,063,565

Securities Lending Reinvestment Vehicle – 1.0%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
4,003,738	4.248%	4,003,738
(Cost $4,003,738)

TOTAL INVESTMENTS – 99.2% (Cost $398,931,343)		$392,067,303

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		2,989,537

NET ASSETS – 100.0%		$395,056,840

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	56	06/20/25	$5,515,440	$469,188

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%

Aerospace & Defense – 1.6%
1,938	AeroVironment, Inc.*	$293,646
22,724	Cadre Holdings, Inc.	662,405
1,319	Kratos Defense & Security Solutions, Inc.*	44,562
41,246	Rocket Lab USA, Inc.*(a)	898,750

		1,899,363

Automobile Components – 0.8%
1,626	Cooper-Standard Holdings, Inc.*	23,853
3,075	Dorman Products, Inc.*	348,397
2,417	LCI Industries	186,302
4,957	Luminar Technologies, Inc.*(a)	19,382
5,035	Visteon Corp.*	398,722

		976,656

Banks – 1.1%
302	Bancorp, Inc. (The)*	14,590
1,191	Esquire Financial Holdings, Inc.	98,758
23,156	First Financial Bankshares, Inc.	775,957
357	Red River Bancshares, Inc.	18,814
542	Southern First Bancshares, Inc.*	19,246
11,978	United Community Banks, Inc.	330,713

		1,258,078

Beverages – 0.1%
1,922	National Beverage Corp.	85,337

Biotechnology – 13.8%
47,817	ACADIA Pharmaceuticals, Inc.*	698,128
34,077	ADMA Biologics, Inc.*	811,033
7,313	Alector, Inc.*	8,776
7,844	Alkermes PLC*	225,672
5,338	Altimmune, Inc.*(a)	28,024
18,078	ALX Oncology Holdings, Inc.*	9,762
114,283	Amicus Therapeutics, Inc.*	877,693
2,273	Apogee Therapeutics, Inc.*	89,215
3,815	Arcellx, Inc.*	247,784
20,024	Arcturus Therapeutics Holdings, Inc.*	256,507
21,383	Arcus Biosciences, Inc.*	187,101
2,991	Arcutis Biotherapeutics, Inc.*	44,596
1,811	ARS Pharmaceuticals, Inc.*	25,300
13,752	Astria Therapeutics, Inc.*	70,960
33,825	Aurinia Pharmaceuticals, Inc. (Canada)*	278,718
23,235	BioCryst Pharmaceuticals, Inc.*	205,630
9,546	Biohaven Ltd.*	211,158
13,816	Blueprint Medicines Corp.*	1,236,532
2,624	Bridgebio Pharma, Inc.*	100,657
3,119	Candel Therapeutics, Inc.*	15,314
43,419	Catalyst Pharmaceuticals, Inc.*	1,054,647
7,625	Celldex Therapeutics, Inc.*	158,829
20,731	Cogent Biosciences, Inc.*	108,008
9,362	Crinetics Pharmaceuticals, Inc.*	312,597
12,156	Cullinan Therapeutics, Inc.*	100,652
3,950	Denali Therapeutics, Inc.*	65,767
13,167	Dyne Therapeutics, Inc.*	155,239
5,631	Halozyme Therapeutics, Inc.*	345,856
7,512	Ideaya Biosciences, Inc.*	151,217
1,831	Immunovant, Inc.*	29,571

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
19,067	Insmed, Inc.*	$1,372,824
40,403	Iovance Biotherapeutics, Inc.*	145,047
12,061	Keros Therapeutics, Inc.*	174,161
4,043	Krystal Biotech, Inc.*	686,825
12,622	Larimar Therapeutics, Inc.*	33,448
2,043	Madrigal Pharmaceuticals, Inc.*	682,178
43,008	MannKind Corp.*	216,760
4,733	MeiraGTx Holdings PLC*	33,557
340	Mirum Pharmaceuticals, Inc.*	14,773
6,679	Myriad Genetics, Inc.*	49,491
3,248	Nuvalent, Inc., Class A*	249,284
28,227	Prime Medicine, Inc.*(a)	48,833
6,335	Protagonist Therapeutics, Inc.*	290,270
10,996	PTC Therapeutics, Inc.*	548,041
15,126	Recursion Pharmaceuticals, Inc., Class A*(a)	84,554
4,162	Rhythm Pharmaceuticals, Inc.*	271,321
866	Rigel Pharmaceuticals, Inc.*	16,939
10,501	Rocket Pharmaceuticals, Inc.*	80,123
2,565	Scholar Rock Holding Corp.*	84,414
4,016	Sera Prognostics, Inc., Class A*	11,807
10,044	SpringWorks Therapeutics, Inc.*	465,037
4,764	Summit Therapeutics, Inc.*	114,908
19,501	Sutro Biopharma, Inc.*	20,476
24,052	TG Therapeutics, Inc.*	1,094,607
14,857	Twist Bioscience Corp.*	569,320
12,869	Vaxcyte, Inc.*	461,225
1,962	Vera Therapeutics, Inc.*	45,852
11,789	Vericel Corp.*	448,218

		16,425,236

Building Products – 1.3%
13,407	Griffon Corp.	913,151
32,912	Janus International Group, Inc.*	226,434
6,195	Tecnoglass, Inc.	441,518

		1,581,103

Capital Markets – 2.0%
10,543	Artisan Partners Asset Management, Inc., Class A	389,880
1,828	Diamond Hill Investment Group, Inc.	230,291
23,111	DigitalBridge Group, Inc.	194,132
9,103	Moelis & Co., Class A	487,739
9,081	StepStone Group, Inc., Class A	454,141
73,634	WisdomTree, Inc.	640,616

		2,396,799

Chemicals – 1.3%
19,013	Aspen Aerogels, Inc.*	102,670
2,850	Hawkins, Inc.	347,073
8,160	Ingevity Corp.*	269,117
2,921	Innospec, Inc.	261,371
5,281	Quaker Chemical Corp.	559,469

		1,539,700

Commercial Services & Supplies – 1.5%
7,573	ACV Auctions, Inc., Class A*	111,247
977	Brink’s Co. (The)	87,188

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Commercial Services & Supplies – (continued)
5,638	Casella Waste Systems, Inc., Class A*	$662,183
16,756	Driven Brands Holdings, Inc.*	276,809
13,244	Healthcare Services Group, Inc.*	188,197
4,086	Liquidity Services, Inc.*	129,853
27,097	Montrose Environmental Group, Inc.*	396,429

		1,851,906

Communications Equipment – 0.2%
11,932	Harmonic, Inc.*	107,150
3,568	NetScout Systems, Inc.*	74,999

		182,149

Construction & Engineering – 3.6%
982	Bowman Consulting Group Ltd.*	21,722
1,367	Construction Partners, Inc., Class A*	112,285
1,333	Dycom Industries, Inc.*	223,344
18,431	Fluor Corp.*	643,057
3,363	IES Holdings, Inc.*	661,435
3,986	Limbach Holdings, Inc.*	381,620
2,378	MYR Group, Inc.*	290,877
15,845	Primoris Services Corp.	950,225
7,127	Sterling Infrastructure, Inc.*	1,064,988

		4,349,553

Construction Materials – 0.9%
2,953	Knife River Corp.*	275,751
7,987	United States Lime & Minerals, Inc.	746,864

		1,022,615

Consumer Finance – 2.0%
9,521	FirstCash Holdings, Inc.	1,275,433
10,778	Regional Management Corp.	354,920
12,667	Upstart Holdings, Inc.*	605,483
812	World Acceptance Corp.*	104,845

		2,340,681

Consumer Staples Distribution & Retail – 1.7%
11,786	Sprouts Farmers Market, Inc.*	2,015,406

Diversified Consumer Services – 1.8%
3,693	Adtalem Global Education, Inc.*	392,197
60,367	Coursera, Inc.*	508,290
90,077	European Wax Center, Inc., Class A*	281,040
17,039	Laureate Education, Inc.*	341,973
26,160	Mister Car Wash, Inc.*	179,457
726	OneSpaWorld Holdings Ltd. (Bahamas)	12,124
1,096	Stride, Inc.*	155,906
46,101	Udemy, Inc.*	316,714

		2,187,701

Diversified REITs – 0.0%
2,516	American Assets Trust, Inc. REIT	47,125

Shares	Description	Value

Common Stocks – (continued)

Diversified Telecommunication Services – 0.5%
20,932	Bandwidth, Inc., Class A*	$259,976
6,409	Cogent Communications Holdings, Inc.	348,329

		608,305

Electrical Equipment – 2.3%
19,528	American Superconductor Corp.*	387,631
4,702	Atkore, Inc.	300,317
28,612	Bloom Energy Corp., Class A*	524,172
7,755	Enovix Corp.*(a)	51,958
10,362	GrafTech International Ltd.*	6,559
17,628	NEXTracker, Inc., Class A*	715,873
6,729	NuScale Power Corp.*(a)	111,500
3,040	Powell Industries, Inc.	556,654
25,306	Shoals Technologies Group, Inc., Class A*	91,355

		2,746,019

Electronic Equipment, Instruments & Components – 4.0%
51,089	Arlo Technologies, Inc.*	502,205
6,035	Badger Meter, Inc.	1,332,649
5,172	Fabrinet (Thailand)*	1,060,570
6,889	Insight Enterprises, Inc.*	952,611
4,710	Itron, Inc.*	524,176
15,818	Napco Security Technologies, Inc.	361,441

		4,733,652

Energy Equipment & Services – 1.9%
28,456	Archrock, Inc.	669,569
12,988	Cactus, Inc., Class A	492,765
10,566	Noble Corp. PLC	229,705
35,469	Oceaneering International, Inc.*	629,575
8,249	Tidewater, Inc.*	298,531

		2,320,145

Entertainment – 0.1%
8,719	AMC Entertainment Holdings, Inc., Class A*(a)	23,280
5,339	IMAX Corp.*	129,898

		153,178

Financial Services – 1.6%
27,772	AvidXchange Holdings, Inc.*	225,786
14,411	Cantaloupe, Inc.*	115,288
8,505	EVERTEC, Inc. (Puerto Rico)	288,660
8,136	Marqeta, Inc., Class A*	34,008
6,296	NCR Atleos Corp.*	175,784
28,525	Pagseguro Digital Ltd., Class A (Brazil)*	286,106
19,332	Paysign, Inc.*	46,397
37,609	Remitly Global, Inc.*	760,454
568	Velocity Financial, Inc.*	10,150

		1,942,633

Food Products – 1.6%
37,890	BRC, Inc., Class A*	86,389
6,383	J & J Snack Foods Corp.	827,173
922	John B Sanfilippo & Son, Inc.	61,101

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Food Products – (continued)
5,481	Lancaster Colony Corp.	$892,197

		1,866,860

Health Care Equipment & Supplies – 3.7%
25,088	AtriCure, Inc.*	750,382
136,113	Cerus Corp.*	179,669
3,293	CONMED Corp.	161,719
4,486	Glaukos Corp.*	422,805
4,806	Haemonetics Corp.*	302,874
11,031	iRadimed Corp.	578,135
5,375	iRhythm Technologies, Inc.*	574,534
1,377	LeMaitre Vascular, Inc.	124,949
1,964	Novocure Ltd.*	35,627
7,937	PROCEPT BioRobotics Corp.*	428,439
8,849	Pulmonx Corp.*	42,741
10,553	RxSight, Inc.*	155,340
10,921	Tandem Diabetes Care, Inc.*	184,019
2,847	TransMedics Group, Inc.*	261,952
5,432	Treace Medical Concepts, Inc.*	38,459
989	UFP Technologies, Inc.*	206,246

		4,447,890

Health Care Providers & Services – 4.0%
71,964	agilon health, Inc.*	306,567
15,405	Alignment Healthcare, Inc.*	272,977
45,894	Ardent Health Partners, Inc.*	584,231
15,018	Aveanna Healthcare Holdings, Inc.*	69,233
3,628	Brookdale Senior Living, Inc.*	23,800
8,473	CorVel Corp.*	921,523
64	Ensign Group, Inc. (The)	8,255
1,849	HealthEquity, Inc.*	158,496
13,908	Hims & Hers Health, Inc.*	460,355
4,419	InfuSystem Holdings, Inc.*	20,858
17,584	Joint Corp. (The)*	176,016
56,509	LifeStance Health Group, Inc.*	371,264
13,682	National Research Corp.	155,428
10,718	PACS Group, Inc.*	103,214
17,057	Pennant Group, Inc. (The)*	437,000
15,269	Privia Health Group, Inc.*	358,516
659	US Physical Therapy, Inc.	46,861
39,814	Viemed Healthcare, Inc.*	281,485

		4,756,079

Health Care REITs – 0.1%
2,628	Universal Health Realty Income Trust REIT	100,416

Health Care Technology – 0.8%
14,966	Phreesia, Inc.*	373,551
14,226	Waystar Holding Corp.*	528,781

		902,332

Hotel & Resort REITs – 0.4%
6,194	Chatham Lodging Trust REIT	42,553
29,342	RLJ Lodging Trust REIT	205,687
3,008	Ryman Hospitality Properties, Inc. REIT	264,554

		512,794

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – 3.3%
3,927	BJ’s Restaurants, Inc.*	$130,730
5,788	Brinker International, Inc.*	777,328
5,682	Dine Brands Global, Inc.	113,129
14,337	Hilton Grand Vacations, Inc.*	482,153
40,292	International Game Technology PLC	660,789
2,849	Jack in the Box, Inc.	74,188
1,012	Nathan’s Famous, Inc.	98,923
14,875	ONE Group Hospitality, Inc. (The)*	44,774
31,718	Portillo’s, Inc., Class A*(a)	327,964
16,482	Potbelly Corp.*	133,504
2,734	RCI Hospitality Holdings, Inc.	108,485
2,084	Red Rock Resorts, Inc., Class A	88,987
4,018	Shake Shack, Inc., Class A*	352,539
23,562	Super Group SGHC Ltd. (Guernsey)	191,324
17,029	Sweetgreen, Inc., Class A*	331,725

		3,916,542

Household Durables – 0.9%
1,776	Dream Finders Homes, Inc., Class A*	40,244
5,390	Green Brick Partners, Inc.*	317,956
4,375	Installed Building Products, Inc.	725,506
758	LGI Homes, Inc.*	41,395

		1,125,101

Household Products – 0.3%
12,789	Energizer Holdings, Inc.	345,814

Insurance – 1.6%
6,975	Crawford & Co., Class A	77,562
4,121	Goosehead Insurance, Inc., Class A	400,603
91	HCI Group, Inc.	13,313
10,113	Lemonade, Inc.*	295,502
20,112	Oscar Health, Inc., Class A*	261,657
2,399	Palomar Holdings, Inc.*	347,903
6,491	Selective Insurance Group, Inc.	566,210

		1,962,750

Interactive Media & Services – 0.4%
14,861	Bumble, Inc., Class A*	62,714
1,193	Grindr, Inc. (Singapore)*	26,210
15,061	MediaAlpha, Inc., Class A*	126,512
11,978	QuinStreet, Inc.*	209,855
21,076	Vimeo, Inc.*	106,223

		531,514

IT Services – 0.7%
7,888	Backblaze, Inc., Class A*	34,707
42,605	BigCommerce Holdings, Inc., Series 1*	220,694
5,919	DigitalOcean Holdings, Inc.*	182,897
62,341	Fastly, Inc., Class A*	358,461
1,988	Tucows, Inc., Class A*	32,325

		829,084

Leisure Products – 0.6%
807	Acushnet Holdings Corp.	53,439

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Leisure Products – (continued)
87,658	Peloton Interactive, Inc., Class A*	$603,964
5,477	Smith & Wesson Brands, Inc.	52,196
8,130	Topgolf Callaway Brands Corp.*	53,739

		763,338

Life Sciences Tools & Services – 0.3%
7,307	BioLife Solutions, Inc.*	176,172
3,918	CryoPort, Inc.*	21,862
22,606	Niagen Bioscience, Inc.*	177,457

		375,491

Machinery – 4.9%
2,711	Blue Bird Corp.*	94,533
4,786	Chart Industries, Inc.*	646,014
10,388	Federal Signal Corp.	845,895
817	Franklin Electric Co., Inc.	69,412
8,528	Gorman-Rupp Co. (The)	305,814
18,972	Mueller Industries, Inc.	1,395,581
5,647	Omega Flex, Inc.	169,184
2,800	SPX Technologies, Inc.*	375,620
290	Standex International Corp.	41,012
9,363	Trinity Industries, Inc.	235,011
6,056	Watts Water Technologies, Inc., Class A	1,258,134
5,785	Worthington Enterprises, Inc.	292,895

		5,729,105

Marine Transportation – 0.1%
22,113	Himalaya Shipping Ltd. (Bermuda)*(a)	115,430
11,372	Safe Bulkers, Inc. (Monaco)	38,551

		153,981

Media – 0.5%
39,358	Entravision Communications Corp., Class A	72,025
36,716	Gray Media, Inc.	122,999
10,757	Thryv Holdings, Inc.*	147,371
38,634	Townsquare Media, Inc., Class A	255,757

		598,152

Metals & Mining – 1.3%
7,481	Carpenter Technology Corp.	1,463,358
11,042	Constellium SE*	111,635

		1,574,993

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
1,920	Angel Oak Mortgage REIT, Inc. REIT	18,144

Oil, Gas & Consumable Fuels – 0.5%
10,195	CVR Energy, Inc.	192,278
51,552	Kosmos Energy Ltd. (Ghana)*	79,390
13,482	Magnolia Oil & Gas Corp., Class A	276,785
3,818	Sable Offshore Corp.*	71,244
258	Scorpio Tankers, Inc. (Monaco)	9,724

		629,421

Shares	Description	Value

Common Stocks – (continued)

Passenger Airlines – 0.1%
17,344	Frontier Group Holdings, Inc.*	$51,685
23,390	Joby Aviation, Inc.*	147,357

		199,042

Personal Care Products – 0.4%
68,290	Herbalife Ltd.*	491,688

Pharmaceuticals – 2.6%
79,286	Amneal Pharmaceuticals, Inc.*	607,331
28,272	Amphastar Pharmaceuticals, Inc.*	690,120
2,187	Avadel Pharmaceuticals PLC*	19,442
6,496	Axsome Therapeutics, Inc.*	729,436
11,702	Collegium Pharmaceutical, Inc.*	315,895
4,201	Corcept Therapeutics, Inc.*	301,968
10,448	Evolus, Inc.*	119,107
67,700	Xeris Biopharma Holdings, Inc.*	309,389

		3,092,688

Professional Services – 4.3%
101,786	Alight, Inc., Class A	520,126
2,308	CSG Systems International, Inc.	138,780
30,766	ExlService Holdings, Inc.*	1,491,536
12,697	Franklin Covey Co.*	257,876
5,819	Huron Consulting Group, Inc.*	784,343
2,362	ICF International, Inc.	200,676
5,107	Innodata, Inc.*	193,147
3,059	Insperity, Inc.	198,866
20,872	Legalzoom.com, Inc.*	152,783
2,128	Maximus, Inc.	142,491
8,060	TriNet Group, Inc.	631,340
12,694	Upwork, Inc.*	166,926
7,910	Verra Mobility Corp.*	172,438

		5,051,328

Real Estate Management & Development – 0.5%
33,317	Compass, Inc., Class A*	257,207
7,606	St Joe Co. (The)	321,886

		579,093

Retail REITs – 0.4%
11,120	Saul Centers, Inc. REIT	363,624
2,485	Tanger, Inc. REIT	78,302

		441,926

Semiconductors & Semiconductor Equipment – 3.2%
11,572	ACM Research, Inc., Class A*	225,307
3,691	Ambarella, Inc.*	177,131
2,378	CEVA, Inc.*	62,327
16,340	Credo Technology Group Holding Ltd.*	703,437
3,849	Impinj, Inc.*	354,608
1,519	Kulicke & Soffa Industries, Inc. (Singapore)	48,957
9,208	MaxLinear, Inc.*	91,988
14,672	Power Integrations, Inc.	720,689
9,657	Rambus, Inc.*	471,165
16,427	Semtech Corp.*	513,344
1,647	SiTime Corp.*	241,879

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
10,465	Ultra Clean Holdings, Inc.*	$195,748

		3,806,580

Software – 11.5%
21,642	8x8, Inc.*	38,306
18,669	ACI Worldwide, Inc.*	996,178
4,850	Adeia, Inc.	59,704
1,555	Agilysys, Inc.*	115,614
16,543	Alarm.com Holdings, Inc.*	886,705
30,268	Alkami Technology, Inc.*	807,853
1,821	Amplitude, Inc., Class A*	16,735
14,098	Asana, Inc., Class A*	227,542
2,724	AudioEye, Inc.*	29,555
18,243	AvePoint, Inc.*	298,273
219	Blackbaud, Inc.*	13,258
10,043	BlackLine, Inc.*	474,331
8,607	C3.ai, Inc., Class A*	189,440
20,067	Cleanspark, Inc.*(a)	163,947
22,348	Clear Secure, Inc., Class A	551,549
45,716	Clearwater Analytics Holdings, Inc., Class A*	1,039,582
8,751	Commvault Systems, Inc.*	1,462,555
10,697	D-Wave Quantum, Inc. (Canada)*(a)	73,916
60,300	Freshworks, Inc., Class A*	890,631
23,628	MARA Holdings, Inc.*(a)	315,906
22,418	PagerDuty, Inc.*	347,703
4,489	Porch Group, Inc.*	26,036
8,313	PROS Holdings, Inc.*	141,986
9,342	Q2 Holdings, Inc.*	740,354
6,975	Red Violet, Inc.	272,443
27,249	Sapiens International Corp. NV (Israel)	746,350
26,186	SoundHound AI, Inc., Class A*(a)	243,268
3,668	SoundThinking, Inc.*	56,927
8,229	Sprinklr, Inc., Class A*	63,281
17,126	Sprout Social, Inc., Class A*	358,105
4,031	Terawulf, Inc.*	11,206
17,425	Varonis Systems, Inc.*	746,487
7,209	Vertex, Inc., Class A*	288,576
5,708	Weave Communications, Inc.*	60,505
9,336	Workiva, Inc.*	702,721
26,338	Zeta Global Holdings Corp., Class A*	343,974

		13,801,502

Specialty Retail – 2.2%
8,889	Boot Barn Holdings, Inc.*	927,478
7,187	Buckle, Inc. (The)	249,820
16,447	Camping World Holdings, Inc., Class A	198,351
11,906	EVgo, Inc.*	32,861
6,895	Haverty Furniture Cos., Inc.	125,213
14,998	RealReal, Inc. (The)*	86,988
3,959	Sonic Automotive, Inc., Class A	240,390
41,809	Warby Parker, Inc., Class A*	690,267
4,508	Zumiez, Inc.*	52,744

		2,604,112

Shares	Description	Value

Common Stocks – (continued)

Technology Hardware, Storage & Peripherals – 0.3%
1,715	CPI Card Group, Inc.*	$44,830
8,271	IonQ, Inc.*(a)	227,121
10,514	Turtle Beach Corp.*	121,437

		393,388

Textiles, Apparel & Luxury Goods – 0.6%
5,323	Kontoor Brands, Inc.	320,178
18,938	Movado Group, Inc.	263,049
4,218	Steven Madden Ltd.	88,578

		671,805

Trading Companies & Distributors – 2.6%
740	Applied Industrial Technologies, Inc.	180,027
29,731	Custom Truck One Source, Inc.*	119,816
16,109	FTAI Aviation Ltd.	1,725,435
6,349	Herc Holdings, Inc.	694,835
1,711	Karat Packaging, Inc.	45,136
67	McGrath RentCorp	7,147
11,749	Xometry, Inc., Class A*	301,244

		3,073,640

Water Utilities – 0.5%
5,819	American States Water Co.	471,979
7,443	Global Water Resources, Inc.	77,631

		549,610

TOTAL COMMON STOCKS (Cost $116,479,220)		118,559,543

Shares	Dividend Rate	Value

Investment Company – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
182	4.248%	182

(Cost $182)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $116,479,402)		118,559,725

Securities Lending Reinvestment Vehicle – 1.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,465,164	4.248%	1,465,164

(Cost $1,465,164)

TOTAL INVESTMENTS – 100.5% (Cost $117,944,566)		$120,024,889

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(617,862)

NET ASSETS – 100.0%		$119,407,027

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	1	06/20/25	$98,490	$902

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%

Aerospace & Defense – 0.6%
98,079	AerSale Corp.*	$683,611
15,345	Kratos Defense & Security Solutions, Inc.*	518,431
18,086	Mercury Systems, Inc.*	904,300
10,067	National Presto Industries, Inc.	849,151
27,631	V2X, Inc.*	1,374,918

		4,330,411

Automobile Components – 0.9%
114,123	Adient PLC*	1,443,656
398,739	American Axle & Manufacturing Holdings, Inc.*	1,523,183
46,916	Cooper-Standard Holdings, Inc.*	688,258
3,591	Fox Factory Holding Corp.*	72,933
203,329	Goodyear Tire & Rubber Co. (The)*	2,212,219
78,698	Stoneridge, Inc.*	303,774

		6,244,023

Automobiles – 0.0%
3,481	Winnebago Industries, Inc.	110,765

Banks – 20.3%
40,585	1st Source Corp.	2,433,071
55,806	Amalgamated Financial Corp.	1,571,497
80,512	Ameris Bancorp	4,718,003
63,160	Associated Banc-Corp.	1,393,310
3,358	Atlantic Union Bankshares Corp.	93,017
4,452	Axos Financial, Inc.*	282,613
28,452	BancFirst Corp.	3,352,215
58,500	Bank of Hawaii Corp.	3,867,435
115,579	BankUnited, Inc.	3,780,589
65,001	BayCom Corp.	1,690,676
22,881	Business First Bancshares, Inc.	527,407
21,269	Byline Bancorp, Inc.	543,210
192,272	Cadence Bank	5,625,879
26,315	Capital Bancorp, Inc.	831,291
466,872	Capitol Federal Financial, Inc.	2,647,164
42,676	Cathay General Bancorp	1,779,162
51,616	Central Pacific Financial Corp.	1,326,015
40,873	Community Trust Bancorp, Inc.	2,001,142
134,430	CVB Financial Corp.	2,492,332
57,042	Dime Community Bancshares, Inc.	1,465,409
273,079	Eastern Bankshares, Inc.	4,074,339
12,205	Equity Bancshares, Inc., Class A	469,770
25,934	FB Financial Corp.	1,103,751
3,051	First BanCorp. (Puerto Rico)	59,922
53,808	First Busey Corp.	1,118,668
124,764	First Commonwealth Financial Corp.	1,911,385
31,154	First Financial Bancorp	721,215
8,757	First Financial Corp.	432,596
63,535	First Merchants Corp.	2,264,387
11,325	First Mid Bancshares, Inc.	378,595
60,294	Flushing Financial Corp.	721,719
153,671	Fulton Financial Corp.	2,563,232
99,092	Glacier Bancorp, Inc.	4,038,990
29,086	Great Southern Bancorp, Inc.	1,599,730
98,606	Hancock Whitney Corp.	5,136,387

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
114,964	Hanmi Financial Corp.	$2,629,227
10,660	HarborOne Bancorp, Inc.	120,671
84,960	Hilltop Holdings, Inc.	2,508,869
41,382	Home BancShares, Inc.	1,148,351
34,702	HomeTrust Bancshares, Inc.	1,184,726
70,401	Independent Bank Corp.	2,144,415
71,301	International Bancshares Corp.	4,352,213
233,570	Kearny Financial Corp.	1,462,148
8,074	Lakeland Financial Corp.	449,480
6,859	Northeast Bank	568,062
29,892	Northeast Community Bancorp, Inc.	680,342
62,967	OFG Bancorp (Puerto Rico)	2,477,751
134,784	Old National Bancorp	2,775,203
136,410	Old Second Bancorp, Inc.	2,153,914
75,428	Origin Bancorp, Inc.	2,416,713
9,132	Park National Corp.	1,370,713
38,022	PCB Bancorp	745,611
12,252	Peapack-Gladstone Financial Corp.	339,135
99,380	Provident Financial Services, Inc.	1,626,851
4,312	QCR Holdings, Inc.	280,064
50,008	Renasant Corp.	1,603,757
2,139	Republic Bancorp, Inc., Class A	145,131
33,216	Seacoast Banking Corp. of Florida	787,551
56,544	Sierra Bancorp	1,496,154
16,605	SmartFinancial, Inc.	505,124
9,849	Southern First Bancshares, Inc.*	349,738
83,440	Southside Bancshares, Inc.	2,352,174
86,450	SouthState Corp.	7,502,131
27,361	Stock Yards Bancorp, Inc.	1,991,607
49,887	Texas Capital Bancshares, Inc.*	3,399,799
2,750	Third Coast Bancshares, Inc.*	81,950
8,608	Timberland Bancorp, Inc.	264,610
21,803	Tompkins Financial Corp.	1,299,459
83,563	TrustCo Bank Corp.	2,544,493
104,948	Trustmark Corp.	3,521,005
54,859	UMB Financial Corp.	5,188,016
23,657	United Bankshares, Inc.	811,199
158,363	United Community Banks, Inc.	4,372,402
262,517	Valley National Bancorp	2,257,646
122,794	Veritex Holdings, Inc.	2,858,644
1,801	Washington Trust Bancorp, Inc.	49,708
117,486	WesBanco, Inc.	3,498,733
11,342	Westamerica BanCorp	549,293
11,934	WSFS Financial Corp.	615,198

		148,496,104

Beverages – 0.5%
100,929	Primo Brands Corp., Class A	3,297,350

Biotechnology – 4.3%
34,203	89bio, Inc.*	274,308
20,325	ACADIA Pharmaceuticals, Inc.*	296,745
2,396	Agios Pharmaceuticals, Inc.*	71,137
44,343	Akero Therapeutics, Inc.*	2,022,484
118,546	Allogene Therapeutics, Inc.*	199,157
78,056	Amicus Therapeutics, Inc.*	599,470

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
159,895	Annexon, Inc.*	$297,405
11,158	Aurinia Pharmaceuticals, Inc. (Canada)*	91,942
18,467	Beam Therapeutics, Inc.*	368,047
29,668	Blueprint Medicines Corp.*	2,655,286
151,530	CareDx, Inc.*	2,557,826
199,215	Caribou Biosciences, Inc.*	169,512
61,478	Catalyst Pharmaceuticals, Inc.*	1,493,301
53,376	Cytokinetics, Inc.*	2,286,628
53,796	Design Therapeutics, Inc.*	261,449
78,504	Editas Medicine, Inc.*	129,532
99,740	Erasca, Inc.*	145,621
167,719	Generation Bio Co.*	72,639
303,003	Heron Therapeutics, Inc.*(a)	733,267
9,795	iTeos Therapeutics, Inc.*	71,014
116,887	Kodiak Sciences, Inc.*	509,627
285,187	Myriad Genetics, Inc.*	2,113,236
9,789	Olema Pharmaceuticals, Inc.*	50,511
65,476	ORIC Pharmaceuticals, Inc.*	373,868
16,543	PTC Therapeutics, Inc.*	824,503
61,874	RAPT Therapeutics, Inc.*	57,345
268,310	Relay Therapeutics, Inc.*	893,472
133,708	Replimune Group, Inc.*	1,307,664
35,861	Solid Biosciences, Inc.*	118,700
27,451	Spyre Therapeutics, Inc.*	418,079
467,606	Sutro Biopharma, Inc.*	490,986
14,234	TG Therapeutics, Inc.*	647,789
103,158	Travere Therapeutics, Inc.*	2,146,718
225,649	Vanda Pharmaceuticals, Inc.*	1,017,677
161,535	Veracyte, Inc.*	4,926,818
125,012	Verve Therapeutics, Inc.*	708,818
7,899	Vir Biotechnology, Inc.*	48,342
49,807	Zentalis Pharmaceuticals, Inc.*	70,726

		31,521,649

Building Products – 0.2%
18,991	Griffon Corp.	1,293,477

Capital Markets – 1.2%
730,049	BGC Group, Inc., Class A	6,614,244
285,954	DigitalBridge Group, Inc.	2,402,014

		9,016,258

Chemicals – 1.1%
75,006	American Vanguard Corp.	316,525
336,062	Aspen Aerogels, Inc.*	1,814,735
24,066	Core Molding Technologies, Inc.*	370,135
52,539	Kronos Worldwide, Inc.	405,076
69,435	LSB Industries, Inc.*	442,995
44,012	Minerals Technologies, Inc.	2,270,579
10,414	PureCycle Technologies, Inc.*(a)	69,878
22,285	Stepan Co.	1,126,730
248,429	Tronox Holdings PLC	1,344,001

		8,160,654

Commercial Services & Supplies – 2.0%
17,549	ACCO Brands Corp.	67,739
145,261	BrightView Holdings, Inc.*	1,992,981
230,857	Deluxe Corp.	3,370,512

Shares	Description	Value

Common Stocks – (continued)

Commercial Services & Supplies – (continued)
388,594	Healthcare Services Group, Inc.*	$5,521,921
148,745	OPENLANE, Inc.*	2,753,270
38,558	Pitney Bowes, Inc.	334,683
3,951	VSE Corp.	452,469

		14,493,575

Communications Equipment – 1.5%
587,122	CommScope Holding Co., Inc.*	2,195,836
76,258	NETGEAR, Inc.*	1,839,343
271,492	NetScout Systems, Inc.*	5,706,762
158,595	Viasat, Inc.*	1,470,176

		11,212,117

Construction & Engineering – 1.1%
14,120	Arcosa, Inc.	1,130,588
163,400	Great Lakes Dredge & Dock Corp.*	1,485,306
2,863	IES Holdings, Inc.*	563,095
4,224	Limbach Holdings, Inc.*	404,406
80,185	Matrix Service Co.*	930,146
14,272	Orion Group Holdings, Inc.*	91,198
4,954	Primoris Services Corp.	297,091
141,230	Tutor Perini Corp.*	3,030,796

		7,932,626

Construction Materials – 0.3%
20,949	United States Lime & Minerals, Inc.	1,958,941

Consumer Finance – 1.6%
76,853	Encore Capital Group, Inc.*	2,643,743
56,123	Enova International, Inc.*	5,151,530
6,855	FirstCash Holdings, Inc.	918,296
76,126	Navient Corp.	942,440
2,327	Nelnet, Inc., Class A	246,872
41,390	Regional Management Corp.	1,362,973
14,305	Upstart Holdings, Inc.*	683,779
695	World Acceptance Corp.*	89,738

		12,039,371

Containers & Packaging – 0.4%
203,844	O-I Glass, Inc.*	2,580,665

Distributors – 0.0%
5,828	A-Mark Precious Metals, Inc.	141,970

Diversified Consumer Services – 1.3%
65,131	Adtalem Global Education, Inc.*	6,916,912
13,902	Coursera, Inc.*	117,055
2,400	Graham Holdings Co., Class B	2,208,120

		9,242,087

Diversified REITs – 1.6%
50,714	Alexander & Baldwin, Inc. REIT	871,267
225,465	American Assets Trust, Inc. REIT	4,222,960
326,256	Armada Hoffler Properties, Inc. REIT	2,208,753
628,975	Empire State Realty Trust, Inc., Class A REIT	4,478,302

		11,781,282

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Diversified Telecommunication Services – 0.7%
78,298	AST SpaceMobile, Inc.*(a)	$1,817,297
13,718	ATN International, Inc.	242,671
513,439	Lumen Technologies, Inc.*	1,817,574
46,179	Shenandoah Telecommunications Co.	514,434

		4,391,976

Electric Utilities – 0.7%
3,185	Otter Tail Corp.	252,825
107,332	Portland General Electric Co.	4,520,824

		4,773,649

Electrical Equipment – 1.0%
21,300	American Superconductor Corp.*	422,805
29,089	Bloom Energy Corp., Class A*	532,910
7,220	NANO Nuclear Energy, Inc.*(a)	164,255
32,583	NEXTracker, Inc., Class A*	1,323,196
549,943	Plug Power, Inc.*(a)	479,880
9,279	Powell Industries, Inc.	1,699,078
87,190	Thermon Group Holdings, Inc.*	2,286,994
67,272	TPI Composites, Inc.*(a)	61,507

		6,970,625

Electronic Equipment, Instruments & Components – 1.4%
56,242	Arlo Technologies, Inc.*	552,859
348	Fabrinet (Thailand)*	71,361
11,422	FARO Technologies, Inc.*	335,921
85,980	Knowles Corp.*	1,353,325
53,778	Mirion Technologies, Inc.*	848,617
129,702	nLight, Inc.*	1,000,002
94,762	Ouster, Inc.*	704,082
16,455	PC Connection, Inc.	1,020,868
131,513	Powerfleet, Inc.*	662,825
5,398	Richardson Electronics Ltd.	46,747
24,151	TTM Technologies, Inc.*	483,503
163,836	Vishay Intertechnology, Inc.	2,128,230
31,350	Vishay Precision Group, Inc.*	781,869

		9,990,209

Energy Equipment & Services – 1.5%
10,365	Aris Water Solutions, Inc., Class A	258,710
182,049	Borr Drilling Ltd. (Mexico)*	309,483
20,031	Bristow Group, Inc.*	581,700
364,019	Expro Group Holdings NV*	3,010,437
60,882	Helix Energy Solutions Group, Inc.*	370,771
97,294	Kodiak Gas Services, Inc.	3,308,969
69,363	Liberty Energy, Inc.	797,675
48,883	Newpark Resources, Inc.*	282,544
257,098	Oil States International, Inc.*	902,414
53,287	SEACOR Marine Holdings, Inc.*	260,041
355,803	Transocean Ltd.*	757,860

		10,840,604

Entertainment – 0.3%
335,895	AMC Entertainment Holdings, Inc., Class A*(a)	896,839

Shares	Description	Value

Common Stocks – (continued)

Entertainment – (continued)
15,836	Madison Square Garden Entertainment Corp.*	$513,720
20,435	Marcus Corp. (The)	333,295

		1,743,854

Financial Services – 4.2%
6,348	Alerus Financial Corp.	126,198
139,743	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	5,352,157
247,259	Burford Capital Ltd.	3,357,777
152,411	Enact Holdings, Inc.	5,454,790
5,094	Essent Group Ltd.	290,001
101,115	Jackson Financial, Inc., Class A	7,877,870
71,706	Merchants Bancorp	2,156,917
115,602	NMI Holdings, Inc., Class A*	4,181,324
54,866	Pagseguro Digital Ltd., Class A (Brazil)*	550,306
74,471	Velocity Financial, Inc.*	1,330,797

		30,678,137

Food Products – 0.9%
71,959	Cal-Maine Foods, Inc.	6,718,812

Gas Utilities – 1.6%
7,633	Brookfield Infrastructure Corp., Class A (Canada)	285,780
3,603	Chesapeake Utilities Corp.	474,407
48,664	New Jersey Resources Corp.	2,381,616
97,493	ONE Gas, Inc.	7,654,175
1,683	Southwest Gas Holdings, Inc.	121,529
9,985	Spire, Inc.	764,252

		11,681,759

Ground Transportation – 0.1%
25,184	Hertz Global Holdings, Inc.*(a)	171,755
20,623	Werner Enterprises, Inc.	508,563

		680,318

Health Care Equipment & Supplies – 1.1%
38,231	AtriCure, Inc.*	1,143,489
36,262	Avanos Medical, Inc.*	455,088
120,439	Embecta Corp.	1,468,151
93,665	Inmode Ltd.*	1,320,677
31,077	Inogen, Inc.*	221,579
103,322	Integra LifeSciences Holdings Corp.*	1,693,448
31,321	LivaNova PLC*	1,158,877
2,023	OmniAb, Inc. 12.5 Earnout*(b)	—
2,023	OmniAb, Inc. 15.00 Earnout*(b)	—
18,393	Orthofix Medical, Inc.*	255,847
23,671	Zimvie, Inc.*	214,459

		7,931,615

Health Care Providers & Services – 1.4%
20,622	agilon health, Inc.*	87,849
152,223	Ardent Health Partners, Inc.*	1,937,799
257,611	Enhabit, Inc.*	2,058,312
29,801	Joint Corp. (The)*	298,308
452,721	LifeStance Health Group, Inc.*	2,974,377
4,964	National HealthCare Corp.	469,048

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Health Care Providers & Services – (continued)
53,696	Owens & Minor, Inc.*	$379,094
141,225	Pediatrix Medical Group, Inc.*	1,818,978

		10,023,765

Health Care REITs – 2.3%
203,438	CareTrust REIT, Inc. REIT	5,954,630
85,726	Community Healthcare Trust, Inc. REIT	1,464,200
165,250	Diversified Healthcare Trust REIT	373,465
220,114	Global Medical REIT, Inc. REIT	1,703,682
402,423	Sabra Health Care REIT, Inc. REIT	7,183,251

		16,679,228

Health Care Technology – 0.2%
163,849	Health Catalyst, Inc.*	647,204
19,348	Waystar Holding Corp.*	719,165

		1,366,369

Hotel & Resort REITs – 1.5%
187,410	Apple Hospitality REIT, Inc. REIT	2,205,816
472,621	Chatham Lodging Trust REIT	3,246,906
32,077	Pebblebrook Hotel Trust REIT	290,297
592,713	RLJ Lodging Trust REIT	4,154,918
505,700	Service Properties Trust REIT	910,260
257,203	Summit Hotel Properties, Inc. REIT	1,046,816
22,350	Xenia Hotels & Resorts, Inc. REIT	238,698

		12,093,711

Hotels, Restaurants & Leisure – 1.7%
99,747	Dine Brands Global, Inc.	1,985,963
28,967	Golden Entertainment, Inc.	744,452
317,823	International Game Technology PLC	5,212,297
149,441	Life Time Group Holdings, Inc.*	4,581,861
2,873	Red Rock Resorts, Inc., Class A	122,677

		12,647,250

Household Durables – 2.0%
69,740	Beazer Homes USA, Inc.*	1,364,115
285,830	GoPro, Inc., Class A*	164,638
30,961	Green Brick Partners, Inc.*	1,826,389
56,820	LGI Homes, Inc.*	3,102,940
46,506	M/I Homes, Inc.*	4,961,260
45,325	Meritage Homes Corp.	3,088,446
1,329	Taylor Morrison Home Corp.*	76,218

		14,584,006

Household Products – 0.3%
66,611	Central Garden & Pet Co., Class A*	1,969,687

Independent Power and Renewable Electricity Producers – 0.5%
54,761	Ormat Technologies, Inc.	3,975,649

Industrial REITs – 0.9%
786,525	LXP Industrial Trust REIT	6,205,682

Shares	Description	Value

Common Stocks – (continued)

Insurance – 2.0%
127,025	Ambac Financial Group, Inc.*	$1,013,659
36,650	AMERISAFE, Inc.	1,703,858
266,954	Fidelis Insurance Holdings Ltd. (United Kingdom)	4,364,698
29,566	Hamilton Insurance Group Ltd., Class B (Bermuda)*	546,971
16,590	Heritage Insurance Holdings, Inc.*	313,551
30,205	Horace Mann Educators Corp.	1,254,716
214,290	James River Group Holdings Ltd.	1,020,020
11,747	Stewart Information Services Corp.	769,194
150,123	Universal Insurance Holdings, Inc.	3,638,982

		14,625,649

Interactive Media & Services – 1.0%
524,922	Bumble, Inc., Class A*	2,215,171
6,741	Cars.com, Inc.*	78,465
79,017	fuboTV, Inc.*	237,051
849,685	Vimeo, Inc.*	4,282,412
25,954	Ziff Davis, Inc.*	766,422

		7,579,521

IT Services – 0.1%
155,538	Fastly, Inc., Class A*	894,344
76,376	Rackspace Technology, Inc.*(a)	103,871

		998,215

Leisure Products – 0.9%
4,555	JAKKS Pacific, Inc.	87,866
22,073	Latham Group, Inc.*	120,629
42,332	Peloton Interactive, Inc., Class A*	291,667
236,845	Smith & Wesson Brands, Inc.	2,257,133
558,138	Topgolf Callaway Brands Corp.*	3,689,292

		6,446,587

Life Sciences Tools & Services – 0.6%
471,147	Adaptive Biotechnologies Corp.*	3,467,642
271,275	Cytek Biosciences, Inc.*	1,006,430

		4,474,072

Machinery – 2.4%
17,440	Astec Industries, Inc.	631,851
5,426	Gencor Industries, Inc.*	68,856
283,418	Hillman Solutions Corp.*	1,981,092
55,386	JBT Marel Corp.	5,829,930
157,037	Kennametal, Inc.	3,059,081
8,257	Luxfer Holdings PLC (United Kingdom)	88,845
42,289	Manitowoc Co., Inc. (The)*	333,237
62,875	Mayville Engineering Co., Inc.*	803,543
64,604	Miller Industries, Inc.	2,636,489
22,075	Mueller Industries, Inc.	1,623,837
15,518	Proto Labs, Inc.*	545,613

		17,602,374

Marine Transportation – 0.7%
114,697	Costamare, Inc. (Monaco)	1,070,123

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Marine Transportation – (continued)
130,965	Golden Ocean Group Ltd. (Norway)(a)	$1,011,050
12,327	Matson, Inc.	1,344,753
33,557	Pangaea Logistics Solutions Ltd.	135,235
597,078	Safe Bulkers, Inc. (Monaco)	2,024,094

		5,585,255

Media – 0.6%
418,793	EW Scripps Co. (The), Class A*	841,774
267,414	Gannett Co., Inc.*	855,725
675,614	Gray Media, Inc.	2,263,307
353,774	iHeartMedia, Inc., Class A*	364,387

		4,325,193

Metals & Mining – 1.2%
6,213	Caledonia Mining Corp. PLC (South Africa)	81,825
3,360	Carpenter Technology Corp.	657,250
289,403	Coeur Mining, Inc.*	1,606,187
38,521	Commercial Metals Co.	1,715,725
196,800	Hecla Mining Co.	1,125,696
37,956	Olympic Steel, Inc.	1,224,081
23,395	Ryerson Holding Corp.	546,975
80,183	Worthington Steel, Inc.	2,057,496

		9,015,235

Mortgage Real Estate Investment Trusts (REITs) – 1.8%
93,505	Arbor Realty Trust, Inc. REIT	1,078,113
445,358	BrightSpire Capital, Inc. REIT	2,231,243
85,659	Ladder Capital Corp. REIT	894,280
303,780	MFA Financial, Inc. REIT	2,983,120
11,366	New York Mortgage Trust, Inc. REIT	66,718
330,046	Orchid Island Capital, Inc. REIT	2,359,829
503,984	TPG RE Finance Trust, Inc. REIT	3,850,438

		13,463,741

Multi-Utilities – 1.0%
124,730	Black Hills Corp.	7,596,057

Office REITs – 0.5%
71,996	City Office REIT, Inc. REIT	365,740
153,810	Easterly Government Properties, Inc. REIT	3,102,348
55,868	Hudson Pacific Properties, Inc. REIT	114,529

		3,582,617

Oil, Gas & Consumable Fuels – 5.0%
90,298	California Resources Corp.	3,116,184
71,257	Clean Energy Fuels Corp.*	103,323
17,539	Core Natural Resources, Inc.	1,266,491
115,878	Delek US Holdings, Inc.	1,508,732
16,525	DHT Holdings, Inc.	176,652
254,199	Diversified Energy Co. PLC	3,154,610
38,263	Energy Fuels, Inc.*(a)	172,949
124,910	Excelerate Energy, Inc., Class A	3,195,198
158,240	Golar LNG Ltd. (Cameroon)	6,725,991
183,957	Murphy Oil Corp.	3,776,637
1,129,016	Nordic American Tankers Ltd.	2,890,281

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
98,687	Northern Oil & Gas, Inc.	$2,398,094
43,530	PBF Energy, Inc., Class A	747,845
16,254	Peabody Energy Corp.	200,574
163,200	Ring Energy, Inc.*	144,611
122,519	Scorpio Tankers, Inc. (Monaco)	4,617,741
86,832	SFL Corp. Ltd. (Norway)	713,759
135,145	Talos Energy, Inc.*	929,798
165,755	VAALCO Energy, Inc.	542,019

		36,381,489

Paper & Forest Products – 0.0%
5,279	Sylvamo Corp.	314,734

Passenger Airlines – 0.7%
15,554	Blade Air Mobility, Inc.*	41,218
60,443	SkyWest, Inc.*	5,389,702

		5,430,920

Personal Care Products – 0.3%
196,149	Herbalife Ltd.*	1,412,273
73,915	Nu Skin Enterprises, Inc., Class A	467,882

		1,880,155

Pharmaceuticals – 1.5%
137,974	Amneal Pharmaceuticals, Inc.*	1,056,881
2,530	Axsome Therapeutics, Inc.*	284,094
8,686	Ligand Pharmaceuticals, Inc.*	954,244
55,444	Phathom Pharmaceuticals, Inc.*(a)	237,855
28,464	Phibro Animal Health Corp., Class A	529,715
30,584	Prestige Consumer Healthcare, Inc.*	2,484,338
175,980	Supernus Pharmaceuticals, Inc.*	5,715,830
28,885	Xeris Biopharma Holdings, Inc.*	132,004

		11,394,961

Professional Services – 1.5%
1,046,336	Alight, Inc., Class A	5,346,777
737,511	Conduent, Inc.*	1,556,148
17,482	IBEX Holdings Ltd.*	437,749
44,922	Korn Ferry	2,771,687
371,040	Planet Labs PBC*	1,220,722

		11,333,083

Real Estate Management & Development – 0.7%
254,475	Anywhere Real Estate, Inc.*	880,483
20,190	FRP Holdings, Inc.*	536,751
244,236	Kennedy-Wilson Holdings, Inc.	1,563,110
112,714	Newmark Group, Inc., Class A	1,238,727
602,314	Opendoor Technologies, Inc.*	456,735
23,969	RE/MAX Holdings, Inc., Class A*	183,363

		4,859,169

Residential REITs – 1.7%
30,178	Centerspace REIT	1,821,544
78,985	Elme Communities REIT	1,229,797
135,664	NexPoint Residential Trust, Inc. REIT	5,057,554

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Residential REITs – (continued)
214,222	Veris Residential, Inc. REIT	$3,324,725

		11,433,620

Retail REITs – 1.6%
252,816	Kite Realty Group Trust REIT	5,473,466
122,142	Macerich Co. (The) REIT	1,790,602
64,066	Phillips Edison & Co., Inc. REIT	2,223,090
30,777	Tanger, Inc. REIT	969,783
70,994	Urban Edge Properties REIT	1,282,862

		11,739,803

Semiconductors & Semiconductor Equipment – 0.6%
76,582	ACM Research, Inc., Class A*	1,491,052
24,969	Alpha & Omega Semiconductor Ltd.*	470,166
26,292	Ambarella, Inc.*	1,261,753
8,312	Diodes, Inc.*	319,181
2,347	Ichor Holdings Ltd.*	46,424
103,714	Rigetti Computing, Inc.*(a)	919,943

		4,508,519

Software – 2.2%
61,322	Alarm.com Holdings, Inc.*	3,286,859
48,265	Alkami Technology, Inc.*	1,288,193
23,471	Clearwater Analytics Holdings, Inc., Class A*	533,731
6,376	Commvault Systems, Inc.*	1,065,621
128,397	Consensus Cloud Solutions, Inc.*	2,549,964
88,149	D-Wave Quantum, Inc. (Canada)*(a)	609,110
3,860	Freshworks, Inc., Class A*	57,012
20,754	Hut 8 Corp. (Canada)*	255,482
9,581	MARA Holdings, Inc.*(a)	128,098
23,587	Olo, Inc., Class A*	146,239
23,155	Ooma, Inc.*	283,186
67,812	Pagaya Technologies Ltd., Class A*	743,220
125,573	Riot Platforms, Inc.*	909,148
3,955	Sapiens International Corp. NV (Israel)	108,327
254,254	Verint Systems, Inc.*	4,485,041

		16,449,231

Specialized REITs – 0.7%
88,528	Gladstone Land Corp. REIT	879,083
7,701	PotlatchDeltic Corp. REIT	295,641
878,751	Uniti Group, Inc. REIT	4,323,455

		5,498,179

Specialty Retail – 2.9%
45,013	America’s Car-Mart, Inc.*	2,134,516
26,493	Asbury Automotive Group, Inc.*	5,779,183
987	Boot Barn Holdings, Inc.*	102,984
461,004	EVgo, Inc.*	1,272,371
123,936	Haverty Furniture Cos., Inc.	2,250,678
141,183	Monro, Inc.	1,968,091
7,577	OneWater Marine, Inc., Class A*	113,731
135,091	Petco Health & Wellness Co., Inc.*	398,518
8,504	RealReal, Inc. (The)*	49,323

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – (continued)
45,086	Sonic Automotive, Inc., Class A	$2,737,622
201,719	Stitch Fix, Inc., Class A*	659,621
44,387	Victoria’s Secret & Co.*	834,476
54,828	Warby Parker, Inc., Class A*	905,210
1,399	Winmark Corp.	503,654
114,101	Zumiez, Inc.*	1,334,982

		21,044,960

Technology Hardware, Storage & Peripherals – 0.0%
5,765	Turtle Beach Corp.*	66,586

Textiles, Apparel & Luxury Goods – 0.3%
4,894	G-III Apparel Group Ltd.*	123,427
144,751	Movado Group, Inc.	2,010,591

		2,134,018

Tobacco – 0.5%
68,179	Universal Corp.	3,972,790

Trading Companies & Distributors – 1.0%
176,098	DNOW, Inc.*	2,794,675
31,582	DXP Enterprises, Inc.*	2,793,744
5,023	FTAI Aviation Ltd.	538,013
27,627	Rush Enterprises, Inc., Class A	1,408,701

		7,535,133

Water Utilities – 1.3%
19,135	American States Water Co.	1,552,040
3,437	California Water Service Group	174,084
78,087	Consolidated Water Co. Ltd.	1,814,742
71,065	Middlesex Water Co.	4,485,623
27,210	SJW Group	1,543,895
7,738	York Water Co. (The)	272,378

		9,842,762

Wireless Telecommunication Services – 1.1%
138,833	Spok Holdings, Inc.	1,990,865
166,571	Telephone and Data Systems, Inc.	6,244,747

		8,235,612

TOTAL COMMON STOCKS (Cost $776,156,569)		729,150,470

Shares	Dividend Rate	Value

Investment Company – 0.0%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
185	4.248%	185
(Cost $185)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $776,156,754)		729,150,655

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.0%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,187,407	4.248%	$7,187,407
(Cost $7,187,407)

TOTAL INVESTMENTS – 100.6%
(Cost $783,344,161)		$736,338,062

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(4,221,794)

NET ASSETS – 100.0%		$732,116,268

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	37	06/20/25	$3,644,130	$12,716

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%

Aerospace & Defense – 3.1%
44,012	General Dynamics Corp.	$11,976,545
71,730	General Electric Co.	14,456,464
20,895	Howmet Aerospace, Inc.	2,895,629
8,500	RTX Corp.	1,072,105
10,410	Textron, Inc.	732,552

		31,133,295

Air Freight & Logistics – 1.1%
111,838	United Parcel Service, Inc., Class B	10,658,161

Automobiles – 1.5%
54,198	Tesla, Inc.*	15,292,508

Banks – 4.3%
120,987	Bank of America Corp.	4,824,962
142,385	Citigroup, Inc.	9,736,286
55,641	Citizens Financial Group, Inc.	2,052,596
24,589	Cullen/Frost Bankers, Inc.	2,863,881
146,594	Huntington Bancshares, Inc.	2,130,011
42,788	JPMorgan Chase & Co.	10,466,800
67,923	PNC Financial Services Group, Inc. (The)	10,914,547
4,822	Synovus Financial Corp.	208,889

		43,197,972

Beverages – 1.9%
85,909	Coca-Cola Co. (The)	6,232,698
301	Coca-Cola Consolidated, Inc.	408,099
54,160	Monster Beverage Corp.*	3,256,099
68,259	PepsiCo, Inc.	9,254,555

		19,151,451

Biotechnology – 2.1%
3,045	Amgen, Inc.	885,852
51,557	BioMarin Pharmaceutical, Inc.*	3,283,665
15,431	Gilead Sciences, Inc.	1,644,019
21,169	Natera, Inc.*	3,195,037
19,761	Regeneron Pharmaceuticals, Inc.	11,832,096

		20,840,669

Broadline Retail – 4.0%
216,142	Amazon.com, Inc.*	39,860,908

Building Products – 0.1%
9,446	Carrier Global Corp.	590,753

Capital Markets – 4.2%
22,284	Ameriprise Financial, Inc.	10,496,210
47,518	CME Group, Inc.	13,166,287
89,989	Invesco Ltd.	1,253,547
117,700	Morgan Stanley	13,584,934
1,174	MSCI, Inc.	639,959
189,744	XP, Inc., Class A (Brazil)	3,054,878

		42,195,815

Chemicals – 1.9%
47,836	Ecolab, Inc.	12,027,406
15,967	Linde PLC	7,236,723

		19,264,129

Shares	Description	Value

Common Stocks – (continued)

Commercial Services & Supplies – 1.2%
59,227	Cintas Corp.	$12,537,171

Communications Equipment – 0.1%
8,260	Arista Networks, Inc.*	679,550
12,521	Cisco Systems, Inc.	722,838

		1,402,388

Construction & Engineering – 0.4%
3,305	AECOM	326,038
1,404	Comfort Systems USA, Inc.	558,160
24,434	MasTec, Inc.*	3,110,937

		3,995,135

Construction Materials – 0.2%
7,042	Vulcan Materials Co.	1,847,328

Consumer Finance – 1.2%
67,078	Capital One Financial Corp.	12,091,480

Consumer Staples Distribution & Retail – 1.2%
6,102	Costco Wholesale Corp.	6,068,439
72,269	Sysco Corp.	5,160,006
9,083	US Foods Holding Corp.*	596,390

		11,824,835

Diversified Consumer Services – 0.3%
12,403	Bright Horizons Family Solutions, Inc.*	1,555,584
29,747	H&R Block, Inc.	1,795,827

		3,351,411

Diversified Telecommunication Services – 1.2%
276,223	Verizon Communications, Inc.	12,170,385

Electric Utilities – 1.0%
7,044	Constellation Energy Corp.	1,573,911
50,443	NextEra Energy, Inc.	3,373,628
44,356	PPL Corp.	1,618,994
53,444	Xcel Energy, Inc.	3,778,491

		10,345,024

Electrical Equipment – 0.2%
15,001	AMETEK, Inc.	2,543,870

Electronic Equipment, Instruments & Components – 0.7%
123,210	Corning, Inc.	5,468,060
2,926	Teledyne Technologies, Inc.*	1,363,604

		6,831,664

Energy Equipment & Services – 0.1%
37,849	TechnipFMC PLC (United Kingdom)	1,066,206

Entertainment – 0.7%
4,183	Netflix, Inc.*	4,733,985
15,972	Roku, Inc.*	1,088,971
8,946	Walt Disney Co. (The)	813,638

		6,636,594

Financial Services – 4.0%
25,183	Berkshire Hathaway, Inc., Class B*	13,428,835
59,735	Corebridge Financial, Inc.	1,769,948
15,656	Euronet Worldwide, Inc.*	1,551,510

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Financial Services – (continued)
14,970	Fiserv, Inc.*	$2,763,013
18,842	Mastercard, Inc., Class A	10,326,546
29,054	Visa, Inc., Class A	10,038,157

		39,878,009

Health Care Equipment & Supplies – 3.0%
113,816	Abbott Laboratories	14,881,442
31,776	Boston Scientific Corp.*	3,268,797
17,361	Intuitive Surgical, Inc.*	8,954,804
41,862	Medtronic PLC	3,548,223

		30,653,266

Health Care Providers & Services – 2.5%
1,189	Cigna Group (The)	404,307
133,667	CVS Health Corp.	8,916,926
4,338	Encompass Health Corp.	507,503
12,624	HCA Healthcare, Inc.	4,356,290
3,335	UnitedHealth Group, Inc.	1,372,152
54,370	Universal Health Services, Inc., Class B	9,627,296

		25,184,474

Health Care REITs – 1.3%
37,692	Omega Healthcare Investors, Inc. REIT	1,471,873
92,274	Ventas, Inc. REIT	6,466,562
32,872	Welltower, Inc. REIT	5,015,939

		12,954,374

Hotels, Restaurants & Leisure – 2.3%
12,230	Airbnb, Inc., Class A*	1,491,082
1,755	Booking Holdings, Inc.	8,949,236
1,542	Darden Restaurants, Inc.	309,387
21,150	DoorDash, Inc., Class A*	4,079,624
19,352	Flutter Entertainment PLC (United Kingdom)*	4,663,638
4,406	Las Vegas Sands Corp.	161,568
10,277	McDonald’s Corp.	3,285,043

		22,939,578

Household Durables – 0.1%
3,879	Garmin Ltd.	724,869

Household Products – 2.1%
27,829	Colgate-Palmolive Co.	2,565,556
112,723	Procter & Gamble Co. (The)	18,325,378

		20,890,934

Industrial REITs – 0.4%
39,985	Prologis, Inc. REIT	4,086,467

Insurance – 1.5%
12,646	Marsh & McLennan Cos., Inc.	2,851,294
47,279	Travelers Cos., Inc. (The)	12,487,802

		15,339,096

Interactive Media & Services – 7.1%
78,708	Alphabet, Inc., Class A	12,498,830
203,037	Alphabet, Inc., Class C	32,666,623
43,631	Meta Platforms, Inc., Class A	23,953,419
104,697	Pinterest, Inc., Class A*	2,650,928

		71,769,800

Shares	Description	Value

Common Stocks – (continued)

IT Services – 0.5%
4,597	Gartner, Inc.*	$1,935,705
10,308	GoDaddy, Inc., Class A*	1,941,306
7,731	Twilio, Inc., Class A*	747,665

		4,624,676

Life Sciences Tools & Services – 1.1%
68,944	IQVIA Holdings, Inc.*	10,691,146
101	Mettler-Toledo International, Inc.*	108,128

		10,799,274

Machinery – 1.2%
8,540	Caterpillar, Inc.	2,641,166
7,966	Parker-Hannifin Corp.	4,819,908
23,036	Westinghouse Air Brake Technologies Corp.	4,255,670

		11,716,744

Mortgage Real Estate Investment Trusts (REITs) – 0.2%
98,925	Annaly Capital Management, Inc. REIT	1,938,930

Multi-Utilities – 0.5%
28,266	Ameren Corp.	2,805,118
20,629	CMS Energy Corp.	1,519,326
15,052	Sempra	1,117,912

		5,442,356

Oil, Gas & Consumable Fuels – 2.4%
23,024	Antero Midstream Corp.	381,047
108,346	Antero Resources Corp.*	3,773,691
21,551	Chevron Corp.	2,932,229
410,282	Kinder Morgan, Inc.	10,790,417
40,023	Marathon Petroleum Corp.	5,499,560
1,009	Phillips 66	104,997
17,057	Williams Cos., Inc. (The)	999,028

		24,480,969

Passenger Airlines – 0.3%
60,844	Alaska Air Group, Inc.*	2,693,564
7,083	United Airlines Holdings, Inc.*	487,452

		3,181,016

Pharmaceuticals – 2.7%
12,044	Eli Lilly & Co.	10,826,954
21,145	Johnson & Johnson	3,305,175
42,754	Pfizer, Inc.	1,043,625
77,544	Zoetis, Inc.	12,127,881

		27,303,635

Professional Services – 1.3%
4,551	Broadridge Financial Solutions, Inc.	1,103,162
45,054	Equifax, Inc.	11,719,897
6,816	Genpact Ltd.	342,572

		13,165,631

Semiconductors & Semiconductor Equipment – 10.3%
137,057	Broadcom, Inc.	26,379,361
7,654	Marvell Technology, Inc.	446,764
485,418	NVIDIA Corp.	52,871,729
70,412	QUALCOMM, Inc.	10,453,365

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
85,203	Texas Instruments, Inc.	$13,636,740

		103,787,959

Software – 10.3%
53,512	Datadog, Inc., Class A*	5,466,786
2,779	Fair Isaac Corp.*	5,529,321
6,595	Manhattan Associates, Inc.*	1,169,887
183,981	Microsoft Corp.	72,720,330
6,814	Palantir Technologies, Inc., Class A*	807,050
9,018	Palo Alto Networks, Inc.*	1,685,735
41,455	Salesforce, Inc.	11,139,373
5,783	ServiceNow, Inc.*	5,522,823

		104,041,305

Specialized REITs – 0.3%
10,189	Public Storage REIT	3,061,081

Specialty Retail – 2.9%
1,067	AutoZone, Inc.*	4,014,694
2,295	Carvana Co.*	560,784
29,633	Home Depot, Inc. (The)	10,682,400
1,841	Lithia Motors, Inc.	538,971
13,479	Lowe’s Cos., Inc.	3,013,365
5,797	Penske Automotive Group, Inc.	902,419
58,194	TJX Cos., Inc. (The)	7,488,404
14,610	Williams-Sonoma, Inc.	2,256,807

		29,457,844

Technology Hardware, Storage & Peripherals – 7.5%
356,340	Apple, Inc.	75,722,250

Textiles, Apparel & Luxury Goods – 0.3%
39,447	Birkenstock Holding PLC (Germany)*	2,028,759

Shares	Description	Value

Common Stocks – (continued)

Textiles, Apparel & Luxury Goods – (continued)
12,985	Skechers USA, Inc., Class A*	$623,540

		2,652,299

Trading Companies & Distributors – 0.1%
861	United Rentals, Inc.	543,678
389	W.W. Grainger, Inc.	398,457
936	Watsco, Inc.	430,410

		1,372,545

TOTAL COMMON STOCKS
(Cost $758,488,407)		995,998,533

Shares	Dividend Rate	Value

Investment Company – 0.0%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
91	4.248%	91
(Cost $91)

TOTAL INVESTMENTS – 98.9%
(Cost $758,488,498)		$995,998,624

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		11,010,094

NET ASSETS – 100.0%		$1,007,008,718

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	29	06/20/25	$8,101,150	$660,930

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Assets and Liabilities April 30, 2025 (Unaudited)

	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund

Assets:

Investments in unaffiliated issuers, at value (cost $807,569,892, $495,865,183 and $394,670,708, respectively)(a)	$1,332,048,576	$509,151,397	$387,806,668
Investments in affiliated issuers, at value (cost $4,053, $1,194 and $256,897, respectively)	4,053	1,194	256,897
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	—	4,003,738
Cash	4,973,945	—	6,024,889
Receivables:
Investments sold	44,238,136	10,094,791	7,610,676
Fund shares sold	2,036,093	42,985	399,413
Dividends	360,787	804,753	221,268
Collateral on certain derivative contracts	76,521	374,957	531,777
Reimbursement from investment adviser	16,646	12,591	12,551
Securities lending income	—	3	4,461
Variation margin on futures contracts	57,699	—	—
Other assets	75,562	68,063	64,223

Total assets	1,383,888,018	520,550,734	406,936,561

Liabilities:

Variation margin on futures contracts	—	152,645	38,640
Payables:
Investments purchased	37,088,823	881,546	7,370,148
Fund shares redeemed	6,557,882	866,511	256,600
Management fees	269,952	109,293	125,803
Distribution and Service fees and Transfer Agency fees	80,156	22,262	13,797
Payable upon return of securities loaned	—	—	4,003,738
Due to custodian	—	4,056,999	—
Accrued expenses	194,793	77,887	70,995

Total liabilities	44,191,606	6,167,143	11,879,721

Net Assets:

Paid-in capital	830,387,878	498,760,478	397,350,676
Total distributable earnings (loss)	509,308,534	15,623,113	(2,293,836)

NET ASSETS	$1,339,696,412	$514,383,591	$395,056,840
Net Assets:
Class A	$213,638,719	$48,794,021	$25,853,825
Class C	17,862,497	7,155,127	3,642,525
Institutional	258,577,691	44,498,496	108,847,660
Service	22,818,323	2,561,709	756,474
Investor	165,502,566	54,536,127	39,595,875
Class R6	560,214,290	310,198,552	70,035,135
Class R	30,344,981	4,244,342	3,976,642
Class P	70,737,345	42,395,217	142,348,704
Total Net Assets	$1,339,696,412	$514,383,591	$395,056,840
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	7,735,654	2,172,650	1,129,819
Class C	967,772	322,964	213,251
Institutional	8,485,575	1,985,239	4,441,199
Service	867,770	113,249	34,078
Investor	6,140,960	2,442,418	1,741,401
Class R6	18,414,895	13,842,818	2,857,302
Class R	1,193,531	191,006	181,275
Class P	2,327,446	1,893,144	5,810,322
Net asset value, offering and redemption price per share:(b)
Class A	$27.62	$22.46	$22.88
Class C	18.46	22.15	17.08
Institutional	30.47	22.41	24.51
Service	26.30	22.62	22.20
Investor	26.95	22.33	22.74
Class R6	30.42	22.41	24.51
Class R	25.42	22.22	21.94
Class P	30.39	22.39	24.50

(a)	Includes loaned securities having a market value of $–, $– and $3,770,373 for Large Cap Growth Insights Fund, Large Cap Value Insights Fund and Small Cap Equity Insights Fund, respectively.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Assets and Liabilities (continued) April 30, 2025 (Unaudited)

(b)

Maximum public offering price per share for Class A Shares of the Large Cap Growth Insights Fund, Large Cap Value Insights Fund and Small Cap Equity Insights Fund is $29.23, $23.77 and $24.21, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Assets and Liabilities (continued) April 30, 2025 (Unaudited)

	Small Cap Growth Insights Fund	Small Cap Value Insights Fund	U.S. Equity Insights Fund

Assets:

Investments in unaffiliated issuers, at value (cost $116,479,220, $776,156,569 and $758,488,407, respectively)(a)	$118,559,543	$729,150,470	$995,998,533
Investments in affiliated issuers, at value (cost $182, $185 and $91, respectively)	182	185	91
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	1,465,164	7,187,407	—
Cash	1,034,310	—	8,836,186
Receivables:
Fund shares sold	198,163	422,240	165,957
Collateral on certain derivative contracts	17,937	978,593	691,836
Dividends	16,870	533,369	1,162,017
Reimbursement from investment adviser	8,656	17,660	13,840
Securities lending income	1,932	28,807	2
Investments sold	—	37,905,977	28,526,595
Foreign tax reclaims	—	18,903	—
Variation margin on futures contracts	690	—	4,712
Other assets	64,844	73,905	75,942

Total assets	121,368,291	776,317,516	1,035,475,711

Liabilities:

Variation margin on futures contracts	—	925,534	—
Payables:
Payable upon return of securities loaned	1,465,164	7,187,407	—
Fund shares redeemed	52,620	4,360,520	465,351
Management fees	38,079	247,913	207,947
Distribution and Service fees and Transfer Agency fees	9,597	33,762	70,262
Income distribution	—	177	—
Investments purchased	—	1,277,862	27,566,959
Due to custodian	—	30,038,363	—
Accrued expenses	395,804	129,710	156,474

Total liabilities	1,961,264	44,201,248	28,466,993

Net Assets:

Paid-in capital	121,354,717	789,353,323	733,680,158
Total distributable earnings (loss)	(1,947,690)	(57,237,055)	273,328,560

NET ASSETS	$119,407,027	$732,116,268	$1,007,008,718
Net Assets:
Class A	$30,249,405	$95,156,377	$317,813,036
Class C	2,266,018	2,139,625	11,870,291
Institutional	31,656,097	240,119,326	286,651,225
Service	—	—	2,361,992
Investor	17,155,755	80,551,369	50,190,335
Class R6	8,360,142	267,056,533	30,370,364
Class R	7,047,984	17,174,442	7,468,397
Class P	22,671,626	29,918,596	300,283,078
Total Net Assets	$119,407,027	$732,116,268	$1,007,008,718
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	2,061,101	3,306,943	5,496,448
Class C	95,709	186,727	252,715
Institutional	1,307,798	4,966,902	4,696,799
Service	—	—	41,211
Investor	1,045,972	2,818,842	886,991
Class R6	344,635	5,525,826	498,338
Class R	566,816	625,870	132,609
Class P	935,094	619,172	4,926,424
Net asset value, offering and redemption price per share:(b)
Class A	$14.68	$28.77	$57.82
Class C	23.68	11.46	46.97
Institutional	24.21	48.34	61.03
Service	—	—	57.31
Investor	16.40	28.58	56.58
Class R6	24.26	48.33	60.94
Class R	12.43	27.44	56.32
Class P	24.25	48.32	60.95

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Assets and Liabilities (continued) April 30, 2025 (Unaudited)

(a)	Includes loaned securities having a market value of $1,382,622, $6,808,805 and $– for Small Cap Growth Insights Fund, Small Cap Value Insights Fund and U.S. Equity Insights Fund, respectively.
(b)

Maximum public offering price per share for Class A Shares of the Small Cap Growth Insights Fund, Small Cap Value Insights Fund and U.S. Equity Insights Fund is $15.53, $30.44 and $61.19, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Operations For the Six Months Ended April 30, 2025 (Unaudited)

	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $–, $– and $18,498, respectively)	$4,268,317	$5,367,026	$2,991,942

Dividends — affiliated issuers	61,042	70,029	32,357

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	—	8	35,166

Total Investment Income	4,329,359	5,437,063	3,059,465

Expenses:

Management fees	3,585,189	1,313,587	1,685,494

Transfer Agency fees(a)	513,807	157,256	119,794

Distribution and/or Service (12b-1) fees(a)	453,625	111,641	65,680

Custody, accounting and administrative services	75,527	35,916	37,992

Registration fees	70,564	53,555	55,055

Shareholder Administration fees — Service Shares	67,062	3,292	1,201

Professional fees	54,037	53,965	54,213

Service fees — Class C	26,889	9,911	5,368

Printing and mailing costs	26,059	16,436	19,586

Trustee fees	15,019	13,978	13,988

Other	18,368	10,482	12,422

Total expenses	4,906,146	1,780,019	2,070,793

Less — expense reductions	(233,324)	(176,593)	(186,246)

Net expenses	4,672,822	1,603,426	1,884,547

NET INVESTMENT INCOME (LOSS)	(343,463)	3,833,637	1,174,918

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(4,472,111)	3,308,493	6,692,917

Futures contracts	(3,194,948)	(1,221,565)	(18,729)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(53,032,948)	(24,055,758)	(46,380,969)

Futures contracts	(32,706)	28,948	611,907

Net realized and unrealized loss	(60,732,713)	(21,939,882)	(39,094,874)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(61,076,176)	$(18,106,245)	$(37,919,956)

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Large Cap Growth Insights Fund	$288,853	$80,667	$–	$84,105	$173,313	$16,134	$54,784	$5,365	$142,515	$84,950	$25,232	$11,514
Large Cap Value Insights Fund	66,429	29,732	3,292	12,188	39,858	5,946	8,729	527	49,489	42,217	3,656	6,834
Small Cap Equity Insights Fund	37,874	16,103	1,201	10,502	22,725	3,221	23,971	192	34,088	11,581	3,151	20,865

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Operations (continued) For the Six Months Ended April 30, 2025 (Unaudited)

	Small Cap Growth Insights Fund	Small Cap Value Insights Fund	U.S. Equity Insights Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $4,496, $15,877 and $–, respectively)	$441,897	$9,909,553	$7,379,599

Dividends — affiliated issuers	14,336	22,552	12,235

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	11,118	147,676	2

Total Investment Income	467,351	10,079,781	7,391,836

Expenses:

Management fees	530,853	3,623,942	2,790,135

Distribution and/or Service (12b-1) fees(a)	65,638	197,710	503,612

Transfer Agency fees(a)	58,035	286,840	428,028

Professional fees	50,391	55,427	54,028

Registration fees	35,467	58,185	54,107

Custody, accounting and administrative services	16,400	57,973	59,915

Trustee fees	13,656	15,056	10,242

Printing and mailing costs	10,000	46,125	29,431

Service fees — Class C	3,483	3,247	16,855

Shareholder Administration fees — Service Shares	—	—	3,580

Other	7,238	19,871	14,876

Total expenses	791,161	4,364,376	3,964,809

Less — expense reductions	(130,976)	(235,343)	(201,403)

Net expenses	660,185	4,129,033	3,763,406

NET INVESTMENT INCOME (LOSS)	(192,834)	5,950,748	3,628,430

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	1,731,678	(7,386,363)	36,577,240

Futures contracts	(344,314)	(1,811,751)	(50,150)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(13,041,710)	(108,393,830)	(74,009,821)

Futures contracts	38,064	45,549	660,930

Net realized and unrealized loss	(11,616,282)	(117,546,395)	(36,821,801)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,809,116)	$(111,595,647)	$(33,193,371)

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Small Cap Growth Insights Fund	$42,471	$10,450	$–	$12,717	$25,483	$2,090	$7,276	$–	$13,998	$1,357	$3,815	$4,016
Small Cap Value Insights Fund	137,534	9,742	–	50,434	82,521	1,948	65,799	–	68,517	46,257	15,130	6,668
U.S. Equity Insights Fund	429,493	50,564	3,580	19,975	257,697	10,113	60,704	573	39,147	4,750	5,993	49,051

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets

	Large Cap Growth Insights Fund		Large Cap Value Insights Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024

From operations:

Net investment income (loss)	$(343,463)	$(814,895)	$3,833,637	$4,838,226

Net realized gain (loss)	(7,667,059)	156,890,785	2,086,928	55,864,707

Net change in unrealized gain (loss)	(53,065,654)	278,777,971	(24,026,810)	38,748,027

Net increase (decrease) in net assets resulting from operations	(61,076,176)	434,853,861	(18,106,245)	99,450,960

Distributions to shareholders:

From distributable earnings:

Class A Shares	(27,772,194)	(14,187,844)	(6,799,644)	(1,802,551)

Class C Shares	(4,197,853)	(2,314,652)	(1,018,664)	(230,118)

Institutional Shares	(30,387,092)	(16,404,919)	(5,662,925)	(1,628,893)

Service Shares	(3,608,408)	(1,787,395)	(330,188)	(76,799)

Investor Shares	(23,328,723)	(10,083,585)	(7,804,589)	(2,282,761)

Class R6 Shares	(56,199,055)	(25,995,687)	(28,877,127)	(5,935,102)

Class R Shares	(4,309,845)	(2,110,858)	(617,115)	(138,695)

Class P Shares	(8,568,200)	(3,665,774)	(5,856,700)	(1,514,351)

Total distributions to shareholders	(158,371,370)	(76,550,714)	(56,966,952)	(13,609,270)

From share transactions:

Proceeds from sales of shares	305,514,264	243,985,250	203,060,970	29,694,495

Reinvestment of distributions	131,269,282	69,201,464	44,943,302	13,165,028

Cost of shares redeemed	(199,621,783)	(344,662,267)	(42,705,549)	(115,626,004)

Net increase (decrease) in net assets resulting from share transactions	237,161,763	(31,475,553)	205,298,723	(72,766,481)

TOTAL INCREASE	17,714,217	326,827,594	130,225,526	13,075,209

Net Assets:

Beginning of period	$1,321,982,195	$995,154,601	$384,158,065	$371,082,856

End of period	$1,339,696,412	$1,321,982,195	$514,383,591	$384,158,065

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Equity Insights Fund		Small Cap Growth Insights Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024

From operations:

Net investment income (loss)	$1,174,918	$1,974,166	$(192,834)	$(350,184)

Net realized gain	6,674,188	78,073,820	1,387,364	22,127,241

Net change in unrealized gain (loss)	(45,769,062)	52,725,745	(13,003,646)	17,322,151

Net increase (decrease) in net assets resulting from operations	(37,919,956)	132,773,731	(11,809,116)	39,099,208

Distributions to shareholders:

From distributable earnings:

Class A Shares	(3,838,546)	(117,628)	(342,765)	–

Class C Shares	(723,886)	–	–	–

Institutional Shares	(14,615,795)	(824,051)	(297,652)	–

Service Shares	(118,634)	(8,429)	–	–

Investor Shares	(5,709,456)	(239,907)	(195,811)	–

Class R6 Shares	(9,260,127)	(812,645)	(72,234)	–

Class R Shares	(510,282)	–	(39,647)	–

Class P Shares	(16,118,834)	(1,069,929)	(216,902)	–

Total distributions to shareholders	(50,895,560)	(3,072,589)	(1,165,011)	–

From share transactions:

Proceeds from sales of shares	116,071,930	108,187,255	21,392,382	30,545,864

Reinvestment of distributions	12,174,718	3,025,536	1,082,797	–

Cost of shares redeemed	(77,351,583)	(132,061,957)	(17,493,149)	(30,649,060)

Net increase (decrease) in net assets resulting from share transactions	50,895,065	(20,849,166)	4,982,030	(103,196)

TOTAL INCREASE (DECREASE)	(37,920,451)	108,851,976	(7,992,097)	38,996,012

Net Assets:

Beginning of period	$432,977,291	$324,125,315	$127,399,124	$88,403,112

End of period	$395,056,840	$432,977,291	$119,407,027	$127,399,124

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Value Insights Fund		U.S. Equity Insights Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024

From operations:

Net investment income	$5,950,748	$9,756,304	$3,628,430	$4,534,576

Net realized gain (loss)	(9,198,114)	149,290,609	36,527,090	152,577,888

Net change in unrealized gain (loss)	(108,348,281)	117,460,555	(73,348,891)	170,266,868

Net increase (decrease) in net assets resulting from operations	(111,595,647)	276,507,468	(33,193,371)	327,379,332

Distributions to shareholders:

From distributable earnings:

Class A Shares	(24,172,418)	(2,135,387)	(49,566,565)	(7,596,194)

Class C Shares	(1,183,300)	(86,314)	(2,352,799)	(342,909)

Institutional Shares	(47,220,586)	(4,379,286)	(42,023,240)	(7,331,833)

Service Shares	–	–	(413,236)	(136,245)

Investor Shares	(20,457,778)	(1,665,993)	(7,537,857)	(1,360,524)

Class R6 Shares	(45,628,858)	(4,104,364)	(4,336,845)	(654,438)

Class R Shares	(4,592,652)	(324,677)	(1,141,000)	(169,826)

Class P Shares	(7,733,635)	(804,361)	(46,268,704)	(7,532,922)

Total distributions to shareholders	(150,989,227)	(13,500,382)	(153,640,246)	(25,124,891)

From share transactions:

Proceeds from sales of shares	182,029,449	225,980,431	98,220,185	84,526,269

Reinvestment of distributions	83,049,719	13,072,090	127,949,115	24,656,944

Cost of shares redeemed	(238,704,831)	(359,344,327)	(115,399,568)	(185,971,937)

Net increase (decrease) in net assets resulting from share transactions	26,374,337	(120,291,806)	110,769,732	(76,788,724)

TOTAL INCREASE (DECREASE)	(236,210,537)	142,715,280	(76,063,885)	225,465,717

Net Assets:

Beginning of period	$968,326,805	$825,611,525	$1,083,072,603	$857,606,886

End of period	$732,116,268	$968,326,805	$1,007,008,718	$1,083,072,603

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Growth Insights Fund

	Class A Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of period	$32.25		$23.95	$25.20	$48.76		$37.63	$31.54

Net investment income (loss)(a)	(0.05)		(0.09)	(0.04)	0.03	(b)	(0.09)	– (c)

Net realized and unrealized gain (loss)	(0.65)		10.33	2.88	(8.25)		15.02	7.31

Total from investment operations	(0.70)		10.24	2.84	(8.22)		14.93	7.31

Distributions to shareholders from net investment income	–		–	(0.02)	–		–	(0.10)

Distributions to shareholders from net realized gains	(3.93)		(1.94)	(4.07)	(15.34)		(3.80)	(1.12)

Total distributions	(3.93)		(1.94)	(4.09)	(15.34)		(3.80)	(1.22)

Net asset value, end of period	$27.62		$32.25	$23.95	$25.20		$48.76	$37.63

Total Return(d)	(3.73)%		45.00%	13.11%	(24.27)%		42.69%	23.84%

Net assets, end of period (in 000’s)	$213,639		$224,690	$177,858	$211,454		$336,453	$286,777

Ratio of net expenses to average net assets	0.91	%(e)	0.89%	0.96%	0.92%		0.91%	0.92%

Ratio of total expenses to average net assets	0.94	%(e)	0.92%	1.00%	0.96%		0.94%	0.95%

Ratio of net investment income (loss) to average net assets	(0.30	)%(e)	(0.30)%	(0.17)%	0.10	%(b)	(0.21)%	(0.01)%

Portfolio turnover rate(f)	99%		215%	206%	200%		214%	218%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Growth Insights Fund

	Class C Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of period	$22.81		$17.56	$19.65	$41.64		$32.87	$27.79

Net investment loss(a)	(0.11)		(0.21)	(0.16)	(0.15	)(b)	(0.35)	(0.23)

Net realized and unrealized gain (loss)	(0.31)		7.40	2.14	(6.50)		12.92	6.43

Total from investment operations	(0.42)		7.19	1.98	(6.65)		12.57	6.20

Distributions to shareholders from net realized gains	(3.93)		(1.94)	(4.07)	(15.34)		(3.80)	(1.12)

Net asset value, end of period	$18.46		$22.81	$17.56	$19.65		$41.64	$32.87

Total Return(c)	(4.09)%		43.92%	12.28%	(24.84)%		41.59%	22.97%

Net assets, end of period (in 000’s)	$17,862		$24,488	$21,113	$26,260		$47,078	$41,838

Ratio of net expenses to average net assets	1.66	%(d)	1.64%	1.71%	1.67%		1.66%	1.67%

Ratio of total expenses to average net assets	1.69	%(d)	1.67%	1.75%	1.71%		1.69%	1.70%

Ratio of net investment loss to average net assets	(1.04	)%(d)	(1.04)%	(0.91)%	(0.64	)%(b)	(0.96)%	(0.76)%

Portfolio turnover rate(e)	99%		215%	206%	200%		214%	218%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Growth Insights Fund

	Institutional Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of period	$35.17		$25.90	$26.92	$50.98		$39.16	$32.77

Net investment income(a)	0.01		0.02	0.05	0.21	(b)	0.07	0.13

Net realized and unrealized gain (loss)	(0.76)		11.21	3.10	(8.85)		15.66	7.61

Total from investment operations	(0.75)		11.23	3.15	(8.64)		15.73	7.74

Distributions to shareholders from net investment income	(0.02)		(0.02)	(0.10)	(0.08)		(0.11)	(0.23)

Distributions to shareholders from net realized gains	(3.93)		(1.94)	(4.07)	(15.34)		(3.80)	(1.12)

Total distributions	(3.95)		(1.96)	(4.17)	(15.42)		(3.91)	(1.35)

Net asset value, end of period	$30.47		$35.17	$25.90	$26.92		$50.98	$39.16

Total Return(c)	(3.56)%		45.56%	13.51%	(24.00)%		43.18%	24.33%

Net assets, end of period (in 000’s)	$258,578		$276,974	$221,330	$295,292		$893,602	$741,893

Ratio of net expenses to average net assets	0.55	%(d)	0.53%	0.59%	0.55%		0.54%	0.54%

Ratio of total expenses to average net assets	0.58	%(d)	0.56%	0.63%	0.59%		0.57%	0.58%

Ratio of net investment income to average net assets	0.06	%(d)	0.06%	0.20%	0.64	%(b)	0.16%	0.36%

Portfolio turnover rate(e)	99%		215%	206%	200%		214%	218%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Growth Insights Fund

	Service Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of period	$30.90		$23.04	$24.42	$47.77		$36.98	$31.02

Net investment loss(a)	(0.06)		(0.12)	(0.07)	–	(b)(c)	(0.14)	(0.05)

Net realized and unrealized gain (loss)	(0.61)		9.92	2.77	(8.01)		14.73	7.20

Total from investment operations	(0.67)		9.80	2.70	(8.01)		14.59	7.15

Distributions to shareholders from net investment income	–		–	(0.01)	–		–	(0.07)

Distributions to shareholders from net realized gains	(3.93)		(1.94)	(4.07)	(15.34)		(3.80)	(1.12)

Total distributions	(3.93)		(1.94)	(4.08)	(15.34)		(3.80)	(1.19)

Net asset value, end of period	$26.30		$30.90	$23.04	$24.42		$47.77	$36.98

Total Return(d)	(3.83)%		44.86%	12.91%	(24.36)%		42.50%	23.68%

Net assets, end of period (in 000’s)	$22,818		$28,807	$21,347	$19,093		$34,280	$47,346

Ratio of net expenses to average net assets	1.05	%(e)	1.03%	1.09%	1.05%		1.04%	1.04%

Ratio of total expenses to average net assets	1.08	%(e)	1.06%	1.13%	1.09%		1.07%	1.08%

Ratio of net investment income (loss) to average net assets	(0.44	)%(e)	(0.45)%	(0.33)%	0.01	%(b)	(0.34)%	(0.13)%

Portfolio turnover rate(f)	99%		215%	206%	200%		214%	218%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Growth Insights Fund

	Investor Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of period	$31.52		$23.39	$24.70	$48.07		$37.12	$31.13

Net investment income (loss)(a)	(0.01)		(0.02)	0.01	0.11	(b)	0.02	0.09

Net realized and unrealized gain (loss)	(0.63)		10.09	2.82	(8.09)		14.80	7.21

Total from investment operations	(0.64)		10.07	2.83	(7.98)		14.82	7.30

Distributions to shareholders from net investment income	–		–	(0.07)	(0.05)		(0.07)	(0.19)

Distributions to shareholders from net realized gains	(3.93)		(1.94)	(4.07)	(15.34)		(3.80)	(1.12)

Total distributions	(3.93)		(1.94)	(4.14)	(15.39)		(3.87)	(1.31)

Net asset value, end of period	$26.95		$31.52	$23.39	$24.70		$48.07	$37.12

Total Return(c)	(3.62)%		45.38%	13.41%	(24.10)%		43.03%	24.17%

Net assets, end of period (in 000’s)	$165,503		$192,124	$131,787	$137,645		$271,096	$308,107

Ratio of net expenses to average net assets	0.66	%(d)	0.64%	0.71%	0.67%		0.66%	0.67%

Ratio of total expenses to average net assets	0.69	%(d)	0.67%	0.75%	0.71%		0.69%	0.70%

Ratio of net investment income (loss) to average net assets	(0.05	)%(d)	(0.06)%	0.06%	0.36	%(b)	0.04%	0.26%

Portfolio turnover rate(e)	99%		215%	206%	200%		214%	218%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Growth Insights Fund

	Class R6 Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of period	$35.12		$25.86	$26.90	$50.95		$39.14	$32.75

Net investment income(a)	0.01		0.02	0.04	0.15	(b)	0.08	0.13

Net realized and unrealized gain (loss)	(0.76)		11.21	3.10	(8.76)		15.65	7.61

Total from investment operations	(0.75)		11.23	3.14	(8.61)		15.73	7.74

Distributions to shareholders from net investment income	(0.02)		(0.03)	(0.11)	(0.10)		(0.12)	(0.23)

Distributions to shareholders from net realized gains	(3.93)		(1.94)	(4.07)	(15.34)		(3.80)	(1.12)

Total distributions	(3.95)		(1.97)	(4.18)	(15.44)		(3.92)	(1.35)

Net asset value, end of period	$30.42		$35.12	$25.86	$26.90		$50.95	$39.14

Total Return(c)	(3.55)%		45.56%	13.50%	(23.97)%		43.19%	24.36%

Net assets, end of period (in 000’s)	$560,214		$465,405	$347,130	$225,067		$295,157	$373,079

Ratio of net expenses to average net assets	0.54	%(d)	0.52%	0.58%	0.54%		0.53%	0.53%

Ratio of total expenses to average net assets	0.57	%(d)	0.55%	0.62%	0.58%		0.56%	0.57%

Ratio of net investment income to average net assets	0.07	%(d)	0.07%	0.18%	0.48	%(b)	0.17%	0.36%

Portfolio turnover rate(e)	99%		215%	206%	200%		214%	218%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Growth Insights Fund

	Class R Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of period	$30.01		$22.45	$23.91	$47.14		$36.58	$30.73

Net investment loss(a)	(0.08)		(0.15)	(0.10)	(0.05	)(b)	(0.19)	(0.08)

Net realized and unrealized gain (loss)	(0.58)		9.65	2.71	(7.84)		14.55	7.12

Total from investment operations	(0.66)		9.50	2.61	(7.89)		14.36	7.04

Distributions to shareholders from net investment income	–		–	–	–		–	(0.07)

Distributions to shareholders from net realized gains	(3.93)		(1.94)	(4.07)	(15.34)		(3.80)	(1.12)

Total distributions	(3.93)		(1.94)	(4.07)	(15.34)		(3.80)	(1.19)

Net asset value, end of period	$25.42		$30.01	$22.45	$23.91		$47.14	$36.58

Total Return(c)	(3.89)%		44.69%	12.80%	(24.46)%		42.33%	23.55%

Net assets, end of period (in 000’s)	$30,345		$33,157	$25,326	$22,666		$30,111	$27,314

Ratio of net expenses to average net assets	1.16	%(d)	1.14%	1.21%	1.17%		1.16%	1.17%

Ratio of total expenses to average net assets	1.19	%(d)	1.17%	1.25%	1.21%		1.19%	1.20%

Ratio of net investment loss to average net assets	(0.55	)%(d)	(0.56)%	(0.44)%	(0.17	)%(b)	(0.46)%	(0.25)%

Portfolio turnover rate(e)	99%		215%	206%	200%		214%	218%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Growth Insights Fund

	Class P Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of period	$35.09		$25.84	$26.87	$50.93		$39.12	$32.74

Net investment income(a)	0.01		0.02	0.05	0.15	(b)	0.07	0.13

Net realized and unrealized gain (loss)	(0.76)		11.20	3.10	(8.78)		15.66	7.61

Total from investment operations	(0.75)		11.22	3.15	(8.63)		15.73	7.74

Distributions to shareholders from net investment income	(0.02)		(0.03)	(0.11)	(0.09)		(0.12)	(0.24)

Distributions to shareholders from net realized gains	(3.93)		(1.94)	(4.07)	(15.34)		(3.80)	(1.12)

Total distributions	(3.95)		(1.97)	(4.18)	(15.43)		(3.92)	(1.36)

Net asset value, end of period	$30.39		$35.09	$25.84	$26.87		$50.93	$39.12

Total Return(c)	(3.56)%		45.55%	13.55%	(24.00)%		43.21%	24.34%

Net assets, end of period (in 000’s)	$70,737		$76,336	$49,264	$53,467		$78,307	$59,286

Ratio of net expenses to average net assets	0.54	%(d)	0.52%	0.58%	0.54%		0.53%	0.53%

Ratio of total expenses to average net assets	0.57	%(d)	0.55%	0.62%	0.58%		0.56%	0.57%

Ratio of net investment income to average net assets	0.07	%(d)	0.06%	0.19%	0.47	%(b)	0.17%	0.36%

Portfolio turnover rate(e)	99%		215%	206%	200%		214%	218%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Insights Fund

	Class A Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021		2020

Per Share Data

Net asset value, beginning of period	$26.15		$20.74	$21.53	$27.15		$19.23		$21.27

Net investment income(a)	0.15		0.25	0.26	0.24	(b)	0.22	(c)	0.25

Net realized and unrealized gain (loss)	(0.55)		5.97	(0.33)	(1.47)		7.98		(2.03)

Total from investment operations	(0.40)		6.22	(0.07)	(1.23)		8.20		(1.78)

Distributions to shareholders from net investment income	(0.10)		(0.28)	(0.26)	(0.24)		(0.28)		(0.26)

Distributions to shareholders from net realized gains	(3.19)		(0.53)	(0.46)	(4.15)		–		–

Total distributions	(3.29)		(0.81)	(0.72)	(4.39)		(0.28)		(0.26)

Net asset value, end of period	$22.46		$26.15	$20.74	$21.53		$27.15		$19.23

Total Return(d)	(2.31)%		30.56%	(0.47)%	(5.42)%		42.87%		(8.34)%

Net assets, end of period (in 000’s)	$48,794		$54,521	$47,338	$55,887		$62,575		$47,125

Ratio of net expenses to average net assets	0.92	%(e)	0.92%	0.93%	0.93%		0.93%		0.94%

Ratio of total expenses to average net assets	1.00	%(e)	1.02%	1.02%	1.01%		1.03%		1.05%

Ratio of net investment income to average net assets	1.21	%(e)	1.04%	1.21%	1.04	%(b)	0.87	%(c)	1.26%

Portfolio turnover rate(f)	98%		206%	208%	209%		215%		212%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Insights Fund

	Class C Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021		2020

Per Share Data

Net asset value, beginning of period	$25.84		$20.51	$21.29	$26.90		$19.05		$21.06

Net investment income(a)	0.05		0.07	0.10	0.07	(b)	0.04	(c)	0.10

Net realized and unrealized gain (loss)	(0.54)		5.89	(0.33)	(1.46)		7.91		(2.01)

Total from investment operations	(0.49)		5.96	(0.23)	(1.39)		7.95		(1.91)

Distributions to shareholders from net investment income	(0.01)		(0.10)	(0.09)	(0.07)		(0.10)		(0.10)

Distributions to shareholders from net realized gains	(3.19)		(0.53)	(0.46)	(4.15)		–		–

Total distributions	(3.20)		(0.63)	(0.55)	(4.22)		(0.10)		(0.10)

Net asset value, end of period	$22.15		$25.84	$20.51	$21.29		$26.90		$19.05

Total Return(d)	(2.65)%		29.57%	(1.20)%	(6.14)%		41.85%		(9.02)%

Net assets, end of period (in 000’s)	$7,155		$8,317	$7,544	$8,955		$10,713		$8,773

Ratio of net expenses to average net assets	1.67	%(e)	1.67%	1.68%	1.68%		1.68%		1.69%

Ratio of total expenses to average net assets	1.75	%(e)	1.77%	1.77%	1.76%		1.78%		1.80%

Ratio of net investment income to average net assets	0.46	%(e)	0.29%	0.46%	0.32	%(b)	0.16	%(c)	0.52%

Portfolio turnover rate(f)	98%		206%	208%	209%		215%		212%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Insights Fund

	Institutional Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021		2020

Per Share Data

Net asset value, beginning of period	$26.11		$20.70	$21.49	$27.11		$19.20		$21.24

Net investment income(a)	0.19		0.34	0.34	0.32	(b)	0.31	(c)	0.33

Net realized and unrealized gain (loss)	(0.56)		5.96	(0.33)	(1.47)		7.97		(2.04)

Total from investment operations	(0.37)		6.30	0.01	(1.15)		8.28		(1.71)

Distributions to shareholders from net investment income	(0.14)		(0.36)	(0.34)	(0.32)		(0.37)		(0.33)

Distributions to shareholders from net realized gains	(3.19)		(0.53)	(0.46)	(4.15)		–		–

Total distributions	(3.33)		(0.89)	(0.80)	(4.47)		(0.37)		(0.33)

Net asset value, end of period	$22.41		$26.11	$20.70	$21.49		$27.11		$19.20

Total Return(d)	(2.13)%		31.07%	(0.10)%	(5.08)%		43.40%		(7.98)%

Net assets, end of period (in 000’s)	$44,498		$44,596	$74,799	$93,154		$114,706		$88,472

Ratio of net expenses to average net assets	0.56	%(e)	0.56%	0.57%	0.56%		0.56%		0.56%

Ratio of total expenses to average net assets	0.64	%(e)	0.66%	0.66%	0.64%		0.66%		0.67%

Ratio of net investment income to average net assets	1.57	%(e)	1.41%	1.58%	1.43	%(b)	1.26	%(c)	1.64%

Portfolio turnover rate(f)	98%		206%	208%	209%		215%		212%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Insights Fund

	Service Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021		2020

Per Share Data

Net asset value, beginning of period	$26.32		$20.87	$21.66	$27.28		$19.32		$21.36

Net investment income(a)	0.13		0.22	0.24	0.21	(b)	0.19	(c)	0.23

Net realized and unrealized gain (loss)	(0.56)		6.00	(0.35)	(1.48)		8.02		(2.04)

Total from investment operations	(0.43)		6.22	(0.11)	(1.27)		8.21		(1.81)

Distributions to shareholders from net investment income	(0.08)		(0.24)	(0.22)	(0.20)		(0.25)		(0.23)

Distributions to shareholders from net realized gains	(3.19)		(0.53)	(0.46)	(4.15)		–		–

Total distributions	(3.27)		(0.77)	(0.68)	(4.35)		(0.25)		(0.23)

Net asset value, end of period	$22.62		$26.32	$20.87	$21.66		$27.28		$19.32

Total Return(d)	(2.40)%		30.39%	(0.62)%	(5.55)%		42.68%		(8.44)%

Net assets, end of period (in 000’s)	$2,562		$2,547	$2,092	$3,756		$6,769		$5,230

Ratio of net expenses to average net assets	1.06	%(e)	1.06%	1.07%	1.06%		1.06%		1.06%

Ratio of total expenses to average net assets	1.13	%(e)	1.16%	1.16%	1.14%		1.16%		1.17%

Ratio of net investment income to average net assets	1.08	%(e)	0.89%	1.11%	0.93	%(b)	0.76	%(c)	1.13%

Portfolio turnover rate(f)	98%		206%	208%	209%		215%		212%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Insights Fund

	Investor Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021		2020

Per Share Data

Net asset value, beginning of period	$26.02		$20.64	$21.43	$27.04		$19.15		$21.18

Net investment income(a)	0.17		0.31	0.32	0.30	(b)	0.28	(c)	0.31

Net realized and unrealized gain (loss)	(0.54)		5.94	(0.34)	(1.47)		7.95		(2.03)

Total from investment operations	(0.37)		6.25	(0.02)	(1.17)		8.23		(1.72)

Distributions to shareholders from net investment income	(0.13)		(0.34)	(0.31)	(0.29)		(0.34)		(0.31)

Distributions to shareholders from net realized gains	(3.19)		(0.53)	(0.46)	(4.15)		–		–

Total distributions	(3.32)		(0.87)	(0.77)	(4.44)		(0.34)		(0.31)

Net asset value, end of period	$22.33		$26.02	$20.64	$21.43		$27.04		$19.15

Total Return(d)	(2.20)%		30.88%	(0.22)%	(5.17)%		43.24%		(8.09)%

Net assets, end of period (in 000’s)	$54,536		$61,032	$55,448	$74,490		$91,133		$70,302

Ratio of net expenses to average net assets	0.67	%(e)	0.67%	0.68%	0.68%		0.68%		0.69%

Ratio of total expenses to average net assets	0.74	%(e)	0.77%	0.78%	0.76%		0.78%		0.80%

Ratio of net investment income to average net assets	1.45	%(e)	1.29%	1.47%	1.31	%(b)	1.13	%(c)	1.54%

Portfolio turnover rate(f)	98%		206%	208%	209%		215%		212%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Insights Fund

	Class R6 Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021		2020

Per Share Data

Net asset value, beginning of period	$26.10		$20.70	$21.49	$27.11		$19.20		$21.24

Net investment income(a)	0.19		0.34	0.34	0.32	(b)	0.31	(c)	0.32

Net realized and unrealized gain (loss)	(0.55)		5.95	(0.33)	(1.47)		7.98		(2.02)

Total from investment operations	(0.36)		6.29	0.01	(1.15)		8.29		(1.70)

Distributions to shareholders from net investment income	(0.14)		(0.36)	(0.34)	(0.32)		(0.38)		(0.34)

Distributions to shareholders from net realized gains	(3.19)		(0.53)	(0.46)	(4.15)		–		–

Total distributions	(3.33)		(0.89)	(0.80)	(4.47)		(0.38)		(0.34)

Net asset value, end of period	$22.41		$26.10	$20.70	$21.49		$27.11		$19.20

Total Return(d)	(2.13)%		31.05%	(0.09)%	(5.07)%		43.42%		(7.97)%

Net assets, end of period (in 000’s)	$310,199		$162,504	$138,745	$82,457		$79,348		$65,692

Ratio of net expenses to average net assets	0.55	%(e)	0.55%	0.56%	0.55%		0.55%		0.55%

Ratio of total expenses to average net assets	0.62	%(e)	0.65%	0.65%	0.63%		0.65%		0.66%

Ratio of net investment income to average net assets	1.62	%(e)	1.40%	1.58%	1.43	%(b)	1.26	%(c)	1.63%

Portfolio turnover rate(f)	98%		206%	208%	209%		215%		212%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Insights Fund

	Class R Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021		2020

Per Share Data

Net asset value, beginning of period	$25.91		$20.56	$21.35	$26.96		$19.09		$21.12

Net investment income(a)	0.11		0.19	0.21	0.18	(b)	0.16	(c)	0.19

Net realized and unrealized gain (loss)	(0.54)		5.91	(0.34)	(1.46)		7.93		(2.01)

Total from investment operations	(0.43)		6.10	(0.13)	(1.28)		8.09		(1.82)

Distributions to shareholders from net investment income	(0.07)		(0.22)	(0.20)	(0.18)		(0.22)		(0.21)

Distributions to shareholders from net realized gains	(3.19)		(0.53)	(0.46)	(4.15)		–		–

Total distributions	(3.26)		(0.75)	(0.66)	(4.33)		(0.22)		(0.21)

Net asset value, end of period	$22.22		$25.91	$20.56	$21.35		$26.96		$19.09

Total Return(d)	(2.45)%		30.26%	(0.73)%	(5.66)%		42.57%		(8.58)%

Net assets, end of period (in 000’s)	$4,244		$4,875	$3,313	$4,764		$5,450		$4,885

Ratio of net expenses to average net assets	1.17	%(e)	1.17%	1.18%	1.18%		1.18%		1.19%

Ratio of total expenses to average net assets	1.24	%(e)	1.27%	1.28%	1.26%		1.28%		1.30%

Ratio of net investment income to average net assets	0.96	%(e)	0.77%	0.98%	0.81	%(b)	0.64	%(c)	0.99%

Portfolio turnover rate(f)	98%		206%	208%	209%		215%		212%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Insights Fund

	Class P Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021		2020

Per Share Data

Net asset value, beginning of period	$26.09		$20.69	$21.48	$27.10		$19.19		$21.23

Net investment income(a)	0.19		0.34	0.34	0.32	(b)	0.30	(c)	0.32

Net realized and unrealized gain (loss)	(0.56)		5.95	(0.33)	(1.47)		7.99		(2.02)

Total from investment operations	(0.37)		6.29	0.01	(1.15)		8.29		(1.70)

Distributions to shareholders from net investment income	(0.14)		(0.36)	(0.34)	(0.32)		(0.38)		(0.34)

Distributions to shareholders from net realized gains	(3.19)		(0.53)	(0.46)	(4.15)		–		–

Total distributions	(3.33)		(0.89)	(0.80)	(4.47)		(0.38)		(0.34)

Net asset value, end of period	$22.39		$26.09	$20.69	$21.48		$27.10		$19.19

Total Return(d)	(2.13)%		31.06%	(0.09)%	(5.07)%		43.44%		(7.97)%

Net assets, end of period (in 000’s)	$42,395		$45,765	$41,804	$47,406		$46,078		$30,086

Ratio of net expenses to average net assets	0.55	%(e)	0.55%	0.56%	0.55%		0.55%		0.55%

Ratio of total expenses to average net assets	0.62	%(e)	0.65%	0.65%	0.63%		0.65%		0.66%

Ratio of net investment income to average net assets	1.58	%(e)	1.40%	1.58%	1.42	%(b)	1.23	%(c)	1.63%

Portfolio turnover rate(f)	98%		206%	208%	209%		215%		212%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Equity Insights Fund

	Class A Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of period	$28.71		$20.59	$21.70		$35.35		$22.96	$25.62

Net investment income (loss)(a)	0.03		0.04	0.10	(b)	0.05	(c)	(0.04)	(0.01)

Net realized and unrealized gain (loss)	(2.31)		8.18	(1.11)		(5.10)		12.48	(2.60)

Total from investment operations	(2.28)		8.22	(1.01)		(5.05)		12.44	(2.61)

Distributions to shareholders from net investment income	(0.24)		(0.10)	(0.10)		–		(0.05)	(0.05)

Distributions to shareholders from net realized gains	(3.31)		–	–		(8.60)		–	–

Total distributions	(3.55)		(0.10)	(0.10)		(8.60)		(0.05)	(0.05)

Net asset value, end of period	$22.88		$28.71	$20.59		$21.70		$35.35	$22.96

Total Return(d)	(9.97)%		40.03%	(4.64)%		(17.64)%		54.23%	(10.18)%

Net assets, end of period (in 000’s)	$25,854		$31,573	$23,791		$33,325		$44,195	$34,071

Ratio of net expenses to average net assets	1.20	%(e)	1.20%	1.21%		1.21%		1.21%	1.22%

Ratio of total expenses to average net assets	1.29	%(e)	1.29%	1.30%		1.29%		1.29%	1.30%

Ratio of net investment income (loss) to average net assets	0.25	%(e)	0.17%	0.43	%(b)	0.22	%(c)	(0.13)%	(0.02)%

Portfolio turnover rate(f)	75%		164%	145%		155%		165%	141%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Equity Insights Fund

	Class C Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of period	$22.22		$15.99	$16.89		$29.67		$19.39	$21.75

Net investment loss(a)	(0.05)		(0.12)	(0.05	)(b)	(0.10	)(c)	(0.24)	(0.15)

Net realized and unrealized gain (loss)	(1.67)		6.35	(0.85)		(4.08)		10.52	(2.21)

Total from investment operations	(1.72)		6.23	(0.90)		(4.18)		10.28	(2.36)

Distributions to shareholders from net investment income	(0.11)		–	–		–		–	–

Distributions to shareholders from net realized gains	(3.31)		–	–		(8.60)		–	–

Total distributions	(3.42)		–	–		–		–	–

Net asset value, end of period	$17.08		$22.22	$15.99		$16.89		$29.67	$19.39

Total Return(d)	(10.31)%		38.96%	(5.33)%		(18.24)%		53.02%	(10.82)%

Net assets, end of period (in 000’s)	$3,643		$4,744	$3,749		$5,093		$7,503	$5,951

Ratio of net expenses to average net assets	1.95	%(e)	1.95%	1.96%		1.96%		1.96%	1.97%

Ratio of total expenses to average net assets	2.04	%(e)	2.04%	2.05%		2.04%		2.04%	2.05%

Ratio of net investment loss to average net assets	(0.51	)%(e)	(0.58)%	(0.32	)%(b)	(0.53	)%(c)	(0.88)%	(0.78)%

Portfolio turnover rate(f)	75%		164%	145%		155%		165%	141%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Equity Insights Fund

	Institutional Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of period	$30.55		$21.91	$23.09		$36.92		$23.98	$26.74

Net investment income(a)	0.08		0.15	0.19	(b)	0.15	(c)	0.09	0.08

Net realized and unrealized gain (loss)	(2.48)		8.69	(1.18)		(5.38)		13.00	(2.69)

Total from investment operations	(2.40)		8.84	(0.99)		(5.23)		13.09	(2.61)

Distributions to shareholders from net investment income	(0.33)		(0.20)	(0.19)		–		(0.15)	(0.15)

Distributions to shareholders from net realized gains	(3.31)		–	–		(8.60)		–	–

Total distributions	(3.64)		(0.20)	(0.19)		(8.60)		(0.15)	(0.15)

Net asset value, end of period	$24.51		$30.55	$21.91		$23.09		$36.92	$23.98

Total Return(d)	(9.80)%		40.51%	(4.28)%		(17.31)%		54.73%	(9.82)%

Net assets, end of period (in 000’s)	$108,848		$120,959	$90,070		$144,712		$226,678	$216,274

Ratio of net expenses to average net assets	0.84	%(e)	0.84%	0.85%		0.84%		0.84%	0.84%

Ratio of total expenses to average net assets	0.93	%(e)	0.93%	0.94%		0.92%		0.93%	0.92%

Ratio of net investment income to average net assets	0.61	%(e)	0.53%	0.81	%(b)	0.60	%(c)	0.28%	0.34%

Portfolio turnover rate(f)	75%		164%	145%		155%		165%	141%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Equity Insights Fund

	Service Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of period	$27.92		$20.05	$21.13		$34.68		$22.55	$25.17

Net investment income (loss)(a)	0.01		0.02	0.06	(b)	0.02	(c)	(0.08)	(0.03)

Net realized and unrealized gain (loss)	(2.22)		7.94	(1.06)		(4.97)		12.25	(2.56)

Total from investment operations	(2.21)		7.96	(1.00)		(4.95)		12.17	(2.59)

Distributions to shareholders from net investment income	(0.20)		(0.09)	(0.08)		–		(0.04)	(0.03)

Distributions to shareholders from net realized gains	(3.31)		–	–		(8.60)		–	–

Total distributions	(3.51)		(0.09)	(0.08)		(8.60)		(0.04)	(0.03)

Net asset value, end of period	$22.20		$27.92	$20.05		$21.13		$34.68	$22.55

Total Return(d)	(10.01)%		39.77%	(4.76)%		(17.73)%		54.06%	(10.29)%

Net assets, end of period (in 000’s)	$756		$964	$1,914		$2,357		$3,701	$2,867

Ratio of net expenses to average net assets	1.34	%(e)	1.34%	1.35%		1.34%		1.34%	1.34%

Ratio of total expenses to average net assets	1.43	%(e)	1.43%	1.44%		1.42%		1.43%	1.42%

Ratio of net investment income (loss) to average net assets	0.10	%(e)	0.10%	0.28	%(b)	0.10	%(c)	(0.26)%	(0.15)%

Portfolio turnover rate(f)	75%		164%	145%		155%		165%	141%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Equity Insights Fund

	Investor Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of period	$28.58		$20.51	$21.62		$35.18		$22.85	$25.50

Net investment income(a)	0.07		0.11	0.15	(b)	0.12	(c)	0.05	0.05

Net realized and unrealized gain (loss)	(2.29)		8.13	(1.10)		(5.08)		12.40	(2.58)

Total from investment operations	(2.22)		8.24	(0.95)		(4.96)		12.45	(2.53)

Distributions to shareholders from net investment income	(0.31)		(0.17)	(0.16)		–		(0.12)	(0.12)

Distributions to shareholders from net realized gains	(3.31)		–	–		(8.60)		–	–

Total distributions	(3.62)		(0.17)	(0.16)		(8.60)		(0.12)	(0.12)

Net asset value, end of period	$22.74		$28.58	$20.51		$21.62		$35.18	$22.85

Total Return(d)	(9.84)%		40.34%	(4.38)%		(17.42)%		54.61%	(9.95)%

Net assets, end of period (in 000’s)	$39,596		$42,287	$27,490		$30,746		$66,963	$64,724

Ratio of net expenses to average net assets	0.95	%(e)	0.95%	0.96%		0.96%		0.96%	0.97%

Ratio of total expenses to average net assets	1.04	%(e)	1.04%	1.05%		1.04%		1.05%	1.05%

Ratio of net investment income to average net assets	0.50	%(e)	0.41%	0.67	%(b)	0.50	%(c)	0.15%	0.22%

Portfolio turnover rate(f)	75%		164%	145%		155%		165%	141%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Equity Insights Fund

	Class R6 Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of period	$30.55		$21.91	$23.10		$36.93		$23.98	$26.74

Net investment income(a)	0.09		0.15	0.19	(b)	0.15	(c)	0.11	0.09

Net realized and unrealized gain (loss)	(2.49)		8.69	(1.18)		(5.38)		13.00	(2.70)

Total from investment operations	(2.40)		8.84	(0.99)		(5.23)		13.11	(2.61)

Distributions to shareholders from net investment income	(0.33)		(0.20)	(0.20)		–		(0.16)	(0.15)

Distributions to shareholders from net realized gains	(3.31)		–	–		(8.60)		–	–

Total distributions	(3.64)		(0.20)	(0.20)		(8.60)		(0.16)	(0.15)

Net asset value, end of period	$24.51		$30.55	$21.91		$23.10		$36.93	$23.98

Total Return(d)	(9.80)%		40.54%	(4.30)%		(17.30)%		54.82%	(9.81)%

Net assets, end of period (in 000’s)	$70,035		$79,961	$67,575		$83,140		$100,558	$119,496

Ratio of net expenses to average net assets	0.83	%(e)	0.83%	0.84%		0.83%		0.83%	0.83%

Ratio of total expenses to average net assets	0.92	%(e)	0.92%	0.93%		0.91%		0.91%	0.91%

Ratio of net investment income to average net assets	0.62	%(e)	0.55%	0.79	%(b)	0.59	%(c)	0.34%	0.36%

Portfolio turnover rate(f)	75%		164%	145%		155%		165%	141%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Equity Insights Fund

	Class R Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of period	$27.64		$19.80	$20.86		$34.39		$22.36	$24.96

Net investment income (loss)(a)	–	(b)	(0.02)	0.05	(c)	(0.01	)(d)	(0.11)	(0.06)

Net realized and unrealized gain (loss)	(2.20)		7.86	(1.06)		(4.92)		12.15	(2.54)

Total from investment operations	(2.20)		7.84	(1.01)		(4.93)		12.04	(2.60)

Distributions to shareholders from net investment income	(0.19)		–	(0.05)		–		(0.01)	–

Distributions to shareholders from net realized gains	(3.31)		–	–		(8.60)		–	–

Total distributions	(3.50)		–	(0.05)		(8.60)		(0.01)	–

Net asset value, end of period	$21.94		$27.64	$19.80		$20.86		$34.39	$22.36

Total Return(e)	(10.05)%		39.60%	(4.84)%		(17.83)%		53.83%	(10.39)%

Net assets, end of period (in 000’s)	$3,977		$3,905	$3,035		$12,023		$15,767	$13,817

Ratio of net expenses to average net assets	1.45	%(f)	1.45%	1.46%		1.46%		1.46%	1.47%

Ratio of total expenses to average net assets	1.54	%(f)	1.54%	1.56%		1.54%		1.54%	1.55%

Ratio of net investment income (loss) to average net assets	–	%(f)(g)	(0.08)%	0.26	%(c)	(0.04	)%(d)	(0.36)%	(0.28)%

Portfolio turnover rate(h)	75%		164%	145%		155%		165%	141%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)	Amount is less than 0.005%.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Equity Insights Fund

	Class P Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of period	$30.54		$21.91	$23.09		$36.92		$23.98	$26.74

Net investment income(a)	0.09		0.15	0.19	(b)	0.15	(c)	0.08	0.09

Net realized and unrealized gain (loss)	(2.49)		8.68	(1.17)		(5.38)		13.02	(2.70)

Total from investment operations	(2.40)		8.83	(0.98)		(5.23)		13.10	(2.61)

Distributions to shareholders from net investment income	(0.33)		(0.20)	(0.20)		–		(0.16)	(0.15)

Distributions to shareholders from net realized gains	(3.31)		–	–		(8.60)		–	–

Total distributions	(3.64)		(0.20)	(0.20)		(8.60)		(0.16)	(0.15)

Net asset value, end of period	$24.50		$30.54	$21.91		$23.09		$36.92	$23.98

Total Return(d)	(9.80)%		40.49%	(4.26)%		(17.31)%		54.78%	(9.81)%

Net assets, end of period (in 000’s)	$142,349		$148,584	$106,501		$140,356		$144,239	$87,170

Ratio of net expenses to average net assets	0.83	%(e)	0.83%	0.84%		0.83%		0.83%	0.83%

Ratio of total expenses to average net assets	0.92	%(e)	0.92%	0.93%		0.91%		0.92%	0.91%

Ratio of net investment income to average net assets	0.62	%(e)	0.54%	0.80	%(b)	0.58	%(c)	0.23%	0.36%

Portfolio turnover rate(f)	75%		164%	145%		155%		165%	141%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Insights Fund

	Class A Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of period	$16.16		$11.42	$11.94		$47.18		$34.29	$35.08

Net investment loss(a)	–	(b)	(0.07)	(0.04	)(c)	(0.05	)(d)	(0.28)	(0.17)

Net realized and unrealized gain (loss)	(1.31)		4.81	(0.46)		(6.01)		14.62	(0.13)

Total from investment operations	(1.31)		4.74	(0.50)		(6.06)		14.34	(0.30)

Distributions to shareholders from net investment income	(0.17)		–	(0.02)		–		(0.04)	– (b)

Distributions to shareholders from net realized gains	–		–	–		(29.18)		(1.41)	(0.49)

Total distributions	(0.17)		–	(0.02)		(29.18)		(1.45)	(0.49)

Net asset value, end of period	$14.68		$16.16	$11.42		$11.94		$47.18	$34.29

Total Return(e)	(8.30)%		41.51%	(4.15)%		(25.73)%		42.51%	(0.95)%

Net assets, end of period (in 000’s)	$30,249		$34,059	$27,037		$32,695		$59,166	$50,865

Ratio of net expenses to average net assets	1.20	%(f)	1.20%	1.21%		1.21%		1.21%	1.22%

Ratio of total expenses to average net assets	1.40	%(f)	1.43%	1.45%		1.40%		1.33%	1.30%

Ratio of net investment loss to average net assets	(0.50	)%(f)	(0.49)%	(0.36	)%(c)	(0.37	)%(d)	(0.64)%	(0.51)%

Portfolio turnover rate(g)	74%		166%	153%		155%		170%	144%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Insights Fund

	Class C Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023		2022		2021	2020

Per Share Data*

Net asset value, beginning of period	$25.91		$18.46	$19.39		$306.54		$227.34	$235.44

Net investment loss(a)	(0.01)		(0.29)	(0.22	)(b)	(0.24	)(c)	(4.05)	(2.79)

Net realized and unrealized gain (loss)	(2.22)		7.74	(0.71)		(24.29)		96.30	(0.90)

Total from investment operations	(2.23)		7.45	(0.93)		(24.53)		92.25	(3.69)

Distributions to shareholders from net investment income	–		–	–		–		(0.36)	– (d)

Distributions to shareholders from net realized gains	–		–	–		(262.62)		(12.69)	(4.41)

Total distributions	–		–	–		(262.62)		(13.05)	(4.41)

Net asset value, end of period	$23.68		$25.91	$18.46		$19.39		$306.54	$227.34

Total Return(e)	(8.61)%		40.36%	(4.80)%		(26.49)%		41.47%	(1.70)%

Net assets, end of period (in 000’s)	$2,266		$3,046	$2,829		$4,687		$7,866	$6,439

Ratio of net expenses to average net assets	1.95	%(f)	1.95%	1.96%		1.96%		1.96%	1.97%

Ratio of total expenses to average net assets	2.15	%(f)	2.18%	2.21%		2.14%		2.08%	2.05%

Ratio of net investment loss to average net assets	(1.25	)%(f)	(1.23)%	(1.08	)%(b)	(1.10	)%(c)	(1.39)%	(1.26)%

Portfolio turnover rate(g)	74%		166%	153%		155%		170%	144%

*	On June 10, 2022, the Fund’s Class C Shares affected a 9-for-1 reverse share split. All per share data prior to June 10, 2022 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Insights Fund

	Institutional Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of period	$26.55		$18.70	$19.51		$57.27		$41.22	$41.92

Net investment income (loss)(a)	(0.01)		(0.03)	–	(b)(c)	0.01	(d)	(0.13)	(0.05)

Net realized and unrealized gain (loss)	(2.11)		7.88	(0.74)		(8.59)		17.63	(0.16)

Total from investment operations	(2.12)		7.85	(0.74)		(8.58)		17.50	(0.21)

Distributions to shareholders from net investment income	(0.22)		–	(0.06)		–		(0.04)	– (c)

Distributions to shareholders from net realized gains	–		–	–		(29.18)		(1.41)	(0.49)

Distributions to shareholders from return of capital	–		–	(0.01)		–		–	–

Total distributions	(0.22)		–	(0.07)		(29.18)		(1.45)	(0.49)

Net asset value, end of period	$24.21		$26.55	$18.70		$19.51		$57.27	$41.22

Total Return(e)	(8.12)%		41.98%	(3.78)%		(25.48)%		43.04%	(0.57)%

Net assets, end of period (in 000’s)	$31,656		$34,739	$27,490		$43,621		$163,028	$200,116

Ratio of net expenses to average net assets	0.84	%(f)	0.84%	0.85%		0.84%		0.84%	0.84%

Ratio of total expenses to average net assets	1.04	%(f)	1.07%	1.09%		1.01%		0.96%	0.92%

Ratio of net investment income (loss) to average net assets	(0.14	)%(f)	(0.13)%	0.02	%(b)	0.04	%(d)	(0.25)%	(0.13)%

Portfolio turnover rate(g)	74%		166%	153%		155%		170%	144%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Insights Fund

	Investor Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of period	$18.05		$12.73	$13.29		$48.95		$35.44	$36.16

Net investment loss(a)	(0.01)		(0.04)	(0.01	)(b)	(0.02	)(c)	(0.15)	(0.09)

Net realized and unrealized gain (loss)	(1.44)		5.36	(0.50)		(6.46)		15.11	(0.14)

Total from investment operations	(1.45)		5.32	(0.51)		(6.48)		14.96	(0.23)

Distributions to shareholders from net investment income	(0.20)		–	(0.05)		–		(0.04)	– (d)

Distributions to shareholders from net realized gains	–		–	–		(29.18)		(1.41)	(0.49)

Total distributions	(0.20)		–	(0.05)		(29.18)		(1.45)	(0.49)

Net asset value, end of period	$16.40		$18.05	$12.73		$13.29		$48.95	$35.44

Total Return(e)	(8.19)%		41.79%	(3.85)%		(25.59)%		42.89%	(0.72)%

Net assets, end of period (in 000’s)	$17,156		$17,179	$15,956		$20,880		$66,827	$442,743

Ratio of net expenses to average net assets	0.95	%(f)	0.95%	0.96%		0.96%		0.96%	0.97%

Ratio of total expenses to average net assets	1.15	%(f)	1.18%	1.21%		1.14%		1.06%	1.05%

Ratio of net investment loss to average net assets	(0.25	)%(f)	(0.23)%	(0.11	)%(b)	(0.10	)%(c)	(0.32)%	(0.26)%

Portfolio turnover rate(g)	74%		166%	153%		155%		170%	144%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Insights Fund

	Class R6 Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of period	$26.61		$18.74	$19.54		$57.31		$41.24	$41.95

Net investment income (loss)(a)	(0.02)		(0.03)	0.01	(b)	0.02	(c)	(0.10)	(0.05)

Net realized and unrealized gain (loss)	(2.11)		7.90	(0.74)		(8.61)		17.62	(0.17)

Total from investment operations	(2.13)		7.87	(0.73)		(8.59)		17.52	(0.22)

Distributions to shareholders from net investment income	(0.22)		–	(0.06)		–		(0.04)	– (d)

Distributions to shareholders from net realized gains	–		–	–		(29.18)		(1.41)	(0.49)

Distributions to shareholders from return of capital	–		–	(0.01)		–		–	–

Total distributions	(0.22)		–	(0.07)		(29.18)		(1.45)	(0.49)

Net asset value, end of period	$24.26		$26.61	$18.74		$19.54		$57.31	$41.24

Total Return(e)	(8.13)%		42.00%	(3.78)%		(25.45)%		43.07%	(0.57)%

Net assets, end of period (in 000’s)	$8,360		$8,905	$7,222		$17,370		$96,907	$263,023

Ratio of net expenses to average net assets	0.83	%(f)	0.83%	0.84%		0.83%		0.83%	0.83%

Ratio of total expenses to average net assets	1.03	%(f)	1.06%	1.10%		0.99%		0.93%	0.91%

Ratio of net investment income (loss) to average net assets	(0.13	)%(f)	(0.12)%	0.07	%(b)	0.07	%(c)	(0.19)%	(0.12)%

Portfolio turnover rate(g)	74%		166%	153%		155%		170%	144%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Insights Fund

	Class R Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of period	$13.71		$9.71	$10.16		$44.83		$32.71	$33.58

Net investment loss(a)	(0.05)		(0.09)	(0.06	)(b)	(0.08	)(c)	(0.36)	(0.25)

Net realized and unrealized gain (loss)	(1.09)		4.09	(0.39)		(5.41)		13.93	(0.13)

Total from investment operations	(1.14)		4.00	(0.45)		(5.49)		13.57	(0.38)

Distributions to shareholders from net investment income	(0.14)		–	–		–		(0.04)	– (d)

Distributions to shareholders from net realized gains	–		–	–		(29.18)		(1.41)	(0.49)

Total distributions	(0.14)		–	–		(29.18)		(1.45)	(0.49)

Net asset value, end of period	$12.43		$13.71	$9.71		$10.16		$44.83	$32.71

Total Return(e)	(8.46)%		41.19%	(4.43)%		(25.92)%		42.20%	(1.23)%

Net assets, end of period (in 000’s)	$7,048		$3,846	$3,130		$3,863		$6,605	$8,168

Ratio of net expenses to average net assets	1.45	%(f)	1.45%	1.46%		1.46%		1.46%	1.47%

Ratio of total expenses to average net assets	1.64	%(f)	1.68%	1.70%		1.65%		1.57%	1.55%

Ratio of net investment loss to average net assets	(0.73	)%(f)	(0.74)%	(0.61	)%(b)	(0.64	)%(c)	(0.86)%	(0.77)%

Portfolio turnover rate(g)	74%		166%	153%		155%		170%	144%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Insights Fund

	Class P Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of period	$26.59		$18.73	$19.54		$57.31		$41.24	$41.94

Net investment loss(a)	–	(b)	(0.04)	–	(b)(c)	–	(b)(d)	(0.13)	(0.05)

Net realized and unrealized gain (loss)	(2.12)		7.90	(0.73)		(8.59)		17.65	(0.16)

Total from investment operations	(2.12)		7.86	(0.73)		(8.59)		17.52	(0.21)

Distributions to shareholders from net investment income	(0.22)		–	(0.07)		–		(0.04)	– (b)

Distributions to shareholders from net realized gains	–		–	–		(29.18)		(1.41)	(0.49)

Distributions to shareholders from return of capital	–		–	(0.01)		–		–	–

Total distributions	(0.22)		–	(0.08)		(29.18)		(1.45)	(0.49)

Net asset value, end of period	$24.25		$26.59	$18.73		$19.54		$57.31	$41.24

Total Return(e)	(8.10)%		41.96%	(3.74)%		(25.49)%		43.07%	(0.57)%

Net assets, end of period (in 000’s)	$22,672		$25,626	$4,739		$5,274		$10,801	$10,241

Ratio of net expenses to average net assets	0.83	%(f)	0.83%	0.84%		0.83%		0.83%	0.83%

Ratio of total expenses to average net assets	1.03	%(f)	1.06%	1.08%		1.01%		0.95%	0.91%

Ratio of net investment income (loss) to average net assets	(0.13	)%(f)	(0.17)%	0.02	%(c)	–	%(d)	(0.25)%	(0.12)%

Portfolio turnover rate(g)	74%		166%	153%		155%		170%	144%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Insights Fund

	Class A Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of period	$41.08		$30.81	$34.42	$53.90		$32.93	$39.69

Net investment income(a)	0.17		0.30	0.41	0.27	(b)	0.24	0.19

Net realized and unrealized gain (loss)	(3.85)		10.63	(2.86)	(4.48)		21.00	(6.70)

Total from investment operations	(3.68)		10.93	(2.45)	(4.21)		21.24	(6.51)

Distributions to shareholders from net investment income	(0.34)		(0.66)	(0.50)	(0.31)		(0.27)	(0.25)

Distributions to shareholders from net realized gains	(8.29)		–	(0.66)	(14.96)		–	–

Total distributions	(8.63)		(0.66)	(1.16)	(15.27)		(0.27)	(0.25)

Net asset value, end of period	$28.77		$41.08	$30.81	$34.42		$53.90	$32.93

Total Return(c)	(12.60)%		35.77%	(7.32)%	(9.67)%		64.75%	(16.49)%

Net assets, end of period (in 000’s)	$95,156		$116,692	$101,472	$119,953		$154,971	$98,493

Ratio of net expenses to average net assets	1.20	%(d)	1.20%	1.21%	1.21%		1.21%	1.22%

Ratio of total expenses to average net assets	1.26	%(d)	1.25%	1.27%	1.26%		1.26%	1.31%

Ratio of net investment income to average net assets	1.02	%(d)	0.78%	1.25%	0.73	%(b)	0.49%	0.56%

Portfolio turnover rate(e)	61%		152%	136%	173%		187%	153%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Insights Fund

	Class C Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of period	$21.29		$16.26	$18.74	$36.61		$22.48	$27.24

Net investment income (loss)(a)	0.02		0.01	0.09	–	(b)(c)	(0.08)	(0.04)

Net realized and unrealized gain (loss)	(1.25)		5.57	(1.53)	(2.69)		14.32	(4.61)

Total from investment operations	(1.23)		5.58	(1.44)	(2.69)		14.24	(4.65)

Distributions to shareholders from net investment income	(0.31)		(0.55)	(0.38)	(0.22)		(0.11)	(0.11)

Distributions to shareholders from net realized gains	(8.29)		–	(0.66)	(14.96)		–	–

Total distributions	(8.60)		(0.55)	(1.04)	(15.18)		(0.11)	(0.11)

Net asset value, end of period	$11.46		$21.29	$16.26	$18.74		$36.61	$22.48

Total Return(d)	(12.90)%		34.78%	(8.01)%	(10.33)%		63.49%	(17.11)%

Net assets, end of period (in 000’s)	$2,140		$2,943	$2,648	$4,536		$7,118	$5,313

Ratio of net expenses to average net assets	1.95	%(e)	1.95%	1.96%	1.96%		1.96%	1.97%

Ratio of total expenses to average net assets	2.01	%(e)	2.00%	2.02%	2.01%		2.01%	2.06%

Ratio of net investment income (loss) to average net assets	0.28	%(e)	0.04%	0.52%	(0.02	)%(b)	(0.25)%	(0.19)%

Portfolio turnover rate(f)	61%		152%	136%	173%		187%	153%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Insights Fund

	Institutional Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of period	$63.50		$47.25	$52.11	$73.39		$44.70	$53.74

Net investment income(a)	0.38		0.67	0.82	0.60	(b)	0.56	0.43

Net realized and unrealized gain (loss)	(6.80)		16.36	(4.39)	(6.48)		28.53	(9.07)

Total from investment operations	(6.42)		17.03	(3.57)	(5.88)		29.09	(8.64)

Distributions to shareholders from net investment income	(0.45)		(0.78)	(0.63)	(0.44)		(0.40)	(0.40)

Distributions to shareholders from net realized gains	(8.29)		–	(0.66)	(14.96)		–	–

Total distributions	(8.74)		(0.78)	(1.29)	(15.40)		(0.40)	(0.40)

Net asset value, end of period	$48.34		$63.50	$47.25	$52.11		$73.39	$44.70

Total Return(c)	(12.42)%		36.25%	(6.98)%	(9.32)%		65.37%	(16.19)%

Net assets, end of period (in 000’s)	$240,119		$344,137	$269,189	$347,239		$379,380	$190,491

Ratio of net expenses to average net assets	0.84	%(d)	0.84%	0.85%	0.84%		0.84%	0.84%

Ratio of total expenses to average net assets	0.90	%(d)	0.89%	0.90%	0.89%		0.89%	0.93%

Ratio of net investment income to average net assets	1.38	%(d)	1.14%	1.62%	1.09	%(b)	0.86%	0.93%

Portfolio turnover rate(e)	61%		152%	136%	173%		187%	153%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Insights Fund

	Investor Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of period	$40.90		$30.62	$34.20	$53.64		$32.77	$39.53

Net investment income(a)	0.22		0.40	0.51	0.37	(b)	0.36	0.25

Net realized and unrealized gain (loss)	(3.82)		10.57	(2.87)	(4.46)		20.88	(6.64)

Total from investment operations	(3.60)		10.97	(2.36)	(4.09)		21.24	(6.39)

Distributions to shareholders from net investment income	(0.43)		(0.69)	(0.56)	(0.39)		(0.37)	(0.37)

Distributions to shareholders from net realized gains	(8.29)		–	(0.66)	(14.96)		–	–

Total distributions	(8.72)		(0.69)	(1.22)	(15.35)		(0.37)	(0.37)

Net asset value, end of period	$28.58		$40.90	$30.62	$34.20		$53.64	$32.77

Total Return(c)	(12.47)%		36.13%	(7.07)%	(9.44)%		65.17%	(16.32)%

Net assets, end of period (in 000’s)	$80,551		$98,436	$157,291	$336,969		$363,808	$273,560

Ratio of net expenses to average net assets	0.95	%(d)	0.95%	0.96%	0.96%		0.96%	0.97%

Ratio of total expenses to average net assets	1.01	%(d)	1.00%	1.02%	1.01%		1.01%	1.06%

Ratio of net investment income to average net assets	1.28	%(d)	1.09%	1.54%	0.99	%(b)	0.75%	0.77%

Portfolio turnover rate(e)	61%		152%	136%	173%		187%	153%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Insights Fund

	Class R6 Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of period	$63.48		$47.24	$52.10	$73.38		$44.70	$53.73

Net investment income(a)	0.39		0.67	0.82	0.62	(b)	0.57	0.43

Net realized and unrealized gain (loss)	(6.79)		16.35	(4.39)	(6.49)		28.51	(9.06)

Total from investment operations	(6.40)		17.02	(3.57)	(5.87)		29.08	(8.63)

Distributions to shareholders from net investment income	(0.46)		(0.78)	(0.63)	(0.45)		(0.40)	(0.40)

Distributions to shareholders from net realized gains	(8.29)		–	(0.66)	(14.96)		–	–

Total distributions	(8.75)		(0.78)	(1.29)	(15.41)		(0.40)	(0.40)

Net asset value, end of period	$48.33		$63.48	$47.24	$52.10		$73.38	$44.70

Total Return(c)	(12.43)%		36.27%	(6.97)%	(9.31)%		65.36%	(16.17)%

Net assets, end of period (in 000’s)	$267,057		$329,750	$243,638	$273,667		$306,101	$158,330

Ratio of net expenses to average net assets	0.83	%(d)	0.83%	0.84%	0.83%		0.83%	0.83%

Ratio of total expenses to average net assets	0.89	%(d)	0.88%	0.89%	0.88%		0.88%	0.93%

Ratio of net investment income to average net assets	1.39	%(d)	1.15%	1.62%	1.11	%(b)	0.86%	0.94%

Portfolio turnover rate(e)	61%		152%	136%	173%		187%	153%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Insights Fund

	Class R Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of period	$39.54		$29.68	$33.20	$52.56		$32.21	$38.96

Net investment income(a)	0.12		0.19	0.32	0.17	(b)	0.11	0.10

Net realized and unrealized gain (loss)	(3.66)		10.26	(2.77)	(4.33)		20.52	(6.56)

Total from investment operations	(3.54)		10.45	(2.45)	(4.16)		20.63	(6.46)

Distributions to shareholders from net investment income	(0.27)		(0.59)	(0.41)	(0.24)		(0.28)	(0.29)

Distributions to shareholders from net realized gains	(8.29)		–	(0.66)	(14.96)		–	–

Total distributions	(8.56)		(0.59)	(1.07)	(15.20)		(0.28)	(0.29)

Net asset value, end of period	$27.44		$39.54	$29.68	$33.20		$52.56	$32.21

Total Return(c)	(12.71)%		35.46%	(7.56)%	(9.88)%		64.31%	(16.70)%

Net assets, end of period (in 000’s)	$17,174		$20,754	$16,443	$18,476		$22,584	$14,038

Ratio of net expenses to average net assets	1.45	%(d)	1.45%	1.46%	1.46%		1.46%	1.47%

Ratio of total expenses to average net assets	1.51	%(d)	1.50%	1.52%	1.51%		1.51%	1.56%

Ratio of net investment income to average net assets	0.77	%(d)	0.53%	0.99%	0.47	%(b)	0.24%	0.30%

Portfolio turnover rate(e)	61%		152%	136%	173%		187%	153%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Insights Fund

	Class P Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of period	$63.47		$47.23	$52.09	$73.38		$44.69	$53.72

Net investment income(a)	0.39		0.66	0.82	0.61	(b)	0.57	0.44

Net realized and unrealized gain (loss)	(6.79)		16.37	(4.38)	(6.49)		28.52	(9.07)

Total from investment operations	(6.40)		17.03	(3.56)	(5.88)		29.09	(8.63)

Distributions to shareholders from net investment income	(0.46)		(0.79)	(0.64)	(0.45)		(0.40)	(0.40)

Distributions to shareholders from net realized gains	(8.29)		–	(0.66)	(14.96)		–	–

Total distributions	(8.75)		(0.79)	(1.30)	(15.41)		(0.40)	(0.40)

Net asset value, end of period	$48.32		$63.47	$47.23	$52.09		$73.38	$44.69

Total Return(c)	(12.42)%		36.29%	(6.97)%	(9.32)%		65.36%	(16.18)%

Net assets, end of period (in 000’s)	$29,919		$55,616	$34,930	$42,933		$45,484	$28,504

Ratio of net expenses to average net assets	0.83	%(d)	0.83%	0.84%	0.83%		0.83%	0.83%

Ratio of total expenses to average net assets	0.89	%(d)	0.88%	0.89%	0.88%		0.88%	0.92%

Ratio of net investment income to average net assets	1.37	%(d)	1.14%	1.62%	1.10	%(b)	0.88%	0.94%

Portfolio turnover rate(e)	61%		152%	136%	173%		187%	153%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity Insights Fund

	Class A Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of period	$69.20		$51.10	$48.39	$72.68		$53.72	$49.48

Net investment income(a)	0.14		0.14	0.20	0.33	(b)	0.20	0.28

Net realized and unrealized gain (loss)	(1.59)		19.39	2.85	(8.80)		21.27	4.67

Total from investment operations	(1.45)		19.53	3.05	(8.47)		21.47	4.95

Distributions to shareholders from net investment income	(0.12)		(0.22)	(0.34)	(0.25)		(0.28)	(0.71)

Distributions to shareholders from net realized gains	(9.81)		(1.21)	–	(15.57)		(2.23)	–

Total distributions	(9.93)		(1.43)	(0.34)	(15.82)		(2.51)	(0.71)

Net asset value, end of period	$57.82		$69.20	$51.10	$48.39		$72.68	$53.72

Total Return(c)	(3.55)%		38.87%	6.37%	(14.87)%		41.26%	10.04%

Net assets, end of period (in 000’s)	$317,813		$347,175	$276,758	$288,769		$380,721	$294,540

Ratio of net expenses to average net assets	0.92	%(d)	0.92%	0.93%	0.93%		0.93%	0.94%

Ratio of total expenses to average net assets	0.96	%(d)	0.96%	0.97%	0.97%		0.97%	1.00%

Ratio of net investment income to average net assets	0.45	%(d)	0.22%	0.40%	0.62	%(b)	0.31%	0.55%

Portfolio turnover rate(e)	99%		206%	203%	205%		214%	213%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity Insights Fund

	Class C Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of period	$58.03		$43.18	$40.94	$64.06		$47.71	$44.04

Net investment loss(a)	(0.08)		(0.27)	(0.14)	(0.06	)(b)	(0.25)	(0.09)

Net realized and unrealized gain (loss)	(1.17)		16.33	2.41	(7.49)		18.83	4.16

Total from investment operations	(1.25)		16.06	2.27	(7.55)		18.58	4.07

Distributions to shareholders from net investment income	–		–	(0.03)	–		–	(0.40)

Distributions to shareholders from net realized gains	(9.81)		(1.21)	–	(15.57)		(2.23)	–

Total distributions	(9.81)		(1.21)	(0.03)	(15.57)		(2.23)	(0.40)

Net asset value, end of period	$46.97		$58.03	$43.18	$40.94		$64.06	$47.71

Total Return(c)	(3.91)%		37.84%	5.56%	(15.50)%		40.22%	9.25%

Net assets, end of period (in 000’s)	$11,870		$14,261	$12,429	$14,311		$19,252	$16,275

Ratio of net expenses to average net assets	1.67	%(d)	1.67%	1.68%	1.68%		1.68%	1.69%

Ratio of total expenses to average net assets	1.71	%(d)	1.71%	1.72%	1.72%		1.72%	1.75%

Ratio of net investment loss to average net assets	(0.31	)%(d)	(0.52)%	(0.34)%	(0.13	)%(b)	(0.44)%	(0.20)%

Portfolio turnover rate(e)	99%		206%	203%	205%		214%	213%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity Insights Fund

	Institutional Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of period	$72.61		$53.54	$50.70	$75.37		$55.60	$51.16

Net investment income(a)	0.27		0.38	0.41	0.55	(b)	0.45	0.50

Net realized and unrealized gain (loss)	(1.71)		20.31	2.97	(9.20)		22.02	4.82

Total from investment operations	(1.44)		20.69	3.38	(8.65)		22.47	5.32

Distributions to shareholders from net investment income	(0.33)		(0.41)	(0.54)	(0.45)		(0.47)	(0.88)

Distributions to shareholders from net realized gains	(9.81)		(1.21)	–	(15.57)		(2.23)	–

Total distributions	(10.14)		(1.62)	(0.54)	(16.02)		(2.70)	(0.88)

Net asset value, end of period	$61.03		$72.61	$53.54	$50.70		$75.37	$55.60

Total Return(c)	(3.38)%		39.37%	6.75%	(14.55)%		41.79%	10.47%

Net assets, end of period (in 000’s)	$286,651		$301,418	$243,864	$253,657		$325,457	$255,177

Ratio of net expenses to average net assets	0.56	%(d)	0.56%	0.57%	0.56%		0.56%	0.56%

Ratio of total expenses to average net assets	0.60	%(d)	0.60%	0.61%	0.60%		0.60%	0.62%

Ratio of net investment income to average net assets	0.81	%(d)	0.58%	0.77%	0.99	%(b)	0.68%	0.94%

Portfolio turnover rate(e)	99%		206%	203%	205%		214%	213%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity Insights Fund

	Service Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of period	$68.60		$50.69	$48.01	$72.21		$53.38	$49.19

Net investment income(a)	0.09		0.09	0.13	0.26	(b)	0.11	0.22

Net realized and unrealized gain (loss)	(1.57)		19.19	2.82	(8.74)		21.14	4.64

Total from investment operations	(1.48)		19.28	2.95	(8.48)		21.25	4.86

Distributions to shareholders from net investment income	–		(0.16)	(0.27)	(0.15)		(0.19)	(0.67)

Distributions to shareholders from net realized gains	(9.81)		(1.21)	–	(15.57)		(2.23)	–

Total distributions	(9.81)		(1.37)	(0.27)	(15.72)		(2.42)	(0.67)

Net asset value, end of period	$57.31		$68.60	$50.69	$48.01		$72.21	$53.38

Total Return(c)	(3.60)%		38.68%	6.20%	(14.98)%		41.08%	9.93%

Net assets, end of period (in 000’s)	$2,362		$2,888	$5,082	$4,781		$6,302	$5,761

Ratio of net expenses to average net assets	1.06	%(d)	1.06%	1.07%	1.06%		1.06%	1.06%

Ratio of total expenses to average net assets	1.10	%(d)	1.10%	1.11%	1.10%		1.10%	1.12%

Ratio of net investment income to average net assets	0.30	%(d)	0.15%	0.26%	0.49	%(b)	0.17%	0.44%

Portfolio turnover rate(e)	99%		206%	203%	205%		214%	213%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity Insights Fund

	Investor Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of period	$67.97		$50.18	$47.56	$71.70		$53.02	$48.84

Net investment income(a)	0.21		0.29	0.35	0.46	(b)	0.36	0.42

Net realized and unrealized gain (loss)	(1.53)		19.02	2.76	(8.63)		20.96	4.59

Total from investment operations	(1.32)		19.31	3.11	(8.17)		21.32	5.01

Distributions to shareholders from net investment income	(0.26)		(0.31)	(0.49)	(0.40)		(0.41)	(0.83)

Distributions to shareholders from net realized gains	(9.81)		(1.21)	–	(15.57)		(2.23)	–

Total distributions	(10.07)		(1.52)	(0.49)	(15.97)		(2.64)	(0.83)

Net asset value, end of period	$56.58		$67.97	$50.18	$47.56		$71.70	$53.02

Total Return(c)	(3.41)%		39.20%	6.62%	(14.65)%		41.61%	10.33%

Net assets, end of period (in 000’s)	$50,190		$51,656	$45,491	$87,159		$127,076	$88,924

Ratio of net expenses to average net assets	0.67	%(d)	0.67%	0.68%	0.68%		0.68%	0.69%

Ratio of total expenses to average net assets	0.71	%(d)	0.71%	0.72%	0.72%		0.72%	0.75%

Ratio of net investment income to average net assets	0.70	%(d)	0.48%	0.71%	0.87	%(b)	0.56%	0.84%

Portfolio turnover rate(e)	99%		206%	203%	205%		214%	213%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity Insights Fund

	Class R6 Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of period	$72.52		$53.47	$50.64	$75.30		$55.56	$51.13

Net investment income(a)	0.27		0.38	0.40	0.52	(b)	0.46	0.50

Net realized and unrealized gain (loss)	(1.70)		20.30	2.97	(9.15)		21.99	4.83

Total from investment operations	(1.43)		20.68	3.37	(8.63)		22.45	5.33

Distributions to shareholders from net investment income	(0.34)		(0.42)	(0.54)	(0.46)		(0.48)	(0.90)

Distributions to shareholders from net realized gains	(9.81)		(1.21)	–	(15.57)		(2.23)	–

Total distributions	(10.15)		(1.63)	(0.54)	(16.03)		(2.71)	(0.90)

Net asset value, end of period	$60.94		$72.52	$53.47	$50.64		$75.30	$55.56

Total Return(c)	(3.37)%		39.40%	6.75%	(14.54)%		41.78%	10.49%

Net assets, end of period (in 000’s)	$30,370		$30,122	$20,915	$17,987		$14,142	$8,871

Ratio of net expenses to average net assets	0.55	%(d)	0.55%	0.56%	0.55%		0.55%	0.55%

Ratio of total expenses to average net assets	0.59	%(d)	0.59%	0.60%	0.59%		0.60%	0.61%

Ratio of net investment income to average net assets	0.82	%(d)	0.59%	0.75%	0.95	%(b)	0.69%	0.95%

Portfolio turnover rate(e)	99%		206%	203%	205%		214%	213%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity Insights Fund

	Class R Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of period	$67.60		$49.94	$47.07	$71.12		$52.63	$48.47

Net investment income (loss)(a)	0.06		(0.02)	0.09	0.19	(b)	0.07	0.16

Net realized and unrealized gain (loss)	(1.53)		18.96	2.78	(8.58)		20.80	4.57

Total from investment operations	(1.47)		18.94	2.87	(8.39)		20.87	4.73

Distributions to shareholders from net investment income	–		(0.07)	–	(0.09)		(0.15)	(0.57)

Distributions to shareholders from net realized gains	(9.81)		(1.21)	–	(15.57)		(2.23)	–

Total distributions	(9.81)		(1.28)	–	(15.66)		(2.38)	(0.57)

Net asset value, end of period	$56.32		$67.60	$49.94	$47.07		$71.12	$52.63

Total Return(c)	(3.66)%		38.52%	6.10%	(15.08)%		40.91%	9.79%

Net assets, end of period (in 000’s)	$7,468		$8,733	$6,890	$17,488		$22,030	$41,005

Ratio of net expenses to average net assets	1.17	%(d)	1.17%	1.18%	1.18%		1.18%	1.19%

Ratio of total expenses to average net assets	1.21	%(d)	1.21%	1.22%	1.22%		1.22%	1.25%

Ratio of net investment income (loss) to average net assets	0.19	%(d)	(0.03)%	0.18%	0.37	%(b)	0.11%	0.31%

Portfolio turnover rate(e)	99%		206%	203%	205%		214%	213%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity Insights Fund

	Class P Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of period	$72.53		$53.48	$50.65	$75.31		$55.56	$51.14

Net investment income(a)	0.27		0.38	0.41	0.55	(b)	0.46	0.50

Net realized and unrealized gain (loss)	(1.70)		20.30	2.96	(9.18)		22.00	4.83

Total from investment operations	(1.43)		20.68	3.37	(8.63)		22.46	5.33

Distributions to shareholders from net investment income	(0.34)		(0.42)	(0.54)	(0.46)		(0.48)	(0.91)

Distributions to shareholders from net realized gains	(9.81)		(1.21)	–	(15.57)		(2.23)	–

Total distributions	(10.15)		(1.63)	(0.54)	(16.03)		(2.71)	(0.91)

Net asset value, end of period	$60.95		$72.53	$53.48	$50.65		$75.31	$55.56

Total Return(c)	(3.36)%		39.40%	6.75%	(14.54)%		41.80%	10.49%

Net assets, end of period (in 000’s)	$300,283		$326,820	$246,177	$289,752		$327,501	$245,632

Ratio of net expenses to average net assets	0.55	%(d)	0.55%	0.56%	0.55%		0.55%	0.55%

Ratio of total expenses to average net assets	0.59	%(d)	0.59%	0.60%	0.59%		0.59%	0.61%

Ratio of net investment income to average net assets	0.81	%(d)	0.59%	0.78%	1.00	%(b)	0.68%	0.94%

Portfolio turnover rate(e)	99%		206%	203%	205%		214%	213%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements April 30, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Large Cap Growth Insights Fund	A, C, Institutional, Service, Investor, R6, R and P	Non-Diversified

Goldman Sachs Large Cap Value Insights Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Small Cap Equity Insights Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Small Cap Growth Insights Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Small Cap Value Insights Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs U.S. Equity Insights Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

87

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Large Cap Growth Insights Fund	Annually	Annually

Large Cap Value Insights Fund	Quarterly	Annually

Small Cap Equity Insights Fund	Annually	Annually

Small Cap Growth Insights Fund	Annually	Annually

Small Cap Value Insights Fund	Annually	Annually

U.S. Equity Insights Fund	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves,

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Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2025:

Large Cap Growth Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$8,102,807	$—	$—

North America	1,323,063,489	—	—

South America	882,280	—	—

Investment Company	4,053	—	—

Total	$1,332,052,629	$—	$—

Derivative Type

Assets

Futures Contracts(b)	$34,149	$—	$—

Large Cap Value Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$7,201,241	$—	$—

North America	498,500,409	—	—

South America	3,449,747	—	—

Investment Company	1,194	—	—

Total	$509,152,591	$—	$—

Derivative Type

Assets

Futures Contracts(b)	$28,948	$—	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Small Cap Equity Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$1,045,878	$—	$—

Asia	4,783,621	—	—

Europe	4,345,548	—	—

North America	376,709,623	—	—

South America	921,998	—	—

Investment Company	256,897	—	—

Securities Lending Reinvestment Vehicle	4,003,738	—	—

Total	$392,067,303	$—	$—

Derivative Type

Assets

Futures Contracts(b)	$469,188	$—	$—

Small Cap Growth Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$79,390	$—	$—

Asia	1,882,087	—	—

Europe	239,599	—	—

North America	116,072,361	—	—

South America	286,106	—	—

Investment Company	182	—	—

Securities Lending Reinvestment Vehicle	1,465,164	—	—

Total	$120,024,889	$—	$—

Derivative Type

Assets

Futures Contracts(b)	$902	$—	$—

Small Cap Value Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$6,807,816	$—	$—

Asia	179,688	—	—

Europe	13,890,310	—	—

North America	707,722,350	—	—

South America	550,306	—	—

Investment Company	185	—	—

Securities Lending Reinvestment Vehicle	7,187,407	—	—

Total	$736,338,062	$—	$—

Derivative Type

Assets

Futures Contracts(b)	$12,716	$—	$—

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Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

U.S. Equity Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$7,758,603	$—	$—

North America	985,185,052	—	—

South America	3,054,878	—	—

Investment Company	91	—	—

Total	$995,998,624	$—	$—

Derivative Type

Assets

Futures Contracts(b)	$660,930	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Large Cap Growth Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$34,149	Variation margin on futures contracts	$—

Large Cap Value Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$28,948	Variation margin on futures contracts	$—

Small Cap Equity Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$469,188	Variation margin on futures contracts	$—

Small Cap Growth Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$902	Variation margin on futures contracts	$—

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4. INVESTMENTS IN DERIVATIVES (continued)

Small Cap Value Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$12,716	Variation margin on futures contracts	$—

U.S. Equity Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$660,930	Variation margin on futures contracts	$—

[1]

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of April 30, 2025 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Large Cap Growth Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(3,194,948)	$(32,706)

Large Cap Value Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(1,221,565)	28,948

Small Cap Equity Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(18,729)	611,907

Small Cap Growth Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(344,314)	38,064

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Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Small Cap Value Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(1,811,751)	$45,549

U.S. Equity Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(50,150)	660,930

For the six months ended April 30, 2025, the relevant values for each derivative type were as follows:

Fund	Average Number of Contracts(a)

Large Cap Growth Insights Fund	64

Large Cap Value Insights Fund	32

Small Cap Equity Insights Fund	42

Small Cap Growth Insights Fund	20

Small Cap Value Insights Fund	90

U.S. Equity Insights Fund	25

(a)

Amounts disclosed represent average number of contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended April 30, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended April 30, 2025, contractual and effective net management fees with GSAM were at the following rates:

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Contractual Management Rate						Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate

Large Cap Growth Insights Fund	0.52%	0.47%	0.44%	0.44%	0.43%	0.50%	0.50%

Large Cap Value Insights Fund	0.52	0.47	0.44	0.44	0.43	0.52	0.52

Small Cap Equity Insights Fund	0.80	0.80	0.72	0.68	0.67	0.80	0.80

Small Cap Growth Insights Fund	0.80	0.80	0.72	0.68	0.67	0.80	0.80

Small Cap Value Insights Fund	0.80	0.80	0.72	0.68	0.67	0.80	0.80

U.S. Equity Insights Fund	0.52	0.47	0.44	0.44	0.43	0.52	0.52

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

The Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Growth Insights, Small Cap Value Insights and U.S. Equity Insights Funds invest in Institutional Shares of the Underlying Money Market Fund, which is an affiliated underlying fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated underlying funds in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Underlying Money Market Fund. For the six months ended April 30, 2025, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Large Cap Growth Insights Fund	$2,128

Large Cap Value Insights Fund	2,359

Small Cap Equity Insights Fund	1,408

Small Cap Growth Insights Fund	477

Small Cap Value Insights Fund	808

U.S. Equity Insights Fund	432

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds as set forth below.

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Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Distribution and/or Service Plan Rates
	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.50%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended April 30, 2025, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C

Large Cap Growth Insights Fund	$11,541	$—

Large Cap Value Insights Fund	401	165

Small Cap Equity Insights Fund	881	168

Small Cap Growth Insights Fund	883	25

Small Cap Value Insights Fund	1,925	—

U.S. Equity Insights Fund	4,107	254

D. Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets are 0.004%. These Other Expense limitations will remain in place through at least February 28, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended April 30, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Large Cap Growth Insights Fund	$2,128	$231,196	$233,324

Large Cap Value Insights Fund	2,359	174,234	176,593

Small Cap Equity Insights Fund	1,408	184,838	186,246

Small Cap Growth Insights Fund	477	130,499	130,976

Small Cap Value Insights Fund	808	234,535	235,343

U.S. Equity Insights Fund	432	200,971	201,403

G. Line of Credit Facility — As of April 30, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

H. Other Transactions with Affiliates — For the six months ended April 30, 2025, Goldman Sachs did not earn brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs.

As of April 30, 2025, the following Goldman Sachs funds were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Dynamic Global Equity	Goldman Sachs Growth and Income Strategy Portfolio	Goldman Sachs Growth Strategy Portfolio	Goldman Sachs En- hanced Divi- dend Global Equity	Goldman Sachs Balanced Strategy Portfolio

Large Cap Growth Insights Fund	–%	6%	8%	–%	–%

Large Cap Value Insights Fund	12	17	23	–	6

Small Cap Equity Insights Fund	–	–	–	5	–

The following table provides information about the Funds’ investments in the Underlying Money Market Fund as of and for the six months ended April 30, 2025:

Large Cap Growth Insights Fund

Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	$–	$85,976,051	$(85,971,998)	$4,053	4,053	$61,042

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Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Large Cap Value Insights Fund

Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	$453,783	$66,813,120	$(67,265,709)	$1,194	1,194	$70,029

Small Cap Equity Insights Fund

Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	3,881,815	49,151,783	(52,776,701)	256,897	256,897	32,357

Small Cap Growth Insights Fund

Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	1,341,626	11,749,370	(13,090,814)	182	182	14,336

Small Cap Value Insights Fund

Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	6,661,301	25,307,783	(31,968,899)	185	185	22,552

U.S. Equity Insights Fund

Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	–	10,314,197	(10,314,106)	91	91	12,235

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended April 30, 2025, were as follows:

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6. PORTFOLIO SECURITIES TRANSACTIONS (continued)

Fund	Purchases	Sales

Large Cap Growth Insights Fund	$1,462,081,830	$1,385,536,576

Large Cap Value Insights Fund	636,241,699	484,068,734

Small Cap Equity Insights Fund	319,088,360	313,258,344

Small Cap Growth Insights Fund	101,937,367	96,467,905

Small Cap Value Insights Fund	544,601,475	644,370,266

U.S. Equity Insights Fund	1,067,529,093	1,106,814,050

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of April 30, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

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Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

7. SECURITIES LENDING (continued)

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the six months ended April 30, 2025 are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the six months ended April 30, 2025

Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of April 30, 2025

Large Cap Value Insights Fund	$1	$—	$—

Small Cap Equity Insights Fund	3,916	476	320,033

Small Cap Growth Insights Fund	1,230	249	277,864

Small Cap Value Insights Fund	16,407	7,870	188,502

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended April 30, 2025.

Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2025

Large Cap Value Insights Fund	$—	$161,000	$(161,000)	$—

Small Cap Equity Insights Fund	2,996,700	30,596,954	(29,589,916)	4,003,738

Small Cap Growth Insights Fund	1,099,725	14,662,435	(14,296,996)	1,465,164

Small Cap Value Insights Fund	6,197,240	51,025,437	(50,035,270)	7,187,407

U.S. Equity Insights Fund	—	155,050	(155,050)	—

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, October 31, 2024, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund	Small Cap Growth Insights Fund	Small Cap Value Insights Fund

Capital loss carryforwards: Perpetual Short-Term	$—	$—	$—	$(3,226,032)	$—

Timing differences (Qualified Late Year Loss Deferral)	(1,440,434)	—	—	(351,686)	—

					U.S. Equity Insights Fund

Timing differences (Other)					$2

As of April 30, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

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8. TAX INFORMATION (continued)

	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund

Tax Cost	$813,322,429	$496,422,078	$402,108,622

Gross unrealized gain	545,658,748	38,330,815	38,671,754

Gross unrealized loss	(26,928,548)	(25,600,302)	(48,713,073)

Net unrealized gain (loss)	$518,730,200	$12,730,513	$(10,041,319)

	Small Cap Growth Insights Fund	Small Cap Value Insights Fund	U.S. Equity Insights Fund

Tax Cost	$119,590,213	$787,323,203	$761,729,111

Gross unrealized gain	15,031,381	58,887,017	267,299,999

Gross unrealized loss	(14,596,705)	(109,872,158)	(33,030,486)

Net unrealized gain (loss)	$434,676	$(50,985,141)	$234,269,513

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts, and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Value investing is an example of an investment style. Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general

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Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

9. OTHER RISKS (continued)

economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments.

Non-Diversification Risk — The Large Cap Growth Insights Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

12. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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13 . SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Large Cap Growth Insights Fund

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	818,919	$25,560,315	757,468	$21,470,410

Reinvestment of distributions	686,351	21,736,739	472,195	11,927,636

Shares redeemed	(736,688)	(22,211,138)	(1,689,801)	(48,701,601)

	768,582	25,085,916	(460,138)	(15,303,555)

Class C Shares

Shares sold	119,880	2,338,733	123,799	2,528,084

Reinvestment of distributions	175,353	3,722,755	125,430	2,255,235

Shares redeemed	(401,087)	(8,281,487)	(378,134)	(7,685,756)

	(105,854)	(2,219,999)	(128,905)	(2,902,437)

Institutional Shares

Shares sold	1,358,780	43,918,243	2,336,562	70,672,170

Reinvestment of distributions	682,031	23,817,875	512,634	14,088,375

Shares redeemed	(1,429,757)	(47,439,957)	(3,521,817)	(109,400,667)

	611,054	20,296,161	(672,621)	(24,640,122)

Service Shares

Shares sold	116,255	3,573,214	155,105	4,306,272

Reinvestment of distributions	37,160	1,121,118	28,650	694,203

Shares redeemed	(218,017)	(6,360,913)	(177,726)	(5,107,647)

	(64,602)	(1,666,581)	6,029	(107,172)

Investor Shares

Shares sold	1,182,295	35,399,007	2,505,919	68,299,019

Reinvestment of distributions	687,391	21,226,642	409,390	10,083,287

Shares redeemed	(1,823,792)	(53,138,304)	(2,454,550)	(68,115,403)

	45,894	3,487,345	460,759	10,266,903

Class R6 Shares

Shares sold	5,417,616	188,044,817	1,853,677	59,000,912

Reinvestment of distributions	1,375,327	47,948,120	888,387	24,388,611

Shares redeemed	(1,628,112)	(52,070,304)	(2,914,031)	(89,546,092)

	5,164,831	183,922,633	(171,967)	(6,156,569)

Class R Shares

Shares sold	151,306	4,225,253	257,865	6,920,001

Reinvestment of distributions	133,437	3,895,031	89,102	2,098,344

Shares redeemed	(196,259)	(5,272,632)	(369,959)	(9,910,914)

	88,484	2,847,652	(22,992)	(892,569)

Class P Shares

Shares sold	74,896	2,454,683	343,300	10,788,382

Reinvestment of distributions	223,957	7,801,002	133,678	3,665,773

Shares redeemed	(146,669)	(4,847,048)	(208,244)	(6,194,187)

	152,184	5,408,637	268,734	8,259,968

NET INCREASE (DECREASE) IN SHARES	6,660,573	$237,161,764	(721,101)	$(31,475,553)

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GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Large Cap Value Insights Fund

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	124,835	$2,974,393	137,867	$3,306,586

Reinvestment of distributions	209,910	5,037,618	72,650	1,661,332

Shares redeemed	(246,899)	(5,816,803)	(408,273)	(9,846,435)

	87,846	2,195,208	(197,756)	(4,878,517)

Class C Shares

Shares sold	25,686	600,582	19,496	453,915

Reinvestment of distributions	33,808	800,713	9,927	220,547

Shares redeemed	(58,335)	(1,380,432)	(75,462)	(1,788,517)

	1,159	20,863	(46,039)	(1,114,055)

Institutional Shares

Shares sold	598,682	13,900,865	258,753	6,213,983

Reinvestment of distributions	161,836	3,874,364	60,329	1,384,953

Shares redeemed	(483,458)	(11,396,872)	(2,224,160)	(48,974,661)

	277,060	6,378,357	(1,905,078)	(41,375,725)

Service Shares

Shares sold	12,909	325,619	18,578	449,144

Reinvestment of distributions	10,953	264,766	3,320	76,301

Shares redeemed	(7,383)	(175,905)	(25,363)	(618,657)

	16,479	414,480	(3,465)	(93,212)

Investor Shares

Shares sold	628,191	14,784,659	341,439	8,039,269

Reinvestment of distributions	265,274	6,328,025	99,951	2,282,440

Shares redeemed	(796,622)	(18,070,545)	(782,674)	(18,746,056)

	96,843	3,042,139	(341,284)	(8,424,347)

Class R6 Shares

Shares sold	6,697,576	167,695,886	258,819	6,516,362

Reinvestment of distributions	977,547	23,390,217	256,370	5,886,409

Shares redeemed	(57,933)	(1,416,988)	(992,336)	(24,123,354)

	7,617,190	189,669,115	(477,147)	(11,720,583)

Class R Shares

Shares sold	12,393	293,106	44,877	1,022,377

Reinvestment of distributions	20,954	497,577	6,139	138,695

Shares redeemed	(30,484)	(687,255)	(23,978)	(565,066)

	2,863	103,428	27,038	596,006

Class P Shares

Shares sold	106,358	2,485,860	150,437	3,692,859

Reinvestment of distributions	198,536	4,750,022	65,864	1,514,351

Shares redeemed	(166,054)	(3,760,749)	(482,805)	(10,963,258)

	138,840	3,475,133	(266,504)	(5,756,048)

NET INCREASE (DECREASE) IN SHARES	8,238,280	$205,298,723	(3,210,235)	$(72,766,481)

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13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Equity Insights Fund

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	249,872	$7,032,620	177,270	$4,690,383

Reinvestment of distributions	29,820	819,128	4,589	111,606

Shares redeemed	(249,539)	(6,963,327)	(237,404)	(6,146,615)

	30,153	888,421	(55,545)	(1,344,626)

Class C Shares

Shares sold	56,515	1,135,968	45,999	917,231

Reinvestment of distributions	6,812	140,160	—	—

Shares redeemed	(63,621)	(1,268,158)	(66,961)	(1,384,356)

	(294)	7,970	(20,962)	(467,125)

Institutional Shares

Shares sold	956,533	27,241,804	815,653	22,320,354

Reinvestment of distributions	117,771	3,461,518	30,406	784,182

Shares redeemed	(592,545)	(16,761,655)	(997,676)	(27,599,249)

	481,759	13,941,667	(151,617)	(4,494,713)

Service Shares

Shares sold	10,915	281,272	4,935	130,639

Reinvestment of distributions	955	25,453	356	8,429

Shares redeemed	(12,304)	(300,419)	(66,276)	(1,600,377)

	(434)	6,306	(60,985)	(1,461,309)

Investor Shares

Shares sold	856,835	23,012,942	524,422	13,647,555

Reinvestment of distributions	50,455	1,376,579	9,934	239,907

Shares redeemed	(645,513)	(15,978,449)	(395,186)	(10,404,377)

	261,777	8,411,072	139,170	3,483,085

Class R6 Shares

Shares sold	423,758	12,456,061	1,112,938	27,854,969

Reinvestment of distributions	77,638	2,281,102	31,465	811,483

Shares redeemed	(261,350)	(7,869,416)	(1,610,795)	(46,406,801)

	240,046	6,867,747	(466,392)	(17,740,349)

Class R Shares

Shares sold	42,592	1,103,377	18,307	456,213

Reinvestment of distributions	4,157	109,573	—	—

Shares redeemed	(6,738)	(177,729)	(30,350)	(788,863)

	40,011	1,035,221	(12,043)	(332,650)

Class P Shares

Shares sold	1,729,293	43,807,886	1,400,326	38,169,911

Reinvestment of distributions	134,860	3,961,205	41,503	1,069,929

Shares redeemed	(919,018)	(28,032,430)	(1,438,544)	(37,731,319)

	945,135	19,736,661	3,285	1,508,521

NET INCREASE (DECREASE) IN SHARES	1,998,153	$50,895,065	(625,089)	$(20,849,166)

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Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Growth Insights Fund

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	120,725	$2,019,842	162,292	$2,355,153

Reinvestment of distributions	19,147	332,971	—	—

Shares redeemed	(186,864)	(3,141,995)	(422,015)	(6,132,210)

	(46,992)	(789,182)	(259,723)	(3,777,057)

Class C Shares

Shares sold	4,511	123,084	12,298	284,714

Shares redeemed	(26,340)	(698,021)	(48,025)	(1,080,838)

	(21,829)	(574,937)	(35,727)	(796,124)

Institutional Shares

Shares sold	231,289	6,406,894	246,889	5,813,130

Reinvestment of distributions	7,939	227,460	—	—

Shares redeemed	(239,924)	(6,260,808)	(408,488)	(9,631,039)

	(696)	373,546	(161,599)	(3,817,909)

Investor Shares

Shares sold	230,097	4,343,627	206,561	3,540,573

Reinvestment of distributions	10,081	195,776	—	—

Shares redeemed	(145,943)	(2,547,708)	(508,550)	(7,970,227)

	94,235	1,991,695	(301,989)	(4,429,654)

Class R6 Shares

Shares sold	55,130	1,480,158	115,091	2,765,152

Reinvestment of distributions	2,440	70,041	—	—

Shares redeemed	(47,623)	(1,287,852)	(165,804)	(3,956,226)

	9,947	262,347	(50,713)	(1,191,074)

Class R Shares

Shares sold	336,173	4,543,057	62,929	780,847

Reinvestment of distributions	2,688	39,647	—	—

Shares redeemed	(52,674)	(721,105)	(104,553)	(1,268,812)

	286,187	3,861,599	(41,624)	(487,965)

Class P Shares

Shares sold	91,919	2,475,720	735,824	15,006,295

Reinvestment of distributions	7,560	216,902	—	—

Shares redeemed	(128,014)	(2,835,660)	(25,210)	(609,708)

	(28,535)	(143,038)	710,614	14,396,587

NET INCREASE (DECREASE) IN SHARES	292,317	$4,982,030	(140,761)	$(103,196)

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13. SUMMARY OF SHARE TRANSACTIONS (continued )

	Small Cap Value Insights Fund

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	464,380	$16,170,530	229,044	$8,804,203

Reinvestment of distributions	371,180	13,065,768	54,601	1,971,082

Shares redeemed	(369,026)	(12,709,609)	(736,839)	(27,687,847)

	466,534	16,526,689	(453,194)	(16,912,562)

Class C Shares

Shares sold	46,140	650,622	9,386	186,708

Reinvestment of distributions	46,400	659,415	4,577	86,185

Shares redeemed	(44,056)	(609,095)	(38,615)	(737,634)

	48,484	700,942	(24,652)	(464,741)

Institutional Shares

Shares sold	1,089,128	61,016,394	1,127,048	65,884,567

Reinvestment of distributions	437,721	25,793,828	74,878	4,165,461

Shares redeemed	(1,979,835)	(101,962,203)	(1,479,577)	(84,579,585)

	(452,986)	(15,151,981)	(277,651)	(14,529,557)

Investor Shares

Shares sold	1,359,563	45,379,941	1,152,573	45,345,052

Reinvestment of distributions	327,715	11,464,535	46,445	1,665,993

Shares redeemed	(1,275,089)	(43,175,306)	(3,928,979)	(142,613,518)

	412,189	13,669,170	(2,729,961)	(95,602,473)

Class R6 Shares

Shares sold	872,535	49,506,985	1,430,234	84,015,143

Reinvestment of distributions	427,959	25,207,559	72,925	4,055,349

Shares redeemed	(969,143)	(53,987,153)	(1,466,534)	(85,285,507)

	331,351	20,727,391	36,625	2,784,985

Class R Shares

Shares sold	139,077	4,659,961	131,807	4,797,543

Reinvestment of distributions	75,221	2,524,663	9,295	323,659

Shares redeemed	(113,348)	(3,541,493)	(170,172)	(6,227,629)

	100,950	3,643,131	(29,070)	(1,106,427)

Class P Shares

Shares sold	78,967	4,645,016	330,525	16,947,215

Reinvestment of distributions	73,593	4,333,951	14,467	804,361

Shares redeemed	(409,640)	(22,719,972)	(208,303)	(12,212,607)

	(257,080)	(13,741,005)	136,689	5,538,969

NET INCREASE (DECREASE) IN SHARES	649,442	$26,374,337	(3,341,214)	$(120,291,806)

107

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued )

	U.S. Equity Insights Fund

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	225,366	$14,408,532	147,062	$9,213,160

Reinvestment of distributions	615,703	39,676,903	128,431	7,180,590

Shares redeemed	(361,756)	(22,932,546)	(674,604)	(41,876,488)

	479,313	31,152,889	(399,111)	(25,482,738)

Class C Shares

Shares sold	13,308	713,795	15,629	794,230

Reinvestment of distributions	37,955	1,988,822	7,295	342,786

Shares redeemed	(44,317)	(2,335,414)	(65,012)	(3,427,212)

	6,946	367,203	(42,088)	(2,290,196)

Institutional Shares

Shares sold	543,721	35,387,810	594,086	38,404,668

Reinvestment of distributions	522,612	35,603,273	124,504	7,299,271

Shares redeemed	(520,958)	(34,553,552)	(1,122,258)	(74,659,924)

	545,375	36,437,531	(403,668)	(28,955,985)

Service Shares

Shares sold	3,044	185,407	7,292	430,377

Reinvestment of distributions	4,771	304,367	2,336	129,509

Shares redeemed	(8,706)	(481,668)	(67,779)	(4,393,082)

	(891)	8,106	(58,151)	(3,833,196)

Investor Shares

Shares sold	127,112	7,917,261	102,747	6,168,035

Reinvestment of distributions	101,419	6,404,416	24,792	1,360,524

Shares redeemed	(101,482)	(6,356,936)	(274,236)	(17,258,353)

	127,049	7,964,741	(146,697)	(9,729,794)

Class R6 Shares

Shares sold	115,065	7,764,057	125,270	8,043,887

Reinvestment of distributions	53,264	3,623,810	10,992	643,694

Shares redeemed	(85,354)	(5,678,205)	(112,034)	(7,248,809)

	82,975	5,709,662	24,228	1,438,772

Class R Shares

Shares sold	12,304	789,617	17,287	1,039,083

Reinvestment of distributions	15,186	952,313	3,074	167,845

Shares redeemed	(24,066)	(1,626,921)	(29,139)	(1,770,389)

	3,424	115,009	(8,778)	(563,461)

Class P Shares

Shares sold	467,824	31,053,706	324,618	20,432,829

Reinvestment of distributions	578,958	39,395,211	128,617	7,532,725

Shares redeemed	(626,409)	(41,434,326)	(550,234)	(35,337,680)

	420,373	29,014,591	(96,999)	(7,372,126)

NET INCREASE (DECREASE) IN SHARES	1,664,564	$110,769,732	(1,131,264)	$(76,788,724)

108

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved. DOMINSSAR-25

Goldman Sachs Funds Semi-Annual Financial Statements April 30, 2025 Goldman Sachs Fundamental Equity International Funds Goldman Sachs China Equity Fund Goldman Sachs Emerging Markets Equity Fund Goldman Sachs Emerging Markets Equity ex. China Fund Goldman Sachs ESG Emerging Markets Equity Fund Goldman Sachs International Equity ESG Fund Goldman Sachs International Equity Income Fund

Goldman Sachs Fundamental Equity International Funds

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%

China – 97.3%
164,876	Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)	$2,461,604
14,441	Anji Microelectronics
	Technology Shanghai Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	367,381
47,800	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	564,796
521,000	Bank of Jiangsu Co. Ltd., Class A (Banks)	728,714
10,500	BYD Co. Ltd., Class A (Automobiles & Components)	510,588
13,000	BYD Co. Ltd., Class H (Automobiles & Components)	617,451
59,000	BYD Electronic International Co. Ltd. (Technology Hardware & Equipment)	244,875
134,200	China Construction Bank Corp., Class A (Banks)	167,184
1,622,000	China Construction Bank Corp., Class H (Banks)	1,332,356
443,000	China Feihe Ltd. (Food, Beverage & Tobacco)(a)	334,774
130,500	China Merchants Bank Co. Ltd., Class A (Banks)	731,821
89,000	China Merchants Bank Co. Ltd., Class H (Banks)	485,463
630,000	China Petroleum & Chemical Corp., Class H (Energy)	321,597
67,200	China Resources Mixc Lifestyle Services Ltd. (Real Estate Management & Development)(a)	321,934
30,320	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	171,585
175,900	China Tower Corp. Ltd., Class H (Telecommunication Services)(a)	254,787
203,500	China Yangtze Power Co. Ltd., Class A (Utilities)	825,660
123,689	CITIC Securities Co. Ltd., Class A (Financial Services)	425,956
6,500	CITIC Securities Co. Ltd., Class H (Financial Services)	16,065
23,134	Contemporary Amperex Technology Co. Ltd., Class A (Capital Goods)	739,052
262,595	Focus Media Information Technology Co. Ltd., Class A (Media & Entertainment)	260,439
42,080	Fuyao Glass Industry Group Co. Ltd., Class A (Automobiles & Components)	336,381
40,000	H World Group Ltd. (Consumer Services)	140,326

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
4,950	H World Group Ltd. ADR (Consumer Services)	$169,488
114,000	Haidilao International Holding Ltd. (Consumer Services)(a)	256,677
137,900	Huaxin Cement Co. Ltd., Class A (Materials)	228,052
76,299	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Food, Beverage & Tobacco)	312,374
48,000	Innovent Biologics, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	332,444
13,400	Jiangsu Expressway Co. Ltd., Class A (Transportation)	28,078
72,940	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	512,148
14,198	KE Holdings, Inc. ADR (Real Estate Management & Development)	288,219
4,319	Kweichow Moutai Co. Ltd., Class A (Food, Beverage & Tobacco)	919,387
2,400	Laopu Gold Co. Ltd., Class H (Consumer Durables & Apparel)*	222,456
62,900	LONGi Green Energy Technology Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	127,249
19,700	Mao Geping Cosmetics Co. Ltd. (Household & Personal Products)*	271,473
48,890	Meituan, Class B (Consumer Services)*(a)	809,493
47,200	Midea Group Co. Ltd., Class A (Consumer Durables & Apparel)	478,137
3,400	Mixue Group (Consumer Services)*	213,936
30,425	Montage Technology Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	321,803
8,400	NAURA Technology Group Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	521,928
33,100	NetEase, Inc. (Media & Entertainment)	711,529
44,700	Ningbo Orient Wires & Cables Co. Ltd., Class A (Capital Goods)	310,873
31,172	Ningbo Tuopu Group Co. Ltd., Class A (Automobiles & Components)	225,212
418,000	PetroChina Co. Ltd., Class H (Energy)	319,410

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
364,000	PICC Property & Casualty Co. Ltd., Class H (Insurance)	$670,284
40,800	Ping An Insurance Group Co. of China Ltd., Class A (Insurance)	284,851
64,000	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	383,042
18,400	Pop Mart International Group Ltd. (Consumer Discretionary Distribution & Retail)(a)	458,919
303,000	Postal Savings Bank of China Co. Ltd., Class H (Banks)(a)	186,279
6,467	Qifu Technology, Inc. ADR (Financial Services)	265,341
10,600	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Food, Beverage & Tobacco)	297,684
45,278	Shenzhen Inovance Technology Co. Ltd., Class A (Capital Goods)	445,307
5,100	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care Equipment & Services)	154,113
35,800	Sieyuan Electric Co. Ltd., Class A (Capital Goods)	354,817
34,700	Sinomine Resource Group Co. Ltd., Class A (Materials)	138,908
25,249	Sunresin New Materials Co. Ltd., Class A (Materials)	151,108
57,800	Tencent Holdings Ltd. (Media & Entertainment)	3,540,305
18,839	Tencent Music Entertainment Group ADR (Media & Entertainment)	252,819
7,500	Trip.com Group Ltd. (Consumer Services)	451,806
38,000	Tsingtao Brewery Co. Ltd., Class H (Food, Beverage & Tobacco)	268,526
90,800	Unisplendour Corp. Ltd., Class A (Technology Hardware & Equipment)	315,052
62,000	Venustech Group, Inc., Class A (Software & Services)	132,139
177,298	Weichai Power Co. Ltd., Class A (Capital Goods)	371,542
32,000	Weichai Power Co. Ltd., Class H (Capital Goods)	62,429
27,228	WuXi AppTec Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	210,434
210,000	Xiaomi Corp., Class B (Technology Hardware & Equipment)*(a)	1,344,463
181,370	Yunnan Aluminium Co. Ltd., Class A (Materials)	379,698

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
43,200	Yunnan Yuntianhua Co. Ltd., Class A (Materials)	$132,765
352,000	Zijin Mining Group Co. Ltd., Class H (Materials)	769,009

		31,962,795

Hong Kong – 1.0%
4,700	Duality Biotherapeutics, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	125,687
4,601	Hong Kong Exchanges & Clearing Ltd. (Financial Services)	201,016

		326,703

Taiwan – 0.5%
5,000	Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	157,449

TOTAL INVESTMENTS – 98.8% (Cost $24,316,030)		$32,446,947

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		389,791

NET ASSETS – 100.0%		$32,836,738

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations: ADR —American Depositary Receipt

Sector Name	% of Market Value

Consumer Discretionary	24.4%
Financials	18.1
Communication Services	15.5
Information Technology	10.9
Consumer Staples	7.4
Industrials	7.1
Materials	5.5
Health Care	4.6
Utilities	2.6
Energy	2.0
Real Estate	1.9

TOTAL INVESTMENTS	100.0%

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%

Brazil – 3.1%
13,567	MercadoLibre, Inc. (Consumer Discretionary Distribution & Retail)*	$31,622,642
1,389,372	NU Holdings Ltd., Class A (Banks)*	17,269,894
4,621,300	Raia Drogasil SA (Consumer Staples Distribution & Retail)	16,155,801
3,639,800	Rumo SA (Transportation)	12,442,335
1,186,051	TIM SA (Telecommunication Services)	3,960,365

		81,451,037

China – 30.5%
6,591,624	Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)	98,413,152
1,652,200	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	19,522,100
760,500	BYD Co. Ltd., Class H (Automobiles & Components)	36,120,895
12,554,000	China Feihe Ltd. (Food, Beverage & Tobacco)(a)	9,487,011
7,263,500	China Merchants Bank Co. Ltd., Class H (Banks)	39,619,810
2,653,180	China Yangtze Power Co. Ltd., Class A (Utilities)	10,764,739
623,274	Contemporary Amperex Technology Co. Ltd., Class A (Capital Goods)	19,911,463
2,550,000	Fuyao Glass Industry Group Co. Ltd., Class H (Automobiles & Components)(a)	18,033,636
364,263	H World Group Ltd. ADR (Consumer Services)	12,472,365
664,379	KE Holdings, Inc. ADR (Real Estate Management & Development)	13,486,894
150,951	Kweichow Moutai Co. Ltd., Class A (Food, Beverage & Tobacco)	32,132,975
467,000	Mao Geping Cosmetics Co. Ltd. (Household & Personal Products)*	6,435,436
1,227,600	Meituan, Class B (Consumer Services)*(a)	20,325,911
1,622,800	Midea Group Co. Ltd., Class A (Consumer Durables & Apparel)	16,438,999
89,300	NAURA Technology Group Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	5,548,591
1,468,900	NetEase, Inc. (Media & Entertainment)	31,575,990
1,421,210	Ningbo Tuopu Group Co. Ltd., Class A (Automobiles & Components)	10,267,968
12,730,000	PICC Property & Casualty Co. Ltd., Class H (Insurance)	23,441,529

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
5,319,000	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	$31,834,411
775,500	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	4,641,396
445,229	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care Equipment & Services)	13,454,071
1,355,600	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	9,396,615
1,818,220	Sunresin New Materials Co. Ltd., Class A (Materials)	10,881,504
3,006,700	Tencent Holdings Ltd. (Media & Entertainment)	184,163,245
1,116,598	Tencent Music Entertainment Group ADR (Media & Entertainment)	14,984,745
10,518,000	Weichai Power Co. Ltd., Class H (Capital Goods)	20,519,581
6,886,800	Xiaomi Corp., Class B (Technology Hardware & Equipment)*(a)	44,090,702
8,574,992	Yunnan Aluminium Co. Ltd., Class A (Materials)	17,951,729
11,144,000	Zijin Mining Group Co. Ltd., Class H (Materials)	24,346,117

		800,263,580

Egypt – 0.3%
5,106,169	Commercial International Bank - Egypt (CIB), GDR (Banks)	7,971,725

Greece – 2.5%
504,458	JUMBO SA (Consumer Discretionary Distribution & Retail)	15,887,019
2,643,232	National Bank of Greece SA (Banks)	28,053,867
3,988,731	Piraeus Financial Holdings SA (Banks)	22,400,853

		66,341,739

India – 19.7%
730,196	360 ONE WAM Ltd. (Financial Services)	8,505,380
212,359	Amber Enterprises India Ltd. (Consumer Durables & Apparel)*	15,500,152
263,672	Apollo Hospitals Enterprise Ltd. (Health Care Equipment & Services)	21,793,537
772,941	Archean Chemical Industries Ltd. (Materials)	5,730,122
1,989,683	Axis Bank Ltd. (Banks)	27,909,507
322,294	Bajaj Finance Ltd. (Financial Services)	32,885,773

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
510,408	Cartrade Tech Ltd. (Consumer Discretionary Distribution & Retail)*	$10,298,021
161,521	Coforge Ltd. (Software & Services)	14,042,481
433,657	Computer Age Management Services Ltd. (Commercial & Professional Services)	19,996,724
15,827,935	Eternal Ltd. (Consumer Services)*	43,320,845
1,165,090	Five-Star Business Finance Ltd. (Financial Services)*	9,742,729
860,043	Godrej Properties Ltd. (Real Estate Management & Development)*	21,971,488
4,547,975	ICICI Bank Ltd. (Banks)	76,448,201
190,395	Info Edge India Ltd. (Media & Entertainment)	15,926,407
2,099,132	Infosys Ltd. (Software & Services)	37,108,318
353,983	Navin Fluorine International Ltd. (Materials)	18,954,538
406,285	Netweb Technologies India Ltd. (Technology Hardware & Equipment)	6,803,236
987,455	SBI Life Insurance Co. Ltd. (Insurance)(a)	20,651,725
1,874,433	Sona Blw Precision Forgings Ltd. (Automobiles & Components)(a)	10,670,394
1,613,015	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	34,983,960
2,299,759	Tata Consumer Products Ltd. (Food, Beverage & Tobacco)	31,733,092
456,779	Torrent Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	17,963,841
454,605	TVS Motor Co. Ltd. (Automobiles & Components)	14,366,252

		517,306,723

Indonesia – 2.8%
65,071,900	Bank Central Asia Tbk PT (Banks)	34,593,947
52,476,000	Bank Mandiri Persero Tbk PT (Banks)	15,496,560
148,861,000	BFI Finance Indonesia Tbk PT (Financial Services)	7,865,861
205,008,500	Map Aktif Adiperkasa PT (Consumer Discretionary Distribution & Retail)	8,021,361
399,875,000	Nusantara Sejahtera Raya Tbk PT (Media & Entertainment)(a)	3,420,617
8,752,600	Nusantara Sejahtera Raya Tbk PT (Media & Entertainment)(a)	74,872

Shares	Description	Value

Common Stocks – (continued)

Indonesia – (continued)
221,471,200	Pakuwon Jati Tbk PT (Real Estate Management & Development)	$5,090,659

		74,563,877

Mexico – 2.8%
15,862,900	America Movil SAB de CV, Series B (Telecommunication Services)	13,686,559
1,375,699	Arca Continental SAB de CV (Food, Beverage & Tobacco)	14,477,091
2,713,300	Banco del Bajio SA (Banks)(a)	6,497,365
6,767,050	Gentera SAB de CV (Financial Services)	11,815,292
2,938,814	Prologis Property Mexico SA de CV REIT (Equity Real Estate Investment Trusts (REITs))	10,467,666
5,041,300	Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	15,976,992

		72,920,965

Peru – 0.9%
112,831	Credicorp Ltd. (Banks)	22,813,300

Philippines – 1.5%
4,942,740	BDO Unibank, Inc. (Banks)	14,185,955
2,785,210	Jollibee Foods Corp. (Consumer Services)	11,440,474
103,014,400	Monde Nissin Corp. (Food, Beverage & Tobacco)(a)	14,348,797

		39,975,226

Poland – 1.3%
305,833	Bank Pekao SA (Banks)*	15,328,848
139,051	Dino Polska SA (Consumer Staples Distribution & Retail)*(a)	19,493,211

		34,822,059

Russia – 0.0%
2,495,750	Renaissance Insurance Group JSC (Insurance)(b)	—
4,327,745	Sberbank of Russia PJSC (Banks)(b)	—

		—

Saudi Arabia – 4.3%
921,136	Al Rajhi Bank (Banks)	23,929,239
1,915,229	Alinma Bank (Banks)	14,833,969
1,083,108	Almarai Co. JSC (Food, Beverage & Tobacco)	15,256,698
217,165	Co. for Cooperative Insurance (The) (Insurance)	8,050,750
32,411	Elm Co. (Software & Services)	8,968,821
423,887	Rasan Information Technology Co. (Insurance)*	9,673,822
1,696,834	Saudi National Bank (The) (Banks)	16,167,475

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Saudi Arabia – (continued)
1,201,838	Saudi Telecom Co. (Telecommunication Services)	$15,258,258

		112,139,032

Singapore – 0.1%
7,221,393	Nanofilm Technologies International Ltd. (Materials)	2,907,909

Slovenia – 0.8%
670,100	Nova Ljubljanska Banka dd, GDR (Banks)	19,830,134

South Africa – 2.2%
126,328	Bid Corp. Ltd. (Consumer Staples Distribution & Retail)	3,174,966
103,108	Capitec Bank Holdings Ltd. (Banks)	19,137,492
627,021	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	13,335,436
1,481,795	JSE Ltd. (Financial Services)	10,140,054
20,554,055	Old Mutual Ltd. (Insurance)(c)	12,519,451

		58,307,399

South Korea – 8.6%
111,845	Hyundai Rotem Co. Ltd. (Capital Goods)	8,815,515
188,548	JYP Entertainment Corp. (Media & Entertainment)	9,171,370
354,740	KB Financial Group, Inc. (Banks)	22,419,125
302,140	Kia Corp. (Automobiles & Components)	19,201,996
319,144	LG Electronics, Inc. (Consumer Durables & Apparel)	16,019,619
80,992	NCSoft Corp. (Media & Entertainment)	8,336,914
29,104	Samsung Biologics Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	21,538,973
560,843	Samsung E&A Co. Ltd. (Capital Goods)	7,583,364
1,892,629	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	73,845,725
305,987	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	38,178,946

		225,111,547

Taiwan – 15.1%
906,000	Accton Technology Corp. (Technology Hardware & Equipment)	16,875,461
4,420,000	ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	18,834,503
1,221,000	Chroma ATE, Inc. (Technology Hardware & Equipment)	11,161,455

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
2,513,000	Delta Electronics, Inc. (Technology Hardware & Equipment)	$26,331,730
2,339,000	E Ink Holdings, Inc. (Technology Hardware & Equipment)	16,339,291
365,000	Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	11,493,747
1,029,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	43,725,402
1,404,000	Merida Industry Co. Ltd. (Consumer Durables & Apparel)	5,823,337
635,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	7,776,106
7,944,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	225,114,717
1,013,723	Yageo Corp. (Technology Hardware & Equipment)	14,534,950

		398,010,699

Thailand – 1.1%
25,447,700	Bangkok Dusit Medical Services PCL, Class F (Health Care Equipment & Services)	18,249,468
28,156,600	True Corp. PCL, NVDR (Telecommunication Services)*	10,193,673

		28,443,141

United Arab Emirates – 1.5%
2,546,791	Abu Dhabi Islamic Bank PJSC (Banks)	12,679,887
17,179,227	Adnoc Gas PLC (Energy)	14,829,161
28,807,525	Talabat Holding PLC (Consumer Services)*	11,099,248

		38,608,296

United States – 0.2%
763,992	GCC SAB de CV (Materials)	6,406,695

TOTAL COMMON STOCKS (Cost $2,042,122,887)		2,608,195,083

Shares	Description	Rate	Value

Preferred Stocks – 1.1%

Brazil – 1.1%
3,406,590	Itau Unibanco Holding SA (Banks)	6.73%	21,357,404
6,679,100	Marcopolo SA (Capital Goods)	8.38	8,285,396

TOTAL PREFERRED STOCKS (Cost $25,699,866)			29,642,800

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.2%(d)

Goldman Sachs Financial Square Government Fund - Institutional Shares
4,193,129	4.248%	$4,193,129
(Cost $4,193,129)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,072,015,882)		2,642,031,012

Securities Lending Reinvestment Vehicle – 0.1%(d)

Goldman Sachs Financial Square Government Fund - Institutional Shares
3,035,500	4.248%	3,035,500
(Cost $3,035,500)

TOTAL INVESTMENTS – 100.7% (Cost $2,075,051,382)		$2,645,066,512

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%		(17,722,980)

NET ASSETS – 100.0%		$2,627,343,532

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	All or a portion of security is on loan.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Financials	25.4%
Information Technology	23.2
Consumer Discretionary	17.4
Communication Services	11.8
Consumer Staples	7.2
Health Care	4.8
Industrials	3.7
Materials	3.3
Real Estate	1.9
Energy	0.6
Utilities	0.4
Investment Company	0.2
Securities Lending Reinvestment Vehicle	0.1

TOTAL INVESTMENTS	100.0%

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Schedule of Investments April 30, 2025

Shares	Description	Value

Common Stocks – 97.5%

Brazil – 4.9%
12,800	Caixa Seguridade Participacoes SA (Insurance)	$36,899
78	MercadoLibre, Inc. (Consumer Discretionary Distribution & Retail)*	181,806
6,182	NU Holdings Ltd., Class A (Banks)*	76,842
25,000	Raia Drogasil SA (Consumer Staples Distribution & Retail)	87,399
17,800	Rumo SA (Transportation)	60,848
21,900	TIM SA (Telecommunication Services)	73,127

		516,921

Egypt – 0.3%
19,007	Commercial International Bank - Egypt (CIB), GDR (Banks)	29,674

Greece – 3.4%
2,883	Hellenic Telecommunications Organization SA (Telecommunication Services)	54,711
2,405	JUMBO SA (Consumer Discretionary Distribution & Retail)	75,741
12,726	National Bank of Greece SA (Banks)	135,067
16,940	Piraeus Financial Holdings SA (Banks)	95,136

		360,655

India – 29.2%
3,886	360 ONE WAM Ltd. (Financial Services)	45,264
936	Amber Enterprises India Ltd. (Consumer Durables & Apparel)*	68,319
1,266	Apollo Hospitals Enterprise Ltd. (Health Care Equipment & Services)	104,640
3,771	Archean Chemical Industries Ltd. (Materials)	27,956
10,904	Axis Bank Ltd. (Banks)	152,952
1,371	Bajaj Finance Ltd. (Financial Services)	139,892
8,247	Bharti Airtel Ltd. (Telecommunication Services)	181,914
6,524	CMS Info Systems Ltd. (Commercial & Professional Services)	34,001
848	Coforge Ltd. (Software & Services)	73,724
1,531	Computer Age Management Services Ltd. (Commercial & Professional Services)	70,597
810	Craftsman Automation Ltd. (Capital Goods)	44,145
70,810	Eternal Ltd. (Consumer Services)*	193,806

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
5,880	Five-Star Business Finance Ltd. (Financial Services)*	$49,170
6,075	Godrej Consumer Products Ltd. (Household & Personal Products)	90,605
4,412	Godrej Properties Ltd. (Real Estate Management & Development)*	112,713
6,135	Gokaldas Exports Ltd. (Consumer Durables & Apparel)*	61,510
15,147	Hindalco Industries Ltd. (Materials)	111,951
4,157	Home First Finance Co. India Ltd. (Financial Services)(a)	60,539
19,688	ICICI Bank Ltd. (Banks)	330,941
752	Info Edge India Ltd. (Media & Entertainment)	62,904
8,700	Infosys Ltd. (Software & Services)	153,798
2,285	Kfin Technologies Ltd. (Financial Services)	32,479
1,818	Navin Fluorine International Ltd. (Materials)	97,348
1,801	Netweb Technologies India Ltd. (Technology Hardware & Equipment)	30,158
5,177	Reliance Industries Ltd. (Energy)	85,961
4,139	SAI Life Sciences Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	34,093
4,259	SBI Life Insurance Co. Ltd. (Insurance)(a)	89,073
8,146	Sona Blw Precision Forgings Ltd. (Automobiles & Components)(a)	46,372
6,724	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	145,834
4,899	Suven Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	66,081
9,596	Tata Consumer Products Ltd. (Food, Beverage & Tobacco)	132,410
42,647	Tata Steel Ltd. (Materials)	70,985
1,953	Torrent Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	76,806

		3,078,941

Indonesia – 3.8%
447,800	Bank Central Asia Tbk PT (Banks)	238,062
224,900	Bank Mandiri Persero Tbk PT (Banks)	66,415

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Schedule of Investments (continued) April 30, 2025

Shares	Description	Value

Common Stocks – (continued)

Indonesia – (continued)
551,500	BFI Finance Indonesia Tbk PT (Financial Services)	$29,141
1,048,600	Map Aktif Adiperkasa PT (Consumer Discretionary Distribution & Retail)	41,029
1,200,800	Nusantara Sejahtera Raya Tbk PT (Media & Entertainment)(a)	10,272
892,900	Pakuwon Jati Tbk PT (Real Estate Management & Development)	20,524

		405,443

Mexico – 3.3%
77,100	America Movil SAB de CV, Series B (Telecommunication Services)	66,522
6,127	Arca Continental SAB de CV (Food, Beverage & Tobacco)	64,477
11,000	Grupo Financiero Banorte SAB de CV, Class O (Banks)	94,527
12,404	Prologis Property Mexico SA de CV REIT (Equity Real Estate Investment Trusts (REITs))	44,181
24,600	Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	77,963

		347,670

Peru – 1.2%
633	Credicorp Ltd. (Banks)	127,986

Philippines – 1.6%
21,630	BDO Unibank, Inc. (Banks)	62,079
11,020	Jollibee Foods Corp. (Consumer Services)	45,266
440,100	Monde Nissin Corp. (Food, Beverage & Tobacco)(a)	61,301

		168,646

Poland – 1.4%
1,222	Bank Pekao SA (Banks)*	61,249
635	Dino Polska SA (Consumer Staples Distribution & Retail)*(a)	89,019

		150,268

Romania – 0.5%
1,783	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA (Utilities)	47,985

Saudi Arabia – 5.6%
6,248	Al Rajhi Bank (Banks)	162,310
7,662	Alinma Bank (Banks)	59,344
5,822	Almarai Co. JSC (Food, Beverage & Tobacco)	82,009
1,669	Co. for Cooperative Insurance (The) (Insurance)	61,873
70	Elm Co. (Software & Services)	19,371

Shares	Description	Value

Common Stocks – (continued)

Saudi Arabia – (continued)
1,711	Rasan Information Technology Co. (Insurance)*	$39,048
8,407	Saudi National Bank (The) (Banks)	80,102
6,648	Saudi Telecom Co. (Telecommunication Services)	84,402

		588,459

Singapore – 0.9%
31,900	Nanofilm Technologies International Ltd. (Materials)	12,845
595	Sea Ltd. ADR (Media & Entertainment)*	79,760

		92,605

Slovenia – 0.9%
3,181	Nova Ljubljanska Banka dd, GDR (Banks)	94,135

South Africa – 2.8%
184	Bid Corp. Ltd. (Consumer Staples Distribution & Retail)	4,624
451	Capitec Bank Holdings Ltd. (Banks)	83,709
3,507	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	74,587
6,754	JSE Ltd. (Financial Services)	46,218
80,795	Old Mutual Ltd. (Insurance)	49,212
13,039	Woolworths Holdings Ltd. (Consumer Discretionary Distribution & Retail)	40,376

		298,726

South Korea – 11.6%
742	F&F Co. Ltd. (Consumer Durables & Apparel)	36,842
555	Hyundai Rotem Co. Ltd. (Capital Goods)	43,745
2,831	I-Scream Media Co. Ltd. (Consumer Services)*	31,250
856	JYP Entertainment Corp. (Media & Entertainment)	41,638
1,649	KB Financial Group, Inc. (Banks)	104,215
2,065	Kia Corp. (Automobiles & Components)	131,238
1,417	LG Electronics, Inc. (Consumer Durables & Apparel)	71,127
392	NCSoft Corp. (Media & Entertainment)	40,350
138	Samsung Biologics Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	102,129
2,863	Samsung E&A Co. Ltd. (Capital Goods)	38,712
10,905	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	425,486

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
1,288	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	$160,708

		1,227,440

Taiwan – 21.4%
4,000	Accton Technology Corp. (Technology Hardware & Equipment)	74,505
23,000	ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	98,008
7,000	Chroma ATE, Inc. (Technology Hardware & Equipment)	63,989
12,000	Delta Electronics, Inc. (Technology Hardware & Equipment)	125,738
11,000	E Ink Holdings, Inc. (Technology Hardware & Equipment)	76,841
2,000	Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	62,979
6,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	254,959
7,000	Merida Industry Co. Ltd. (Consumer Durables & Apparel)	29,034
3,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	36,738
48,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,360,059
4,974	Yageo Corp. (Technology Hardware & Equipment)	71,318

		2,254,168

Thailand – 1.0%
93,300	Bangkok Dusit Medical Services PCL, Class F (Health Care Equipment & Services)	66,909
113,400	True Corp. PCL, NVDR (Telecommunication Services)*	41,054

		107,963

United Arab Emirates – 3.2%
18,743	Abu Dhabi Islamic Bank PJSC (Banks)	93,317
78,263	ADNOC Drilling Co. PJSC (Energy)	104,417
78,306	Adnoc Gas PLC (Energy)	67,594
62,420	Emirates Central Cooling Systems Corp. (Utilities)	27,361
121,522	Talabat Holding PLC (Consumer Services)*	46,821

		339,510

Shares	Description		Value

Common Stocks – (continued)

United States – 0.5%
6,152	GCC SAB de CV (Materials)		$51,589

TOTAL COMMON STOCKS (Cost $8,444,109)			10,288,784

Shares	Description	Rate	Value

Preferred Stocks – 1.3%

Brazil – 1.3%
14,630	Itau Unibanco Holding SA (Banks)	6.73%	91,722
38,734	Marcopolo SA (Capital Goods)	8.38	48,049

TOTAL PREFERRED STOCKS (Cost $121,470)			139,771

Shares	Dividend Rate		Value

Investment Company – 0.0%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
7	4.248%		7
(Cost $7)

TOTAL INVESTMENTS – 98.8% (Cost $8,565,586)			$10,428,562

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			129,974

NET ASSETS – 100.0%			$10,558,536

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Schedule of Investments (continued) April 30, 2025

Sector Name	% of Market Value

Information Technology	29.2%
Financials	28.0
Consumer Discretionary	11.0
Consumer Staples	7.3
Communication Services	7.1
Health Care	5.7
Materials	3.6
Industrials	3.2
Energy	2.5
Real Estate	1.7
Utilities	0.7
Investment Company	0.0

TOTAL INVESTMENTS	100.0%

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%

Brazil – 3.9%
170	MercadoLibre, Inc. (Consumer Discretionary Distribution & Retail)*	$396,245
12,522	NU Holdings Ltd., Class A (Banks)*	155,648
38,100	Raia Drogasil SA (Consumer Staples Distribution & Retail)	133,195
29,900	Rumo SA (Transportation)	102,211
14,732	TIM SA (Telecommunication Services)	49,192

		836,491

China – 31.0%
54,827	Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)	818,569
17,600	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	207,958
7,000	BYD Co. Ltd., Class H (Automobiles & Components)	332,474
103,000	China Feihe Ltd. (Food, Beverage & Tobacco)(a)	77,837
75,000	China Merchants Bank Co. Ltd., Class H (Banks)	409,098
34,299	China Yangtze Power Co. Ltd., Class A (Utilities)	139,161
7,160	Contemporary Amperex Technology Co. Ltd., Class A (Capital Goods)	228,737
22,400	Fuyao Glass Industry Group Co. Ltd., Class H (Automobiles & Components)(a)	158,413
3,327	H World Group Ltd. ADR (Consumer Services)	113,917
6,017	KE Holdings, Inc. ADR (Real Estate Management & Development)	122,145
11,300	Meituan, Class B (Consumer Services)*(a)	187,099
14,778	Midea Group Co. Ltd., Class A (Consumer Durables & Apparel)	149,701
13,100	NetEase, Inc. (Media & Entertainment)	281,602
11,900	Ningbo Tuopu Group Co. Ltd., Class A (Automobiles & Components)	85,975
110,000	PICC Property & Casualty Co. Ltd., Class H (Insurance)	202,558
57,500	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	344,140
4,100	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care Equipment & Services)	123,895
11,200	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	77,635

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
28,200	Tencent Holdings Ltd. (Media & Entertainment)	$1,727,277
10,752	Tencent Music Entertainment Group ADR (Media & Entertainment)	144,292
86,000	Weichai Power Co. Ltd., Class H (Capital Goods)	167,778
60,200	Xiaomi Corp., Class B (Technology Hardware & Equipment)*(a)	385,413
101,700	Yunnan Aluminium Co. Ltd., Class A (Materials)	212,909

		6,698,583

Egypt – 0.3%
41,356	Commercial International Bank - Egypt (CIB), GDR (Banks)	64,565

Greece – 2.7%
5,702	JUMBO SA (Consumer Discretionary Distribution & Retail)	179,574
19,967	National Bank of Greece SA (Banks)	211,919
33,095	Piraeus Financial Holdings SA (Banks)	185,863

		577,356

Hong Kong – 0.6%
3,167	Hong Kong Exchanges & Clearing Ltd. (Financial Services)	138,365

India – 20.3%
3,504	Apollo Hospitals Enterprise Ltd. (Health Care Equipment & Services)	289,620
23,246	Axis Bank Ltd. (Banks)	326,074
3,058	Bajaj Finance Ltd. (Financial Services)	312,028
158,755	Eternal Ltd. (Consumer Services)*	434,510
7,908	Godrej Properties Ltd. (Real Estate Management & Development)*	202,025
45,394	ICICI Bank Ltd. (Banks)	763,041
2,440	Info Edge India Ltd. (Media & Entertainment)	204,104
17,973	Infosys Ltd. ADR (Software & Services)	316,325
127,258	NTPC Green Energy Ltd. (Utilities)*	150,932
9,837	SBI Life Insurance Co. Ltd. (Insurance)(a)	205,732
15,459	Sona Blw Precision Forgings Ltd. (Automobiles & Components)(a)	88,002

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
13,540	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$293,663
33,197	Tata Consumer Products Ltd. (Food, Beverage & Tobacco)	458,067
5,239	Torrent Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	206,035
4,497	TVS Motor Co. Ltd. (Automobiles & Components)	142,112

		4,392,270

Indonesia – 2.7%
756,900	Bank Central Asia Tbk PT (Banks)	402,388
588,200	Bank Mandiri Persero Tbk PT (Banks)	173,700

		576,088

Mexico – 2.8%
177,200	America Movil SAB de CV, Series B (Telecommunication Services)	152,889
15,699	Arca Continental SAB de CV (Food, Beverage & Tobacco)	165,207
23,700	Banco del Bajio SA (Banks)(a)	56,753
21,380	Prologis Property Mexico SA de CV REIT (Equity Real Estate Investment Trusts (REITs))	76,153
50,501	Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	160,049

		611,051

Peru – 0.9%
922	Credicorp Ltd. (Banks)	186,419

Philippines – 1.4%
38,570	BDO Unibank, Inc. (Banks)	110,698
10,400	Jollibee Foods Corp. (Consumer Services)	42,719
1,062,400	Monde Nissin Corp. (Food, Beverage & Tobacco)(a)	147,981

		301,398

Poland – 0.6%
2,537	Bank Pekao SA (Banks)*	127,158

Romania – 0.3%
2,621	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA (Utilities)	70,538

Russia – –%
16,753	Renaissance Insurance Group JSC (Insurance)(b)	—

Saudi Arabia – 4.6%
7,583	Al Rajhi Bank (Banks)	196,991

Shares	Description	Value

Common Stocks – (continued)

Saudi Arabia – (continued)
15,893	Alinma Bank (Banks)	$123,096
8,999	Almarai Co. JSC (Food, Beverage & Tobacco)	126,760
3,641	Co. for Cooperative Insurance (The) (Insurance)	134,979
267	Elm Co. (Software & Services)	73,885
3,553	Rasan Information Technology Co. (Insurance)*	81,086
13,663	Saudi National Bank (The) (Banks)	130,181
9,972	Saudi Telecom Co. (Telecommunication Services)	126,602

		993,580

South Africa – 2.3%
1,294	Bid Corp. Ltd. (Consumer Staples Distribution & Retail)	32,522
852	Capitec Bank Holdings Ltd. (Banks)	158,136
8,736	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	185,797
182,861	Old Mutual Ltd. (Insurance)	111,380

		487,835

South Korea – 7.1%
3,509	KB Financial Group, Inc. (Banks)	221,764
2,844	Kia Corp. (Automobiles & Components)	180,746
2,624	LG Electronics, Inc. (Consumer Durables & Apparel)	131,713
732	NCSoft Corp. (Media & Entertainment)	75,349
15,917	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	621,042
2,522	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	314,678

		1,545,292

Taiwan – 15.9%
8,000	Accton Technology Corp. (Technology Hardware & Equipment)	149,011
42,000	ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	178,970
24,000	Delta Electronics, Inc. (Technology Hardware & Equipment)	251,477
20,000	E Ink Holdings, Inc. (Technology Hardware & Equipment)	139,712
12,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	509,917
7,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	85,721

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Shares	Description		Value

Common Stocks – (continued)

Taiwan – (continued)
71,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		$2,011,753
7,169	Yageo Corp. (Technology Hardware & Equipment)		102,791

			3,429,352

Thailand – 1.1%
262,100	Bangkok Dusit Medical Services PCL, Class F (Health Care Equipment & Services)		187,961
127,500	True Corp. PCL, NVDR (Telecommunication Services)*		46,160

			234,121

United Arab Emirates – 0.9%
19,875	Abu Dhabi Islamic Bank PJSC (Banks)		98,953
232,433	Talabat Holding PLC (Consumer Services)*		89,554

			188,507

TOTAL COMMON STOCKS (Cost $16,861,388)			21,458,969

Shares	Description	Rate	Value

Preferred Stock – 1.1%

Brazil – 1.1%
36,190	Itau Unibanco Holding SA (Banks)
(Cost $166,136)		6.73%	226,891

Shares	Dividend Rate		Value

Investment Company – 0.0%(c)

Goldman Sachs Financial Square Government Fund - Institutional Shares
261	4.248%		261
(Cost $261)

TOTAL INVESTMENTS – 100.5% (Cost $17,027,785)			$21,686,121

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%			(104,728)

NET ASSETS – 100.0%			$21,581,393

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Financials	27.0%
Information Technology	23.4
Consumer Discretionary	18.0
Communication Services	12.9
Consumer Staples	6.8
Health Care	5.1
Industrials	2.3
Real Estate	1.8
Utilities	1.7
Materials	1.0
Investment Company	0.0

TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 97.8%

Denmark – 1.6%
233,387	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	$15,604,620

France – 8.8%
406,982	BNP Paribas SA (Banks)	34,483,389
165,342	Capgemini SE (Software & Services)	26,397,248
184,546	Vinci SA (Capital Goods)	25,922,684

		86,803,321

Germany – 6.5%
712,653	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	23,605,238
70,481	SAP SE (Software & Services)	20,621,949
86,483	Siemens AG (Capital Goods)	19,913,698

		64,140,885

Hong Kong – 2.9%
3,799,800	AIA Group Ltd. (Insurance)	28,471,583

Italy – 1.8%
293,271	Moncler SpA (Consumer Durables & Apparel)	18,100,951

Japan – 21.1%
213,300	Hoya Corp. (Health Care Equipment & Services)	25,098,198
576,600	ITOCHU Corp. (Capital Goods)	29,489,019
43,500	Keyence Corp. (Technology Hardware & Equipment)	18,186,986
386,100	Nomura Research Institute Ltd. (Software & Services)	14,620,626
1,305,100	ORIX Corp. (Financial Services)	26,180,347
1,113,800	Sony Group Corp. (Consumer Durables & Apparel)	29,385,160
1,527,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	36,434,737
947,373	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	28,656,734

		208,051,807

Netherlands – 5.9%
20,305	ASML Holding NV (Semiconductors & Semiconductor Equipment)	13,593,026
1,084,550	Koninklijke Ahold Delhaize NV (Consumer Staples Distribution & Retail)	44,530,628

		58,123,654

Spain – 8.2%
1,353,677	Banco Bilbao Vizcaya Argentaria SA (Banks)	18,577,929
805,632	Cellnex Telecom SA (Telecommunication Services)*(a)	32,603,416

Shares	Description	Value

Common Stocks – (continued)

Spain – (continued)
1,659,843	Iberdrola SA (Utilities)	$29,920,112

		81,101,457

Switzerland – 7.9%
167,179	DSM-Firmenich AG (Materials)	18,161,195
29,618	Lonza Group AG (Pharmaceuticals, Biotechnology & Life Sciences)	21,280,807
54,470	Zurich Insurance Group AG (Insurance)	38,633,982

		78,075,984

Taiwan – 2.0%
114,654	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	19,111,675

United Kingdom – 18.6%
441,301	Ashtead Group PLC (Capital Goods)	23,623,924
212,747	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	30,479,582
707,960	Compass Group PLC (Consumer Services)	23,868,760
2,387,865	National Grid PLC (Utilities)	34,466,709
3,377,764	NatWest Group PLC (Banks)	21,726,760
599,466	RELX PLC (Commercial & Professional Services)	32,715,965
3,672,205	Rentokil Initial PLC (Commercial & Professional Services)	16,823,444

		183,705,144

United States – 12.5%
203,755	Experian PLC (Commercial & Professional Services)	10,137,028
149,722	Ferguson Enterprises, Inc. (Capital Goods)	25,401,835
289,827	Nestle SA (Food, Beverage & Tobacco)	30,848,428
117,717	Schneider Electric SE (Capital Goods)	27,504,093
48,214	Spotify Technology SA (Media & Entertainment)*	29,602,432

		123,493,816

TOTAL COMMON STOCKS (Cost $795,807,098)		964,784,897

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Shares	Dividend Rate	Value

Investment Company – 1.5%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
14,366,058	4.248%	$14,366,058
(Cost $14,366,058)

TOTAL INVESTMENTS – 99.3% (Cost $810,173,156)		$979,150,955

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		6,837,089

NET ASSETS – 100.0%		$985,988,044

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

Sector Name	% of Market Value

Industrials	21.6%
Financials	20.9
Information Technology	13.9
Health Care	12.4
Consumer Staples	7.7
Consumer Discretionary	7.3
Utilities	6.6
Communication Services	6.3
Materials	1.8
Investment Company	1.5

TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 95.6%

Australia – 4.5%
1,227,336	Rio Tinto PLC (Materials)	$73,136,275
3,550,409	Transurban Group (Transportation)	31,994,062

		105,130,337

Denmark – 0.8%
290,200	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	19,403,226

France – 12.7%
352,297	Capgemini SE (Software & Services)	56,245,064
93,200	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	51,626,229
1,153,577	Societe Generale SA (Banks)	60,146,365
1,247,027	TotalEnergies SE (Energy)	71,024,678
392,916	Vinci SA (Capital Goods)	55,191,862

		294,234,198

Germany – 5.4%
1,858,339	Deutsche Telekom AG (Telecommunication Services)	66,746,969
255,311	Siemens AG (Capital Goods)	58,788,274

		125,535,243

Italy – 2.5%
6,696,214	Enel SpA (Utilities)	57,985,927

Japan – 15.3%
1,188,800	ITOCHU Corp. (Capital Goods)	60,798,728
2,627,300	Murata Manufacturing Co.
	Ltd. (Technology Hardware & Equipment)	37,429,984
2,920,100	ORIX Corp. (Financial Services)	58,577,297
3,485,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	83,147,161
1,134,500	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	34,317,068
234,000	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	34,842,224
2,389,000	Toyota Motor Corp. (Automobiles & Components)	45,628,513

		354,740,975

Netherlands – 7.5%
2,058,102	ING Groep NV (Banks)	39,966,951
1,897,938	Koninklijke Ahold Delhaize NV (Consumer Staples Distribution & Retail)	77,927,593
12,020,072	Koninklijke KPN NV (Telecommunication Services)	55,915,655

		173,810,199

Shares	Description	Value

Common Stocks – (continued)

Singapore – 3.7%
1,507,650	DBS Group Holdings Ltd. (Banks)	$48,982,363
3,364,300	Singapore Exchange Ltd. (Financial Services)	37,010,195

		85,992,558

Spain – 4.6%
2,689,728	Banco Bilbao Vizcaya Argentaria SA (Banks)	36,913,959
3,881,581	Iberdrola SA (Utilities)	69,968,869

		106,882,828

Switzerland – 5.4%
25,982	Partners Group Holding AG (Financial Services)	34,043,480
127,411	Zurich Insurance Group AG (Insurance)	90,368,906

		124,412,386

Taiwan – 1.5%
1,231,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	34,879,836

United Kingdom – 16.6%
507,282	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	72,676,670
1,026,273	Coca-Cola Europacific Partners PLC (Food, Beverage & Tobacco)	93,124,012
8,230,524	HSBC Holdings PLC (Banks)	91,748,795
4,761,388	National Grid PLC (Utilities)	68,726,404
8,934,238	NatWest Group PLC (Banks)	57,467,617

		383,743,498

United States – 15.1%
285,665	Ferguson Enterprises, Inc. (Capital Goods)	48,465,924
4,489	Ferguson Enterprises, Inc. (Capital Goods)	762,273
367,510	Nestle SA (Food, Beverage & Tobacco)	39,116,803
558,144	Sanofi SA (Pharmaceuticals, Biotechnology & Life Sciences)	61,056,418
194,259	Schneider Electric SE (Capital Goods)	45,387,817
2,147,961	Shell PLC (Energy)	69,318,486
471,754	Swiss Re AG (Insurance)	84,681,872

		348,789,593

TOTAL COMMON STOCKS (Cost $1,864,318,603)		2,215,540,804

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Shares	Dividend Rate	Value

Investment Company – 3.7%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
85,453,120	4.248%	$85,453,120
(Cost $85,453,120)

TOTAL INVESTMENTS – 99.3% (Cost $1,949,771,723)		$2,300,993,924

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		16,160,972

NET ASSETS – 100.0%		$2,317,154,896

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company

Sector Name	% of Market Value

Financials	31.4%
Industrials	13.1
Consumer Staples	9.1
Utilities	8.6
Health Care	8.2
Information Technology	7.1
Energy	6.1
Communication Services	5.3
Consumer Discretionary	4.2
Investment Company	3.7
Materials	3.2

TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Assets and Liabilities April 30, 2025 (Unaudited)

	China Equity Fund	Emerging Markets Equity Fund	Emerging Markets Equity ex. China Fund

Assets:

Investments in unaffiliated issuers, at value (cost $24,316,030, $2,067,822,753 and $8,565,579, respectively)(a)	$32,446,947	$2,637,837,883	$10,428,555
Investments in affiliated issuers, at value (cost $–, $4,193,129 and $7, respectively)	—	4,193,129	7
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	3,035,500	—
Cash	414,414	6,238,638	133,434
Foreign Currency, at value (cost $42,714, $12,237,653 and $88,878, respectively)	42,388	12,252,290	89,081
Receivables:
Investments sold	525,198	6,969,883	1,156
Dividends	57,425	1,034,701	9,371
Reimbursement from investment adviser	12,693	—	12,987
Fund shares sold	2,675	593,647	—
Securities lending income	901	25,003	—
Foreign tax reclaims	—	467,569	1,215
Other assets	53,971	83,161	74,725

Total assets	33,556,612	2,672,731,404	10,750,531

Liabilities:

Payables:
Investments purchased	526,598	17,820,718	3,125
Fund shares redeemed	81,761	1,717,308	—
Management fees	13,295	944,618	3,785
Distribution and Service fees and Transfer Agency fees	1,895	27,567	216
Payable upon return of securities loaned	—	3,035,500	—
Foreign capital gains taxes	—	21,403,439	123,273
Accrued expenses	96,324	438,722	61,596

Total liabilities	719,873	45,387,872	191,995

Net Assets:

Paid-in capital	74,509,615	3,076,617,311	9,175,740
Total distributable earnings (loss)	(41,672,877)	(449,273,779)	1,382,796

NET ASSETS	$32,836,738	$2,627,343,532	$10,558,536
Net Assets:
Class A	$8,704,173	$119,379,277	$130,895
Class C	381,484	7,686,231	59,115
Institutional	5,559,974	1,923,613,786	6,993,486
Service	—	19,632,739	—
Investor	104,225	66,605,179	60,504
Class R6	552,874	100,079,000	60,705
Class R	—	—	59,821
Class P	17,534,008	390,347,320	3,194,010
Total Net Assets	$32,836,738	$2,627,343,532	$10,558,536
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	413,444	5,425,326	11,057
Class C	20,922	397,722	5,013
Institutional	243,354	81,247,777	589,668
Service	—	928,615	—
Investor	4,591	2,832,832	5,104
Class R6	24,296	4,208,197	5,118
Class R	—	—	5,055
Class P	770,115	16,409,568	269,536
Net asset value, offering and redemption price per share:(b)
Class A	$21.05	$22.00	$11.84
Class C	18.23	19.33	11.79
Institutional	22.85	23.68	11.86
Service	—	21.14	—
Investor	22.70	23.51	11.85
Class R6	22.76	23.78	11.86
Class R	—	—	11.83
Class P	22.77	23.79	11.85

(a)	Includes loaned securities having a market value of $–, $2,844,492 and $– for China Equity Fund, Emerging Markets Equity Fund and Emerging Markets Equity ex. China Fund, respectively.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Assets and Liabilities (continued) April 30, 2025 (Unaudited)

(b)

Maximum public offering price per share for Class A Shares of the China Equity Fund, Emerging Markets Equity Fund and Emerging Markets Equity ex. China Fund is $22.28, $23.28 and $12.53, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Assets and Liabilities (continued) April 30, 2025 (Unaudited)

	ESG Emerging Markets Equity Fund	International Equity ESG Fund	International Equity Income Fund

Assets:

Investments in unaffiliated issuers, at value (cost $17,027,524, $795,807,098 and $1,864,318,603, respectively)	$21,685,860	$964,784,897	$2,215,540,804
Investments in affiliated issuers, at value (cost $261, $14,366,058 and $85,453,120, respectively)	261	14,366,058	85,453,120
Cash	—	517,559	50,001
Foreign Currency, at value (cost $135,608, $– and $2,122, respectively)	138,275	—	1,988
Receivables:
Investments sold	35,763	—	—
Reimbursement from investment adviser	15,779	25,760	22,390
Dividends	8,908	2,910,905	6,658,636
Foreign tax reclaims	2,796	2,697,058	5,284,106
Fund shares sold	2,479	2,053,476	6,083,848
Securities lending income	—	7,882	13,946
Other assets	80,275	67,753	156,299

Total assets	21,970,396	987,431,348	2,319,265,138

Liabilities:

Payables:
Foreign capital gains taxes	179,071	—	—
Investments purchased	90,965	—	—
Due to custodian	81,602	—	—
Management fees	7,848	321,255	677,680
Distribution and Service fees and Transfer Agency fees	672	25,445	68,460
Fund shares redeemed	—	970,881	1,335,767
Foreign bank overdraft (cost $–, $9,904 and $–, respectively)	—	11,798	—
Accrued expenses	28,845	113,925	28,335

Total liabilities	389,003	1,443,304	2,110,242

Net Assets:

Paid-in capital	86,372,360	844,920,140	1,914,727,224
Total distributable earnings (loss)	(64,790,967)	141,067,904	402,427,672

NET ASSETS	$21,581,393	$985,988,044	$2,317,154,896
Net Assets:
Class A	$1,763,355	$76,506,772	$90,804,203
Class C	83,861	7,045,978	6,225,724
Institutional	15,199,429	587,542,952	1,379,147,666
Service	—	1,027,760	—
Investor	428,602	117,757,205	582,490,342
Class R6	46,175	98,412,396	173,666,476
Class R	146,390	—	1,716,930
Class P	3,913,581	97,694,981	83,103,555
Total Net Assets	$21,581,393	$985,988,044	$2,317,154,896
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	173,101	2,604,965	4,826,655
Class C	8,469	262,706	383,529
Institutional	1,490,302	19,464,501	68,923,906
Service	—	33,477	—
Investor	42,039	3,929,230	31,071,810
Class R6	4,521	3,280,555	8,692,996
Class R	14,530	—	90,804
Class P	383,610	3,255,400	4,161,616
Net asset value, offering and redemption price per share:(a)
Class A	$10.19	$29.37	$18.81
Class C	9.90	26.82	16.23
Institutional	10.20	30.19	20.01
Service	—	30.70	—
Investor	10.20	29.97	18.75
Class R6	10.21	30.00	19.98
Class R	10.08	—	18.91
Class P	10.20	30.01	19.97

(a)

Maximum public offering price per share for Class A Shares of the ESG Emerging Markets Equity Fund, International Equity ESG Fund and International Equity Income Fund is $10.78, $31.08 and $19.90, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Operations For the Six Months Ended April 30, 2025 (Unaudited)

	China Equity Fund	Emerging Markets Equity Fund	Emerging Markets Equity ex. China Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $21,249, $3,081,639 and $17,634, respectively)	$225,171	$19,886,444	$108,921

Dividends — affiliated issuers	1,248	98,259	377

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	918	25,517	—

Total Investment Income	227,337	20,010,220	109,298

Expenses:

Management fees	169,769	13,297,412	50,035

Professional fees	51,485	74,892	63,984

Custody, accounting and administrative services	44,894	971,490	17,704

Registration fees	40,688	65,960	53,914

Printing and mailing costs	15,135	110,272	6,638

Trustee fees	13,572	16,459	13,509

Distribution and/or Service (12b-1) fees(a)	12,633	202,131	514

Transfer Agency fees(a)	10,930	620,737	2,191

Service fees — Class C	650	10,507	74

Shareholder Administration fees — Service Shares	—	23,639	—

Other	1,429	56,693	4,523

Total expenses	361,185	15,450,192	213,086

Less — expense reductions	(158,079)	(1,052,109)	(154,115)

Net expenses	203,106	14,398,083	58,971

NET INVESTMENT INCOME	24,231	5,612,137	50,327

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	1,325,520	37,075,955	(163,972)

Foreign currency transactions	(4,282)	(1,095,583)	23,191

Futures contracts	4,185	—	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $–, $(6,482,605) and $(42,717), respectively)	424,224	(74,999,558)	(347,869)

Foreign currency translations	35	162,043	3,163

Net realized and unrealized gain (loss)	1,749,682	(38,857,143)	(485,487)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,773,913	$(33,245,006)	$(435,160)

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P

China Equity Fund	$10,683	$1,950	$–	$–	$6,410	$390	$1,271	$–	$99	$78	$–	$2,682

Emerging Markets Equity Fund	146,970	31,522	23,639	–	88,182	6,305	389,122	3,782	57,063	15,774	–	60,509

Emerging Markets Equity ex. China Fund	144	221	–	149	86	44	1,389	–	45	9	45	573

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Operations (continued) For the Six Months Ended April 30, 2025 (Unaudited)

	ESG Emerging Markets Equity Fund	International Equity ESG Fund	International Equity Income Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $26,387, $1,119,385 and $4,331,427, respectively)	$156,145	$11,842,450	$42,773,361

Dividends — affiliated issuers	3,621	255,412	1,012,278

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	—	13,577	24,325

Total Investment Income	159,766	12,111,439	43,809,964

Expenses:

Management fees	107,953	4,180,876	7,291,559

Professional fees	58,781	92,496	77,043

Custody, accounting and administrative services	53,496	132,297	182,637

Registration fees	45,622	61,716	126,347

Printing and mailing costs	15,756	53,919	61,649

Trustee fees	13,499	14,660	15,378

Transfer Agency fees(a)	5,562	300,896	689,606

Distribution and/or Service (12b-1) fees(a)	3,021	130,735	122,692

Service fees — Class C	103	8,607	6,998

Shareholder Administration fees — Service Shares	—	1,455	—

Other	9,252	25,783	29,949

Total expenses	313,045	5,003,440	8,603,858

Less — expense reductions	(192,892)	(563,962)	(482,790)

Net expenses	120,153	4,439,478	8,121,068

NET INVESTMENT INCOME	39,613	7,671,961	35,688,896

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(81,277)	10,041,211	33,291,652

Foreign currency transactions	(9,614)	(216,133)	(725,870)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $(31,404), $– and $–, respectively)	(177,315)	49,843,974	145,414,234

Foreign currency translations	4,291	352,984	560,281

Net realized and unrealized gain (loss)	(263,915)	60,022,036	178,540,297

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(224,302)	$67,693,997	$214,229,193

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P

ESG Emerging Markets Equity Fund	$2,241	$309	$–	$471	$1,344	$62	$3,046	$–	$322	$7	$141	$640

International Equity ESG Fund	103,459	25,820	1,456	–	62,076	5,164	117,607	233	87,351	14,558	–	13,907

International Equity Income Fund	97,751	20,993	–	3,948	58,650	4,198	229,750	–	366,563	19,090	1,185	10,170

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Changes in Net Assets

	China Equity Fund		Emerging Markets Equity Fund

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024

From operations:

Net investment income	$24,231	$527,538	$5,612,137	$32,130,183

Net realized gain (loss)	1,325,423	(6,590,687)	35,980,372	(43,626,573)

Net change in unrealized gain (loss)	424,259	10,414,816	(74,837,515)	597,889,474

Net increase (decrease) in net assets resulting from operations	1,773,913	4,351,667	(33,245,006)	586,393,084

Distributions to shareholders:

From distributable earnings:

Class A Shares	(118,541)	(78,216)	(1,016,465)	(1,171,626)

Class C Shares	(1,861)	(838)	–	(54,328)

Institutional Shares	(105,678)	(79,737)	(20,960,093)	(25,625,540)

Service Shares	–	–	(124,858)	(170,765)

Investor Shares	(2,898)	(1,342)	(802,265)	(1,299,258)

Class R6 Shares	(8,253)	(6,706)	(1,166,910)	(1,579,416)

Class P Shares	(283,207)	(366,992)	(4,436,977)	(6,102,843)

Total distributions to shareholders	(520,438)	(533,831)	(28,507,568)	(36,003,776)

From share transactions:

Proceeds from sales of shares	3,702,450	10,537,290	202,510,973	621,504,121

Reinvestment of distributions	516,667	524,821	26,482,816	33,534,121

Cost of shares redeemed	(8,530,447)	(28,742,050)	(398,799,394)	(947,977,680)

Net decrease in net assets resulting from share transactions	(4,311,330)	(17,679,939)	(169,805,605)	(292,939,438)

TOTAL INCREASE (DECREASE)	(3,057,855)	(13,862,103)	(231,558,179)	257,449,870

Net Assets:

Beginning of period	$35,894,593	$49,756,696	$2,858,901,711	$2,601,451,841

End of period	$32,836,738	$35,894,593	$2,627,343,532	$2,858,901,711

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Changes in Net Assets (continued)

	Emerging Markets Equity ex. China Fund		ESG Emerging Markets Equity Fund

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024

From operations:

Net investment income	$50,327	$116,720	$39,613	$253,740

Net realized loss	(140,781)	(113,302)	(90,891)	(561,439)

Net change in unrealized gain (loss)	(344,706)	2,172,384	(173,024)	5,572,560

Net increase (decrease) in net assets resulting from operations	(435,160)	2,175,802	(224,302)	5,264,861

Distributions to shareholders:

From distributable earnings:

Class A Shares	(841)	(396)	(11,780)	(23,675)

Class C Shares	–	–	(43)	(389)

Institutional Shares	(76,982)	(56,292)	(136,755)	(236,421)

Investor Shares	(605)	(461)	(3,481)	(8,507)

Class R6 Shares	(674)	(532)	(404)	(349)

Class R Shares	(296)	(188)	(921)	(2,902)

Class P Shares	(45,633)	(33,781)	(38,616)	(101,718)

Total distributions to shareholders	(125,031)	(91,650)	(192,000)	(373,961)

From share transactions:

Proceeds from sales of shares	106,053	2,319,386	1,268,962	3,409,377

Reinvestment of distributions	125,032	91,651	191,875	373,737

Cost of shares redeemed	(1,208,513)	(614,963)	(2,346,044)	(11,102,107)

Net increase (decrease) in net assets resulting from share transactions	(977,428)	1,796,074	(885,207)	(7,318,993)

TOTAL INCREASE (DECREASE)	(1,537,619)	3,880,226	(1,301,509)	(2,428,093)

Net Assets:

Beginning of period	$12,096,155	$8,215,929	$22,882,902	$25,310,995

End of period	$10,558,536	$12,096,155	$21,581,393	$22,882,902

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Changes in Net Assets (continued)

	International Equity ESG Fund		International Equity Income Fund

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024

From operations:

Net investment income	$7,671,961	$19,249,204	$35,688,896	$44,683,819

Net realized gain	9,825,078	1,388,336	32,565,782	3,429,536

Net change in unrealized gain	50,196,958	170,924,328	145,974,515	208,879,974

Net increase in net assets resulting from operations	67,693,997	191,561,868	214,229,193	256,993,329

Distributions to shareholders:

From distributable earnings:

Class A Shares	(2,086,643)	(1,671,550)	(337,308)	(2,477,947)

Class C Shares	(107,234)	(67,969)	–	(157,719)

Institutional Shares	(15,211,477)	(9,517,753)	(8,257,544)	(29,355,570)

Service Shares	(24,820)	(10,514)	–	–

Investor Shares	(2,919,686)	(1,780,835)	(3,344,495)	(12,925,592)

Class R6 Shares	(2,439,527)	(1,652,881)	(807,684)	(2,576,510)

Class R Shares	–	–	(5,832)	(33,162)

Class P Shares	(2,312,822)	(1,569,940)	(466,966)	(1,910,659)

Total distributions to shareholders	(25,102,209)	(16,271,442)	(13,219,829)	(49,437,159)

From share transactions:

Proceeds from sales of shares	144,509,370	338,348,301	678,134,723	734,224,622

Reinvestment of distributions	18,628,566	12,269,837	13,105,017	49,006,081

Cost of shares redeemed	(290,873,105)	(393,895,485)	(290,413,378)	(349,973,827)

Net increase (decrease) in net assets resulting from share transactions	(127,735,169)	(43,277,347)	400,826,362	433,256,876

TOTAL INCREASE (DECREASE)	(85,143,381)	132,013,079	601,835,726	640,813,046

Net Assets:

Beginning of period	$1,071,131,425	$939,118,346	$1,715,319,170	$1,074,506,124

End of period	$985,988,044	$1,071,131,425	$2,317,154,896	$1,715,319,170

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	China Equity Fund

	Class A Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$20.30		$18.09	$16.62	$35.80	$36.99	$25.87

Net investment income (loss)(a)	(0.01)		0.21	0.02	(0.15)	(0.15)	(0.07)

Net realized and unrealized gain (loss)	1.03		2.16	1.45	(16.89)	0.93	11.35

Total from investment operations	1.02		2.37	1.47	(17.04)	0.78	11.28

Distributions to shareholders from net investment income	(0.27)		(0.16)	–	–	–	(0.16)

Distributions to shareholders from net realized gains	–		–	–	(2.14)	(1.97)	–

Total distributions	(0.27)		(0.16)	–	(2.14)	(1.97)	(0.16)

Net asset value, end of period	$21.05		$20.30	$18.09	$16.62	$35.80	$36.99

Total Return(b)	5.10%		13.30%	8.91%	(50.53)%	1.96%	43.67%

Net assets, end of period (in 000’s)	$8,704		$8,409	$9,149	$9,664	$22,002	$18,617

Ratio of net expenses to average net assets	1.45	%(c)	1.46%	1.48%	1.47%	1.45%	1.47%

Ratio of total expenses to average net assets	2.38	%(c)	2.30%	1.92%	1.81%	1.77%	2.11%

Ratio of net investment income (loss) to average net assets	(0.10	)%(c)	1.15%	0.11%	(0.55)%	(0.38)%	(0.24)%

Portfolio turnover rate(d)	25%		70%	73%	37%	46%	106%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	China Equity Fund

	Class C Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$17.46		$15.55	$14.39	$31.53	$33.03	$23.14

Net investment income (loss)(a)	(0.08)		0.06	(0.12)	(0.36)	(0.40)	(0.26)

Net realized and unrealized gain (loss)	0.91		1.87	1.28	(14.64)	0.87	10.15

Total from investment operations	0.83		1.93	1.16	(15.00)	0.47	9.89

Distributions to shareholders from net investment income	(0.06)		(0.02)	–	–	–	–

Distributions to shareholders from net realized gains	–		–	–	(2.14)	(1.97)	–

Total distributions	(0.06)		(0.02)	–	(2.14)	(1.97)	–

Net asset value, end of period	$18.23		$17.46	$15.55	$14.39	$31.53	$33.03

Total Return(b)	4.76%		12.40%	8.06%	(50.89)%	1.22%	42.60%

Net assets, end of period (in 000’s)	$381		$754	$831	$1,042	$1,737	$973

Ratio of net expenses to average net assets	2.20	%(c)	2.21%	2.23%	2.22%	2.20%	2.21%

Ratio of total expenses to average net assets	3.14	%(c)	3.06%	2.68%	2.56%	2.54%	2.85%

Ratio of net investment income (loss) to average net assets	(0.94	)%(c)	0.40%	(0.67)%	(1.56)%	(1.17)%	(0.98)%

Portfolio turnover rate(d)	25%		70%	73%	37%	46%	106%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	China Equity Fund

	Institutional Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$22.03		$19.63	$18.01	$38.50	$39.52	$27.63

Net investment income(a)	0.02		0.29	0.10	0.01	0.03	0.05

Net realized and unrealized gain (loss)	1.14		2.34	1.57	(18.36)	0.92	12.09

Total from investment operations	1.16		2.63	1.67	(18.35)	0.95	12.14

Distributions to shareholders from net investment income	(0.34)		(0.23)	(0.05)	–	–	(0.25)

Distributions to shareholders from net realized gains	–		–	–	(2.14)	(1.97)	–

Total distributions	(0.34)		(0.23)	(0.05)	(2.14)	(1.97)	(0.25)

Net asset value, end of period	$22.85		$22.03	$19.63	$18.01	$38.50	$39.52

Total Return(b)	5.32%		13.68%	9.24%	(50.35)%	2.28%	44.13%

Net assets, end of period (in 000’s)	$5,560		$6,843	$6,778	$8,320	$23,762	$10,824

Ratio of net expenses to average net assets	1.09	%(c)	1.11%	1.16%	1.15%	1.15%	1.15%

Ratio of total expenses to average net assets	2.03	%(c)	1.95%	1.56%	1.44%	1.40%	1.74%

Ratio of net investment income to average net assets	0.22	%(c)	1.50%	0.46%	0.03%	0.07%	0.17%

Portfolio turnover rate(d)	25%		70%	73%	37%	46%	106%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	China Equity Fund

	Investor Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$21.90		$19.47	$17.87	$38.24	$39.28	$27.46

Net investment income (loss)(a)	–	(b)	0.18	0.08	(0.06)	(0.01)	0.01

Net realized and unrealized gain (loss)	1.12		2.43	1.56	(18.17)	0.94	12.03

Total from investment operations	1.12		2.61	1.64	(18.23)	0.93	12.04

Distributions to shareholders from net investment income	(0.32)		(0.18)	(0.04)	–	–	(0.22)

Distributions to shareholders from net realized gains	–		–	–	(2.14)	(1.97)	–

Total distributions	(0.32)		(0.18)	(0.04)	(2.14)	(1.97)	(0.22)

Net asset value, end of period	$22.70		$21.90	$19.47	$17.87	$38.24	$39.28

Total Return(c)	5.25%		13.60%	9.19%	(50.40)%	2.22%	44.01%

Net assets, end of period (in 000’s)	$104		$211	$262	$298	$636	$762

Ratio of net expenses to average net assets	1.20	%(d)	1.21%	1.23%	1.22%	1.20%	1.22%

Ratio of total expenses to average net assets	2.14	%(d)	2.03%	1.68%	1.56%	1.49%	1.86%

Ratio of net investment income (loss) to average net assets	(0.02	)%(d)	0.94%	0.37%	(0.20)%	(0.02)%	0.04%

Portfolio turnover rate(e)	25%		70%	73%	37%	46%	106%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	China Equity Fund

	Class R6 Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$21.95		$19.56	$17.95	$38.37	$39.39	$27.54

Net investment income (loss)(a)	0.03		0.29	0.11	(0.05)	0.03	(0.02)

Net realized and unrealized gain (loss)	1.12		2.33	1.56	(18.23)	0.92	12.13

Total from investment operations	1.15		2.62	1.67	(18.28)	0.95	12.11

Distributions to shareholders from net investment income	(0.34)		(0.23)	(0.06)	–	–	(0.26)

Distributions to shareholders from net realized gains	–		–	–	(2.14)	(1.97)	–

Total distributions	(0.34)		(0.23)	(0.06)	(2.14)	(1.97)	(0.26)

Net asset value, end of period	$22.76		$21.95	$19.56	$17.95	$38.37	$39.39

Total Return(b)	5.35%		13.63%	9.32%	(50.37)%	2.29%	44.15%

Net assets, end of period (in 000’s)	$553		$531	$659	$734	$1,389	$631

Ratio of net expenses to average net assets	1.08	%(c)	1.10%	1.15%	1.14%	1.14%	1.14%

Ratio of total expenses to average net assets	2.01	%(c)	1.93%	1.55%	1.43%	1.38%	1.71%

Ratio of net investment income (loss) to average net assets	0.27	%(c)	1.48%	0.51%	(0.18)%	0.08%	(0.07)%

Portfolio turnover rate(d)	25%		70%	73%	37%	46%	106%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	China Equity Fund

	Class P Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$21.96		$19.57	$17.95	$38.39	$39.40	$27.55

Net investment income (loss)(a)	0.03		0.28	0.10	(0.02)	– (b)	0.01

Net realized and unrealized gain (loss)	1.12		2.34	1.58	(18.28)	0.96	12.10

Total from investment operations	1.15		2.62	1.68	(18.30)	0.96	12.11

Distributions to shareholders from net investment income	(0.34)		(0.23)	(0.06)	–	–	(0.26)

Distributions to shareholders from net realized gains	–		–	–	(2.14)	(1.97)	–

Total distributions	(0.34)		(0.23)	(0.06)	(2.14)	(1.97)	(0.26)

Net asset value, end of period	$22.77		$21.96	$19.57	$17.95	$38.39	$39.40

Total Return(c)	5.34%		13.63%	9.31%	(50.35)%	2.26%	44.17%

Net assets, end of period (in 000’s)	$17,534		$19,147	$32,077	$36,651	$90,250	$56,345

Ratio of net expenses to average net assets	1.08	%(d)	1.11%	1.15%	1.14%	1.14%	1.14%

Ratio of total expenses to average net assets	2.02	%(d)	1.92%	1.55%	1.43%	1.39%	1.71%

Ratio of net investment income (loss) to average net assets	0.26	%(d)	1.45%	0.46%	(0.07)%	0.01%	0.04%

Portfolio turnover rate(e)	25%		70%	73%	37%	46%	106%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Fund

	Class A Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$22.48		$18.37	$16.80	$28.53	$23.76	$20.35

Net investment income (loss)(a)	0.02		0.19	0.13	0.08	(0.02)	0.11

Net realized and unrealized gain (loss)	(0.31)		4.13	1.44	(11.63)	4.81	3.49

Total from investment operations	(0.29)		4.32	1.57	(11.55)	4.79	3.60

Distributions to shareholders from net investment income	(0.19)		(0.21)	–	(0.18)	(0.02)	(0.19)

Net asset value, end of period	$22.00		$22.48	$18.37	$16.80	$28.53	$23.76

Total Return(b)	(1.24)%		23.66%	9.35%	(40.71)%	20.11%	17.77%

Net assets, end of period (in 000’s)	$119,379		$121,954	$104,938	$165,155	$265,040	$247,765

Ratio of net expenses to average net assets	1.35	%(c)	1.33%	1.33%	1.31%	1.34%	1.49%

Ratio of total expenses to average net assets	1.49	%(c)	1.50%	1.48%	1.47%	1.48%	1.54%

Ratio of net investment income (loss) to average net assets	0.15	%(c)	0.92%	0.66%	0.37%	(0.08)%	0.51%

Portfolio turnover rate(d)	18%		36%	32%	51%	52%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Fund

	Class C Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$19.65		$16.06	$14.80	$25.23	$21.16	$18.12

Net investment income (loss)(a)	(0.06)		0.02	(0.01)	(0.07)	(0.21)	(0.06)

Net realized and unrealized gain (loss)	(0.26)		3.64	1.27	(10.28)	4.28	3.12

Total from investment operations	(0.32)		3.66	1.26	(10.35)	4.07	3.06

Distributions to shareholders from net investment income	–		(0.07)	–	(0.08)	–	(0.02)

Net asset value, end of period	$19.33		$19.65	$16.06	$14.80	$25.23	$21.16

Total Return(b)	(1.63)%		22.76%	8.51%	(41.14)%	19.23%	16.85%

Net assets, end of period (in 000’s)	$7,686		$9,697	$14,191	$18,128	$36,367	$23,425

Ratio of net expenses to average net assets	2.10	%(c)	2.08%	2.08%	2.06%	2.09%	2.24%

Ratio of total expenses to average net assets	2.24	%(c)	2.24%	2.23%	2.22%	2.23%	2.29%

Ratio of net investment income (loss) to average net assets	(0.64	)%(c)	0.11%	(0.07)%	(0.36)%	(0.81)%	(0.34)%

Portfolio turnover rate(d)	18%		36%	32%	51%	52%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Fund

	Institutional Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$24.20		$19.77	$18.07	$30.67	$25.54	$21.85

Net investment income(a)	0.05		0.27	0.21	0.17	0.07	0.21

Net realized and unrealized gain (loss)	(0.32)		4.45	1.53	(12.49)	5.15	3.73

Total from investment operations	(0.27)		4.72	1.74	(12.32)	5.22	3.94

Distributions to shareholders from net investment income	(0.25)		(0.29)	(0.04)	(0.28)	(0.09)	(0.25)

Net asset value, end of period	$23.68		$24.20	$19.77	$18.07	$30.67	$25.54

Total Return(b)	(1.13)%		24.09%	9.65%	(40.52)%	20.51%	18.11%

Net assets, end of period (in 000’s)	$1,923,614		$2,081,734	$1,804,776	$1,798,319	$2,699,332	$1,479,859

Ratio of net expenses to average net assets	1.05	%(c)	1.03%	1.03%	1.00%	1.03%	1.16%

Ratio of total expenses to average net assets	1.13	%(c)	1.14%	1.12%	1.10%	1.11%	1.17%

Ratio of net investment income to average net assets	0.44	%(c)	1.19%	1.00%	0.70%	0.24%	0.93%

Portfolio turnover rate(d)	18%		36%	32%	51%	52%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Fund

	Service Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$21.58		$17.64	$16.17	$27.54	$22.97	$19.68

Net investment income (loss)(a)	(0.01)		0.14	0.09	0.04	(0.07)	0.07

Net realized and unrealized gain (loss)	(0.29)		3.98	1.38	(11.20)	4.64	3.38

Total from investment operations	(0.30)		4.12	1.47	(11.16)	4.57	3.45

Distributions to shareholders from net investment income	(0.14)		(0.18)	–	(0.21)	–	(0.16)

Net asset value, end of period	$21.14		$21.58	$17.64	$16.17	$27.54	$22.97

Total Return(b)	(1.33)%		23.43%	9.09%	(40.80)%	19.90%	17.55%

Net assets, end of period (in 000’s)	$19,633		$19,672	$17,321	$19,903	$32,940	$26,329

Ratio of net expenses to average net assets	1.55	%(c)	1.53%	1.53%	1.50%	1.53%	1.65%

Ratio of total expenses to average net assets	1.63	%(c)	1.64%	1.62%	1.60%	1.61%	1.67%

Ratio of net investment income (loss) to average net assets	(0.05	)%(c)	0.72%	0.49%	0.19%	(0.26)%	0.35%

Portfolio turnover rate(d)	18%		36%	32%	51%	52%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Fund

	Investor Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$24.03		$19.62	$17.92	$30.43	$25.33	$21.66

Net investment income(a)	0.04		0.24	0.19	0.17	0.06	0.16

Net realized and unrealized gain (loss)	(0.32)		4.44	1.53	(12.42)	5.11	3.73

Total from investment operations	(0.28)		4.68	1.72	(12.25)	5.17	3.89

Distributions to shareholders from net investment income	(0.24)		(0.27)	(0.02)	(0.26)	(0.07)	(0.22)

Net asset value, end of period	$23.51		$24.03	$19.62	$17.92	$30.43	$25.33

Total Return(b)	(1.12)%		24.02%	9.60%	(40.56)%	20.43%	18.02%

Net assets, end of period (in 000’s)	$66,605		$80,605	$107,702	$140,457	$295,910	$147,386

Ratio of net expenses to average net assets	1.10	%(c)	1.08%	1.08%	1.06%	1.08%	1.24%

Ratio of total expenses to average net assets	1.24	%(c)	1.24%	1.23%	1.22%	1.23%	1.29%

Ratio of net investment income to average net assets	0.38	%(c)	1.09%	0.93%	0.69%	0.20%	0.70%

Portfolio turnover rate(d)	18%		36%	32%	51%	52%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Fund

	Class R6 Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$24.31		$19.86	$18.15	$30.81	$25.65	$21.94

Net investment income(a)	0.05		0.28	0.21	0.14	0.07	0.16

Net realized and unrealized gain (loss)	(0.33)		4.46	1.55	(12.52)	5.19	3.80

Total from investment operations	(0.28)		4.74	1.76	(12.38)	5.26	3.96

Distributions to shareholders from net investment income	(0.25)		(0.29)	(0.05)	(0.28)	(0.10)	(0.25)

Net asset value, end of period	$23.78		$24.31	$19.86	$18.15	$30.81	$25.65

Total Return(b)	(1.08)%		24.10%	9.64%	(40.51)%	20.51%	18.13%

Net assets, end of period (in 000’s)	$100,079		$113,102	$112,783	$132,040	$141,786	$53,424

Ratio of net expenses to average net assets	1.04	%(c)	1.02%	1.02%	0.99%	1.02%	1.15%

Ratio of total expenses to average net assets	1.12	%(c)	1.13%	1.11%	1.09%	1.10%	1.16%

Ratio of net investment income to average net assets	0.44	%(c)	1.23%	1.00%	0.59%	0.22%	0.71%

Portfolio turnover rate(d)	18%		36%	32%	51%	52%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Fund

	Class P Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$24.32		$19.86	$18.15	$30.81	$25.65	$21.94

Net investment income(a)	0.05		0.27	0.21	0.18	0.08	0.19

Net realized and unrealized gain (loss)	(0.33)		4.48	1.55	(12.56)	5.18	3.77

Total from investment operations	(0.28)		4.75	1.76	(12.38)	5.26	3.96

Distributions to shareholders from net investment income	(0.25)		(0.29)	(0.05)	(0.28)	(0.10)	(0.25)

Net asset value, end of period	$23.79		$24.32	$19.86	$18.15	$30.81	$25.65

Total Return(b)	(1.12)%		24.10%	9.67%	(40.51)%	20.50%	18.14%

Net assets, end of period (in 000’s)	$390,347		$432,138	$439,740	$491,281	$963,360	$471,690

Ratio of net expenses to average net assets	1.04	%(c)	1.02%	1.02%	0.99%	1.01%	1.15%

Ratio of total expenses to average net assets	1.12	%(c)	1.13%	1.11%	1.09%	1.10%	1.15%

Ratio of net investment income to average net assets	0.44	%(c)	1.20%	1.00%	0.72%	0.27%	0.86%

Portfolio turnover rate(d)	18%		36%	32%	51%	52%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity ex. China Fund

	Class A Shares

	Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024	Period Ended October 31, 2023(a)

Per Share Data

Net asset value, beginning of period	$12.38		$9.99	$10.00

Net investment income(b)	0.04		0.08	0.10

Net realized and unrealized gain (loss)	(0.49)		2.38	(0.08)

Total from investment operations	(0.45)		2.46	0.02

Distributions to shareholders from net investment income	(0.09)		(0.07)	(0.03)

Net asset value, end of period	$11.84		$12.38	$9.99

Total Return(c)	(3.62)%		24.59%	0.17%

Net assets, end of period (in 000’s)	$131		$117	$58

Ratio of net expenses to average net assets	1.40	%(d)	1.42%	1.41%(d)

Ratio of total expenses to average net assets	4.20	%(d)	4.61%	10.78%(d)

Ratio of net investment income to average net assets	0.67	%(d)	0.69%	1.03%(d)

Portfolio turnover rate(e)	15%		27%	26%

(a)	Commenced operations on December 6, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity ex. China Fund

	Class C Shares

	Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024	Period Ended October 31, 2023(a)

Per Share Data

Net asset value, beginning of period	$12.28		$9.93	$10.00

Net investment income (loss)(b)	(0.01)		(0.01)	0.02

Net realized and unrealized gain (loss)	(0.48)		2.36	(0.06)

Total from investment operations	(0.49)		2.35	(0.04)

Distributions to shareholders from net investment income	–		–	(0.03)

Net asset value, end of period	$11.79		$12.28	$9.93

Total Return(c)	(3.91)%		23.69%	(0.54)%

Net assets, end of period (in 000’s)	$59		$62	$50

Ratio of net expenses to average net assets	2.15	%(d)	2.16%	2.21%(d)

Ratio of total expenses to average net assets	4.93	%(d)	5.44%	11.66%(d)

Ratio of net investment income (loss) to average net assets	(0.16	)%(d)	(0.04)%	0.25%(d)

Portfolio turnover rate(e)	15%		27%	26%

(a)	Commenced operations on December 6, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity ex. China Fund

	Institutional Shares

	Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024	Period Ended October 31, 2023(a)

Per Share Data

Net asset value, beginning of period	$12.42		$10.03	$10.00

Net investment income(b)	0.06		0.13	0.13

Net realized and unrealized gain (loss)	(0.49)		2.37	(0.07)

Total from investment operations	(0.43)		2.50	0.06

Distributions to shareholders from net investment income	(0.13)		(0.11)	(0.03)

Net asset value, end of period	$11.86		$12.42	$10.03

Total Return(c)	(3.38)%		25.04%	0.46%

Net assets, end of period (in 000’s)	$6,993		$7,240	$5,056

Ratio of net expenses to average net assets	1.05	%(d)	1.06%	1.05%(d)

Ratio of total expenses to average net assets	3.83	%(d)	4.27%	10.46%(d)

Ratio of net investment income to average net assets	0.94	%(d)	1.07%	1.41%(d)

Portfolio turnover rate(e)	15%		27%	26%

(a)	Commenced operations on December 6, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity ex. China Fund

	Investor Shares

	Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024	Period Ended October 31, 2023(a)

Per Share Data

Net asset value, beginning of period	$12.40		$10.01	$10.00

Net investment income(b)	0.05		0.11	0.12

Net realized and unrealized gain (loss)	(0.48)		2.37	(0.09)

Total from investment operations	(0.43)		2.48	0.03

Distributions to shareholders from net investment income	(0.12)		(0.09)	(0.02)

Net asset value, end of period	$11.85		$12.40	$10.01

Total Return(c)	(3.48)%		24.91%	0.33%

Net assets, end of period (in 000’s)	$61		$63	$50

Ratio of net expenses to average net assets	1.15	%(d)	1.16%	1.17%(d)

Ratio of total expenses to average net assets	3.94	%(d)	4.44%	10.62%(d)

Ratio of net investment income to average net assets	0.84	%(d)	0.96%	1.29%(d)

Portfolio turnover rate(e)	15%		27%	26%

(a)	Commenced operations on December 6, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity ex. China Fund

	Class R6 Shares

	Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024	Period Ended October 31, 2023(a)

Per Share Data

Net asset value, beginning of period	$12.42		$10.03	$10.00

Net investment income(b)	0.06		0.13	0.13

Net realized and unrealized gain (loss)	(0.49)		2.37	(0.07)

Total from investment operations	(0.43)		2.50	0.06

Distributions to shareholders from net investment income	(0.13)		(0.11)	(0.03)

Net asset value, end of period	$11.86		$12.42	$10.03

Total Return(c)	(3.37)%		25.04%	0.48%

Net assets, end of period (in 000’s)	$61		$63	$50

Ratio of net expenses to average net assets	1.04	%(d)	1.05%	1.04%(d)

Ratio of total expenses to average net assets	3.82	%(d)	4.32%	10.49%(d)

Ratio of net investment income to average net assets	0.95	%(d)	1.07%	1.42%(d)

Portfolio turnover rate(e)	15%		27%	26%

(a)	Commenced operations on December 6, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity ex. China Fund

	Class R Shares

	Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024	Period Ended October 31, 2023(a)

Per Share Data

Net asset value, beginning of period	$12.35		$9.97	$10.00

Net investment income(b)	0.02		0.05	0.07

Net realized and unrealized gain (loss)	(0.48)		2.37	(0.07)

Total from investment operations	(0.46)		2.42	–(c)

Distributions to shareholders from net investment income	(0.06)		(0.04)	(0.03)

Net asset value, end of period	$11.83		$12.35	$9.97

Total Return(d)	(3.74)%		24.29%	(0.03)%

Net assets, end of period (in 000’s)	$60		$62	$50

Ratio of net expenses to average net assets	1.65	%(e)	1.67%	1.67%(e)

Ratio of total expenses to average net assets	4.44	%(e)	4.94%	11.12%(e)

Ratio of net investment income to average net assets	0.34	%(e)	0.46%	0.79%(e)

Portfolio turnover rate(f)	15%		27%	26%

(a)	Commenced operations on December 6, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity ex. China Fund

	Class P Shares

	Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024	Period Ended October 31, 2023(a)

Per Share Data

Net asset value, beginning of period	$12.41		$10.02	$10.00

Net investment income(b)	0.05		0.13	0.11

Net realized and unrealized gain (loss)	(0.48)		2.37	(0.06)

Total from investment operations	(0.43)		2.50	0.05

Distributions to shareholders from net investment income	(0.13)		(0.11)	(0.03)

Net asset value, end of period	$11.85		$12.41	$10.02

Total Return(c)	(3.37)%		24.95%	0.48%

Net assets, end of period (in 000’s)	$3,194		$4,489	$2,902

Ratio of net expenses to average net assets	1.04	%(d)	1.05%	1.04%(d)

Ratio of total expenses to average net assets	3.81	%(d)	4.25%	9.69%(d)

Ratio of net investment income to average net assets	0.88	%(d)	1.06%	1.20%(d)

Portfolio turnover rate(e)	15%		27%	26%

(a)	Commenced operations on December 6, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	ESG Emerging Markets Equity Fund

	Class A Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.38		$8.45	$7.84	$14.02	$11.73	$9.95

Net investment income (loss)(a)	–	(b)	0.08	0.06	0.04	(0.02)	–(b)

Net realized and unrealized gain (loss)	(0.13)		1.97	0.55	(5.28)	2.31	1.84

Total from investment operations	(0.13)		2.05	0.61	(5.24)	2.29	1.84

Distributions to shareholders from net investment income	(0.06)		(0.12)	– (b)	(0.04)	–	(0.06)

Distributions to shareholders from net realized gains	–		–	–	(0.90)	–	–

Total distributions	(0.06)		(0.12)	– (b)	(0.94)	–	(0.06)

Net asset value, end of period	$10.19		$10.38	$8.45	$7.84	$14.02	$11.73

Total Return(c)	(1.19)%		24.47%	7.79%	(39.89)%	19.52%	18.46%

Net assets, end of period (in 000’s)	$1,763		$1,889	$1,841	$1,979	$4,072	$92

Ratio of net expenses to average net assets	1.38	%(d)	1.38%	1.41%	1.44%	1.47%	1.49%

Ratio of total expenses to average net assets	3.16	%(d)	3.10%	3.04%	2.89%	3.64%	6.33%

Ratio of net investment income (loss) to average net assets	0.07	%(d)	0.83%	0.62%	0.39%	(0.17)%	0.02%

Portfolio turnover rate(e)	20%		34%	54%	65%	116%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	ESG Emerging Markets Equity Fund

	Class C Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.07		$8.19	$7.66	$13.77	$11.61	$9.87

Net investment income (loss)(a)	(0.03)		0.01	(0.01)	(0.07)	(0.14)	(0.09)

Net realized and unrealized gain (loss)	(0.13)		1.91	0.54	(5.14)	2.30	1.83

Total from investment operations	(0.16)		1.92	0.53	(5.21)	2.16	1.74

Distributions to shareholders from net investment income	(0.01)		(0.04)	–	–	–	–

Distributions to shareholders from net realized gains	–		–	–	(0.90)	–	–

Total distributions	(0.01)		(0.04)	–	(0.90)	–	–

Net asset value, end of period	$9.90		$10.07	$8.19	$7.66	$13.77	$11.61

Total Return(b)	(1.54)%		23.45%	6.92%	(40.29)%	18.60%	17.58%

Net assets, end of period (in 000’s)	$84		$85	$74	$117	$137	$58

Ratio of net expenses to average net assets	2.13	%(c)	2.13%	2.16%	2.19%	2.20%	2.24%

Ratio of total expenses to average net assets	3.91	%(c)	3.85%	3.80%	3.65%	3.64%	6.94%

Ratio of net investment income (loss) to average net assets	(0.67	)%(c)	0.09%	(0.07)%	(0.64)%	(0.96)%	(0.84)%

Portfolio turnover rate(d)	20%		34%	54%	65%	116%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	ESG Emerging Markets Equity Fund

	Institutional Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.40		$8.48	$7.87	$14.06	$11.77	$9.98

Net investment income(a)	0.02		0.11	0.08	0.09	0.01	0.03

Net realized and unrealized gain (loss)	(0.13)		1.96	0.57	(5.31)	2.32	1.85

Total from investment operations	(0.11)		2.07	0.65	(5.22)	2.33	1.88

Distributions to shareholders from net investment income	(0.09)		(0.15)	(0.04)	(0.07)	(0.04)	(0.09)

Distributions to shareholders from net realized gains	–		–	–	(0.90)	–	–

Total distributions	(0.09)		(0.15)	(0.04)	(0.97)	(0.04)	(0.09)

Net asset value, end of period	$10.20		$10.40	$8.48	$7.87	$14.06	$11.77

Total Return(b)	(1.02)%		24.72%	8.20%	(39.66)%	19.81%	18.91%

Net assets, end of period (in 000’s)	$15,199		$15,575	$16,404	$10,245	$5,008	$8,631

Ratio of net expenses to average net assets	1.06	%(c)	1.07%	1.08%	1.10%	1.14%	1.14%

Ratio of total expenses to average net assets	2.80	%(c)	2.75%	2.65%	2.27%	3.16%	5.83%

Ratio of net investment income to average net assets	0.40	%(c)	1.12%	0.90%	0.86%	0.06%	0.26%

Portfolio turnover rate(d)	20%		34%	54%	65%	116%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	ESG Emerging Markets Equity Fund

	Investor Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.39		$8.47	$7.87	$14.06	$11.76	$9.97

Net investment income(a)	0.02		0.12	0.08	0.06	0.01	0.02

Net realized and unrealized gain (loss)	(0.13)		1.94	0.55	(5.28)	2.32	1.85

Total from investment operations	(0.11)		2.06	0.63	(5.22)	2.33	1.87

Distributions to shareholders from net investment income	(0.08)		(0.14)	(0.03)	(0.07)	(0.03)	(0.08)

Distributions to shareholders from net realized gains	–		–	–	(0.90)	–	–

Total distributions	(0.08)		(0.14)	(0.03)	(0.97)	(0.03)	(0.08)

Net asset value, end of period	$10.20		$10.39	$8.47	$7.87	$14.06	$11.76

Total Return(b)	(1.12)%		24.66%	8.00%	(39.70)%	19.82%	18.79%

Net assets, end of period (in 000’s)	$429		$452	$503	$829	$1,088	$59

Ratio of net expenses to average net assets	1.13	%(c)	1.13%	1.16%	1.19%	1.22%	1.24%

Ratio of total expenses to average net assets	2.91	%(c)	2.84%	2.75%	2.64%	3.33%	5.94%

Ratio of net investment income to average net assets	0.32	%(c)	1.24%	0.93%	0.61%	0.08%	0.15%

Portfolio turnover rate(d)	20%		34%	54%	65%	116%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	ESG Emerging Markets Equity Fund

	Class R6 Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.42		$8.49	$7.87	$14.07	$11.77	$9.98

Net investment income(a)	0.02		0.10	0.09	0.11	0.02	0.03

Net realized and unrealized gain (loss)	(0.14)		1.98	0.56	(5.33)	2.32	1.85

Total from investment operations	(0.12)		2.08	0.65	(5.22)	2.34	1.88

Distributions to shareholders from net investment income	(0.09)		(0.15)	(0.03)	(0.08)	(0.04)	(0.09)

Distributions to shareholders from net realized gains	–		–	–	(0.90)	–	–

Total distributions	(0.09)		(0.15)	(0.03)	(0.98)	(0.04)	(0.09)

Net asset value, end of period	$10.21		$10.42	$8.49	$7.87	$14.07	$11.77

Total Return(b)	(1.00)%		24.68%	8.19%	(39.69)%	19.90%	18.92%

Net assets, end of period (in 000’s)	$46		$44	$19	$57	$17	$65

Ratio of net expenses to average net assets	1.05	%(c)	1.06%	1.08%	1.09%	1.13%	1.13%

Ratio of total expenses to average net assets	2.80	%(c)	2.77%	3.00%	2.05%	3.00%	5.84%

Ratio of net investment income to average net assets	0.42	%(c)	1.05%	0.97%	1.09%	0.13%	0.26%

Portfolio turnover rate(d)	20%		34%	54%	65%	116%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	ESG Emerging Markets Equity Fund

	Class R Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.26		$8.37	$7.78	$13.92	$11.68	$9.94

Net investment income (loss)(a)	(0.01)		0.05	0.04	0.02	(0.07)	(0.03)

Net realized and unrealized gain (loss)	(0.12)		1.94	0.55	(5.25)	2.31	1.83

Total from investment operations	(0.13)		1.99	0.59	(5.23)	2.24	1.80

Distributions to shareholders from net investment income	(0.05)		(0.10)	–	(0.01)	–	(0.06)

Distributions to shareholders from net realized gains	–		–	–	(0.90)	–	–

Total distributions	(0.05)		(0.10)	–	(0.91)	–	(0.06)

Net asset value, end of period	$10.08		$10.26	$8.37	$7.78	$13.92	$11.68

Total Return(b)	(1.37)%		24.02%	7.58%	(40.03)%	19.18%	18.11%

Net assets, end of period (in 000’s)	$146		$189	$214	$199	$267	$255

Ratio of net expenses to average net assets	1.63	%(c)	1.63%	1.65%	1.69%	1.72%	1.74%

Ratio of total expenses to average net assets	3.41	%(c)	3.35%	3.29%	3.10%	4.12%	6.53%

Ratio of net investment income (loss) to average net assets	(0.15	)%(c)	0.53%	0.39%	0.15%	(0.47)%	(0.34)%

Portfolio turnover rate(d)	20%		34%	54%	65%	116%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	ESG Emerging Markets Equity Fund

	Class P Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2020(a)
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$10.40		$8.48	$7.87	$14.07	$11.77	$10.87

Net investment income(b)	0.02		0.11	0.09	0.08	0.02	0.03

Net realized and unrealized gain (loss)	(0.13)		1.96	0.56	(5.30)	2.32	0.87

Total from investment operations	(0.11)		2.07	0.65	(5.22)	2.34	0.90

Distributions to shareholders from net investment income	(0.09)		(0.15)	(0.04)	(0.08)	(0.04)	–

Distributions to shareholders from net realized gains	–		–	–	(0.90)	–	–

Total distributions	(0.09)		(0.15)	(0.04)	(0.98)	(0.04)	–

Net asset value, end of period	$10.20		$10.40	$8.48	$7.87	$14.07	$11.77

Total Return(c)	(1.02)%		24.71%	8.20%	(39.69)%	19.92%	8.28%

Net assets, end of period (in 000’s)	$3,914		$4,648	$6,256	$13,651	$20,156	$86

Ratio of net expenses to average net assets	1.05	%(d)	1.06%	1.08%	1.10%	1.13%	1.08%(d)

Ratio of total expenses to average net assets	2.79	%(d)	2.72%	2.73%	2.46%	3.46%	6.51%(d)

Ratio of net investment income to average net assets	0.37	%(d)	1.10%	1.02%	0.73%	0.17%	0.30%(d)

Portfolio turnover rate(e)	20%		34%	54%	65%	116%	28%

(a)	Commenced operations on January 21, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	International Equity ESG Fund

	Class A Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023		2022	2021	2020

Per Share Data

Net asset value, beginning of period	$27.97		$23.61	$21.44		$30.27	$21.01	$20.67

Net investment income(a)	0.15	(b)	0.40	0.42	(c)	0.29	0.23	0.04

Net realized and unrealized gain (loss)	1.85		4.33	1.94		(7.31)	9.03	0.66

Total from investment operations	2.00		4.73	2.36		(7.02)	9.26	0.70

Distributions to shareholders from net investment income	(0.60)		(0.37)	(0.19)		(0.33)	– (d)	(0.36)

Distributions to shareholders from net realized gains	–		–	–		(1.48)	–	–

Total distributions	(0.60)		(0.37)	(0.19)		(1.81)	–	(0.36)

Net asset value, end of period	$29.37		$27.97	$23.61		$21.44	$30.27	$21.01

Total Return(e)	7.42%		20.14%	11.02%		(24.50)%	44.15%	3.30%

Net assets, end of period (in 000’s)	$76,507		$103,205	$108,276		$87,228	$62,250	$33,927

Ratio of net expenses to average net assets	1.17	%(f)	1.17%	1.18%		1.18%	1.18%	1.20%

Ratio of total expenses to average net assets	1.33	%(f)	1.32%	1.35%		1.36%	1.47%	1.69%

Ratio of net investment income to average net assets	1.13	%(b)(f)	1.46%	1.66	%(c)	1.19%	0.82%	0.21%

Portfolio turnover rate(g)	22%		43%	23%		35%	39%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.04% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity ESG Fund

	Class C Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023		2022	2021	2020

Per Share Data

Net asset value, beginning of period	$25.47		$21.54	$19.54		$27.80	$19.44	$19.16

Net investment income (loss)(a)	0.07	(b)	0.19	0.20	(c)	0.12	– (d)	(0.10)

Net realized and unrealized gain (loss)	1.67		3.93	1.80		(6.72)	8.36	0.60

Total from investment operations	1.74		4.12	2.00		(6.60)	8.36	0.50

Distributions to shareholders from net investment income	(0.39)		(0.19)	–		(0.18)	–	(0.22)

Distributions to shareholders from net realized gains	–		–	–		(1.48)	–	–

Total distributions	(0.39)		(0.19)	–		(1.66)	–	(0.22)

Net asset value, end of period	$26.82		$25.47	$21.54		$19.54	$27.80	$19.44

Total Return(e)	7.01%		19.20%	10.24%		(25.08)%	43.08%	2.53%

Net assets, end of period (in 000’s)	$7,046		$7,533	$7,639		$7,481	$8,953	$9,369

Ratio of net expenses to average net assets	1.92	%(f)	1.92%	1.93%		1.93%	1.93%	1.95%

Ratio of total expenses to average net assets	2.08	%(f)	2.07%	2.10%		2.11%	2.23%	2.44%

Ratio of net investment income (loss) to average net assets	0.54	%(b)(f)	0.75%	0.86	%(c)	0.52%	(0.01)%	(0.54)%

Portfolio turnover rate(g)	22%		43%	23%		35%	39%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.04% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity ESG Fund

	Institutional Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023		2022	2021	2020

Per Share Data

Net asset value, beginning of period	$28.80		$24.30	$22.03		$31.04	$21.53	$21.17

Net investment income(a)	0.23	(b)	0.52	0.50	(c)	0.44	0.35	0.15

Net realized and unrealized gain (loss)	1.86		4.43	2.01		(7.57)	9.23	0.63

Total from investment operations	2.09		4.95	2.51		(7.13)	9.58	0.78

Distributions to shareholders from net investment income	(0.70)		(0.45)	(0.24)		(0.40)	(0.07)	(0.42)

Distributions to shareholders from net realized gains	–		–	–		(1.48)	–	–

Total distributions	(0.70)		(0.45)	(0.24)		(1.88)	(0.07)	(0.42)

Net asset value, end of period	$30.19		$28.80	$24.30		$22.03	$31.04	$21.53

Total Return(d)	7.54%		20.50%	11.43%		(24.27)%	44.62%	3.62%

Net assets, end of period (in 000’s)	$587,543		$643,319	$530,652		$256,615	$111,615	$23,137

Ratio of net expenses to average net assets	0.86	%(e)	0.86%	0.86%		0.86%	0.86%	0.86%

Ratio of total expenses to average net assets	0.97	%(e)	0.96%	0.98%		0.98%	1.09%	1.33%

Ratio of net investment income to average net assets	1.60	%(b)(e)	1.84%	1.91	%(c)	1.77%	1.20%	0.72%

Portfolio turnover rate(f)	22%		43%	23%		35%	39%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.04% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity ESG Fund

	Service Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023		2022	2021	2020

Per Share Data

Net asset value, beginning of period	$29.22		$24.65	$22.38		$31.63	$22.00	$21.63

Net investment income(a)	0.13	(b)	0.37	0.40	(c)	0.32	0.17	0.01

Net realized and unrealized gain (loss)	1.93		4.51	2.02		(7.71)	9.46	0.70

Total from investment operations	2.06		4.88	2.42		(7.39)	9.63	0.71

Distributions to shareholders from net investment income	(0.58)		(0.31)	(0.15)		(0.38)	–	(0.34)

Distributions to shareholders from net realized gains	–		–	–		(1.48)	–	–

Total distributions	(0.58)		(0.31)	(0.15)		(1.86)	–	(0.34)

Net asset value, end of period	$30.70		$29.22	$24.65		$22.38	$31.63	$22.00

Total Return(d)	7.31%		19.91%	10.83%		(24.64)%	43.90%	3.16%

Net assets, end of period (in 000’s)	$1,028		$1,254	$893		$575	$260	$4

Ratio of net expenses to average net assets	1.36	%(e)	1.36%	1.36%		1.36%	1.36%	1.34%

Ratio of total expenses to average net assets	1.47	%(e)	1.46%	1.48%		1.48%	1.58%	1.79%

Ratio of net investment income to average net assets	0.94	%(b)(e)	1.28%	1.52	%(c)	1.27%	0.57%	0.07%

Portfolio turnover rate(f)	22%		43%	23%		35%	39%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.04% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity ESG Fund

	Investor Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023		2022	2021	2020

Per Share Data

Net asset value, beginning of period	$28.59		$24.12	$21.88		$30.85	$21.41	$21.06

Net investment income(a)	0.21	(b)	0.49	0.50	(c)	0.46	0.34	0.09

Net realized and unrealized gain (loss)	1.86		4.41	1.97		(7.55)	9.17	0.68

Total from investment operations	2.07		4.90	2.47		(7.09)	9.51	0.77

Distributions to shareholders from net investment income	(0.69)		(0.43)	(0.23)		(0.40)	(0.07)	(0.42)

Distributions to shareholders from net realized gains	–		–	–		(1.48)	–	–

Total distributions	(0.69)		(0.43)	(0.23)		(1.88)	(0.07)	(0.42)

Net asset value, end of period	$29.97		$28.59	$24.12		$21.88	$30.85	$21.41

Total Return(d)	7.53%		20.44%	11.31%		(24.30)%	44.52%	3.56%

Net assets, end of period (in 000’s)	$117,757		$120,244	$109,162		$78,730	$31,735	$1,298

Ratio of net expenses to average net assets	0.92	%(e)	0.92%	0.93%		0.93%	0.93%	0.95%

Ratio of total expenses to average net assets	1.08	%(e)	1.07%	1.10%		1.10%	1.20%	1.44%

Ratio of net investment income to average net assets	1.52	%(b)(e)	1.74%	1.93	%(c)	1.86%	1.15%	0.44%

Portfolio turnover rate(f)	22%		43%	23%		35%	39%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.04% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity ESG Fund

	Class R6 Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023		2022	2021	2020

Per Share Data

Net asset value, beginning of period	$28.63		$24.15	$21.90		$30.87	$21.41	$21.06

Net investment income(a)	0.23	(b)	0.50	0.51	(c)	0.44	0.36	0.14

Net realized and unrealized gain (loss)	1.84		4.43	1.99		(7.53)	9.17	0.64

Total from investment operations	2.07		4.93	2.50		(7.09)	9.53	0.78

Distributions to shareholders from net investment income	(0.70)		(0.45)	(0.25)		(0.40)	(0.07)	(0.43)

Distributions to shareholders from net realized gains	–		–	–		(1.48)	–	–

Total distributions	(0.70)		(0.45)	(0.25)		(1.88)	(0.07)	(0.43)

Net asset value, end of period	$30.00		$28.63	$24.15		$21.90	$30.87	$21.41

Total Return(d)	7.56%		20.55%	11.42%		(24.27)%	44.65%	3.63%

Net assets, end of period (in 000’s)	$98,412		$100,479	$86,937		$50,922	$15,095	$1,981

Ratio of net expenses to average net assets	0.85	%(e)	0.85%	0.85%		0.85%	0.85%	0.85%

Ratio of total expenses to average net assets	0.96	%(e)	0.95%	0.97%		0.97%	1.08%	1.32%

Ratio of net investment income to average net assets	1.66	%(b)(e)	1.80%	1.96	%(c)	1.81%	1.23%	0.69%

Portfolio turnover rate(f)	22%		43%	23%		35%	39%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.04% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity ESG Fund

	Class P Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023		2022	2021	2020

Per Share Data

Net asset value, beginning of period	$28.64		$24.16	$21.91		$30.87	$21.42	$21.05

Net investment income(a)	0.23	(b)	0.50	0.50	(c)	0.39	0.33	0.11

Net realized and unrealized gain (loss)	1.84		4.43	1.99		(7.47)	9.19	0.69

Total from investment operations	2.07		4.93	2.49		(7.08)	9.52	0.80

Distributions to shareholders from net investment income	(0.70)		(0.45)	(0.24)		(0.40)	(0.07)	(0.43)

Distributions to shareholders from net realized gains	–		–	–		(1.48)	–	–

Total distributions	(0.70)		(0.45)	(0.24)		(1.88)	(0.07)	(0.43)

Net asset value, end of period	$30.01		$28.64	$24.16		$21.91	$30.87	$21.42

Total Return(d)	7.56%		20.54%	11.39%		(24.25)%	44.64%	3.67%

Net assets, end of period (in 000’s)	$97,695		$95,097	$95,559		$89,831	$132,657	$64,838

Ratio of net expenses to average net assets	0.85	%(e)	0.85%	0.85%		0.85%	0.85%	0.86%

Ratio of total expenses to average net assets	0.96	%(e)	0.95%	0.97%		0.98%	1.09%	1.30%

Ratio of net investment income to average net assets	1.66	%(b)(e)	1.80%	1.93	%(c)	1.52%	1.16%	0.55%

Portfolio turnover rate(f)	22%		43%	23%		35%	39%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.04% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Income Fund

	Class A Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$17.04		$14.42	$12.47	$15.13	$11.54	$13.50

Net investment income(a)	0.30		0.45	0.43	0.39	0.39	0.23

Net realized and unrealized gain (loss)	1.55		2.73	1.87	(2.64)	3.53	(1.69)

Total from investment operations	1.85		3.18	2.30	(2.25)	3.92	(1.46)

Distributions to shareholders from net investment income	(0.08)		(0.56)	(0.34)	(0.41)	(0.33)	(0.50)

Distributions to shareholders from net realized gains	–		–	(0.01)	–	–	–

Total distributions	(0.08)		(0.56)	(0.35)	(0.41)	(0.33)	(0.50)

Net asset value, end of period	$18.81		$17.04	$14.42	$12.47	$15.13	$11.54

Total Return(b)	10.84%		22.32%	18.38%	(15.16)%	34.07%	(11.23)%

Net assets, end of period (in 000’s)	$90,804		$77,112	$68,183	$32,121	$20,086	$13,669

Ratio of net expenses to average net assets	1.14	%(c)	1.16%	1.19%	1.19%	1.20%	1.23%

Ratio of total expenses to average net assets	1.21	%(c)	1.25%	1.29%	1.42%	1.69%	1.92%

Ratio of net investment income to average net assets	3.41	%(c)	2.75%	2.86%	2.80%	2.71%	1.87%

Portfolio turnover rate(d)	17%		41%	18%	12%	28%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Income Fund

	Class C Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$14.69		$12.51	$10.87	$13.24	$10.14	$11.89

Net investment income(a)	0.19		0.30	0.26	0.24	0.25	0.13

Net realized and unrealized gain (loss)	1.35		2.35	1.66	(2.30)	3.09	(1.50)

Total from investment operations	1.54		2.65	1.92	(2.06)	3.34	(1.37)

Distributions to shareholders from net investment income	–		(0.47)	(0.27)	(0.31)	(0.24)	(0.38)

Distributions to shareholders from net realized gains	–		–	(0.01)	–	–	–

Total distributions	–		(0.47)	(0.28)	(0.31)	(0.24)	(0.38)

Net asset value, end of period	$16.23		$14.69	$12.51	$10.87	$13.24	$10.14

Total Return(b)	10.48%		21.33%	17.52%	(15.76)%	33.02%	(11.88)%

Net assets, end of period (in 000’s)	$6,226		$5,430	$3,899	$1,653	$2,149	$1,514

Ratio of net expenses to average net assets	1.89	%(c)	1.91%	1.94%	1.94%	1.95%	1.97%

Ratio of total expenses to average net assets	1.96	%(c)	2.00%	2.04%	2.19%	2.44%	2.67%

Ratio of net investment income to average net assets	2.58	%(c)	2.08%	2.04%	1.92%	1.92%	1.19%

Portfolio turnover rate(d)	17%		41%	18%	12%	28%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Income Fund

	Institutional Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$18.16		$15.32	$13.22	$16.01	$12.20	$14.26

Net investment income(a)	0.34		0.57	0.50	0.41	0.47	0.31

Net realized and unrealized gain (loss)	1.65		2.88	1.99	(2.75)	3.71	(1.80)

Total from investment operations	1.99		3.45	2.49	(2.34)	4.18	(1.49)

Distributions to shareholders from net investment income	(0.14)		(0.61)	(0.38)	(0.45)	(0.37)	(0.57)

Distributions to shareholders from net realized gains	–		–	(0.01)	–	–	–

Total distributions	(0.14)		(0.61)	(0.39)	(0.45)	(0.37)	(0.57)

Net asset value, end of period	$20.01		$18.16	$15.32	$13.22	$16.01	$12.20

Total Return(b)	11.04%		22.75%	18.80%	(14.87)%	34.45%	(10.86)%

Net assets, end of period (in 000’s)	$1,379,148		$1,033,131	$615,042	$207,340	$24,118	$10,051

Ratio of net expenses to average net assets	0.81	%(c)	0.82%	0.85%	0.85%	0.85%	0.85%

Ratio of total expenses to average net assets	0.85	%(c)	0.88%	0.92%	1.03%	1.30%	1.55%

Ratio of net investment income to average net assets	3.73	%(c)	3.20%	3.17%	2.87%	3.05%	2.36%

Portfolio turnover rate(d)	17%		41%	18%	12%	28%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Income Fund

	Investor Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$17.01		$14.39	$12.44	$15.09	$11.52	$13.51

Net investment income(a)	0.32		0.51	0.46	0.40	0.42	0.29

Net realized and unrealized gain (loss)	1.54		2.71	1.88	(2.61)	3.51	(1.72)

Total from investment operations	1.86		3.22	2.34	(2.21)	3.93	(1.43)

Distributions to shareholders from net investment income	(0.12)		(0.60)	(0.38)	(0.44)	(0.36)	(0.56)

Distributions to shareholders from net realized gains	–		–	(0.01)	–	–	–

Total distributions	(0.12)		(0.60)	(0.39)	(0.44)	(0.36)	(0.56)

Net asset value, end of period	$18.75		$17.01	$14.39	$12.44	$15.09	$11.52

Total Return(b)	11.06%		22.60%	18.70%	(14.91)%	34.25%	(10.99)%

Net assets, end of period (in 000’s)	$582,490		$440,373	$285,524	$60,051	$20,450	$8,958

Ratio of net expenses to average net assets	0.89	%(c)	0.91%	0.94%	0.94%	0.95%	0.98%

Ratio of total expenses to average net assets	0.96	%(c)	0.99%	1.04%	1.16%	1.43%	1.71%

Ratio of net investment income to average net assets	3.66	%(c)	3.06%	3.07%	2.95%	2.92%	2.39%

Portfolio turnover rate(d)	17%		41%	18%	12%	28%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Income Fund

	Class R6 Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$18.13		$15.30	$13.20	$15.99	$12.18	$14.25

Net investment income(a)	0.37		0.55	0.51	0.42	0.47	0.28

Net realized and unrealized gain (loss)	1.62		2.89	1.99	(2.76)	3.72	(1.78)

Total from investment operations	1.99		3.44	2.50	(2.34)	4.19	(1.50)

Distributions to shareholders from net investment income	(0.14)		(0.61)	(0.39)	(0.45)	(0.38)	(0.57)

Distributions to shareholders from net realized gains	–		–	(0.01)	–	–	–

Total distributions	(0.14)		(0.61)	(0.40)	(0.45)	(0.38)	(0.57)

Net asset value, end of period	$19.98		$18.13	$15.30	$13.20	$15.99	$12.18

Total Return(b)	11.07%		22.72%	18.83%	(14.89)%	34.52%	(10.93)%

Net assets, end of period (in 000’s)	$173,666		$98,678	$51,429	$22,020	$6,050	$2,304

Ratio of net expenses to average net assets	0.80	%(c)	0.81%	0.84%	0.84%	0.84%	0.84%

Ratio of total expenses to average net assets	0.84	%(c)	0.87%	0.92%	1.03%	1.29%	1.59%

Ratio of net investment income to average net assets	4.05	%(c)	3.12%	3.23%	2.90%	3.03%	2.22%

Portfolio turnover rate(d)	17%		41%	18%	12%	28%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Income Fund

	Class R Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$17.14		$14.50	$12.53	$15.19	$11.60	$13.55

Net investment income(a)	0.26		0.42	0.36	0.34	0.41	0.24

Net realized and unrealized gain (loss)	1.57		2.74	1.92	(2.64)	3.48	(1.74)

Total from investment operations	1.83		3.16	2.28	(2.30)	3.89	(1.50)

Distributions to shareholders from net investment income	(0.06)		(0.52)	(0.30)	(0.36)	(0.30)	(0.45)

Distributions to shareholders from net realized gains	–		–	(0.01)	–	–	–

Total distributions	(0.06)		(0.52)	(0.31)	(0.36)	(0.30)	(0.45)

Net asset value, end of period	$18.91		$17.14	$14.50	$12.53	$15.19	$11.60

Total Return(b)	10.74%		22.01%	18.14%	(15.36)%	33.62%	(11.44)%

Net assets, end of period (in 000’s)	$1,717		$1,498	$832	$514	$620	$173

Ratio of net expenses to average net assets	1.39	%(c)	1.40%	1.44%	1.44%	1.44%	1.48%

Ratio of total expenses to average net assets	1.46	%(c)	1.49%	1.54%	1.69%	1.91%	2.19%

Ratio of net investment income to average net assets	3.01	%(c)	2.52%	2.42%	2.39%	2.79%	1.96%

Portfolio turnover rate(d)	17%		41%	18%	12%	28%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Income Fund

	Class P Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$18.12		$15.29	$13.20	$15.98	$12.17	$14.23

Net investment income(a)	0.36		0.56	0.50	0.44	0.47	0.30

Net realized and unrealized gain (loss)	1.63		2.88	1.98	(2.77)	3.72	(1.79)

Total from investment operations	1.99		3.44	2.48	(2.33)	4.19	(1.49)

Distributions to shareholders from net investment income	(0.14)		(0.61)	(0.38)	(0.45)	(0.38)	(0.57)

Distributions to shareholders from net realized gains	–		–	(0.01)	–	–	–

Total distributions	(0.14)		(0.61)	(0.39)	(0.45)	(0.38)	(0.57)

Net asset value, end of period	$19.97		$18.12	$15.29	$13.20	$15.98	$12.17

Total Return(b)	11.07%		22.74%	18.84%	(14.90)%	34.55%	(10.89)%

Net assets, end of period (in 000’s)	$83,104		$59,097	$49,599	$33,413	$28,616	$20,799

Ratio of net expenses to average net assets	0.80	%(c)	0.82%	0.84%	0.84%	0.84%	0.84%

Ratio of total expenses to average net assets	0.84	%(c)	0.88%	0.92%	1.06%	1.32%	1.51%

Ratio of net investment income to average net assets	3.89	%(c)	3.17%	3.21%	2.95%	3.05%	2.33%

Portfolio turnover rate(d)	17%		41%	18%	12%	28%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements April 30, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs China Equity Fund	A, C, Institutional, Investor, R6 and P	Diversified

Goldman Sachs Emerging Markets Equity Fund	A, C, Institutional, Service, Investor, R6 and P	Non-Diversified

Goldman Sachs Emerging Markets Equity ex. China Fund	A, C, Institutional, Investor, R6, R and P	Non-Diversified

Goldman Sachs ESG Emerging Markets Equity Fund	A, C, Institutional, Investor, R6, R and P	Non-Diversified

Goldman Sachs International Equity ESG Fund	A, C, Institutional, Service, Investor, R6 and P	Diversified

Goldman Sachs International Equity Income Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly

69

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule.

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

China Equity Fund	Annually	Annually

Emerging Markets Equity Fund	Annually	Annually

Emerging Markets Equity ex. China Fund	Annually	Annually

ESG Emerging Markets Equity Fund	Annually	Annually

International Equity ESG Fund	Annually	Annually

International Equity Income Fund	Semi-Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in United States (“U.S.”) dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

70

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

71

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2025:

China Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,315,490	$31,131,457	$—

Total	$1,315,490	$31,131,457	$—

Emerging Markets Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$39,169,907	$27,109,217	$—

Asia	93,382,237	2,143,947,793	—

Europe	15,887,019	105,106,913	—

North America	79,327,660	—	—

South America	104,264,337	29,642,800	—

Investment Company	4,193,129	—	—

Securities Lending Reinvestment Vehicle	3,035,500	—	—

Total	$339,259,789	$2,305,806,723	$—

72

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Emerging Markets Equity ex. China Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$215,017	$113,383	$—

Asia	416,756	7,846,419	—

Europe	75,741	577,302	—

North America	399,259	—	—

South America	644,907	139,771	—

Investment Company	7	—	—

Total	$1,751,687	$8,676,875	$—

ESG Emerging Markets Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$329,699	$222,701	$—

Asia	1,247,048	17,250,508	—

Europe	179,574	595,478	—

North America	611,051	—	—

South America	1,022,910	226,891	—

Investment Company	261	—	—

Total	$3,390,543	$18,295,578	$—

International Equity ESG Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$19,111,675	$236,523,390	$—

Europe	—	585,656,016	—

North America	55,004,267	68,489,549	—

Investment Company	14,366,058	—	—

Total	$88,482,000	$890,668,955	$—

International Equity Income Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$—	$475,613,369	$—

Europe	151,109,939	1,134,897,566	—

North America	48,465,924	300,323,669	—

Oceania	—	105,130,337	—

Investment Company	85,453,120	—	—

Total	$285,028,983	$2,015,964,941	$—

73

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

China Equity Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$4,185	$—

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended April 30, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

China Equity Fund	1.00%	0.90%	0.86%	0.84%	0.82%	1.00%	1.00%

Emerging Markets Equity Fund	1.02	1.02	0.92	0.87	0.85	0.99	0.90 (1)

Emerging Markets Equity ex. China Fund	0.90	0.90	0.81	0.77	0.75	0.90	0.90

ESG Emerging Markets Equity Fund	0.98	0.98	0.88	0.84	0.82	0.98	0.91 (2)

International Equity ESG Fund	0.85	0.77	0.73	0.71	0.70	0.85	0.82 (3)

International Equity Income Fund	0.80	0.72	0.68	0.67	0.66	0.76	0.76

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

(1)

GSAM agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.90% as an annual percentage of the average daily net assets of the Fund. This waiver will be effective through at least February 28, 2026, and prior to such date GSAM may not terminate the arrangement without approval of the Trustees.

74

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

(2)

GSAM agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.91% as an annual percentage of average daily net assets of the Fund. This waiver will be effective through at least February 28, 2026, and prior to such date GSAM may not terminate the arrangement without approval of the Trustees.

(3)

GSAM agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.82% as an annual percentage of the average daily net assets of the Fund. This waiver will be effective through at least February 28, 2026, and prior to such date GSAM may not terminate the arrangement without approval of the Trustees.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended April 30, 2025, GSAM waived $42, $3,983, $14, $136, $9,611 and $37,923 of the China Equity, Emerging Markets Equity, Emerging Markets Equity ex. China, ESG Emerging Markets Equity, International Equity ESG and International Equity Income Funds’ management fees, respectively.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended April 30, 2025, Goldman Sachs retained the following amounts:

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Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C

China Equity Fund	$25	$—

Emerging Markets Equity Fund	356	—

International Equity ESG Fund	706	81

International Equity Income Fund	5,991	—

D. Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

For the six months ended April 30, 2025, the transfer agency fee waivers were as follows:

	China Equity Fund	Emerging Markets Equity Fund	Emerging Markets Equity ex. China Fund	ESG Emerging Markets Equity Fund	International Equity ESG Fund	International Equity Income Fund

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares) *	–%	0.06%	0.02%(a)	0.01%(b)	0.05%	0.03%

*	These arrangements will remain in effect through at least February 28, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the board of trustees.
(a)	Prior to February 28, 2025, the waiver was 0.01%.
(b)	Prior to February 28, 2025, the waiver was 0.05%.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the China Equity, Emerging Markets Equity, Emerging Markets Equity ex. China, ESG Emerging Markets Equity, International Equity ESG and International Equity Income Funds are 0.054%, 0.104%, 0.084%, 0.074%, 0.004% and 0.014%, respectively. These Other Expense limitations will remain in place through at least February 28, 2026 and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. Prior to February 28, 2025, the Other Expense limitation was 0.124% for Emerging Markets Equity ex. China and 0.124% for ESG Emerging Markets Equity. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended April 30, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

China Equity Fund	$43	$–	$158,036	$158,079

Emerging Markets Equity Fund	991,490	60,619	—	1,052,109

Emerging Markets Equity ex. China Fund	14	21	154,080	154,115

ESG Emerging Markets Equity Fund	7,847	455	184,590	192,892

International Equity ESG Fund	151,263	51,530	361,169	563,962

International Equity Income Fund	37,923	86,119	358,748	482,790

G. Line of Credit Facility — As of April 30, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

H. Other Transactions with Affiliates — For the six months ended April 30, 2025, Goldman Sachs earned $303 and $3 in brokerage commissions from portfolio transactions, on behalf of the Emerging Markets Equity and ESG Emerging Markets Equity, respectively.

The following table provides information about the Fund’s investments in the Underlying Fund as of and for the six months ended April 30, 2025:

China Equity Fund

Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	$–	$1,864,162	$(1,864,162)	$–	–	$1,248

Emerging Markets Equity Fund
Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	–	172,950,939	(168,757,810)	4,193,129	4,193,129	98,259

Emerging Markets Equity ex. China Fund
Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	99,638	348,156	(447,787)	7	7	377

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Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

ESG Emerging Markets Equity Fund

Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	$90,986	$2,498,086	$(2,588,811)	$261	261	$3,621

International Equity ESG Fund
Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	25,157,546	157,648,185	(168,439,673)	14,366,058	14,366,058	255,412

International Equity Income Fund
Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	37,356,685	470,974,279	(422,877,844)	85,453,120	85,453,120	1,012,278

As of April 30, 2025, The Goldman Sachs Group, Inc. was the beneficial owner of the following Funds:

Fund	Class A	Class C	Class R	Class R6	Institutional	Investor

China Equity Fund	–%	–%	–%	–%	–%	7%

Emerging Markets Equity ex. China Fund	46	100	100	100	82	100

ESG Emerging Markets Equity Fund	–	10	6	18	–	–

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2025, were as follows:

Fund	Purchases	Sales

China Equity Fund	$8,667,464	$13,676,513

Emerging Markets Equity Fund	497,631,392	700,275,713

Emerging Markets Equity ex. China Fund	1,663,527	2,721,314

ESG Emerging Markets Equity Fund	4,493,667	5,392,987

International Equity ESG Fund	211,376,724	347,734,078

International Equity Income Fund	674,828,807	323,570,472

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7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of April 30, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the six months ended April 30, 2025 are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the six months ended April 30, 2025
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of April 30, 2025

China Equity Fund	$102	$—	$—

Emerging Markets Equity Fund	2,836	—	—

International Equity ESG Fund	1,508	—	—

International Equity Income Fund	2,703	—	—

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Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

7. SECURITIES LENDING (continued)

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended April 30, 2025.

Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2025

China Equity Fund	$106,400	$137,963	$(244,363)	$—

Emerging Markets Equity Fund	1,500,000	35,148,000	(33,612,500)	3,035,500

International Equity ESG Fund	—	72,364,700	(72,364,700)	—

International Equity Income Fund	—	122,712,250	(122,712,250)	—

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, October 31, 2024, the Funds’ capital loss carryforwards on a tax basis were as follows:

	China Equity Fund	Emerging Markets Equity Fund	Emerging Markets Equity ex. China Fund	ESG Emerging Markets Equity Fund	International Equity ESG Fund	International Equity Income Fund

Capital loss carryforwards:

Perpetual Short-Term	$(18,652,267)	$(479,028,994)	$(7,082)	$(35,277,437)	$(8,557,460)	$(806,215)

Perpetual Long-Term	(29,290,732)	(503,906,104)	(189,776)	(33,151,795)	(20,449,574)	—

Total capital loss carryforwards	(47,942,999)	(982,935,098)	(196,858)	(68,429,232)	(29,007,034)	(806,215)

As of April 30, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	China Equity Fund	Emerging Markets Equity Fund	Emerging Markets Equity ex. China Fund

Tax Cost	$27,543,280	$2,131,042,506	$8,625,600

Gross unrealized gain	64,745,569	505,661,219,184	486,092,051

Gross unrealized loss	(59,841,902)	(505,147,195,178)	(484,289,089)

Net unrealized gain (loss)	$4,903,667	$514,024,006	$1,802,962

	ESG Emerging Markets Equity Fund	International Equity ESG Fund	International Equity Income Fund

Tax Cost	$17,821,924	$826,333,960	$1,962,112,949

Gross unrealized gain	2,184,529,776	6,197,872,707	4,404,142,109

Gross unrealized loss	(2,180,665,579)	(6,045,055,712)	(4,065,261,134)

Net unrealized gain (loss)	$3,864,197	$152,816,995	$338,880,975

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, and differences in the tax treatment of passive foreign investment company investments and underlying fund investments.

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8. TAX INFORMATION (continued)

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

ESG Standards Risk — The ESG Emerging Markets Equity and International Equity ESG Funds’ adherence to their environmental, social and governance (“ESG”) criteria and the application of GSAM’s supplemental ESG analysis when selecting investments may affect the Funds’ exposure to certain companies, sectors, regions, and countries and may affect the Funds’ performance depending on whether such investments are in or out of favor. For example, the Funds generally will not seek to invest in companies that GSAM believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies).

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Issuer Concentration Risk — The Funds may invest in a relatively small number of issuers. As a result, they may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Funds may affect the overall value of the Funds more than it would affect a mutual fund that holds more investments. In particular, the Funds may be more susceptible to adverse developments affecting any single issuer in the Funds and may be susceptible to greater losses because of these developments.

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Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

9. OTHER RISKS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk — Emerging Markets Equity, Emerging Markets Equity ex. China and ESG Emerging Markets Equity Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the

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10. INDEMNIFICATIONS (continued)

course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

12. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	China Equity Fund

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	101,518	$2,084,628	354,499	$6,374,263

Reinvestment of distributions	5,957	116,351	4,480	76,127

Shares redeemed	(108,184)	(2,158,242)	(450,477)	(8,007,859)

	(709)	42,737	(91,498)	(1,557,469)

Class C Shares

Shares sold	730	12,772	34,543	525,035

Reinvestment of distributions	110	1,861	57	838

Shares redeemed	(23,076)	(410,211)	(44,891)	(696,594)

	(22,236)	(395,578)	(10,291)	(170,721)

Institutional Shares

Shares sold	56,528	1,238,993	163,812	3,127,664

Reinvestment of distributions	4,917	104,096	4,205	77,290

Shares redeemed	(128,671)	(2,931,163)	(202,702)	(4,084,508)

	(67,226)	(1,588,074)	(34,685)	(879,554)

Investor Shares

Shares sold	180	3,943	5,423	115,268

Reinvestment of distributions	138	2,899	73	1,342

Shares redeemed	(5,342)	(113,028)	(9,350)	(175,389)

	(5,024)	(106,186)	(3,854)	(58,779)

Class R6 Shares

Shares sold	11,229	261,534	12,476	279,299

Reinvestment of distributions	392	8,253	366	6,706

Shares redeemed	(11,521)	(261,635)	(22,349)	(447,245)

	100	8,152	(9,507)	(161,240)

Class P Shares

Shares sold	4,745	100,580	5,331	115,761

Reinvestment of distributions	13,422	283,207	19,788	362,518

Shares redeemed	(119,984)	(2,656,168)	(792,625)	(15,330,455)

	(101,817)	(2,272,381)	(767,506)	(14,852,176)

NET DECREASE IN SHARES	(196,913)	$(4,311,330)	(917,341)	$(17,679,939)

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13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Emerging Markets Equity Fund

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	635,046	$13,955,633	1,620,328	$33,473,289

Reinvestment of distributions	44,129	953,623	56,617	1,093,268

Shares redeemed	(678,482)	(14,857,627)	(1,965,514)	(40,532,588)

	693	51,629	(288,569)	(5,966,031)

Class C Shares

Shares sold	7,443	144,285	52,829	919,284

Reinvestment of distributions	—	—	2,972	50,502

Shares redeemed	(103,274)	(1,982,186)	(445,878)	(8,009,447)

	(95,831)	(1,837,901)	(390,077)	(7,039,661)

Institutional Shares

Shares sold	6,211,843	145,458,529	21,219,030	477,092,890

Reinvestment of distributions	819,160	19,029,098	1,122,121	23,272,793

Shares redeemed	(11,791,425)	(277,600,337)	(27,615,919)	(611,547,042)

	(4,760,422)	(113,112,710)	(5,274,768)	(111,181,359)

Service Shares

Shares sold	100,980	2,094,841	116,633	2,328,879

Reinvestment of distributions	5,960	123,854	9,126	169,483

Shares redeemed	(89,847)	(1,889,058)	(196,107)	(4,018,539)

	17,093	329,637	(70,348)	(1,520,177)

Investor Shares

Shares sold	398,903	9,351,540	1,576,175	34,697,238

Reinvestment of distributions	34,229	789,664	62,500	1,287,501

Shares redeemed	(954,712)	(21,960,756)	(3,772,364)	(82,074,389)

	(521,580)	(11,819,552)	(2,133,689)	(46,089,650)

Class R6 Shares

Shares sold	497,939	11,835,112	1,084,640	24,428,749

Reinvestment of distributions	49,276	1,149,600	74,890	1,559,956

Shares redeemed	(991,144)	(23,443,241)	(2,187,229)	(49,655,280)

	(443,929)	(10,458,529)	(1,027,699)	(23,666,575)

Class P Shares

Shares sold	862,771	19,671,033	2,239,233	48,563,792

Reinvestment of distributions	190,102	4,436,977	292,736	6,100,618

Shares redeemed	(2,413,691)	(57,066,189)	(6,900,199)	(152,140,395)

	(1,360,818)	(32,958,179)	(4,368,230)	(97,475,985)

NET DECREASE IN SHARES	(7,164,794)	$(169,805,605)	(13,553,380)	$(292,939,438)

85

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Emerging Markets Equity ex. China Fund

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	2,952	$34,193	5,055	$62,209

Reinvestment of distributions	70	841	36	396

Shares redeemed	(1,447)	(17,428)	(1,384)	(16,723)

	1,575	17,606	3,707	45,882

Institutional Shares

Shares sold	1,210	14,100	79,626	906,654

Reinvestment of distributions	6,421	76,983	5,081	56,292

Shares redeemed	(1,120)	(13,425)	(5,864)	(70,561)

	6,511	77,658	78,843	892,385

Investor Shares

Shares sold	—	—	—	—

Reinvestment of distributions	51	605	41	462

Shares redeemed	—	—	—	—

	51	605	41	462

Class R6 Shares

Shares sold	—	—	—	—

Reinvestment of distributions	56	674	48	532

Shares redeemed	—	—	—	—

	56	674	48	532

Class R Shares

Shares sold	—	—	—	—

Reinvestment of distributions	24	296	18	188

Shares redeemed	—	—	—	—

	24	296	18	188

Class P Shares

Shares sold	4,677	57,760	113,698	1,350,523

Reinvestment of distributions	3,809	45,633	3,051	33,781

Shares redeemed	(100,800)	(1,177,660)	(44,602)	(527,679)

	(92,314)	(1,074,267)	72,147	856,625

NET INCREASE (DECREASE) IN SHARES	(84,097)	$(977,428)	154,804	$1,796,074

86

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	ESG Emerging Markets Equity Fund

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	7,919	$80,559	3,563	$33,825

Reinvestment of distributions	1,173	11,662	2,670	23,462

Shares redeemed	(18,017)	(182,743)	(41,953)	(390,660)

	(8,925)	(90,522)	(35,720)	(333,373)

Class C Shares

Shares sold	—	—	—	—

Reinvestment of distributions	5	43	45	389

Shares redeemed	—	—	(559)	(5,284)

	5	43	(514)	(4,895)

Institutional Shares

Shares sold	87,019	875,833	251,983	2,404,119

Reinvestment of distributions	13,758	136,748	26,925	236,409

Shares redeemed	(107,742)	(1,087,575)	(716,836)	(6,596,573)

	(6,965)	(74,994)	(437,928)	(3,956,045)

Investor Shares

Shares sold	1,491	14,597	31,861	290,616

Reinvestment of distributions	350	3,481	969	8,507

Shares redeemed	(3,329)	(33,846)	(48,743)	(485,070)

	(1,488)	(15,768)	(15,913)	(185,947)

Class R6 Shares

Shares sold	234	2,358	3,209	31,767

Reinvestment of distributions	41	403	40	350

Shares redeemed	(1)	(9)	(1,297)	(11,760)

	274	2,752	1,952	20,357

Class R Shares

Shares sold	1,196	12,018	6,592	61,480

Reinvestment of distributions	94	921	333	2,902

Shares redeemed	(5,209)	(50,008)	(14,005)	(128,502)

	(3,919)	(37,069)	(7,080)	(64,120)

Class P Shares

Shares sold	28,923	283,597	66,067	587,570

Reinvestment of distributions	3,885	38,617	11,572	101,718

Shares redeemed	(95,932)	(991,863)	(368,741)	(3,484,258)

	(63,124)	(669,649)	(291,102)	(2,794,970)

NET DECREASE IN SHARES	(84,142)	$(885,207)	(786,305)	$(7,318,993)

87

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Equity ESG Fund

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	256,182	$7,055,791	495,169	$13,385,188

Reinvestment of distributions	51,707	1,349,037	47,226	1,226,923

Shares redeemed	(1,392,227)	(37,461,389)	(1,438,379)	(39,015,402)

	(1,084,338)	(29,056,561)	(895,984)	(24,403,291)

Class C Shares

Shares sold	18,635	458,486	27,289	683,927

Reinvestment of distributions	3,982	95,132	2,614	62,231

Shares redeemed	(55,650)	(1,393,870)	(88,902)	(2,218,879)

	(33,033)	(840,252)	(58,999)	(1,472,721)

Institutional Shares

Shares sold	3,259,981	92,781,269	8,891,626	245,292,145

Reinvestment of distributions	363,998	9,747,856	229,772	6,128,037

Shares redeemed	(6,498,725)	(183,420,666)	(8,621,651)	(240,322,603)

	(2,874,746)	(80,891,541)	499,747	11,097,579

Service Shares

Shares sold	2,781	79,387	13,222	396,885

Reinvestment of distributions	910	24,820	374	10,169

Shares redeemed	(13,111)	(384,117)	(6,918)	(194,816)

	(9,420)	(279,910)	6,678	212,238

Investor Shares

Shares sold	971,071	27,633,087	1,474,940	40,842,238

Reinvestment of distributions	109,754	2,918,361	67,228	1,780,835

Shares redeemed	(1,358,013)	(38,441,815)	(1,861,759)	(51,429,116)

	(277,188)	(7,890,367)	(319,591)	(8,806,043)

Class R6 Shares

Shares sold	502,660	14,137,037	1,202,175	33,326,211

Reinvestment of distributions	81,944	2,180,538	56,269	1,491,701

Shares redeemed	(814,201)	(23,075,521)	(1,347,725)	(37,732,142)

	(229,597)	(6,757,946)	(89,281)	(2,914,230)

Class P Shares

Shares sold	85,427	2,364,313	161,333	4,421,707

Reinvestment of distributions	86,883	2,312,822	59,198	1,569,941

Shares redeemed	(237,820)	(6,695,727)	(854,929)	(22,982,527)

	(65,510)	(2,018,592)	(634,398)	(16,990,879)

NET DECREASE IN SHARES	(4,573,832)	$(127,735,169)	(1,491,828)	$(43,277,347)

88

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Equity Income Fund

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,075,332	$19,304,804	1,443,354	$23,663,097

Reinvestment of distributions	19,657	323,753	147,267	2,388,535

Shares redeemed	(792,384)	(13,827,511)	(1,795,173)	(28,998,956)

	302,605	5,801,046	(204,552)	(2,947,324)

Class C Shares

Shares sold	47,671	727,088	130,178	1,892,847

Reinvestment of distributions	—	—	10,645	150,086

Shares redeemed	(33,678)	(507,608)	(83,001)	(1,206,865)

	13,993	219,480	57,822	836,068

Institutional Shares

Shares sold	20,460,537	383,163,382	24,005,530	422,249,334

Reinvestment of distributions	466,074	8,156,287	1,676,829	29,021,536

Shares redeemed	(8,908,389)	(164,353,284)	(8,913,342)	(155,853,812)

	12,018,222	226,966,385	16,769,017	295,417,058

Investor Shares

Shares sold	9,910,628	173,149,733	13,844,214	226,719,775

Reinvestment of distributions	203,932	3,344,495	797,641	12,925,592

Shares redeemed	(4,927,999)	(86,087,926)	(8,593,633)	(137,620,093)

	5,186,561	90,406,302	6,048,222	102,025,274

Class R6 Shares

Shares sold	4,210,164	78,310,661	3,038,657	53,796,066

Reinvestment of distributions	46,233	807,684	149,061	2,576,510

Shares redeemed	(1,007,045)	(18,609,158)	(1,105,243)	(19,360,109)

	3,249,352	60,509,187	2,082,475	37,012,467

Class R Shares

Shares sold	15,215	262,961	34,591	587,573

Reinvestment of distributions	352	5,832	2,018	33,162

Shares redeemed	(12,181)	(212,115)	(6,541)	(102,651)

	3,386	56,678	30,068	518,084

Class P Shares

Shares sold	1,241,972	23,216,094	300,779	5,315,930

Reinvestment of distributions	26,745	466,966	111,070	1,910,660

Shares redeemed	(368,943)	(6,815,776)	(393,395)	(6,831,341)

	899,774	16,867,284	18,454	395,249

NET INCREASE IN SHARES	21,673,893	$400,826,362	24,801,506	$433,256,876

89

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved. EQINTEMESAR-25

Goldman Sachs FundsSemi-Annual Financial Statements April 30, 2025Goldman Sachs International EquityInsights FundsGoldman Sachs Emerging Markets Equity Insights FundGoldman Sachs International Equity Insights FundGoldman Sachs International Small Cap Insights Fund

Goldman Sachs International Equity Insights Funds

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 95.7%

Brazil – 2.4%
1,023,100	Ambev SA ADR (Food, Beverage & Tobacco)	$2,588,443
1,488,100	Anima Holding SA (Consumer Services)	836,461
45,200	Banco Bradesco SA (Banks)	97,406
319,200	Banco Bradesco SA ADR (Banks)	785,232
1,033,900	BB Seguridade Participacoes SA (Insurance)	7,791,847
185,600	BRF SA (Food, Beverage & Tobacco)	742,380
151,200	Centrais Eletricas Brasileiras SA (Utilities)	1,170,937
164,800	Cia De Sanena Do Parana (Utilities)	892,365
135,500	Cia Energetica de Minas Gerais ADR (Utilities)	256,095
8,749,200	Cogna Educacao SA (Consumer Services)	3,977,505
471,100	CSN Mineracao SA (Materials)	509,688
336,650	Embraer SA ADR (Capital Goods)*	15,465,701
90,500	Ez Tec Empreendimentos e Participacoes SA (Consumer Durables & Apparel)	211,772
304,200	Fleury SA (Health Care Equipment & Services)	696,291
231,300	Grupo SBF SA (Consumer Discretionary Distribution & Retail)	432,428
512,500	Iochpe Maxion SA (Automobiles & Components)	1,112,570
64,700	Marfrig Global Foods SA (Food, Beverage & Tobacco)	244,884
208,600	Minerva SA (Food, Beverage & Tobacco)*	217,232
497,100	Movida Participacoes SA (Transportation)	619,278
286,100	Rede D’Or Sao Luiz SA (Health Care Equipment & Services)(a)	1,614,217
365,400	Transmissora Alianca de Energia Eletrica SA (Utilities)	2,312,744
804,500	Vale SA ADR (Materials)	7,489,895
609,700	YDUQS Participacoes SA (Consumer Services)	1,535,222

		51,600,593

Chile – 0.9%
99,416,710	Banco de Chile (Banks)	14,594,010
35,824	Banco de Credito e Inversiones SA (Banks)	1,418,750
24,509,384	Cia Sud Americana de Vapores SA (Transportation)	1,353,738
24,387,164	Enel Americas SA (Utilities)	2,394,701
267,136	Engie Energia Chile SA (Utilities)	316,256

Shares	Description	Value

Common Stocks – (continued)

Chile – (continued)
180,591	Vina Concha y Toro SA (Food, Beverage & Tobacco)	$223,905

		20,301,360

China – 28.5%
5,481,800	Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)	81,843,445
1,744,910	Anhui Conch Cement Co. Ltd., Class A (Materials)	5,777,068
7,148,339	Bank of Shanghai Co. Ltd., Class A (Banks)	10,213,612
33,500	BeiGene Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	677,018
727,560	Bilibili, Inc., Class Z (Media & Entertainment)*	12,771,623
241,000	BYD Co. Ltd., Class H (Automobiles & Components)	11,446,595
29,527,000	China Construction Bank Corp., Class H (Banks)	24,254,305
562,000	China East Education Holdings Ltd. (Consumer Services)(a)	425,570
4,952,300	China Energy Engineering Corp. Ltd., Class A (Capital Goods)	1,498,263
2,622,000	China Feihe Ltd. (Food, Beverage & Tobacco)(a)	1,981,436
714,495	China Jushi Co. Ltd., Class A (Materials)	1,152,192
8,188,000	China Life Insurance Co. Ltd., Class H (Insurance)	14,964,358
3,330,600	China Pacific Insurance Group Co. Ltd., Class H (Insurance)	9,061,784
2,156,500	China Yongda Automobiles Services Holdings Ltd. (Consumer Discretionary Distribution & Retail)(b)	687,509
12,042,000	CITIC Ltd. (Capital Goods)	14,639,135
1,227,000	CMOC Group Ltd., Class H (Materials)	963,286
1,772,000	Consun Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,110,325
1,194,000	Country Garden Services Holdings Co. Ltd. (Real Estate Management & Development)	1,065,980
122,276	Eastroc Beverage Group Co. Ltd., Class A (Food, Beverage & Tobacco)	4,810,328
10,106,000	Geely Automobile Holdings Ltd. (Automobiles & Components)	21,215,549
130,000	Guangzhou Automobile Group Co. Ltd., Class H (Automobiles & Components)	45,946

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
947,600	Henan Shuanghui Investment & Development Co. Ltd., Class A (Food, Beverage & Tobacco)	$3,256,349
147,900	Huadong Medicine Co. Ltd., Class A (Health Care Equipment & Services)	789,851
43,666,000	Industrial & Commercial Bank of China Ltd., Class H (Banks)	29,911,734
1,200,600	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Food, Beverage & Tobacco)	4,915,343
1,632,200	JD.com, Inc., Class A (Consumer Discretionary Distribution & Retail)	26,574,547
108,000	Jiangsu Expressway Co. Ltd., Class H (Transportation)	134,393
1,035,600	Kingsoft Corp. Ltd. (Media & Entertainment)	5,159,780
3,830,000	Lenovo Group Ltd. (Technology Hardware & Equipment)	4,429,691
132,500	Li Auto, Inc., Class A (Automobiles & Components)*	1,614,469
2,238,060	Meituan, Class B (Consumer Services)*(a)	37,056,539
60,000	NetDragon Websoft Holdings Ltd. (Media & Entertainment)	76,571
234,850	NetEase Cloud Music, Inc. (Media & Entertainment)*(a)	5,492,389
1,074,000	NetEase, Inc. (Media & Entertainment)	23,087,081
77,900	PDD Holdings, Inc. ADR (Consumer Discretionary Distribution & Retail)*	8,223,903
2,479,600	People’s Insurance Co. Group of China Ltd. (The), Class A (Insurance)	2,408,796
37,915,000	People’s Insurance Co. Group of China Ltd. (The), Class H (Insurance)	22,438,722
7,340,000	PICC Property & Casualty Co. Ltd., Class H (Insurance)	13,516,169
2,984,900	Sany Heavy Industry Co. Ltd., Class A (Capital Goods)	7,769,884
203,100	Shanghai Pudong Development Bank Co. Ltd., Class A (Banks)	306,122
193,500	Sinotruk Hong Kong Ltd. (Capital Goods)	464,961
1,490,900	Tencent Holdings Ltd. (Media & Entertainment)	91,319,048
7,270,000	Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)	13,132,031
4,391,000	Uni-President China Holdings Ltd. (Food, Beverage & Tobacco)	5,265,395
92,000	Vipshop Holdings Ltd. ADR (Consumer Discretionary Distribution & Retail)	1,253,040

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
503,000	Want Want China Holdings Ltd. (Food, Beverage & Tobacco)	$329,170
4,911,800	Xiaomi Corp., Class B (Technology Hardware & Equipment)*(a)	31,446,348
525,300	XPeng, Inc., Class A (Automobiles & Components)*	4,890,026
392,632	Yealink Network Technology Corp. Ltd., Class A (Technology Hardware & Equipment)	1,794,278
2,167,800	Yunnan Yuntianhua Co. Ltd., Class A (Materials)	6,662,219
3,422,754	Yutong Bus Co. Ltd., Class A (Capital Goods)	12,637,989
1,348,590	Zangge Mining Co. Ltd., Class A (Materials)	6,711,403
865,500	Zhejiang Longsheng Group Co. Ltd., Class A (Materials)	1,168,791
6,954,950	Zijin Mining Group Co. Ltd., Class A (Materials)	16,754,943
2,380,000	Zijin Mining Group Co. Ltd., Class H (Materials)	5,199,548

		617,796,850

Czech Republic – 0.4%
126,800	Komercni Banka AS (Banks)	6,162,709
277,783	Moneta Money Bank AS (Banks)(a)	1,717,124

		7,879,833

Egypt – 0.0%
43,892	Talaat Moustafa Group (Real Estate Management & Development)	44,842

Greece – 0.1%
25,854	HELLENiQ ENERGY Holdings SA (Energy)	223,317
15,708	Optima bank SA (Banks)	284,717
108,605	Piraeus Financial Holdings SA (Banks)	609,930

		1,117,964

Hong Kong – 0.8%
15,554,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	7,811,212
10,855,000	WH Group Ltd. (Food, Beverage & Tobacco)(a)	9,706,620

		17,517,832

Hungary – 0.0%
98,062	Magyar Telekom Telecommunications PLC (Telecommunication Services)*	463,679

India – 19.1%
88,008	Ajanta Pharma Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,818,582

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
141,292	Apollo Hospitals Enterprise Ltd. (Health Care Equipment & Services)	$11,678,344
53,741	Arvind Fashions Ltd. (Consumer Discretionary Distribution & Retail)	253,362
210,369	Avanti Feeds Ltd. (Food, Beverage & Tobacco)	2,176,160
42,242	Bank of Baroda (Banks)	124,997
871,768	Bank of India (Banks)	1,189,990
1,693,406	Bharti Airtel Ltd. (Telecommunication Services)	37,353,576
93,736	Biocon Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	357,199
27,278	Britannia Industries Ltd. (Food, Beverage & Tobacco)	1,756,131
1,299,310	Chambal Fertilisers and Chemicals Ltd. (Materials)	10,652,983
563,072	Cipla Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	10,332,780
165,352	City Union Bank Ltd. (Banks)	346,507
53,905	Dixon Technologies India Ltd. (Consumer Durables & Apparel)	10,508,529
13,043	Eris Lifesciences Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)(a)	221,236
257,526	Eternal Ltd. (Consumer Services)*	704,845
2,937,927	Federal Bank Ltd. (Banks)	6,839,562
145,713	Fortis Healthcare Ltd. (Health Care Equipment & Services)	1,181,622
31,232	GlaxoSmithKline Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,096,322
254,084	Glenmark Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,155,098
281,446	Godrej Properties Ltd. (Real Estate Management & Development)*	7,190,091
1,830,111	Gujarat Pipavav Port Ltd. (Transportation)	2,881,919
965,081	HCL Technologies Ltd. (Software & Services)	17,900,244
1,086,270	HDFC Bank Ltd. (Banks)	24,673,488
525,981	HDFC Life Insurance Co. Ltd. (Insurance)(a)	4,624,364
2,588,834	Hindalco Industries Ltd. (Materials)	19,133,966
198,421	Hindustan Aeronautics Ltd. (Capital Goods)	10,521,976
2,179,025	Hindustan Zinc Ltd. (Materials)	11,353,276
361,956	ICICI Bank Ltd. ADR (Banks)	12,147,243
309,724	IDBI Bank Ltd. (Banks)	293,038
447,651	Indus Towers Ltd. (Telecommunication Services)*	2,157,290

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
603,899	IndusInd Bank Ltd. (Banks)	$5,997,693
42,512	Info Edge India Ltd. (Media & Entertainment)	3,556,099
2,715,470	Infosys Ltd. ADR (Software & Services)	47,792,272
76,964	JB Chemicals & Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,466,561
56,652	Jubilant Foodworks Ltd. (Consumer Services)	479,041
1,541,401	Kalyan Jewellers India Ltd. (Consumer Durables & Apparel)	9,414,281
133,403	Larsen & Toubro Ltd. (Capital Goods)	5,280,440
606,227	Lupin Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	15,075,109
63,317	Mahanagar Gas Ltd. (Utilities)	1,007,790
140,537	Max Healthcare Institute Ltd. (Health Care Equipment & Services)	1,826,833
81,241	Mazagon Dock Shipbuilders Ltd. (Capital Goods)	2,954,680
81,420	Motilal Oswal Financial Services Ltd. (Financial Services)	630,773
125,465	Mphasis Ltd. (Software & Services)	3,664,297
275,978	Muthoot Finance Ltd. (Financial Services)	7,104,699
41,304	Narayana Hrudayalaya Ltd. (Health Care Equipment & Services)	859,235
127,365	Oberoi Realty Ltd. (Real Estate Management & Development)	2,472,496
229,812	Patanjali Foods Ltd. (Food, Beverage & Tobacco)	5,177,474
548,434	PC Jeweller Ltd. (Consumer Discretionary Distribution & Retail)*	79,702
3,271,738	Petronet LNG Ltd. (Energy)	12,146,705
76,923	PI Industries Ltd. (Materials)	3,313,550
25,373	PNB Housing Finance Ltd. (Financial Services)*(a)	304,309
2,277,736	Power Finance Corp. Ltd. (Financial Services)	11,018,252
1,288,678	Punjab National Bank (Banks)	1,528,000
79,028	PVR Inox Ltd. (Media & Entertainment)*	881,214
61,329	Ramco Cements Ltd. (The) (Materials)	683,764
32,777	REC Ltd. (Financial Services)	163,610
383,980	Reliance Industries Ltd. (Energy)	6,375,728
210,932	Shriram Finance Ltd. (Financial Services)	1,528,563
984,402	State Bank of India (Banks)	9,193,927

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
81,271	Sumitomo Chemical India Ltd. (Materials)	$489,808
217,414	Tata Motors Ltd. (Automobiles & Components)	1,656,847
324,860	Torrent Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	12,775,835
490,522	UPL Ltd. (Materials)	3,890,183
38,808	Vedanta Ltd. (Materials)	192,702
1,553,414	Wipro Ltd. (Software & Services)	4,436,693
1,048,980	Yes Bank Ltd. (Banks)*	220,171
754,074	Zee Entertainment Enterprises Ltd. (Media & Entertainment)	948,224
914,282	Zydus Lifesciences Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	9,625,781

		412,838,061

Indonesia – 1.5%
18,293,700	Aneka Tambang Tbk (Materials)	2,391,086
2,652,600	Astra International Tbk PT (Capital Goods)	766,670
18,657,700	Bank Central Asia Tbk PT (Banks)	9,918,928
35,277,200	Bank Mandiri Persero Tbk PT (Banks)	10,417,624
756,400	Bank Negara Indonesia Persero Tbk PT (Banks)	190,612
32,090,100	Bank Rakyat Indonesia Persero Tbk PT (Banks)	7,432,381
424,100	Indocement Tunggal Prakarsa Tbk PT (Materials)	136,708
719,300	Indofood CBP Sukses Makmur Tbk PT (Food, Beverage & Tobacco)	491,811
8,473,000	Japfa Comfeed Indonesia Tbk PT (Food, Beverage & Tobacco)	929,609
9,678,200	Surya Citra Media Tbk PT (Media & Entertainment)	119,075

		32,794,504

Kuwait – 0.3%
833,459	Arzan Financial Group for Financing & Investment KPSC (Financial Services)	800,404
63,918	Boursa Kuwait Securities Co. KPSC (Financial Services)	565,773
488,254	Gulf Bank KSCP (Banks)	535,878
2,618,250	Kuwait International Bank KSCP (Banks)	1,935,378
883,144	National Bank of Kuwait SAKP (Banks)	2,746,500
446,130	National Investments Co. KSCP (Financial Services)	360,275

		6,944,208

Shares	Description	Value

Common Stocks – (continued)

Mexico – 2.2%
653,179	Arca Continental SAB de CV (Food, Beverage & Tobacco)	$6,873,693
504,150	Cemex SAB de CV ADR (Materials)	3,110,606
181,642	Coca-Cola Femsa SAB de CV ADR (Food, Beverage & Tobacco)	17,097,961
186,100	FIBRA Macquarie Mexico REIT (Equity Real Estate Investment Trusts (REITs))(a)	291,717
180,525	Fibra Uno Administracion SA de CV REIT (Equity Real Estate Investment Trusts (REITs))	232,808
2,049	Grupo Aeroportuario del Sureste SAB de CV ADR (Transportation)	648,590
1,085,029	Grupo Financiero Banorte SAB de CV, Class O (Banks)	9,324,040
508,215	Grupo Financiero Inbursa SAB de CV, Class O (Banks)*	1,306,398
188,800	Industrias Penoles SAB de CV (Materials)*	3,765,217
438,495	Promotora y Operadora de Infraestructura SAB de CV (Transportation)	4,904,042

		47,555,072

Peru – 0.0%
300	Credicorp Ltd. (Banks)	60,657

Philippines – 0.7%
930,379	Bank of the Philippine Islands (Banks)	2,332,764
962,960	BDO Unibank, Inc. (Banks)	2,763,752
1,001,430	International Container Terminal Services, Inc. (Transportation)	6,124,929
146,650	Jollibee Foods Corp. (Consumer Services)	602,377
1,632,960	Metropolitan Bank & Trust Co. (Banks)	2,249,657

		14,073,479

Poland – 1.5%
167,272	Alior Bank SA (Banks)	4,532,712
5,633	Bank Handlowy w Warszawie SA (Banks)	175,690
132,038	Bank Millennium SA (Banks)*	510,776
145,995	Bank Pekao SA (Banks)*	7,317,507
170,523	Cyfrowy Polsat SA (Media & Entertainment)*	836,305
488,494	Orange Polska SA (Telecommunication Services)	1,253,334
592,998	ORLEN SA (Energy)	10,708,568
155,355	Powszechny Zaklad Ubezpieczen SA (Insurance)	2,423,664
13,268	Santander Bank Polska SA (Banks)	2,040,729

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Poland – (continued)
380,833	Tauron Polska Energia SA (Utilities)*	$597,690
42,272	XTB SA (Financial Services)(a)	918,403

		31,315,378

Qatar – 0.5%
426,278	Commercial Bank PSQC (The) (Banks)	503,980
379,713	Doha Bank QPSC (Banks)	245,911
953,019	Ooredoo QPSC (Telecommunication Services)	3,395,292
1,415,436	Qatar Gas Transport Co. Ltd. (Energy)	1,780,083
195,903	Qatar Islamic Bank (Banks)	1,135,818
688,659	Qatar National Bank QPSC (Banks)	3,158,542
549,657	Vodafone Qatar QSC (Telecommunication Services)	356,273

		10,575,899

Russia – 0.0%
106,118	PhosAgro PJSC, GDR (Materials)*(c)	—
683	PhosAgro PJSC NPV (Materials)*(c)	—
18,426	Polyus PJSC, GDR (Materials)*(c)	—
2,789,380	Sberbank of Russia PJSC (Banks)(c)	—
54,816	VTB Bank PJSC (Banks)*(c)	—

		—

Saudi Arabia – 4.4%
689,766	Al Rajhi Bank (Banks)	17,918,717
15,895	Aldrees Petroleum and Transport Services Co. (Consumer Discretionary Distribution & Retail)	584,212
954,920	Alinma Bank (Banks)	7,396,115
1,899,535	Arab National Bank (Banks)	10,895,609
16,682	Bank AlBilad (Banks)	128,916
488,077	Banque Saudi Fransi (Banks)	2,390,767
13,407	East Pipes Integrated Co. for Industry (Materials)	482,119
741,222	Etihad Etisalat Co. (Telecommunication Services)	12,409,854
2,919,129	Riyad Bank (Banks)	23,963,898
241,634	Riyadh Cement Co. (Materials)	2,187,039
146,011	SABIC Agri-Nutrients Co. (Materials)	3,846,310
949,301	Saudi Awwal Bank (Banks)	8,882,997
84,151	Saudi Investment Bank (The) (Banks)	338,089
114,958	Saudi National Bank (The) (Banks)	1,095,323
67,638	Saudi Telecom Co. (Telecommunication Services)	858,716

Shares	Description	Value

Common Stocks – (continued)

Saudi Arabia – (continued)
85,544	United Electronics Co. (Consumer Discretionary Distribution & Retail)	$2,143,760

		95,522,441

South Africa – 2.6%
21,468	Capitec Bank Holdings Ltd. (Banks)	3,984,595
35,311	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	750,992
5,101,325	FirstRand Ltd. (Financial Services)	19,973,430
288,702	Gold Fields Ltd. ADR (Materials)	6,507,343
1,126,279	Harmony Gold Mining Co. Ltd. ADR (Materials)	17,919,099
231,838	Momentum Group Ltd. (Insurance)	423,263
7,909	Naspers Ltd., Class N (Consumer Discretionary Distribution & Retail)	2,079,611
2,957,274	Old Mutual Ltd. (Insurance)(b)	1,801,272
287,878	Sanlam Ltd. (Insurance)	1,310,722
289,124	Telkom SA SOC Ltd. (Telecommunication Services)*	612,433
102,059	Tiger Brands Ltd. (Food, Beverage & Tobacco)	1,591,136

		56,953,896

South Korea – 9.5%
76,771	Cafe24 Corp. (Software & Services)*	3,237,642
86,570	DB Insurance Co. Ltd. (Insurance)	5,577,299
222,724	Hana Financial Group, Inc. (Banks)	10,100,562
3,654	Hanwha Aerospace Co. Ltd. (Capital Goods)	2,053,563
6,437	Hanwha Corp. (Capital Goods)	218,322
133,151	Hanwha General Insurance Co. Ltd. (Insurance)*	381,746
310,004	Hanwha Life Insurance Co. Ltd. (Insurance)*	578,273
22,838	HD Hyundai Heavy Industries Co. Ltd. (Capital Goods)*	6,459,259
21,498	HD HYUNDAI MIPO (Capital Goods)	2,525,441
154,350	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (Capital Goods)	29,526,644
20,866	Hyundai Rotem Co. Ltd. (Capital Goods)	1,644,638
55,623	JB Financial Group Co. Ltd. (Banks)	668,313
177,524	KB Financial Group, Inc. (Banks)	11,219,295
240,847	KT&G Corp. (Food, Beverage & Tobacco)	19,439,794

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
44,422	LIG Nex1 Co. Ltd. (Capital Goods)	$10,035,792
56,800	NAVER Corp. (Media & Entertainment)	7,992,079
7,287	Orion Corp. (Food, Beverage & Tobacco)	631,629
77,808	Samsung E&A Co. Ltd. (Capital Goods)	1,052,071
1,109,531	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	43,291,169
291,913	Samsung Heavy Industries Co. Ltd. (Capital Goods)*	2,990,827
171,654	Shinhan Financial Group Co. Ltd. (Banks)	6,203,576
315,155	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	39,322,865
18,175	SK Square Co. Ltd. (Capital Goods)*	1,123,666
5,282	SM Entertainment Co. Ltd. (Media & Entertainment)	459,278

		206,733,743

Taiwan – 16.9%
245,000	Accton Technology Corp. (Technology Hardware & Equipment)	4,563,452
202,455	Advantech Co. Ltd. (Technology Hardware & Equipment)	2,120,953
1,777,000	ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	7,572,152
3,320,000	Asia Cement Corp. (Materials)	4,676,371
7,554,000	Cathay Financial Holding Co. Ltd. (Insurance)	13,918,329
17,103,000	China Airlines Ltd. (Transportation)	11,266,793
5,979,000	Compal Electronics, Inc. (Technology Hardware & Equipment)	5,151,940
1,054,000	CTBC Financial Holding Co. Ltd. (Banks)	1,298,781
6,133,000	E.Sun Financial Holding Co. Ltd. (Banks)	5,439,830
4,467,000	Eva Airways Corp. (Transportation)	5,365,447
826,000	Far Eastern Department Stores Ltd. (Consumer Discretionary Distribution & Retail)	606,313
2,083,000	First Financial Holding Co. Ltd. (Banks)	1,658,709
10,917,750	Fubon Financial Holding Co. Ltd. (Insurance)	28,936,746
1,236,000	Gamania Digital Entertainment Co. Ltd. (Media & Entertainment)	2,838,195

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
242,000	Global Mixed Mode Technology, Inc. (Semiconductors & Semiconductor Equipment)	$1,679,004
245,000	Goldsun Building Materials Co. Ltd. (Materials)	300,956
1,082,000	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	4,820,632
66,000	Integrated Service Technology, Inc. (Semiconductors & Semiconductor Equipment)	209,592
234,000	International Games System Co. Ltd. (Media & Entertainment)	6,066,664
357,000	ITE Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,452,299
5,886,000	KGI Financial Holding Co. Ltd. (Insurance)	3,052,926
68,000	Lion Travel Service Co. Ltd. (Consumer Services)	290,954
681,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	28,937,802
538,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	8,844,223
7,159,000	Ruentex Development Co. Ltd. (Real Estate Management & Development)	7,369,068
75,000	Shinkong Insurance Co. Ltd. (Insurance)	250,463
146,000	Synnex Technology International Corp. (Technology Hardware & Equipment)	323,907
383,760	Taishin Financial Holding Co. Ltd. (Banks)	200,541
1,452,000	Taiwan Mobile Co. Ltd. (Telecommunication Services)	5,155,339
6,741,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	191,003,229
37,000	Topco Scientific Co. Ltd. (Semiconductors & Semiconductor Equipment)	284,221
604,000	Tripod Technology Corp. (Technology Hardware & Equipment)	3,487,338
2,599,000	Uni-President Enterprises Corp. (Food, Beverage & Tobacco)	6,245,821
82,000	United Integrated Services Co. Ltd. (Capital Goods)	1,131,392

		366,520,382

Thailand – 1.4%
18,176,200	Charoen Pokphand Foods PCL (Food, Beverage & Tobacco)	14,397,047

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Thailand – (continued)
3,106,200	Com7 PCL, Class F (Consumer Discretionary Distribution & Retail)	$1,912,134
10,675,900	Krung Thai Bank PCL (Banks)	6,966,640
89,200	Minor International PCL (Consumer Services)	71,794
1,923,200	SCB X PCL (Banks)	6,852,904
2,298,600	Supalai PCL (Real Estate Management & Development)	1,083,901

		31,284,420

Turkey – 1.0%
129,806	Anadolu Efes Biracilik Ve Malt Sanayii AS (Food, Beverage & Tobacco)	539,846
92,040	Aygaz AS (Utilities)	306,045
272,907	BIM Birlesik Magazalar AS (Consumer Staples Distribution & Retail)	3,206,181
5,699,361	Enka Insaat ve Sanayi AS (Capital Goods)	9,508,772
109,825	KOC Holding AS (Capital Goods)	395,418
3,062,947	Kocaer Celik Sanayi Ve Ticaret AS (Materials)	982,034
157,225	Pegasus Hava Tasimaciligi AS (Transportation)*	914,381
530,787	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT (Equity Real Estate Investment Trusts (REITs))	847,525
463,830	Turkcell Iletisim Hizmetleri AS (Telecommunication Services)	1,087,938
14,827,460	Turkiye Is Bankasi AS, Class C (Banks)	3,992,224
993,010	Turkiye Sigorta AS (Insurance)	452,204

		22,232,568

United Arab Emirates – 0.9%
502,754	Abu Dhabi Commercial Bank PJSC (Banks)	1,593,153
270,222	Air Arabia PJSC (Transportation)	257,111
11,935,477	Deyaar Development PJSC (Real Estate Management & Development)	2,998,269
206,088	Dubai Investments PJSC (Capital Goods)	130,369
1,050,848	Dubai Islamic Bank PJSC (Banks)	2,165,054
575,809	Emaar Development PJSC (Real Estate Management & Development)	2,098,378
1,910,607	Emirates NBD Bank PJSC (Banks)	10,692,672

		19,935,006

United States – 0.1%
207,863	GCC SAB de CV (Materials)	1,743,100

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
24,602	Titan Cement International SA (Materials)	$1,142,094

		2,885,194

TOTAL COMMON STOCKS (Cost $1,793,902,067)		2,074,947,861

Shares	Description	Rate	Value

Preferred Stocks – 2.0%

Brazil – 1.6%
1,157,100	Azul SA (Transportation)*	0.00%	299,717
473,200	Isa Energia Brasil SA (Utilities)	9.84	2,000,311
5,158,280	Itau Unibanco Holding SA (Banks)	6.73	32,339,516
142,600	Marcopolo SA (Capital Goods)	8.38	176,895

			34,816,439

South Korea – 0.4%
29,618	Mirae Asset Securities Co. Ltd., N.A. (Financial Services)	5.13	101,128
192,460	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	3.11	6,353,230
6,980	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	6.74	1,386,590

			7,840,948

TOTAL PREFERRED STOCKS (Cost $38,824,858)			42,657,387

Units	Description	Expiration Month	Value

Right – 0.0%

Brazil – 0.0%
137,162 (Cost $33,520)	Minerva SA*	06/25	46,163

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,832,760,445)			2,117,651,411

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(d)
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,763,880	4.248%	$1,763,880
(Cost $1,763,880)

TOTAL INVESTMENTS – 97.8% (Cost $1,834,524,325)		$2,119,415,291

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%		48,236,553

NET ASSETS – 100.0%		$2,167,651,844

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of security is on loan.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value
Financials	27.4%
Information Technology	21.9
Consumer Discretionary	11.1
Communication Services	10.7
Industrials	8.3
Materials	7.1
Consumer Staples	6.1
Health Care	4.1
Energy	1.5
Real Estate	1.2
Utilities	0.5
Securities Lending Reinvestment Vehicle	0.1

TOTAL INVESTMENTS	100.0%

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index	603	06/20/25	$ 33,466,500	$ 1,058,706

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 96.9%

Australia – 7.3%
109,588	AGL Energy Ltd. (Utilities)	$746,843
458,622	ANZ Group Holdings Ltd. (Banks)	8,769,891
158,747	Aristocrat Leisure Ltd. (Consumer Services)	6,779,935
735,627	BHP Group Ltd. (Materials)	17,532,682
161,722	CAR Group Ltd. (Media & Entertainment)	3,451,844
147,675	Commonwealth Bank of Australia (Banks)	15,740,555
583,066	Computershare Ltd. (Commercial & Professional Services)	15,236,341
952,979	Glencore PLC (Materials)*	3,124,569
259,318	Goodman Group REIT (Equity Real Estate Investment Trusts (REITs))	4,964,344
141,148	GPT Group (The) REIT (Equity Real Estate Investment Trusts (REITs))	418,413
375,936	Insurance Australia Group Ltd. (Insurance)	1,974,593
18,379	Macquarie Group Ltd. (Financial Services)	2,271,187
646,660	National Australia Bank Ltd. (Banks)	14,931,835
905,321	Northern Star Resources Ltd. (Materials)	11,120,675
625,886	Perseus Mining Ltd. (Materials)	1,341,406
42,233	Pro Medicus Ltd. (Health Care Equipment & Services)	6,192,640
2,426,887	Qantas Airways Ltd. (Transportation)	13,721,429
16,050	REA Group Ltd. (Media & Entertainment)	2,550,021
1,519,719	Suncorp Group Ltd. (Banks)	19,762,565
3,383,573	Telstra Group Ltd. (Telecommunication Services)	9,765,323
280,021	Westpac Banking Corp. (Banks)	5,876,291

		166,273,382

Austria – 0.2%
31,476	BAWAG Group AG (Banks)*(a)	3,450,023

China – 1.2%
222,500	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	1,065,099
216,000	China Tobacco International HK Co. Ltd. (Consumer Discretionary Distribution & Retail)	695,000
423,952	Prosus NV (Consumer Discretionary Distribution & Retail)*	19,876,832
3,778,300	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)*	6,472,088

		28,109,019

Shares	Description	Value

Common Stocks – (continued)

Denmark – 2.2%
37,337	Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	$7,916,892
518,622	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	34,675,878
19,207	Pandora A/S (Consumer Durables & Apparel)	2,859,212
34,273	Sydbank AS (Banks)	2,194,855
85,113	Vestas Wind Systems A/S (Capital Goods)	1,134,744

		48,781,581

Finland – 1.6%
1,796,493	Nokia OYJ (Technology Hardware & Equipment)	8,980,981
1,721,962	Nordea Bank Abp (Banks)	23,847,378
221,148	Wartsila OYJ Abp (Capital Goods)	4,086,004

		36,914,363

France – 10.1%
156,654	Air Liquide SA (Materials)	32,188,998
7,518	Airbus SE (Capital Goods)	1,275,734
541,328	AXA SA (Insurance)*	25,602,608
13,338	Capgemini SE (Software & Services)	2,129,444
69,667	Cie de Saint-Gobain SA (Capital Goods)	7,574,062
479,609	Cie Generale des Etablissements Michelin SCA (Automobiles & Components)	17,537,259
233,462	Danone SA (Food, Beverage & Tobacco)	20,088,577
41,103	Dassault Aviation SA (Capital Goods)	14,820,380
130,423	Dassault Systemes (Software & Services)	4,887,751
20,589	Eiffage SA (Capital Goods)	2,801,602
731,079	Engie SA (Utilities)	15,110,185
3,712	Gaztransport Et Technigaz SA (Energy)	605,066
65,854	Klepierre SA REIT (Equity Real Estate Investment Trusts (REITs))	2,410,466
140,485	Legrand SA (Capital Goods)	15,439,285
121,230	Safran SA (Capital Goods)	32,261,692
26,465	SCOR SE (Insurance)	833,891
47,719	Thales SA (Capital Goods)	13,367,165
155,004	TotalEnergies SE (Energy)	8,828,285
367,683	Valeo SE (Automobiles & Components)	3,651,521
38,508	Vinci SA (Capital Goods)	5,409,116
1,150,079	Vivendi SE (Media & Entertainment)*	3,586,477

		230,409,564

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Georgia – 0.0%
8,810	Lion Finance Group PLC (Banks)	$706,676

Germany – 12.0%
7,149	Allianz SE (Insurance)	2,956,661
144,025	Continental AG (Automobiles & Components)	11,259,109
30,009	Deutsche Bank AG (Financial Services)	786,847
26,829	Deutsche Boerse AG (Financial Services)	8,641,461
454,235	Deutsche Post AG (Transportation)	19,408,566
122,260	Deutsche Telekom AG (Telecommunication Services)	4,391,279
1,155,378	E.ON SE (Utilities)	20,207,091
24,989	Freenet AG (Telecommunication Services)	1,039,121
207,232	Fresenius Medical Care AG (Health Care Equipment & Services)	10,543,052
416,976	Fresenius SE & Co. KGaA (Health Care Equipment & Services)*	19,805,091
53,848	GEA Group AG (Capital Goods)	3,513,027
69,246	Hannover Rueck SE (Insurance)	22,227,955
30,085	Henkel AG & Co. KGaA (Household & Personal Products)	2,123,404
360,956	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	11,955,962
62,964	Knorr-Bremse AG (Capital Goods)	6,244,567
167,521	Mercedes-Benz Group AG (Automobiles & Components)	10,015,881
1,051	MTU Aero Engines AG (Capital Goods)	363,757
26,585	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Insurance)*	18,200,349
44,458	Nemetschek SE (Software & Services)	5,907,793
6,682	Rheinmetall AG (Capital Goods)	11,379,803
173,435	SAP SE (Software & Services)	50,745,134
114,112	Scout24 SE (Media & Entertainment)(a)	13,599,509
6,768	Siemens AG (Capital Goods)	1,558,409
111,615	Siemens Energy AG (Capital Goods)*	8,614,861
12,523	Siemens Healthineers AG (Health Care Equipment & Services)(a)	675,082
54,141	Symrise AG (Materials)	6,244,162

		272,407,933

Shares	Description	Value

Common Stocks – (continued)

Hong Kong – 2.0%
1,615,400	AIA Group Ltd. (Insurance)	$12,104,057
329,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	1,344,085
249,400	Hong Kong Exchanges & Clearing Ltd. (Financial Services)	10,896,211
324,500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	3,078,341
256,000	Swire Pacific Ltd., Class A (Capital Goods)	2,213,803
1,942,000	Swire Properties Ltd. (Real Estate Management & Development)	4,291,766
99,000	Techtronic Industries Co. Ltd. (Capital Goods)	996,335
11,959,500	WH Group Ltd. (Food, Beverage & Tobacco)(a)	10,694,272

		45,618,870

Israel – 0.1%
37,715	Plus500 Ltd. (Financial Services)	1,546,025

Italy – 2.9%
2,120,294	A2A SpA (Utilities)	5,392,480
65,760	Banca Generali SpA (Financial Services)	3,901,394
427,857	Banca Mediolanum SpA (Financial Services)(b)	6,396,403
47,050	Banca Monte dei Paschi di Siena SpA (Banks)	397,891
219,858	Banco BPM SpA (Banks)	2,454,170
538,628	BPER Banca SpA (Banks)	4,374,785
220,530	Coca-Cola HBC AG (Food, Beverage & Tobacco)*	11,483,819
14,129	Ferrari NV (Automobiles & Components)	6,467,984
218,180	FinecoBank Banca Fineco SpA (Banks)	4,365,984
411,293	Hera SpA (Utilities)	1,947,156
1,058,479	Intesa Sanpaolo SpA (Banks)	5,650,469
98,691	Leonardo SpA (Capital Goods)	5,130,780
387,437	Pirelli & C SpA (Automobiles & Components)(a)	2,395,329
97,448	UniCredit SpA (Banks)	5,669,611

		66,028,255

Japan – 20.4%
97,800	Advantest Corp. (Semiconductors & Semiconductor Equipment)	4,091,556
380,300	Aisin Corp. (Automobiles & Components)	4,830,314
190,600	Asahi Group Holdings Ltd. (Food, Beverage & Tobacco)	2,634,530
56,800	Asics Corp. (Consumer Durables & Apparel)	1,220,862

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
1,268,200	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	$12,699,943
154,900	Bandai Namco Holdings, Inc. (Consumer Durables & Apparel)	5,383,170
99,700	Central Japan Railway Co. (Transportation)	2,098,073
206,000	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	11,867,569
157,000	Chugoku Electric Power Co., Inc. (The) (Utilities)	834,623
37,700	Credit Saison Co. Ltd. (Financial Services)	880,406
991,200	Dai-ichi Life Holdings, Inc. (Insurance)	7,156,907
52,300	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,337,867
1,808,200	Daiwa Securities Group, Inc. (Financial Services)	11,890,591
187,700	DeNA Co. Ltd. (Media & Entertainment)	5,074,595
23,200	DIC Corp. (Materials)	452,746
35,600	Gunma Bank Ltd. (The) (Banks)	296,895
58,700	H2O Retailing Corp. (Consumer Staples Distribution & Retail)	802,882
151,300	Hachijuni Bank Ltd. (The) (Banks)	1,142,011
37,200	Hazama Ando Corp. (Capital Goods)	370,498
1,354,000	Hitachi Ltd. (Capital Goods)	33,464,807
137,300	Hokuriku Electric Power Co. (Utilities)	705,604
586,400	Hulic Co. Ltd. (Real Estate Management & Development)	6,131,929
551,400	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary Distribution & Retail)	7,087,957
545,000	Isuzu Motors Ltd. (Automobiles & Components)	7,329,398
81,900	Iyogin Holdings, Inc. (Banks)	949,975
135,700	J Front Retailing Co. Ltd. (Consumer Discretionary Distribution & Retail)	1,660,989
26,200	Japan Exchange Group, Inc. (Financial Services)	291,495
109,700	Japan Post Bank Co. Ltd. (Banks)	1,127,930
805,400	Japan Post Holdings Co. Ltd. (Insurance)	7,828,701
45,500	Kakaku.com, Inc. (Media & Entertainment)	804,707
11,400	Kaken Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	324,578
274,500	Kawasaki Kisen Kaisha Ltd. (Transportation)	3,764,580

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
47,800	KDDI Corp. (Telecommunication Services)	$847,189
1,365,200	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	20,650,946
77,100	Konami Group Corp. (Media & Entertainment)	11,011,114
16,300	Lintec Corp. (Materials)	311,799
73,200	Lion Corp. (Household & Personal Products)	897,210
36,200	Medipal Holdings Corp. (Health Care Equipment & Services)	613,434
186,600	MEIJI Holdings Co. Ltd. (Food, Beverage & Tobacco)	4,587,905
424,700	Mitsubishi Heavy Industries Ltd. (Capital Goods)	8,372,046
807,300	Mitsubishi UFJ Financial Group, Inc. (Banks)	10,171,277
16,000	Mitsui Mining & Smelting Co. Ltd. (Materials)	434,992
54,000	MIXI, Inc. (Media & Entertainment)	1,199,863
57,700	Mizuho Financial Group, Inc. (Banks)	1,442,652
196,800	Modec, Inc. (Energy)	5,972,454
817,800	MS&AD Insurance Group Holdings, Inc. (Insurance)	18,588,441
107,500	Namura Shipbuilding Co. Ltd. (Capital Goods)	1,516,996
418,800	NEC Corp. (Software & Services)	10,194,775
551,800	NGK Insulators Ltd. (Capital Goods)	6,809,219
219,600	Nippon Steel Corp. (Materials)	4,622,078
9,099,800	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	9,511,813
63,800	Nippon Yusen KK (Transportation)	2,084,532
635,400	Nomura Holdings, Inc. (Financial Services)	3,541,443
59,800	NS Solutions Corp. (Software & Services)	1,418,743
1,091,000	Obayashi Corp. (Capital Goods)	16,927,059
117,300	Obic Co. Ltd. (Software & Services)	4,106,848
21,700	Open House Group Co. Ltd. (Consumer Durables & Apparel)	962,220
63,000	Oracle Corp. Japan (Software & Services)	7,573,950
650,400	ORIX Corp. (Financial Services)	13,047,044
33,500	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,633,151
290,800	Rakuten Group, Inc. (Consumer Discretionary Distribution & Retail)*	1,714,654

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
42,300	Recruit Holdings Co. Ltd. (Commercial & Professional Services)	$2,344,067
194,000	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,964,908
73,600	Sawai Group Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,060,534
233,300	SBI Holdings, Inc. (Financial Services)	6,134,501
160,700	Secom Co. Ltd. (Commercial & Professional Services)	5,909,008
583,000	Sekisui House Ltd. (Consumer Durables & Apparel)	13,403,288
91,900	Shikoku Electric Power Co., Inc. (Utilities)	755,237
157,000	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,637,680
489,600	Shizuoka Financial Group, Inc. (Banks)	5,440,699
233,300	SoftBank Group Corp. (Telecommunication Services)	11,797,901
30,300	Sony Group Corp. (Consumer Durables & Apparel)	799,399
253,700	Subaru Corp. (Automobiles & Components)	4,593,979
850,800	Sumitomo Electric Industries Ltd. (Automobiles & Components)	13,675,257
50,400	Sumitomo Forestry Co. Ltd. (Consumer Durables & Apparel)	1,451,230
258,500	Sumitomo Mitsui Financial Group, Inc. (Banks)	6,167,090
439,000	Sumitomo Mitsui Trust Group, Inc. (Banks)	10,860,303
284,600	Sumitomo Rubber Industries Ltd. (Automobiles & Components)	3,584,046
21,500	Suntory Beverage & Food Ltd. (Food, Beverage & Tobacco)	751,228
242,400	Suzuki Motor Corp. (Automobiles & Components)	2,904,841
31,700	T&D Holdings, Inc. (Insurance)	674,532
52,000	Taiheiyo Cement Corp. (Materials)	1,400,119
149,300	TIS, Inc. (Software & Services)	4,309,274
141,200	Tohoku Electric Power Co., Inc. (Utilities)	1,014,742
96,200	Tokio Marine Holdings, Inc. (Insurance)	3,855,925
104,400	Tokyu Corp. (Transportation)	1,266,170
61,400	Toyo Tire Corp. (Automobiles & Components)	1,147,983
767,900	Toyota Motor Corp. (Automobiles & Components)	14,666,444

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
81,900	Tsuruha Holdings, Inc. (Consumer Staples Distribution & Retail)	$6,587,968
66,600	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	2,258,716
541,900	Unicharm Corp. (Household & Personal Products)	5,031,619
63,900	Yahagi Construction Co. Ltd. (Capital Goods)	650,080
71,800	Yamaichi Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,008,946
270,800	Yokogawa Electric Corp. (Technology Hardware & Equipment)	5,860,153

		463,272,402

Luxembourg – 0.3%
107,388	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	6,776,869

Netherlands – 3.3%
574,873	Aegon Ltd. (Insurance)	3,697,555
47,107	ASML Holding NV (Semiconductors & Semiconductor Equipment)	31,535,417
29,717	Euronext NV (Financial Services)(a)	4,967,113
36,038	Heineken Holding NV (Food, Beverage & Tobacco)	2,817,806
642,340	ING Groep NV (Banks)	12,473,809
111,120	Wolters Kluwer NV (Commercial & Professional Services)	19,619,246

		75,110,946

New Zealand – 0.2%
152,079	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	3,067,893
14,379	Xero Ltd. (Software & Services)*	1,514,298

		4,582,191

Norway – 1.4%
874,168	DNB Bank ASA (Banks)	21,852,553
13,092	Kongsberg Gruppen ASA (Capital Goods)	2,109,237
156,886	Mowi ASA (Food, Beverage & Tobacco)	2,876,737
219,068	Norsk Hydro ASA (Materials)	1,162,028
176,306	Orkla ASA (Food, Beverage & Tobacco)	1,966,245
55,634	Storebrand ASA (Insurance)	671,703

		30,638,503

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Portugal – 0.0%
1,272,614	Banco Comercial Portugues SA, Class R (Banks)	$813,962

Singapore – 1.9%
296,400	Oversea-Chinese Banking Corp. Ltd. (Banks)	3,668,177
1,335,700	Singapore Exchange Ltd. (Financial Services)	14,693,849
1,312,200	Singapore Technologies Engineering Ltd. (Capital Goods)	7,450,990
2,227,100	Singapore Telecommunications Ltd. (Telecommunication Services)	6,443,438
412,600	United Overseas Bank Ltd. (Banks)	10,958,179

		43,214,633

Spain – 1.1%
2,373	Aena SME SA (Transportation)(a)	596,136
370,187	Banco Bilbao Vizcaya Argentaria SA (Banks)	5,080,465
81,091	Cellnex Telecom SA (Telecommunication Services)*(a)	3,281,701
176,206	Industria de Diseno Textil SA (Consumer Discretionary Distribution & Retail)(b)	9,475,475
59,866	Merlin Properties Socimi SA REIT (Equity Real Estate Investment Trusts (REITs))	678,897
2,936,666	Unicaja Banco SA (Banks)(a)	5,597,437

		24,710,111

Sweden – 2.6%
78,919	Boliden AB (Materials)*	2,418,082
133,717	Essity AB, Class B (Household & Personal Products)	3,866,969
2,997	Evolution AB (Consumer Services)*(a)	207,616
650,279	Hexagon AB, Class B (Technology Hardware & Equipment)*(b)	6,328,885
213,788	Investor AB, Class B (Financial Services)	6,334,210
308,840	SSAB AB, Class A (Materials)(b)	1,951,510
1,156,658	Svenska Handelsbanken AB, Class A (Banks)	15,140,444
218,686	Swedbank AB, Class A (Banks)	5,459,245
2,133,060	Telefonaktiebolaget LM Ericsson, Class B (Technology Hardware & Equipment)	18,018,769

		59,725,730

Switzerland – 5.0%
345,341	ABB Ltd. (Capital Goods)	18,237,715
20,540	Baloise Holding AG (Insurance)	4,569,585

Shares	Description	Value

Common Stocks – (continued)

Switzerland – (continued)
4,041	Belimo Holding AG (Capital Goods)	$3,433,485
12,451	BKW AG (Utilities)*	2,496,268
5,932	Cembra Money Bank AG (Financial Services)	716,044
102,711	Cie Financiere Richemont SA (Consumer Durables & Apparel)	18,149,570
61,003	DSM-Firmenich AG (Materials)	6,626,953
4,871	Geberit AG (Capital Goods)	3,374,242
2,312	Givaudan SA (Materials)	11,153,923
6,107	Kuehne + Nagel International AG (Transportation)	1,406,424
1,906	PSP Swiss Property AG (Real Estate Management & Development)	339,403
15,952	Schindler Holding AG (Capital Goods)	5,834,364
36,388	Sika AG (Materials)	9,093,638
891,218	UBS Group AG (Financial Services)	27,053,252

		112,484,866

United Kingdom – 11.7%
57,378	3i Group PLC (Financial Services)	3,252,820
24,266	Admiral Group PLC (Insurance)	1,055,388
139,762	Associated British Foods PLC (Food, Beverage & Tobacco)	3,852,562
330,408	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	23,719,990
181,899	Auto Trader Group PLC (Media & Entertainment)(a)	2,043,610
1,002,439	Aviva PLC (Insurance)	7,510,678
253,182	Babcock International Group PLC (Capital Goods)	2,727,476
482,661	BAE Systems PLC (Capital Goods)	11,189,361
228,289	Barclays PLC (Banks)	909,422
175,985	Barratt Redrow PLC (Consumer Durables & Apparel)	1,097,124
787,974	Beazley PLC (Insurance)	9,336,445
1,301,970	BT Group PLC (Telecommunication Services)	3,021,818
36,602	DCC PLC (Capital Goods)	2,392,230
308,051	easyJet PLC (Transportation)	2,042,394
182,032	Entain PLC (Consumer Services)	1,556,176
176,040	Halma PLC (Technology Hardware & Equipment)	6,497,928
115,848	Hiscox Ltd. (Insurance)	1,705,013
1,446,192	HSBC Holdings PLC (Banks)	16,121,255
100,055	IG Group Holdings PLC (Financial Services)	1,426,081
684,975	Imperial Brands PLC (Food, Beverage & Tobacco)	28,106,617
168,366	Informa PLC (Media & Entertainment)	1,644,757

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
37,132	InterContinental Hotels Group PLC (Consumer Services)	$3,962,355
105,136	Investec PLC (Financial Services)	660,166
172,142	JET2 PLC (Transportation)	3,642,781
263,031	Kingfisher PLC (Consumer Discretionary Distribution & Retail)	1,010,959
100,557	Lancashire Holdings Ltd. (Insurance)	754,490
16,554,745	Lloyds Banking Group PLC (Banks)	16,264,689
573,257	M&G PLC (Financial Services)	1,590,724
964,361	Man Group PLC (Financial Services)	2,104,872
703,196	Marks & Spencer Group PLC (Consumer Staples Distribution & Retail)	3,654,193
488,294	National Grid PLC (Utilities)	7,048,090
2,328,292	NatWest Group PLC (Banks)	14,976,251
74,231	Next PLC (Consumer Discretionary Distribution & Retail)	12,246,381
121,954	Pearson PLC (Consumer Services)	1,955,074
283,833	RELX PLC (Commercial & Professional Services)	15,490,237
1,083,819	Rolls-Royce Holdings PLC (Capital Goods)	10,970,937
137,845	Sage Group PLC (The) (Software & Services)	2,285,283
194,060	Smiths Group PLC (Capital Goods)	4,835,900
396,405	SSE PLC (Utilities)	8,937,379
198,721	Standard Chartered PLC (Banks)	2,862,230
618,223	Taylor Wimpey PLC (Consumer Durables & Apparel)	971,420
2,897,144	Tesco PLC (Consumer Staples Distribution & Retail)	14,337,986
228,270	TP ICAP Group PLC (Financial Services)	783,866
103,546	Trainline PLC (Consumer Services)*(a)	405,594
347,832	Vodafone Group PLC ADR (Telecommunication Services)	3,394,840

		266,355,842

United States – 9.4%
263,309	BP PLC ADR (Energy)	7,230,465
9,740	Experian PLC (Commercial & Professional Services)	484,575
501,756	GSK PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	19,994,977
192,518	Holcim AG (Materials)*	21,513,498
470,981	Nestle SA (Food, Beverage & Tobacco)	50,129,986

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
368,735	Novartis AG (Pharmaceuticals, Biotechnology & Life Sciences)	$42,056,922
77,149	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	25,226,683
93,376	Sanofi SA (Pharmaceuticals, Biotechnology & Life Sciences)	10,214,576
98,256	Schneider Electric SE (Capital Goods)	22,957,110
496,405	Shell PLC (Energy)	16,148,306

		215,957,098

TOTAL COMMON STOCKS (Cost $1,917,896,600)		2,203,888,844

Shares	Description	Rate	Value

Preferred Stocks – 0.5%

Germany – 0.5%
120,885	Henkel AG & Co. KGaA (Household & Personal Products)	2.99%	9,388,703
8,623	Sartorius AG (Pharmaceuticals, Biotechnology & Life Sciences)	0.33	2,238,485

TOTAL PREFERRED STOCKS (Cost $11,061,538)			11,627,188

Shares	Dividend Rate		Value

Investment Company – 0.4%(c)

Goldman Sachs Financial Square Government Fund - Institutional Shares
8,437,509	4.248%		8,437,509
(Cost $8,437,509)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,937,395,647)			2,223,953,541

Securities Lending Reinvestment Vehicle – 0.9%(c)

Goldman Sachs Financial Square Government Fund - Institutional Shares
19,778,230	4.248%		19,778,230
(Cost $19,778,230)

TOTAL INVESTMENTS – 98.7% (Cost $1,957,173,877)			$2,243,731,771

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%			29,203,978

NET ASSETS – 100.0%			$2,272,935,749

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of security is on loan.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Financials	25.5%
Industrials	18.6
Health Care	11.0
Consumer Discretionary	9.8
Consumer Staples	9.2
Information Technology	8.6
Materials	5.9
Communication Services	4.4
Utilities	2.9
Energy	1.8
Real Estate	1.0
Investment Company	0.4
Securities Lending Reinvestment Vehicle	0.9

TOTAL INVESTMENTS	100.0%

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
EURO STOXX 50 Index	421	06/20/25	$24,356,818	$1,167,294
FTSE 100 Index	78	06/20/25	8,798,384	244,242
Hang Seng Index	15	05/29/25	2,135,812	(2,548)
MSCI Singapore Index	25	05/29/25	738,171	8,080
SPI 200 Index	30	06/19/25	3,911,519	147,259
TOPIX Index	68	06/12/25	12,672,122	608,340
Total Futures Contracts				$2,172,667

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 96.8%

Australia – 9.3%
1,391,182	AGL Energy Ltd. (Utilities)	$9,480,916
18,645,665	AMP Ltd. (Financial Services)	15,400,513
375,924	Ansell Ltd. (Health Care Equipment & Services)	7,292,758
705,950	Austal Ltd. (Capital Goods)*	2,391,782
412,821	Bank of Queensland Ltd. (Banks)	1,971,990
1,401,894	Capricorn Metals Ltd. (Materials)*	8,294,254
4,347,286	Charter Hall Group REIT (Equity Real Estate Investment Trusts (REITs))	47,002,635
7,230,903	Charter Hall Retail REIT (Equity Real Estate Investment Trusts (REITs))	17,271,874
828,392	Cleanaway Waste Management Ltd. (Commercial & Professional Services)	1,378,616
123,725	Downer EDI Ltd. (Commercial & Professional Services)	451,803
3,310,857	Emerald Resources NL (Materials)*	8,501,431
2,801,460	Evolution Mining Ltd. (Materials)	14,049,389
11,741,743	Gold Road Resources Ltd. (Materials)	22,780,655
112,705	GrainCorp Ltd., Class A (Consumer Staples Distribution & Retail)	479,847
280,866	HUB24 Ltd. (Financial Services)	12,975,676
394,368	IRESS Ltd. (Software & Services)	2,008,272
300,232	JB Hi-Fi Ltd. (Consumer Discretionary Distribution & Retail)	19,895,708
81,994	Judo Capital Holdings Ltd. (Banks)*	93,483
602,311	Mirvac Group REIT (Equity Real Estate Investment Trusts (REITs))	878,563
766,578	New Hope Corp. Ltd. (Energy)	1,798,279
879,557	Nine Entertainment Co. Holdings Ltd. (Media & Entertainment)	806,080
295,289	NRW Holdings Ltd. (Capital Goods)	511,819
100,218	Orica Ltd. (Materials)	1,040,248
18,765,668	Perseus Mining Ltd. (Materials)	40,218,798
402,894	Pinnacle Investment Management Group Ltd. (Financial Services)	4,646,424
969,243	Premier Investments Ltd. (Consumer Discretionary Distribution & Retail)	12,910,553
17,901,330	Ramelius Resources Ltd. (Materials)	30,124,488

Shares	Description	Value

Common Stocks – (continued)

Australia – (continued)
306,954	Regis Healthcare Ltd. (Health Care Equipment & Services)	$1,342,605
5,756,658	Regis Resources Ltd. (Materials)*	16,643,019
2,134,578	Resolute Mining Ltd. (Materials)*	696,807
67,056	Super Retail Group Ltd. (Consumer Discretionary Distribution & Retail)	575,094
2,120,228	Technology One Ltd. (Software & Services)	40,925,009
471,929	Temple & Webster Group Ltd. (Consumer Discretionary Distribution & Retail)	5,385,395
390,897	Tuas Ltd. (Telecommunication Services)*	1,411,647
22,138,928	Vault Minerals Ltd. (Materials)*	6,091,971
7,394,733	Ventia Services Group Pty Ltd. (Capital Goods)	20,021,144
2,518,781	Waypoint REIT Ltd. REIT (Equity Real Estate Investment Trusts (REITs))	4,124,963
3,608,753	West African Resources Ltd. (Materials)*	5,522,881
8,817,924	Westgold Resources Ltd. (Materials)	16,751,660
1,343,964	Worley Ltd. (Capital Goods)	10,707,480

		414,856,529

Austria – 1.0%
331,247	BAWAG Group AG (Banks)*(a)	36,307,332
11,965	DO & CO AG (Commercial & Professional Services)*	1,911,260
33,652	Porr AG (Capital Goods)	1,178,348
40,764	Raiffeisen Bank International AG (Banks)	1,088,859
109,754	voestalpine AG (Materials)	2,892,245

		43,378,044

Belgium – 1.3%
9,069	Ackermans & van Haaren NV (Capital Goods)	2,218,164
341,674	Aedifica SA REIT (Equity Real Estate Investment Trusts (REITs))	27,390,710
208,742	Cofinimmo SA REIT (Equity Real Estate Investment Trusts (REITs))	16,690,861
229,325	Colruyt Group NV (Consumer Staples Distribution & Retail)	11,027,707
16,893	Umicore SA (Materials)	153,558

		57,481,000

China – 0.1%
6,492,000	VSTECS Holdings Ltd. (Technology Hardware & Equipment)	4,998,502

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,167,500	Yanlord Land Group Ltd. (Real Estate Management & Development)*	$780,768

		5,779,270

Denmark – 1.9%
148,530	Bavarian Nordic A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	3,531,495
37,368	FLSmidth & Co. A/S (Capital Goods)	1,769,085
131,305	GN Store Nord AS (Consumer Durables & Apparel)*	1,982,477
340,508	NKT A/S (Capital Goods)*	27,724,810
148,136	Royal Unibrew A/S (Food, Beverage & Tobacco)	11,769,494
572,323	Sydbank AS (Banks)	36,651,776

		83,429,137

Faroe Islands – 0.1%
88,344	Bakkafrost P/F (Food, Beverage & Tobacco)	4,454,809

Finland – 1.6%
472,698	Hiab OYJ, Class B (Capital Goods)	22,492,282
196,028	Huhtamaki OYJ (Materials)	7,217,302
265,024	Kalmar OYJ, Class B (Capital Goods)	8,396,220
533,888	Konecranes OYJ (Capital Goods)	35,769,459

		73,875,263

France – 3.8%
256,377	Canal+ SA (Media & Entertainment)*	582,415
724,687	Coface SA (Insurance)	14,853,743
49,036	Exosens SAS (Capital Goods)*	1,908,472
44,414	Gaztransport Et Technigaz SA (Energy)	7,239,606
247,626	IPSOS SA (Media & Entertainment)	11,723,777
320,109	Mercialys SA REIT (Equity Real Estate Investment Trusts (REITs))*	4,285,331
179,086	Nexans SA (Capital Goods)	19,674,116
78,673	Rubis SCA (Utilities)	2,560,867
549,119	SCOR SE (Insurance)	17,302,304
494,607	SPIE SA (Commercial & Professional Services)	24,241,971
278,789	Ubisoft Entertainment SA (Media & Entertainment)*	3,284,782
3,352,490	Valeo SE (Automobiles & Components)	33,294,138
9,319,815	Vivendi SE (Media & Entertainment)*	29,063,480

		170,015,002

Shares	Description	Value

Common Stocks – (continued)

Georgia – 0.7%
242,962	Lion Finance Group PLC (Banks)	$19,488,699
212,968	TBC Bank Group PLC (Banks)	13,469,067

		32,957,766

Germany – 2.8%
158,949	Bechtle AG (Software & Services)	6,781,191
330,366	Freenet AG (Telecommunication Services)	13,737,655
351,885	Hensoldt AG (Capital Goods)	27,260,116
118,618	Krones AG (Capital Goods)	17,338,178
318,708	Nordex SE (Capital Goods)*	5,967,277
897,326	Softwareone Holding AG (Technology Hardware & Equipment)*	6,211,470
94,278	Stroeer SE & Co. KGaA (Media & Entertainment)	5,629,477
2,122,913	TeamViewer SE (Software & Services)*(a)	32,613,739
845,578	thyssenkrupp AG (Materials)	9,697,312
35,864	United Internet AG (Telecommunication Services)	813,282

		126,049,697

Hong Kong – 1.1%
168,000	DFI Retail Group Holdings Ltd. (Consumer Staples Distribution & Retail)	424,056
640,000	Hang Lung Group Ltd. (Real Estate Management & Development)	918,703
1,690,000	Hysan Development Co. Ltd. (Real Estate Management & Development)	2,754,863
1,848,000	Johnson Electric Holdings Ltd. (Automobiles & Components)	3,366,684
5,359,000	Kerry Properties Ltd. (Real Estate Management & Development)	12,585,245
428,000	Luk Fook Holdings International Ltd. (Consumer Discretionary Distribution & Retail)	933,944
106,000	Stella International Holdings Ltd. (Consumer Durables & Apparel)	189,979
828,000	SUNeVision Holdings Ltd. (Software & Services)	692,301
534,000	Vitasoy International Holdings Ltd. (Food, Beverage & Tobacco)	688,014
893,000	VTech Holdings Ltd. (Technology Hardware & Equipment)	5,999,324
15,330,500	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	22,009,983

		50,563,096

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Indonesia – 0.4%
20,890,000	First Pacific Co. Ltd. (Food, Beverage & Tobacco)	$14,056,212
3,915,600	First Resources Ltd. (Food, Beverage & Tobacco)	4,530,281

		18,586,493

Ireland – 0.1%
1,785,645	Greencore Group PLC (Food, Beverage & Tobacco)	4,402,501

Israel – 3.4%
99,041	Airport City Ltd. (Real Estate Management & Development)*	1,472,123
495,905	Alony Hetz Properties & Investments Ltd. (Real Estate Management & Development)	4,142,059
604,625	Amot Investments Ltd. (Real Estate Management & Development)	3,199,404
11,766,275	Bezeq The Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	17,892,230
20,819	Big Shopping Centers Ltd. (Real Estate Management & Development)*	3,039,812
11,964	Camtek Ltd. (Semiconductors & Semiconductor Equipment)*	794,465
4,079	Clal Insurance Enterprises Holdings Ltd. (Insurance)	111,920
22,595	Delek Group Ltd. (Energy)	3,604,686
616,339	El Al Israel Airlines (Transportation)*	1,883,850
9,553	Elco Ltd. (Capital Goods)	424,009
19,701	Fattal Holdings 1998 Ltd. (Consumer Services)*	2,572,863
152,922	First International Bank Of Israel Ltd. (The) (Banks)	8,399,147
16,922	Fox Wizel Ltd. (Consumer Discretionary Distribution & Retail)	1,423,272
211,479	G City Ltd. (Real Estate Management & Development)	732,870
662,633	Harel Insurance Investments & Financial Services Ltd. (Insurance)	11,014,261
52,712	Israel Canada T.R Ltd. (Real Estate Management & Development)	171,577
10,822	Israel Corp. Ltd. (Materials)	3,406,702
26,140	Melisron Ltd. (Real Estate Management & Development)	2,223,921
2,288,750	Mivne Real Estate KD Ltd. (Real Estate Management & Development)	6,678,068
7,045	Next Vision Stabilized Systems Ltd. (Technology Hardware & Equipment)	185,579
771,366	Phoenix Financial Ltd. (Insurance)	15,190,558

Shares	Description	Value

Common Stocks – (continued)

Israel – (continued)
1,146,477	Plus500 Ltd. (Financial Services)	$46,996,741
1,184,656	Shufersal Ltd. (Consumer Staples Distribution & Retail)	11,091,779
59,210	Strauss Group Ltd. (Food, Beverage & Tobacco)	1,340,081
130,566	Tower Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)*	4,772,022
7,176	YH Dimri Construction & Development Ltd. (Real Estate Management & Development)	605,512

		153,369,511

Italy – 4.4%
17,933,528	A2A SpA (Utilities)	45,609,800
111,468	ACEA SpA (Utilities)	2,618,679
741,134	Banca Generali SpA (Financial Services)	43,969,821
583,412	De’ Longhi SpA (Consumer Durables & Apparel)	18,054,752
7,018,208	Hera SpA (Utilities)	33,225,818
372,476	Iren SpA (Utilities)	1,063,393
347,965	Iveco Group NV (Capital Goods)	5,559,122
236,887	MFE-MediaForEurope NV, Class A (Media & Entertainment)	861,625
7,037,864	Pirelli & C SpA (Automobiles & Components)(a)	43,511,594
10,679	Reply SpA (Software & Services)	1,906,517
220,130	Technogym SpA (Consumer Durables & Apparel)(a)	2,974,581

		199,355,702

Ivory Coast – 0.2%
345,258	Endeavour Mining PLC (Materials)	9,271,128

Japan – 36.1%
98,500	77 Bank Ltd. (The) (Banks)	3,087,072
611,900	Acom Co. Ltd. (Financial Services)	1,714,606
5,129	Activia Properties, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	12,298,598
17,400	ADEKA Corp. (Materials)	313,669
363,800	Alfresa Holdings Corp. (Health Care Equipment & Services)	5,491,973
470,800	Alps Alpine Co. Ltd. (Technology Hardware & Equipment)	4,782,503
188,600	Amano Corp. (Technology Hardware & Equipment)	5,491,306
9,500	Ariake Japan Co. Ltd. (Food, Beverage & Tobacco)	399,159
238,300	Artience Co. Ltd. (Materials)	4,917,731

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
78,100	ASKUL Corp. (Consumer Discretionary Distribution & Retail)	$831,257
155,600	Autobacs Seven Co. Ltd. (Consumer Discretionary Distribution & Retail)	1,614,738
3,000,700	Azbil Corp. (Technology Hardware & Equipment)	25,839,907
587,500	Bic Camera, Inc. (Consumer Discretionary Distribution & Retail)	6,300,107
10,300	Canon Marketing Japan, Inc. (Technology Hardware & Equipment)	364,619
66,800	Central Glass Co. Ltd. (Capital Goods)	1,397,596
438,900	Chugin Financial Group, Inc. (Banks)	4,930,654
716,900	Chugoku Electric Power Co., Inc. (The) (Utilities)	3,811,091
226,200	CKD Corp. (Capital Goods)	3,297,133
827,700	Credit Saison Co. Ltd. (Financial Services)	19,329,232
73,000	Daido Steel Co. Ltd. (Materials)	550,049
183,500	Daiichikosho Co. Ltd. (Media & Entertainment)	2,146,019
32,400	Daikokutenbussan Co. Ltd. (Consumer Staples Distribution & Retail)	1,719,749
13,636	Daiwa House REIT Investment Corp. REIT (Equity Real Estate Investment Trusts (REITs))	22,839,938
203,300	Daiwabo Holdings Co. Ltd. (Technology Hardware & Equipment)	3,442,483
32,200	DCM Holdings Co. Ltd. (Consumer Discretionary Distribution & Retail)	306,176
808,000	DeNA Co. Ltd. (Media & Entertainment)	21,844,821
490,700	DIC Corp. (Materials)	9,575,960
39,200	DTS Corp. (Software & Services)	1,114,921
144,800	EDION Corp. (Consumer Discretionary Distribution & Retail)	1,932,348
50,000	EXEO Group, Inc. (Capital Goods)	583,857
1,529	Frontier Real Estate Investment Corp. REIT (Equity Real Estate Investment Trusts (REITs))	848,828
210,000	Fujita Kanko, Inc. (Consumer Services)	13,264,489
807,800	Furukawa Electric Co. Ltd. (Capital Goods)	25,511,635
399,100	Glory Ltd. (Capital Goods)	7,027,235
4,044	GLP J REIT (Equity Real Estate Investment Trusts (REITs))	3,488,140

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
110,300	GMO internet group, Inc. (Software & Services)	$2,593,733
350,000	Gunma Bank Ltd. (The) (Banks)	2,918,915
687,700	H.U. Group Holdings, Inc. (Health Care Equipment & Services)	13,493,682
2,466,900	H2O Retailing Corp. (Consumer Staples Distribution & Retail)	33,741,578
1,229,900	Hachijuni Bank Ltd. (The) (Banks)	9,283,276
2,252,300	Hazama Ando Corp. (Capital Goods)	22,432,037
118,200	Heiwa Corp. (Consumer Services)	1,839,881
19,000	Heiwa Real Estate Co. Ltd. (Real Estate Management & Development)	626,123
47,700	Heiwado Co. Ltd. (Consumer Staples Distribution & Retail)	888,084
1,561,600	HIS Co. Ltd. (Consumer Services)(b)	18,611,129
168,600	Hokuhoku Financial Group, Inc. (Banks)	3,023,713
2,211,900	Hokuriku Electric Power Co. (Utilities)	11,367,262
59,800	Hosiden Corp. (Technology Hardware & Equipment)	802,887
233,600	Iida Group Holdings Co. Ltd. (Consumer Durables & Apparel)	3,697,608
1,516,200	Iino Kaiun Kaisha Ltd. (Transportation)	11,050,556
194,100	Infomart Corp. (Commercial & Professional Services)	517,362
3,589,200	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary Distribution & Retail)	46,137,279
50,000	Itoham Yonekyu Holdings, Inc. (Food, Beverage & Tobacco)	1,567,018
1,369,800	Iyogin Holdings, Inc. (Banks)	15,888,600
79,100	Izumi Co. Ltd. (Consumer Discretionary Distribution & Retail)	1,821,117
1,148,900	J Front Retailing Co. Ltd. (Consumer Discretionary Distribution & Retail)	14,062,712
35,200	Jaccs Co. Ltd. (Financial Services)	932,275
153,000	Japan Airport Terminal Co. Ltd. (Transportation)	4,400,732
829,800	Japan Aviation Electronics Industry Ltd. (Technology Hardware & Equipment)	13,292,629
1,752	Japan Logistics Fund, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	1,145,754
713,700	JGC Holdings Corp. (Capital Goods)	5,708,110

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
311,300	Kaga Electronics Co. Ltd. (Technology Hardware & Equipment)	$5,575,657
872,000	Kakaku.com, Inc. (Media & Entertainment)	15,422,084
598,000	Kaken Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	17,026,133
184,400	Kamigumi Co. Ltd. (Transportation)	4,514,029
36,037	KDX Realty Investment Corp. REIT (Equity Real Estate Investment Trusts (REITs))	37,527,763
114,300	Keihan Holdings Co. Ltd. (Capital Goods)	2,799,419
230,900	Kewpie Corp. (Food, Beverage & Tobacco)	5,251,896
136,300	Kinden Corp. (Capital Goods)	3,528,023
8,300	Kintetsu Group Holdings Co. Ltd. (Transportation)	178,720
76,300	Konoike Transport Co. Ltd. (Transportation)	1,400,844
149,100	Koshidaka Holdings Co. Ltd. (Consumer Services)	1,061,510
190,000	K’s Holdings Corp. (Consumer Discretionary Distribution & Retail)	1,819,636
57,900	Kumagai Gumi Co. Ltd. (Capital Goods)	1,725,442
21,100	Kureha Corp. (Materials)	369,321
458,500	Kyokuto Kaihatsu Kogyo Co. Ltd. (Capital Goods)	7,701,764
611,400	Kyoritsu Maintenance Co. Ltd. (Consumer Services)	12,976,330
6,948	LaSalle Logiport REIT REIT (Equity Real Estate Investment Trusts (REITs))	6,628,025
198,400	Life Corp. (Consumer Staples Distribution & Retail)	2,873,888
741,600	Lintec Corp. (Materials)	14,185,895
1,152,200	Lion Corp. (Household & Personal Products)	14,122,483
232,400	Lixil Corp. (Capital Goods)	2,738,513
490,600	Maruha Nichiro Corp. (Food, Beverage & Tobacco)	11,209,963
649,000	Medipal Holdings Corp. (Health Care Equipment & Services)	10,997,746
250,600	Megmilk Snow Brand Co. Ltd. (Food, Beverage & Tobacco)	4,607,955
19,800	Meidensha Corp. (Capital Goods)	543,955
252,300	MEITEC Group Holdings, Inc. (Commercial & Professional Services)	5,178,606
273,100	MIRAIT ONE Corp. (Capital Goods)	4,294,778

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
5,448	Mitsubishi Estate Logistics REIT Investment Corp. REIT (Equity Real Estate Investment Trusts (REITs))	$4,448,225
362,200	Mitsubishi Logistics Corp. (Transportation)	2,499,684
55,200	Mitsubishi Research Institute, Inc. (Software & Services)	1,733,351
60,600	Mitsubishi Shokuhin Co. Ltd. (Consumer Staples Distribution & Retail)	2,268,663
1,372,100	Mitsui E&S Co. Ltd. (Capital Goods)	17,507,070
150,600	Mitsui Mining & Smelting Co. Ltd. (Materials)	4,094,362
997,300	MIXI, Inc. (Media & Entertainment)	22,159,700
244,500	Mizuho Leasing Co. Ltd. (Financial Services)	1,801,478
1,576,200	Modec, Inc. (Energy)	47,834,260
1,349	Mori Trust Reit, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	598,778
555,800	Morinaga & Co. Ltd. (Food, Beverage & Tobacco)	9,909,836
160,100	Nagase & Co. Ltd. (Capital Goods)	2,819,938
2,486,400	Namura Shipbuilding Co. Ltd. (Capital Goods)(b)	35,087,048
70,900	Nankai Electric Railway Co. Ltd. (Transportation)	1,122,557
2,911,000	NGK Insulators Ltd. (Capital Goods)	35,921,779
649,100	Nippn Corp. (Food, Beverage & Tobacco)	10,231,160
713,100	Nippon Kayaku Co. Ltd. (Materials)	6,718,551
202,900	Nippon Light Metal Holdings Co. Ltd. (Materials)	2,115,422
8,181	Nippon Prologis REIT, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	13,529,945
109,100	Nippon Shinyaku Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,813,077
1,452,500	Nippon Shokubai Co. Ltd. (Materials)	17,022,051
16,400	Nishi-Nippon Railroad Co. Ltd. (Transportation)	252,128
871,300	Nisshinbo Holdings, Inc. (Capital Goods)	5,208,375
976,700	Nissui Corp. (Food, Beverage & Tobacco)	5,940,524
89,300	NOF Corp. (Materials)	1,344,220
230,500	Nojima Corp. (Consumer Discretionary Distribution & Retail)	4,144,323

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
773,300	NOK Corp. (Automobiles & Components)	$10,686,097
37,424	Nomura Real Estate Master Fund, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	37,257,786
26,300	Noritsu Koki Co. Ltd. (Capital Goods)	830,476
1,084,400	NS Solutions Corp. (Software & Services)	25,727,167
760,400	NS United Kaiun Kaisha Ltd. (Transportation)	20,118,787
36,000	NSD Co. Ltd. (Software & Services)	847,528
58,100	OBIC Business Consultants Co. Ltd. (Software & Services)	2,792,960
622,500	Okamura Corp. (Commercial & Professional Services)	8,643,503
2,297,400	Okasan Securities Group, Inc. (Financial Services)	10,257,897
1,717,100	Oki Electric Industry Co. Ltd. (Technology Hardware & Equipment)	11,436,350
146,600	Open House Group Co. Ltd. (Consumer Durables & Apparel)	6,500,529
782,300	Orient Corp. (Financial Services)	4,294,630
1,461,200	Pigeon Corp. (Household & Personal Products)	17,694,942
5,400	PKSHA Technology, Inc. (Software & Services)*	107,423
1,905,400	Resorttrust, Inc. (Consumer Services)	19,609,428
18,100	Rinnai Corp. (Consumer Durables & Apparel)	405,412
572,600	Saizeriya Co. Ltd. (Consumer Services)	18,458,390
112,500	San-In Godo Bank Ltd. (The) (Banks)	999,472
50,400	Sanki Engineering Co. Ltd. (Capital Goods)	1,287,769
244,300	Sankyo Co. Ltd. (Consumer Durables & Apparel)	3,718,382
347,800	Sansan, Inc. (Software & Services)*	4,751,437
2,459,000	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	24,905,713
18,000	Sapporo Holdings Ltd. (Food, Beverage & Tobacco)	999,603
2,356,500	Sawai Group Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	33,955,811
140,300	Seiko Group Corp. (Consumer Durables & Apparel)	3,703,457
1,779,700	Seino Holdings Co. Ltd. (Transportation)	28,009,428

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
11,283	Sekisui House Reit, Inc. REIT (Equity Real Estate Investment Trusts (REITs))(b)	$6,086,948
100,600	Seria Co. Ltd. (Consumer Discretionary Distribution & Retail)	2,042,397
36,300	Shibaura Mechatronics Corp. (Semiconductors & Semiconductor Equipment)	1,702,552
1,384,600	Shikoku Electric Power Co., Inc. (Utilities)	11,378,685
74,700	Shimamura Co. Ltd. (Consumer Discretionary Distribution & Retail)	4,970,462
1,028,400	Shimizu Corp. (Capital Goods)	10,986,495
371,500	Ship Healthcare Holdings, Inc. (Health Care Equipment & Services)	5,389,527
3,552,500	SKY Perfect JSAT Holdings, Inc. (Media & Entertainment)	28,718,915
95,100	Socionext, Inc. (Semiconductors & Semiconductor Equipment)	1,022,856
1,360,600	Sohgo Security Services Co. Ltd. (Commercial & Professional Services)	10,753,724
17,900	Sotetsu Holdings, Inc. (Transportation)	272,918
10,700	Starts Corp., Inc. (Real Estate Management & Development)	291,021
706,400	Sugi Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	14,838,529
235,900	Sumitomo Forestry Co. Ltd. (Consumer Durables & Apparel)	6,792,561
1,093,700	Sumitomo Heavy Industries Ltd. (Capital Goods)	22,772,832
457,700	Sumitomo Osaka Cement Co. Ltd. (Materials)	12,499,139
18,500	Sumitomo Riko Co. Ltd. (Automobiles & Components)	211,571
2,291,300	Sumitomo Rubber Industries Ltd. (Automobiles & Components)	28,854,968
275,000	Suzuken Co. Ltd. (Health Care Equipment & Services)	9,935,099
470,300	Taiheiyo Cement Corp. (Materials)	12,662,998
1,402,500	Takashimaya Co. Ltd. (Consumer Discretionary Distribution & Retail)	10,813,492
17,700	TechMatrix Corp. (Software & Services)	252,766
1,055,200	Teijin Ltd. (Materials)	8,847,516
923,200	Toa Corp. (Capital Goods)	8,919,468
429,500	Tobu Railway Co. Ltd. (Transportation)	7,837,493
903,800	Toda Corp. (Capital Goods)	5,758,039

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
39,900	Toei Co. Ltd. (Media & Entertainment)	$1,461,806
139,100	Toho Gas Co. Ltd. (Utilities)	4,160,881
296,700	Toho Holdings Co. Ltd. (Health Care Equipment & Services)(b)	9,699,544
2,345,400	Tokai Tokyo Financial Holdings, Inc. (Financial Services)	7,746,498
225,900	Tokyo Tatemono Co. Ltd. (Real Estate Management & Development)	4,050,009
88,700	TOMONY Holdings, Inc. (Banks)	339,891
15,000	TOTO Ltd. (Capital Goods)	395,527
184,300	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,419,844
578,700	Toyo Seikan Group Holdings Ltd. (Materials)	10,103,350
1,829,600	Toyo Tire Corp. (Automobiles & Components)	34,207,656
718,000	TRE Holdings Corp. (Commercial & Professional Services)	7,737,742
593,900	Tsumura & Co. (Pharmaceuticals, Biotechnology & Life Sciences)	17,859,202
529,100	Tsuruha Holdings, Inc. (Consumer Staples Distribution & Retail)(b)	42,560,362
276,800	TV Asahi Holdings Corp. (Media & Entertainment)	5,034,671
387,100	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	13,128,363
27,600	United Super Markets Holdings, Inc. (Consumer Staples Distribution & Retail)	177,512
14,900	UT Group Co. Ltd. (Commercial & Professional Services)	209,440
70,600	Welcia Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	1,244,758
45,300	Yamaguchi Financial Group, Inc. (Banks)	535,190
113,900	Yokohama Rubber Co. Ltd. (The) (Automobiles & Components)	2,490,404

		1,618,816,532

Netherlands – 1.7%
170,003	Aalberts NV (Capital Goods)	5,645,229
449,008	Arcadis NV (Commercial & Professional Services)	21,772,901
1,833,030	Koninklijke BAM Groep NV (Capital Goods)*	12,416,571
380,582	Koninklijke Heijmans N.V (Capital Goods)	19,493,047

Shares	Description	Value

Common Stocks – (continued)

Netherlands – (continued)
284,203	Van Lanschot Kempen NV (Financial Services)	$16,593,908

		75,921,656

Nigeria – 0.2%
3,545,881	Airtel Africa PLC (Telecommunication Services)(a)	8,114,736

Norway – 1.3%
5,574,820	Aker Solutions ASA (Energy)	15,130,653
26,751	Crayon Group Holding ASA (Software & Services)*(a)	320,406
1,215,454	Europris ASA (Consumer Discretionary Distribution & Retail)(a)	9,011,814
1,876,005	MPC Container Ships ASA (Transportation)	2,758,990
99,446	Norconsult Norge AS (Capital Goods)	449,418
489,310	Nordic Semiconductor ASA (Semiconductors & Semiconductor Equipment)*	4,906,501
211,679	Schibsted ASA, Class A (Media & Entertainment)	6,441,989
96,793	Schibsted ASA, Class B (Media & Entertainment)	2,781,889
110,504	Stolt-Nielsen Ltd. (Transportation)	2,481,047
1,032,654	Storebrand ASA (Insurance)	12,467,865
200,949	TGS ASA (Energy)	1,498,761

		58,249,333

Portugal – 0.5%
20,072,526	Banco Comercial Portugues SA, Class R (Banks)	12,838,354
213,186	NOS SGPS SA (Telecommunication Services)	889,715
7,426,623	Sonae SGPS SA (Consumer Staples Distribution & Retail)	9,431,333

		23,159,402

Singapore – 1.4%
18,853,400	ComfortDelGro Corp. Ltd. (Transportation)	22,118,397
21,909	Kenon Holdings Ltd. (Utilities)	674,595
1,043,100	Mapletree Industrial Trust REIT (Equity Real Estate Investment Trusts (REITs))	1,613,551
6,429,500	SATS Ltd. (Transportation)	13,865,302
8,836,500	Seatrium Ltd. (Capital Goods)*	12,976,855
1,448,400	Sheng Siong Group Ltd. (Consumer Staples Distribution & Retail)	1,951,472
5,373,900	Suntec Real Estate Investment Trust REIT (Equity Real Estate Investment Trusts (REITs))	4,737,989
299,600	Venture Corp. Ltd. (Technology Hardware & Equipment)	2,659,555

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Singapore – (continued)
1,250,900	Yangzijiang Financial Holding Ltd. (Financial Services)	$682,016

		61,279,732

Spain – 2.0%
7,934	Distribuidora Internacional de Alimentacion SA (Consumer Staples Distribution & Retail)*	204,927
571,390	Fluidra SA (Capital Goods)	13,228,589
677,582	Indra Sistemas SA (Software & Services)	21,603,961
1,362,724	Inmobiliaria Colonial Socimi SA REIT (Equity Real Estate Investment Trusts (REITs))	8,831,952
1,416,331	Merlin Properties Socimi SA REIT (Equity Real Estate Investment Trusts (REITs))(b)	16,061,595
14,573,633	Unicaja Banco SA (Banks)(a)(b)	27,778,096
8,489	Vidrala SA (Materials)	925,284

		88,634,404

Sweden – 4.3%
307,072	AAK AB (Food, Beverage & Tobacco)	8,030,510
92,206	Ambea AB (Health Care Equipment & Services)(a)	1,113,899
1,210,188	Arjo AB, Class B (Health Care Equipment & Services)(b)	4,054,198
471,576	Axfood AB (Consumer Staples Distribution & Retail)(b)	13,183,550
1,590,607	Betsson AB, Class B (Consumer Services)*	27,818,247
172,212	BoneSupport Holding AB (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	5,633,814
20,152	Bravida Holding AB (Commercial & Professional Services)(a)	192,025
214,488	Castellum AB (Real Estate Management & Development)*	2,610,365
695,485	Hemnet Group AB (Media & Entertainment)*	23,873,039
1,392,215	Hexpol AB (Materials)(b)	12,105,961
222,120	Inwido AB (Capital Goods)	4,707,322
164,443	JM AB (Consumer Durables & Apparel)	2,623,480
320,963	Loomis AB (Commercial & Professional Services)	13,358,940
342,234	Mycronic AB (Technology Hardware & Equipment)	13,665,749
299,773	NCC AB, Class B (Capital Goods)	5,581,013
236,091	Sectra AB, Class B (Health Care Equipment & Services)*	7,243,441
1,142,158	SSAB AB, Class A (Materials)(b)	7,217,110
2,795,528	SSAB AB, Class B (Materials)(b)	17,376,699
738,986	Storskogen Group AB, Class B (Capital Goods)	973,633

Shares	Description	Value

Common Stocks – (continued)

Sweden – (continued)
598,981	Sweco AB, Class B (Capital Goods)(b)	$10,537,246
990,643	Truecaller AB, Class B (Software & Services)	7,455,050
121,914	Vitrolife AB (Pharmaceuticals, Biotechnology & Life Sciences)	1,984,290

		191,339,581

Switzerland – 4.7%
302,989	Accelleron Industries AG (Capital Goods)	16,265,801
54,022	Allreal Holding AG (Real Estate Management & Development)	11,903,213
4,299,737	Aryzta AG (Food, Beverage & Tobacco)*	10,784,439
59,547	Belimo Holding AG (Capital Goods)	50,594,828
15,962	Burckhardt Compression Holding AG (Capital Goods)	10,852,420
170,865	Cembra Money Bank AG (Financial Services)	20,624,902
1,834	dormakaba Holding AG (Capital Goods)	1,547,084
208,094	Galenica AG (Health Care Equipment & Services)(a)	21,796,334
28,716	Kardex Holding AG (Capital Goods)	7,234,231
217,066	PSP Swiss Property AG (Real Estate Management & Development)	38,653,077
36,896	R&S Group Holding AG (Capital Goods)*	887,147
88,569	Tecan Group AG (Pharmaceuticals, Biotechnology & Life Sciences)	17,249,623
23,185	Vontobel Holding AG (Financial Services)	1,675,432

		210,068,531

United Kingdom – 11.6%
407,357	Allfunds Group PLC (Financial Services)	2,299,706
2,266,894	B&M European Value Retail SA (Consumer Discretionary Distribution & Retail)	10,195,090
4,244,833	Babcock International Group PLC (Capital Goods)	45,728,691
542,986	Balfour Beatty PLC (Capital Goods)	3,321,108
146,829	Baltic Classifieds Group PLC (Media & Entertainment)	665,973
4,174,667	Beazley PLC (Insurance)	49,464,259
95,267	Berkeley Group Holdings PLC (Consumer Durables & Apparel)	5,310,500
105,818	Big Yellow Group PLC REIT (Equity Real Estate Investment Trusts (REITs))	1,424,615

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
1,269,087	British Land Co. PLC (The) REIT (Equity Real Estate Investment Trusts (REITs))	$6,676,489
125,982	Computacenter PLC (Software & Services)	4,074,710
696,647	Currys PLC (Consumer Discretionary Distribution & Retail)*	1,032,460
1,879,825	Deliveroo PLC (Consumer Services)*(a)	4,268,736
25,081	Diploma PLC (Capital Goods)	1,330,837
170,422	Direct Line Insurance Group PLC (Insurance)	643,684
669,169	Drax Group PLC (Utilities)	5,519,944
6,356,771	easyJet PLC (Transportation)	42,145,711
867,665	Firstgroup PLC (Transportation)	1,996,995
416,505	Greggs PLC (Consumer Services)	10,368,890
2,108,428	Hiscox Ltd. (Insurance)	31,031,156
2,217,270	IG Group Holdings PLC (Financial Services)	31,602,693
1,482,568	Inchcape PLC (Consumer Discretionary Distribution & Retail)	13,284,685
233,286	Investec PLC (Financial Services)	1,464,840
1,099,759	JET2 PLC (Transportation)	23,272,538
44,929	Kainos Group PLC (Software & Services)	437,362
67,473	Keller Group PLC (Capital Goods)	1,284,835
1,102,083	Lancashire Holdings Ltd. (Insurance)	8,269,045
9,223,581	Man Group PLC (Financial Services)	20,131,941
6,008,505	Mitie Group PLC (Commercial & Professional Services)	11,586,613
156,587	OSB Group PLC (Financial Services)	995,307
1,620,350	Paragon Banking Group PLC (Financial Services)	18,305,226
793,891	Primary Health Properties PLC REIT (Equity Real Estate Investment Trusts (REITs))	1,083,412
7,915,523	QinetiQ Group PLC (Capital Goods)	41,664,064
206,164	Rightmove PLC (Media & Entertainment)	2,036,110
226,823	Safestore Holdings PLC REIT (Equity Real Estate Investment Trusts (REITs))	1,909,073
11,775,550	Serco Group PLC (Commercial & Professional Services)	27,024,526
5,514,629	Shaftesbury Capital PLC REIT (Equity Real Estate Investment Trusts (REITs))	10,017,245
335,494	Softcat PLC (Software & Services)	7,493,122

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
560,597	Subsea 7 SA (Energy)	$8,488,017
139,547	Target Healthcare REIT PLC REIT (Equity Real Estate Investment Trusts (REITs))	183,383
2,215,909	Tate & Lyle PLC (Food, Beverage & Tobacco)	16,515,213
12,434,451	Taylor Wimpey PLC (Consumer Durables & Apparel)	19,538,379
3,260,477	TP ICAP Group PLC (Financial Services)	11,196,289
2,726,286	Trainline PLC (Consumer Services)*(a)	10,678,973
131,119	UNITE Group PLC (The) REIT (Equity Real Estate Investment Trusts (REITs))	1,506,430
122,958	WH Smith PLC (Consumer Discretionary Distribution & Retail)	1,487,929
27,128	XPS Pensions Group PLC (Financial Services)	139,733

		519,096,537

United States – 0.8%
1,694,148	Signify NV (Capital Goods)(a)	35,118,137

TOTAL COMMON STOCKS (Cost $3,774,926,369)		4,337,623,529

Shares	Description	Rate	Value

Preferred Stock – 0.3%

Germany – 0.3%
372,156	Jungheinrich AG (Capital Goods)
(Cost $13,317,167)		2.37%	13,525,194

Shares	Dividend Rate	Value

Investment Company – 0.0%(c)

Goldman Sachs Financial Square Government Fund - Institutional Shares
7,273	4.248%	7,273
(Cost $7,273)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $3,788,250,809)		4,351,155,996

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 2.6%(c)

Goldman Sachs Financial Square Government Fund - Institutional Shares
115,565,840	4.248%	$115,565,840
(Cost $115,565,840)

TOTAL INVESTMENTS – 99.7% (Cost $3,903,816,649)		$4,466,721,836

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		14,890,479

NET ASSETS – 100.0%		$4,481,612,315

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of security is on loan.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Industrials	24.2%
Financials	14.7
Consumer Discretionary	12.6
Real Estate	9.3
Materials	7.8
Consumer Staples	6.9
Information Technology	6.7
Communication Services	5.2
Health Care	5.1
Utilities	3.0
Energy	1.9
Investment Company	0.0
Securities Lending Reinvestment Vehicle	2.6

TOTAL INVESTMENTS	100.0%

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	640	06/20/25	$37,026,993	$(123,685)
FTSE 100 Index	148	06/20/25	16,694,369	33,074
Hang Seng Index	10	05/29/25	1,423,874	8,951
MSCI Singapore Index	42	05/29/25	1,240,127	7,132
SPI 200 Index	47	06/19/25	6,128,047	76,200
TOPIX Index	109	06/12/25	20,312,666	43,567

Total Futures Contracts				$45,239

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statements of Assets and Liabilities April 30, 2025 (Unaudited)

	Emerging Markets Equity Insights Fund	International Equity Insights Fund	International Small Cap Insights Fund

Assets:
Investments in unaffiliated issuers, at value (cost $1,832,760,445, $1,928,958,138 and $3,788,243,536, respectively)(a)	$2,117,651,411	$2,215,516,032	$4,351,148,723
Investments in affiliated issuers, at value (cost $–, $8,437,509 and $7,273, respectively)	—	8,437,509	7,273
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	1,763,880	19,778,230	115,565,840
Cash	104,928	33,733,918	64,936,092
Foreign Currency, at value (cost $50,152,155, $15,490,188 and $18,200,704, respectively)	50,167,300	15,458,938	18,118,050
Receivables:
Investments sold	68,267,016	108,363,889	21,983,753
Foreign capital gains taxes	4,418,639	—	—
Dividends	3,924,905	10,164,210	34,729,531
Fund shares sold	1,540,311	2,380,684	23,131,812
Collateral on certain derivative contracts	1,497,178	11,878	6,023,577
Foreign tax reclaims	466,360	8,568,611	10,683,807
Reimbursement from investment adviser	75,137	34,343	65,795
Securities lending income	4,927	41,484	88,627
Variation margin on futures contracts	79,307	108,052	1,231,084
Other assets	67,614	69,684	90,153

Total assets	2,250,028,913	2,422,667,462	4,647,804,117

Liabilities:
Payables:
Investments purchased	78,166,188	117,346,732	44,107,001
Payable upon return of securities loaned	1,763,880	19,778,230	115,565,840
Fund shares redeemed	1,404,272	11,796,396	4,712,711
Management fees	794,376	683,796	1,453,864
Distribution and Service fees and Transfer Agency fees	47,811	58,529	87,924
Accrued expenses	200,542	68,030	264,462

Total liabilities	82,377,069	149,731,713	166,191,802

Net Assets:
Paid-in capital	2,246,173,543	1,918,153,783	4,084,699,562
Total distributable earnings (loss)	(78,521,699)	354,781,966	396,912,753

NET ASSETS	$2,167,651,844	$2,272,935,749	$4,481,612,315

Net Assets:
Class A	$30,275,645	$88,530,949	$72,979,006
Class C	2,396,011	4,672,208	4,579,296
Institutional	1,318,047,203	1,071,733,514	3,854,385,923
Service	—	2,083,213	—
Investor	130,123,299	178,258,191	110,573,182
Class R6	613,174,992	490,583,382	406,431,869
Class R	21,862,098	6,973,499	—
Class P	51,772,596	430,100,793	32,663,039
Total Net Assets	$2,167,651,844	$2,272,935,749	$4,481,612,315
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	3,382,897	5,737,153	5,241,876
Class C	270,724	307,648	337,985
Institutional	148,086,848	67,062,866	278,069,247
Service	—	132,873	—
Investor	14,645,622	11,783,649	8,008,147
Class R6	68,970,996	30,731,914	29,236,720
Class R	2,498,496	467,754	—
Class P	5,823,716	26,967,035	2,350,147
Net asset value, offering and redemption price per share:(b)
Class A	$8.95	$15.43	$13.92
Class C	8.85	15.19	13.55
Institutional	8.90	15.98	13.86
Service	—	15.68	—
Investor	8.88	15.13	13.81
Class R6	8.89	15.96	13.90
Class R	8.75	14.91	—
Class P	8.89	15.95	13.90

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statements of Assets and Liabilities (continued) April 30, 2025 (Unaudited)

(a)

Includes loaned securities having a market value of $1,653,087, $18,823,493 and $108,364,769 for Emerging Markets Equity Insights Fund, International Equity Insights Fund and International Small Cap Insights Fund, respectively.

(b)

Maximum public offering price per share for Class A Shares of the Emerging Markets Equity Insights Fund, International Equity Insights Fund and International Small Cap Insights Fund is $9.47, $16.33 and $14.73, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statements of Operations For the Six Months Ended April 30, 2025 (Unaudited)

	Emerging Markets Equity Insights Fund	International Equity Insights Fund	International Small Cap Insights Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $3,848,663, $4,522,878 and $10,289,462, respectively)	$25,876,298	$34,291,289	$71,526,510

Dividends — affiliated issuers	39,033	189,934	126,002

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	22,566	165,589	218,741

Total Investment Income	25,937,897	34,646,812	71,871,253

Expenses:

Management fees	10,805,142	7,593,064	16,296,732

Custody, accounting and administrative services	774,372	234,955	622,804

Transfer Agency fees(a)	490,303	469,863	881,832

Distribution and/or Service (12b-1) fees(a)	102,759	135,862	106,011

Professional fees	85,818	89,401	92,481

Registration fees	63,561	62,850	85,891

Printing and mailing costs	49,289	39,096	250,890

Trustee fees	15,824	15,526	17,774

Service fees — Class C	3,569	6,075	6,640

Shareholder Administration fees — Service Shares	—	2,445	—

Other	51,384	30,846	79,603

Total expenses	12,442,021	8,679,983	18,440,658

Less — expense reductions	(1,165,063)	(439,967)	(872,947)

Net expenses	11,276,958	8,240,016	17,567,711

NET INVESTMENT INCOME	14,660,939	26,406,796	54,303,542

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(24,057,345)	54,488,377	98,758,600

Futures contracts	310,412	(362,155)	5,841,656

Foreign currency transactions	(941,053)	379,066	(141,048)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $(7,144,999), $– and $–, respectively)	21,976,889	144,031,054	238,740,640

Foreign currency translations	96,250	900,170	2,209,984

Futures contracts	631,981	1,952,398	918,364

Net realized and unrealized gain (loss)	(1,982,866)	201,388,910	346,328,196

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,678,073	$227,795,706	$400,631,738

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Emerging Markets Equity Insights Fund	$36,967	$10,709	$–	$55,083	$22,180	$2,142	$265,465	$–	$80,173	$95,673	$16,525	$8,145

International Equity Insights Fund	98,639	18,225	2,445	16,553	59,183	3,645	184,170	391	91,647	65,540	4,966	60,321

International Small Cap Insights Fund	86,091	19,920	–	–	51,655	3,984	687,568	–	76,755	56,863	–	5,007

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets

	Emerging Markets Equity Insights Fund		International Equity Insights Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024

From operations:

Net investment income	$14,660,939	$37,684,396	$26,406,796	$32,755,756

Net realized gain (loss)	(24,687,986)	117,099,275	54,505,288	189,201,022

Net change in unrealized gain	22,705,120	228,862,959	146,883,622	116,958,288

Net increase in net assets resulting from operations	12,678,073	383,646,630	227,795,706	338,915,066

Distributions to shareholders:

From distributable earnings:

Class A Shares	(291,615)	(987,303)	(4,094,370)	(1,901,154)

Class C Shares	(6,272)	(92,251)	(233,062)	(113,202)

Institutional Shares	(18,082,515)	(44,413,799)	(48,365,276)	(20,182,549)

Service Shares	–	–	(101,351)	(56,767)

Investor Shares	(1,385,679)	(1,997,983)	(6,549,437)	(1,916,004)

Class R6 Shares	(8,650,106)	(17,515,640)	(22,553,843)	(7,577,922)

Class R Shares	(166,795)	(738,041)	(345,512)	(141,376)

Class P Shares	(756,233)	(2,787,817)	(22,023,969)	(10,730,751)

Total distributions to shareholders	(29,339,215)	(68,532,834)	(104,266,820)	(42,619,725)

From share transactions:

Proceeds from sales of shares	327,074,159	562,785,498	493,343,751	362,948,714

Reinvestment of distributions	24,848,326	59,020,622	96,400,674	29,400,825

Cost of shares redeemed	(319,801,860)	(498,098,725)	(251,232,066)	(360,458,380)

Net increase in net assets resulting from share transactions	32,120,625	123,707,395	338,512,359	31,891,159

TOTAL INCREASE	15,459,483	438,821,191	462,041,245	328,186,500

Net Assets:

Beginning of period	$2,152,192,361	$1,713,371,170	$1,810,894,504	$1,482,708,004

End of period	$2,167,651,844	$2,152,192,361	$2,272,935,749	$1,810,894,504

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets (continued)

	International Small Cap Insights Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024

From operations:

Net investment income	$54,303,542	$105,264,425

Net realized gain	104,459,208	313,156,569

Net change in unrealized gain	241,868,988	351,800,827

Net increase in net assets resulting from operations	400,631,738	770,221,821

Distributions to shareholders:

From distributable earnings:

Class A Shares	(2,800,932)	(1,857,791)

Class C Shares	(185,801)	(192,065)

Institutional Shares	(150,930,334)	(82,101,317)

Investor Shares	(4,458,794)	(2,363,189)

Class R6 Shares	(15,649,313)	(14,626,286)

Class P Shares	(1,590,983)	(1,174,223)

Total distributions to shareholders	(175,616,157)	(102,314,871)

From share transactions:

Proceeds from sales of shares	757,050,256	1,045,699,623

Reinvestment of distributions	171,264,755	98,971,715

Cost of shares redeemed	(642,848,581)	(838,884,619)

Net increase in net assets resulting from share transactions	285,466,430	305,786,719

TOTAL INCREASE	510,482,011	973,693,669

Net Assets:

Beginning of period	$3,971,130,304	$2,997,436,635

End of period	$4,481,612,315	$3,971,130,304

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Insights Fund

	Class A Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.01		$7.59	$6.86	$11.87	$10.25	$9.34

Net investment income(a)	0.04		0.14	0.17	0.21	0.18	0.10

Net realized and unrealized gain (loss)	(0.01)		1.57	0.72	(3.18)	1.53	0.96

Total from investment operations	0.03		1.71	0.89	(2.97)	1.71	1.06

Distributions to shareholders from net investment income	(0.09)		(0.29)	(0.16)	(0.17)	(0.09)	(0.15)

Distributions to shareholders from net realized gains	–		–	–	(1.87)	–	–

Total distributions	(0.09)		(0.29)	(0.16)	(2.04)	(0.09)	(0.15)

Net asset value, end of period	$8.95		$9.01	$7.59	$6.86	$11.87	$10.25

Total Return(b)	0.34%		23.06%	12.89%	(29.83)%	16.60%	11.56%

Net assets, end of period (in 000’s)	$30,276		$31,584	$26,139	$27,678	$50,146	$52,068

Ratio of net expenses to average net assets	1.37	%(c)	1.39%	1.42%	1.46%	1.46%	1.47%

Ratio of total expenses to average net assets	1.49	%(c)	1.50%	1.52%	1.51%	1.51%	1.53%

Ratio of net investment income to average net assets	1.01	%(c)	1.64%	2.19%	2.30%	1.45%	1.13%

Portfolio turnover rate(d)	78%		168%	165%	167%	189%	178%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Insights Fund

	Class C Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.87		$7.47	$6.75	$11.69	$10.10	$9.19

Net investment income(a)	0.01		0.07	0.11	0.14	0.09	0.04

Net realized and unrealized gain (loss)	(0.01)		1.55	0.71	(3.13)	1.50	0.94

Total from investment operations	–(b)		1.62	0.82	(2.99)	1.59	0.98

Distributions to shareholders from net investment income	(0.02)		(0.22)	(0.10)	(0.08)	–	(0.07)

Distributions to shareholders from net realized gains	–		–	–	(1.87)	–	–

Total distributions	(0.02)		(0.22)	(0.10)	(1.95)	–	(0.07)

Net asset value, end of period	$8.85		$8.87	$7.47	$6.75	$11.69	$10.10

Total Return(c)	(0.02)%		22.12%	12.03%	(30.36)%	15.74%	10.65%

Net assets, end of period (in 000’s)	$2,396		$3,198	$3,279	$3,163	$5,817	$5,905

Ratio of net expenses to average net assets	2.12	%(d)	2.14%	2.17%	2.21%	2.21%	2.21%

Ratio of total expenses to average net assets	2.24	%(d)	2.26%	2.26%	2.26%	2.26%	2.28%

Ratio of net investment income to average net assets	0.16	%(d)	0.87%	1.44%	1.56%	0.74%	0.41%

Portfolio turnover rate(e)	78%		168%	165%	167%	189%	178%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Insights Fund

	Institutional Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.98		$7.56	$6.85	$11.86	$10.24	$9.33

Net investment income(a)	0.06		0.17	0.19	0.24	0.23	0.14

Net realized and unrealized gain (loss)	(0.02)		1.57	0.72	(3.17)	1.52	0.96

Total from investment operations	0.04		1.74	0.91	(2.93)	1.75	1.10

Distributions to shareholders from net investment income	(0.12)		(0.32)	(0.20)	(0.21)	(0.13)	(0.19)

Distributions to shareholders from net realized gains	–		–	–	(1.87)	–	–

Total distributions	(0.12)		(0.32)	(0.20)	(2.08)	(0.13)	(0.19)

Net asset value, end of period	$8.90		$8.98	$7.56	$6.85	$11.86	$10.24

Total Return(b)	0.48%		23.59%	13.28%	(29.64)%	17.07%	11.90%

Net assets, end of period (in 000’s)	$1,318,047		$1,328,131	$1,074,796	$925,443	$1,029,785	$961,138

Ratio of net expenses to average net assets	1.02	%(c)	1.06%	1.09%	1.09%	1.09%	1.09%

Ratio of total expenses to average net assets	1.13	%(c)	1.14%	1.15%	1.13%	1.14%	1.16%

Ratio of net investment income to average net assets	1.36	%(c)	1.96%	2.49%	2.76%	1.88%	1.53%

Portfolio turnover rate(d)	78%		168%	165%	167%	189%	178%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Insights Fund

	Investor Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.96		$7.55	$6.84	$11.83	$10.22	$9.32

Net investment income(a)	0.05		0.15	0.19	0.22	0.22	0.13

Net realized and unrealized gain (loss)	(0.02)		1.57	0.71	(3.14)	1.51	0.95

Total from investment operations	0.03		1.72	0.90	(2.92)	1.73	1.08

Distributions to shareholders from net investment income	(0.11)		(0.31)	(0.19)	(0.20)	(0.12)	(0.18)

Distributions to shareholders from net realized gains	–		–	–	(1.87)	–	–

Total distributions	(0.11)		(0.31)	(0.19)	(2.07)	(0.12)	(0.18)

Net asset value, end of period	$8.88		$8.96	$7.55	$6.84	$11.83	$10.22

Total Return(b)	0.53%		23.37%	13.16%	(29.69)%	16.96%	11.76%

Net assets, end of period (in 000’s)	$130,123		$106,734	$48,549	$64,188	$103,200	$89,556

Ratio of net expenses to average net assets	1.12	%(c)	1.14%	1.17%	1.21%	1.21%	1.22%

Ratio of total expenses to average net assets	1.24	%(c)	1.25%	1.27%	1.26%	1.26%	1.28%

Ratio of net investment income to average net assets	1.30	%(c)	1.74%	2.44%	2.51%	1.78%	1.39%

Portfolio turnover rate(d)	78%		168%	165%	167%	189%	178%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Insights Fund

	Class R6 Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.97		$7.56	$6.84	$11.85	$10.23	$9.33

Net investment income(a)	0.06		0.17	0.20	0.24	0.23	0.14

Net realized and unrealized gain (loss)	(0.02)		1.56	0.72	(3.17)	1.52	0.95

Total from investment operations	0.04		1.73	0.92	(2.93)	1.75	1.09

Distributions to shareholders from net investment income	(0.12)		(0.32)	(0.20)	(0.21)	(0.13)	(0.19)

Distributions to shareholders from net realized gains	–		–	–	(1.87)	–	–

Total distributions	(0.12)		(0.32)	(0.20)	(2.08)	(0.13)	(0.19)

Net asset value, end of period	$8.89		$8.97	$7.56	$6.84	$11.85	$10.23

Total Return(b)	0.49%		23.46%	13.29%	(29.55)%	17.10%	11.81%

Net assets, end of period (in 000’s)	$613,175		$602,473	$487,451	$417,309	$572,973	$465,604

Ratio of net expenses to average net assets	1.01	%(c)	1.05%	1.08%	1.08%	1.08%	1.08%

Ratio of total expenses to average net assets	1.12	%(c)	1.13%	1.14%	1.13%	1.13%	1.15%

Ratio of net investment income to average net assets	1.37	%(c)	1.92%	2.52%	2.72%	1.90%	1.53%

Portfolio turnover rate(d)	78%		168%	165%	167%	189%	178%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Insights Fund

	Class R Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.80		$7.42	$6.72	$11.66	$10.08	$9.20

Net investment income(a)	0.03		0.12	0.15	0.18	0.13	0.08

Net realized and unrealized gain (loss)	(0.01)		1.53	0.70	(3.10)	1.52	0.95

Total from investment operations	0.02		1.65	0.85	(2.92)	1.65	1.03

Distributions to shareholders from net investment income	(0.07)		(0.27)	(0.15)	(0.15)	(0.07)	(0.15)

Distributions to shareholders from net realized gains	–		–	–	(1.87)	–	–

Total distributions	(0.07)		(0.27)	(0.15)	(2.02)	(0.07)	(0.15)

Net asset value, end of period	$8.75		$8.80	$7.42	$6.72	$11.66	$10.08

Total Return(b)	0.20%		22.80%	12.61%	(30.08)%	16.43%	11.19%

Net assets, end of period (in 000’s)	$21,862		$23,786	$19,937	$17,352	$24,710	$29,635

Ratio of net expenses to average net assets	1.62	%(c)	1.64%	1.67%	1.71%	1.71%	1.72%

Ratio of total expenses to average net assets	1.74	%(c)	1.76%	1.76%	1.76%	1.76%	1.78%

Ratio of net investment income to average net assets	0.74	%(c)	1.37%	1.92%	2.08%	1.11%	0.91%

Portfolio turnover rate(d)	78%		168%	165%	167%	189%	178%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Insights Fund

	Class P Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.97		$7.56	$6.84	$11.85	$10.23	$9.33

Net investment income(a)	0.06		0.16	0.20	0.25	0.24	0.14

Net realized and unrealized gain (loss)	(0.02)		1.57	0.72	(3.18)	1.51	0.95

Total from investment operations	0.04		1.73	0.92	(2.93)	1.75	1.09

Distributions to shareholders from net investment income	(0.12)		(0.32)	(0.20)	(0.21)	(0.13)	(0.19)

Distributions to shareholders from net realized gains	–		–	–	(1.87)	–	–

Total distributions	(0.12)		(0.32)	(0.20)	(2.08)	(0.13)	(0.19)

Net asset value, end of period	$8.89		$8.97	$7.56	$6.84	$11.85	$10.23

Total Return(b)	0.48%		23.47%	13.27%	(29.55)%	17.10%	11.80%

Net assets, end of period (in 000’s)	$51,773		$56,286	$53,221	$78,229	$139,870	$112,229

Ratio of net expenses to average net assets	1.01	%(c)	1.05%	1.08%	1.08%	1.08%	1.08%

Ratio of total expenses to average net assets	1.12	%(c)	1.13%	1.14%	1.13%	1.13%	1.15%

Ratio of net investment income to average net assets	1.34	%(c)	1.91%	2.55%	2.73%	1.92%	1.48%

Portfolio turnover rate(d)	78%		168%	165%	167%	189%	178%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	International Equity Insights Fund

	Class A Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of period	$14.66		$12.14		$10.75		$14.76	$11.40	$12.46

Net investment income(a)	0.17		0.23	(b)	0.27	(c)	0.31	0.22	0.14

Net realized and unrealized gain (loss)	1.36		2.63		1.54		(3.46)	3.35	(0.92)

Total from investment operations	1.53		2.86		1.81		(3.15)	3.57	(0.78)

Distributions to shareholders from net investment income	(0.29)		(0.34)		(0.42)		(0.41)	(0.21)	(0.28)

Distributions to shareholders from net realized gains	(0.47)		–		–		(0.45)	–	–

Total distributions	(0.76)		(0.34)		(0.42)		(0.86)	(0.21)	(0.28)

Net asset value, end of period	$15.43		$14.66		$12.14		$10.75	$14.76	$11.40

Total Return(d)	11.11%		23.79%		17.17%		(22.56)%	31.50%	(6.44)%

Net assets, end of period (in 000’s)	$88,531		$77,367		$68,093		$69,254	$103,852	$204,087

Ratio of net expenses to average net assets	1.17	%(e)	1.18%		1.19%		1.18%	1.17%	1.17%

Ratio of total expenses to average net assets	1.22	%(e)	1.23%		1.24%		1.22%	1.21%	1.23%

Ratio of net investment income to average net assets	2.35	%(e)	1.58	%(b)	2.26	%(c)	2.44%	1.55%	1.22%

Portfolio turnover rate(f)	75%		167%		157%		151%	164%	160%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Insights Fund

	Class C Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of period	$14.36		$11.88		$10.49		$14.42	$11.13	$12.13

Net investment income(a)	0.10		0.11	(b)	0.18	(c)	0.21	0.15	0.05

Net realized and unrealized gain (loss)	1.36		2.59		1.51		(3.39)	3.24	(0.90)

Total from investment operations	1.46		2.70		1.69		(3.18)	3.39	(0.85)

Distributions to shareholders from net investment income	(0.16)		(0.22)		(0.30)		(0.30)	(0.10)	(0.15)

Distributions to shareholders from net realized gains	(0.47)		–		–		(0.45)	–	–

Total distributions	(0.63)		(0.22)		(0.30)		(0.75)	(0.10)	(0.15)

Net asset value, end of period	$15.19		$14.36		$11.88		$10.49	$14.42	$11.13

Total Return(d)	10.79%		22.85%		16.26%		(23.16)%	30.53%	(7.08)%

Net assets, end of period (in 000’s)	$4,672		$5,443		$6,529		$8,393	$14,406	$13,484

Ratio of net expenses to average net assets	1.92	%(e)	1.93%		1.94%		1.93%	1.92%	1.92%

Ratio of total expenses to average net assets	1.97	%(e)	1.98%		1.99%		1.97%	1.96%	1.98%

Ratio of net investment income to average net assets	1.37	%(e)	0.82	%(b)	1.48	%(c)	1.69%	1.05%	0.42%

Portfolio turnover rate(f)	75%		167%		157%		151%	164%	160%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Insights Fund

	Institutional Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of period	$15.18		$12.56		$11.11		$15.23	$11.76	$12.83

Net investment income(a)	0.20		0.29	(b)	0.33	(c)	0.36	0.33	0.18

Net realized and unrealized gain (loss)	1.41		2.72		1.59		(3.57)	3.40	(0.93)

Total from investment operations	1.61		3.01		1.92		(3.21)	3.73	(0.75)

Distributions to shareholders from net investment income	(0.34)		(0.39)		(0.47)		(0.46)	(0.26)	(0.32)

Distributions to shareholders from net realized gains	(0.47)		–		–		(0.45)	–	–

Total distributions	(0.81)		(0.39)		(0.47)		(0.91)	(0.26)	(0.32)

Net asset value, end of period	$15.98		$15.18		$12.56		$11.11	$15.23	$11.76

Total Return(d)	11.33%		24.24%		17.61%		(22.27)%	31.93%	(6.07)%

Net assets, end of period (in 000’s)	$1,071,734		$877,283		$667,420		$675,506	$1,227,429	$810,510

Ratio of net expenses to average net assets	0.81	%(e)	0.82%		0.82%		0.81%	0.80%	0.79%

Ratio of total expenses to average net assets	0.86	%(e)	0.87%		0.87%		0.85%	0.84%	0.85%

Ratio of net investment income to average net assets	2.75	%(e)	1.96	%(b)	2.60	%(c)	2.74%	2.25%	1.54%

Portfolio turnover rate(f)	75%		167%		157%		151%	164%	160%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Insights Fund

	Service Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of period	$14.86		$12.31		$10.88		$14.91	$11.52	$12.57

Net investment income(a)	0.15		0.22	(b)	0.26	(c)	0.30	0.25	0.12

Net realized and unrealized gain (loss)	1.40		2.66		1.57		(3.52)	3.33	(0.91)

Total from investment operations	1.55		2.88		1.83		(3.22)	3.58	(0.79)

Distributions to shareholders from net investment income	(0.26)		(0.33)		(0.40)		(0.36)	(0.19)	(0.26)

Distributions to shareholders from net realized gains	(0.47)		–		–		(0.45)	–	–

Total distributions	(0.73)		(0.33)		(0.40)		(0.81)	(0.19)	(0.26)

Net asset value, end of period	$15.68		$14.86		$12.31		$10.88	$14.91	$11.52

Total Return(d)	11.05%		23.66%		17.03%		(22.69)%	31.25%	(6.50)%

Net assets, end of period (in 000’s)	$2,083		$2,022		$2,153		$1,887	$2,927	$3,675

Ratio of net expenses to average net assets	1.31	%(e)	1.32%		1.32%		1.31%	1.30%	1.29%

Ratio of total expenses to average net assets	1.36	%(e)	1.37%		1.37%		1.35%	1.34%	1.35%

Ratio of net investment income to average net assets	2.01	%(e)	1.54	%(b)	2.13	%(c)	2.33%	1.71%	1.03%

Portfolio turnover rate(f)	75%		167%		157%		151%	164%	160%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Insights Fund

	Investor Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of period	$14.41		$11.94		$10.58		$14.55	$11.19	$12.23

Net investment income(a)	0.20		0.27	(b)	0.30	(c)	0.34	0.25	0.16

Net realized and unrealized gain (loss)	1.32		2.57		1.51		(3.42)	3.30	(0.89)

Total from investment operations	1.52		2.84		1.81		(3.08)	3.55	(0.73)

Distributions to shareholders from net investment income	(0.33)		(0.37)		(0.45)		(0.44)	(0.19)	(0.31)

Distributions to shareholders from net realized gains	(0.47)		–		–		(0.45)	–	–

Total distributions	(0.80)		(0.37)		(0.45)		(0.89)	(0.19)	(0.31)

Net asset value, end of period	$15.13		$14.41		$11.94		$10.58	$14.55	$11.19

Total Return(d)	11.28%		24.10%		17.48%		(22.39)%	31.90%	(6.21)%

Net assets, end of period (in 000’s)	$178,258		$112,897		$61,176		$69,844	$96,352	$311,446

Ratio of net expenses to average net assets	0.92	%(e)	0.93%		0.94%		0.93%	0.92%	0.92%

Ratio of total expenses to average net assets	0.97	%(e)	0.98%		0.99%		0.97%	0.96%	0.98%

Ratio of net investment income to average net assets	2.82	%(e)	1.91	%(b)	2.47	%(c)	2.73%	1.86%	1.42%

Portfolio turnover rate(f)	75%		167%		157%		151%	164%	160%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Insights Fund

	Class R6 Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of period	$15.17		$12.55		$11.10		$15.22	$11.75	$12.82

Net investment income(a)	0.20		0.29	(b)	0.33	(c)	0.37	0.33	0.19

Net realized and unrealized gain (loss)	1.41		2.72		1.59		(3.58)	3.40	(0.94)

Total from investment operations	1.61		3.01		1.92		(3.21)	3.73	(0.75)

Distributions to shareholders from net investment income	(0.35)		(0.39)		(0.47)		(0.46)	(0.26)	(0.32)

Distributions to shareholders from net realized gains	(0.47)		–		–		(0.45)	–	–

Total distributions	(0.82)		(0.39)		(0.47)		(0.91)	(0.26)	(0.32)

Net asset value, end of period	$15.96		$15.17		$12.55		$11.10	$15.22	$11.75

Total Return(d)	11.28%		24.35%		17.55%		(22.28)%	31.97%	(6.06)%

Net assets, end of period (in 000’s)	$490,583		$325,565		$327,287		$407,364	$627,430	$522,707

Ratio of net expenses to average net assets	0.80	%(e)	0.81%		0.81%		0.80%	0.79%	0.78%

Ratio of total expenses to average net assets	0.85	%(e)	0.86%		0.86%		0.84%	0.83%	0.84%

Ratio of net investment income to average net assets	2.75	%(e)	1.96	%(b)	2.59	%(c)	2.85%	2.24%	1.61%

Portfolio turnover rate(f)	75%		167%		157%		151%	164%	160%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Insights Fund

	Class R Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of period	$14.18		$11.76		$10.41		$14.32	$11.08	$12.10

Net investment income(a)	0.14		0.19	(b)	0.24	(c)	0.27	0.21	0.11

Net realized and unrealized gain (loss)	1.32		2.54		1.50		(3.37)	3.21	(0.89)

Total from investment operations	1.46		2.73		1.74		(3.10)	3.42	(0.78)

Distributions to shareholders from net investment income	(0.26)		(0.31)		(0.39)		(0.36)	(0.18)	(0.24)

Distributions to shareholders from net realized gains	(0.47)		–		–		(0.45)	–	–

Total distributions	(0.73)		(0.31)		(0.39)		(0.81)	(0.18)	(0.24)

Net asset value, end of period	$14.91		$14.18		$11.76		$10.41	$14.32	$11.08

Total Return(d)	11.04%		23.46%		16.93%		(22.79)%	31.19%	(6.69)%

Net assets, end of period (in 000’s)	$6,973		$6,541		$5,254		$5,383	$7,896	$8,321

Ratio of net expenses to average net assets	1.42	%(e)	1.43%		1.44%		1.43%	1.42%	1.42%

Ratio of total expenses to average net assets	1.47	%(e)	1.48%		1.49%		1.47%	1.46%	1.48%

Ratio of net investment income to average net assets	2.04	%(e)	1.35	%(b)	1.99	%(c)	2.20%	1.56%	0.99%

Portfolio turnover rate(f)	75%		167%		157%		151%	164%	160%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Insights Fund

	Class P Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of period	$15.15		$12.54		$11.09		$15.21	$11.74	$12.81

Net investment income(a)	0.19		0.29	(b)	0.33	(c)	0.38	0.33	0.19

Net realized and unrealized gain (loss)	1.43		2.71		1.59		(3.59)	3.40	(0.94)

Total from investment operations	1.62		3.00		1.92		(3.21)	3.73	(0.75)

Distributions to shareholders from net investment income	(0.35)		(0.39)		(0.47)		(0.46)	(0.26)	(0.32)

Distributions to shareholders from net realized gains	(0.47)		–		–		(0.45)	–	–

Total distributions	(0.82)		(0.39)		(0.47)		(0.91)	(0.26)	(0.32)

Net asset value, end of period	$15.95		$15.15		$12.54		$11.09	$15.21	$11.74

Total Return(d)	11.36%		24.30%		17.56%		(22.29)%	32.00%	(6.06)%

Net assets, end of period (in 000’s)	$430,101		$403,777		$344,796		$341,982	$470,881	$357,875

Ratio of net expenses to average net assets	0.80	%(e)	0.81%		0.81%		0.80%	0.79%	0.78%

Ratio of total expenses to average net assets	0.85	%(e)	0.86%		0.86%		0.84%	0.83%	0.84%

Ratio of net investment income to average net assets	2.63	%(e)	1.96	%(b)	2.61	%(c)	2.95%	2.24%	1.62%

Portfolio turnover rate(f)	75%		167%		157%		151%	164%	160%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	International Small Cap Insights Fund

	Class A Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$13.25		$10.92		$10.14	$14.32	$10.96	$11.77

Net investment income(a)	0.15		0.31	(b)	0.26	0.32	0.27	0.08

Net realized and unrealized gain (loss)	1.05		2.34		0.81	(4.10)	3.28	(0.52)

Total from investment operations	1.20		2.65		1.07	(3.78)	3.55	(0.44)

Distributions to shareholders from net investment income	(0.53)		(0.32)		(0.29)	(0.40)	(0.19)	(0.37)

Total distributions	(0.53)		(0.32)		(0.29)	(0.40)	(0.19)	(0.37)

Net asset value, end of period	$13.92		$13.25		$10.92	$10.14	$14.32	$10.96

Total Return(c)	9.66%		24.63%		10.55%	(27.07)%	32.65%	(3.98)%

Net assets, end of period (in 000’s)	$72,979		$70,997		$71,921	$69,230	$150,934	$120,602

Ratio of net expenses to average net assets	1.22	%(d)	1.23%		1.24%	1.24%	1.24%	1.25%

Ratio of total expenses to average net assets	1.27	%(d)	1.28%		1.29%	1.28%	1.30%	1.31%

Ratio of net investment income to average net assets	2.29	%(d)	2.42	%(b)	2.25%	2.63%	1.96%	0.76%

Portfolio turnover rate(e)	82%		165%		163%	156%	185%	149%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Small Cap Insights Fund

	Class C Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.81		$10.55		$9.77	$13.81	$10.56	$11.34

Net investment income(a)	0.08		0.19	(b)	0.16	0.23	0.16	– (c)

Net realized and unrealized gain (loss)	1.05		2.29		0.79	(3.98)	3.17	(0.51)

Total from investment operations	1.13		2.48		0.95	(3.75)	3.33	(0.51)

Distributions to shareholders from net investment income	(0.39)		(0.22)		(0.17)	(0.29)	(0.08)	(0.27)

Total distributions	(0.39)		(0.22)		(0.17)	(0.29)	(0.08)	(0.27)

Net asset value, end of period	$13.55		$12.81		$10.55	$9.77	$13.81	$10.56

Total Return(d)	9.28%		23.69%		9.77%	(27.65)%	31.67%	(4.71)%

Net assets, end of period (in 000’s)	$4,579		$6,376		$10,025	$13,111	$28,406	$29,190

Ratio of net expenses to average net assets	1.97	%(e)	1.98%		1.99%	1.99%	1.99%	2.00%

Ratio of total expenses to average net assets	2.02	%(e)	2.03%		2.04%	2.03%	2.05%	2.06%

Ratio of net investment income (loss) to average net assets	1.27	%(e)	1.53	%(b)	1.48%	1.92%	1.20%	(0.01)%

Portfolio turnover rate(f)	82%		165%		163%	156%	185%	149%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Small Cap Insights Fund

	Institutional Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$13.23		$10.90		$10.13	$14.33	$10.97	$11.78

Net investment income(a)	0.17		0.36	(b)	0.30	0.38	0.33	0.12

Net realized and unrealized gain (loss)	1.05		2.34		0.81	(4.11)	3.27	(0.52)

Total from investment operations	1.22		2.70		1.11	(3.73)	3.60	(0.40)

Distributions to shareholders from net investment income	(0.59)		(0.37)		(0.34)	(0.47)	(0.24)	(0.41)

Total distributions	(0.59)		(0.37)		(0.34)	(0.47)	(0.24)	(0.41)

Net asset value, end of period	$13.86		$13.23		$10.90	$10.13	$14.33	$10.97

Total Return(c)	9.81%		25.17%		10.96%	(26.80)%	33.11%	(3.61)%

Net assets, end of period (in 000’s)	$3,854,386		$3,347,608		$2,353,230	$2,097,460	$2,579,024	$1,608,195

Ratio of net expenses to average net assets	0.86	%(d)	0.87%		0.88%	0.87%	0.87%	0.87%

Ratio of total expenses to average net assets	0.91	%(d)	0.92%		0.93%	0.91%	0.92%	0.93%

Ratio of net investment income to average net assets	2.71	%(d)	2.82	%(b)	2.64%	3.14%	2.39%	1.13%

Portfolio turnover rate(e)	82%		165%		163%	156%	185%	149%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Small Cap Insights Fund

	Investor Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$13.17		$10.85		$10.08	$14.26	$10.92	$11.72

Net investment income(a)	0.16		0.34	(b)	0.28	0.36	0.30	0.10

Net realized and unrealized gain (loss)	1.05		2.33		0.81	(4.09)	3.26	(0.51)

Total from investment operations	1.21		2.67		1.09	(3.73)	3.56	(0.41)

Distributions to shareholders from net investment income	(0.57)		(0.35)		(0.32)	(0.45)	(0.22)	(0.39)

Total distributions	(0.57)		(0.35)		(0.32)	(0.45)	(0.22)	(0.39)

Net asset value, end of period	$13.81		$13.17		$10.85	$10.08	$14.26	$10.92

Total Return(c)	9.81%		25.03%		10.83%	(26.90)%	32.88%	(3.72)%

Net assets, end of period (in 000’s)	$110,573		$104,275		$74,012	$89,627	$141,731	$131,558

Ratio of net expenses to average net assets	0.97	%(d)	0.98%		1.00%	0.99%	0.99%	1.00%

Ratio of total expenses to average net assets	1.02	%(d)	1.03%		1.04%	1.03%	1.05%	1.06%

Ratio of net investment income to average net assets	2.54	%(d)	2.69	%(b)	2.48%	2.98%	2.21%	0.95%

Portfolio turnover rate(e)	82%		165%		163%	156%	185%	149%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Small Cap Insights Fund

	Class R6 Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$13.26		$10.93		$10.15	$14.36	$10.99	$11.80

Net investment income(a)	0.18		0.36	(b)	0.30	0.38	0.31	0.13

Net realized and unrealized gain (loss)	1.04		2.34		0.82	(4.12)	3.29	(0.52)

Total from investment operations	1.22		2.70		1.12	(3.74)	3.60	(0.39)

Distributions to shareholders from net investment income	(0.58)		(0.37)		(0.34)	(0.47)	(0.23)	(0.42)

Total distributions	(0.58)		(0.37)		(0.34)	(0.47)	(0.23)	(0.42)

Net asset value, end of period	$13.90		$13.26		$10.93	$10.15	$14.36	$10.99

Total Return(c)	9.85%		25.10%		11.04%	(26.81)%	33.12%	(3.60)%

Net assets, end of period (in 000’s)	$406,432		$405,863		$452,434	$479,843	$878,443	$963,821

Ratio of net expenses to average net assets	0.85	%(d)	0.86%		0.87%	0.86%	0.86%	0.86%

Ratio of total expenses to average net assets	0.90	%(d)	0.90%		0.92%	0.90%	0.91%	0.92%

Ratio of net investment income to average net assets	2.73	%(d)	2.85	%(b)	2.64%	3.06%	2.26%	1.19%

Portfolio turnover rate(e)	82%		165%		163%	156%	185%	149%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Small Cap Insights Fund

	Class P Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$13.26		$10.93		$10.15	$14.36	$10.99	$11.80

Net investment income(a)	0.16		0.35	(b)	0.30	0.38	0.33	0.12

Net realized and unrealized gain (loss)	1.07		2.35		0.82	(4.12)	3.28	(0.51)

Total from investment operations	1.23		2.70		1.12	(3.74)	3.61	(0.39)

Distributions to shareholders from net investment income	(0.59)		(0.37)		(0.34)	(0.47)	(0.24)	(0.42)

Net asset value, end of period	$13.90		$13.26		$10.93	$10.15	$14.36	$10.99

Total Return(c)	9.87%		25.10%		11.04%	(26.81)%	33.15%	(3.60)%

Net assets, end of period (in 000’s)	$32,663		$36,012		$35,815	$35,538	$59,410	$43,631

Ratio of net expenses to average net assets	0.85	%(d)	0.86%		0.87%	0.86%	0.86%	0.86%

Ratio of total expenses to average net assets	0.90	%(d)	0.90%		0.92%	0.90%	0.92%	0.92%

Ratio of net investment income to average net assets	2.52	%(d)	2.78	%(b)	2.65%	3.15%	2.41%	1.08%

Portfolio turnover rate(e)	82%		165%		163%	156%	185%	149%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements April 30, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Emerging Markets Equity Insights Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs International Equity Insights Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs International Small Cap Insights Fund	A, C, Institutional, Investor, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne

54

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing

55

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the

56

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2025:

Emerging Markets Equity Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$29,037,947	$27,960,791	$—

Asia	108,502,185	1,754,108,156	—

Europe	1,538,051	39,238,803	—

North America	49,298,172	1,142,094	—

South America	74,262,638	32,562,574	—

Securities Lending Reinvestment Vehicle	1,763,880	—	—

Total	$264,402,873	$1,855,012,418	$—

Derivative Type

Assets(b)

	$—	$—	$—

Futures Contracts	1,058,706	—	—

Total	$1,058,706	$—	$—

International Equity Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$—	$582,467,625	$—

Europe	27,869,320	1,218,366,416	—

North America	27,225,442	188,731,656	—

Oceania	—	170,855,573	—

Investment Company	8,437,509	—	—

Securities Lending Reinvestment Vehicle	19,778,230	—	—

Total	$83,310,501	$2,160,421,270	$—

Derivative Type

Assets

Futures Contracts(b)	$2,175,215	$—	$—

Liabilities

Futures Contracts(b)	$(2,548)	$—	$—

57

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

International Small Cap Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$—	$17,385,864	$—

Asia	189,979	1,941,162,421	—

Europe	33,406,986	1,909,028,807	—

North America	—	35,118,137	—

Oceania	—	414,856,529	—

Investment Company	7,273	—	—

Securities Lending Reinvestment Vehicle	115,565,840	—	—

Total	$149,170,078	$4,317,551,758	$—

Derivative Type

Assets

Futures Contracts(b)	$168,924	$—	$—

Liabilities

Futures Contracts(b)	$(123,685)	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure:

Emerging Markets Equity Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$1,058,706		$—

International Equity Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$2,175,215	Variation margin on futures contracts	$(2,548)

58

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

International Small Cap Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$168,924	Variation margin on futures contracts	$(123,685)

1

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of April 30, 2025 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Emerging Markets Equity Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$310,412	$631,981

International Equity Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(362,155)	1,952,398

International Small Cap Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	5,841,656	918,364

For the six months ended April 30, 2025, the relevant values for each derivative type was as follows:

Average number of Contracts(a)

Fund	Futures Contracts

Emerging Markets Equity Insights Fund	604

International Equity Insights Fund	310

International Small Cap Insights Fund	951

(a)

Amounts disclosed represent average number of contracts for futures, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended April 30, 2025.

59

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement— Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended April 30, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Emerging Markets Equity Insights Fund	1.00%	1.00%	0.90%	0.86%	0.84%	0.99%	0.97%(1)

International Equity Insights Fund	0.81	0.73	0.69	0.68	0.67	0.77	0.77

International Small Cap Insights Fund	0.85	0.85	0.77	0.73	0.72	0.81	0.81

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

(1)

Effective February 28, 2025, GSAM agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.92% as an annual percentage of the average daily net assets of the Fund. This waiver will be effective through at least February 28, 2026, and prior to such date GSAM may not terminate the arrangement without approval of the Trustees.

The Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended April 30, 2025, GSAM waived $1,800, $6,784 and $5,383 of the Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds’ management fees, respectively.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front-end sales charge and Class C Shares’ CDSC. During the six months ended April 30, 2025, Goldman Sachs retained the following amounts:

Fund	Front End Sales Charge	Contingent Deferred Sales Charge

	Class A	Class C

Emerging Markets Equity Insights Fund	$ 771	$—

International Equity Insights Fund	914	—

International Small Cap Insights Fund	855	—

D. Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Prior to February 28, 2025, Goldman Sachs waived its transfer agent fee equal to 0.02% as an annual rate of the average net assets attributable to Class A, Class C, Investor, and Class R6 Shares of the Emerging Markets Equity Insights Fund.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds are 0.014%, 0.004% and 0.014%, respectively. These Other Expense limitations will remain in place through at least February 28, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended April 30, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

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Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

Emerging Markets Equity Insights Fund	$266,911	$10,562	$887,590	$1,165,063

International Equity Insights Fund	6,784	–	433,183	439,967

International Small Cap Insights Fund	5,383	–	867,564	872,947

G. Line of Credit Facility — As of April 30, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025 the facility was $1,150,000,000.

H. Other Transactions with Affiliates — The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended April 30, 2025:

Emerging Markets Equity Insights Fund

Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$ –	$ 124,890,990	$ (124,890,990)	$ –	$ –	$ –	–	$ 39,033	$ –

International Equity Insights Fund

Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Government Fund - Institutional Shares

	6,782,167	280,595,408	(278,940,066)	–	–	8,437,509	8,437,509	189,934	–

International Small Cap Insights Fund

Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Government Fund - Institutional Shares

	22,810,226	246,712,724	(269,515,677)	–	–	7,273	7,273	126,002	–

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GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

6 . PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2025, were as follows:

Fund	Purchases	Sales

Emerging Markets Equity Insights Fund	$ 1,696,959,216	$1,678,335,606

International Equity Insights Fund	1,733,585,167	1,469,947,664

International Small Cap Insights Fund	3,428,186,683	3,250,329,844

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of April 30, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended April 30, 2025, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

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Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

7. SECURITIES LENDING (continued)

	For the six months ended April 30, 2025

Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of April 30, 2025

Emerging Markets Equity Insights Fund	$2,508	$—	$—

International Equity Insights Fund	18,453	449	—

International Small Cap Insights Fund	25,012	17,049	—

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended April 30, 2025.

Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2025

Emerging Markets Equity Insights Fund	$—	$74,840,995	$(73,077,115)	$1,763,880

International Equity Insights Fund	19,792,150	221,586,794	(221,600,714)	19,778,230

International Small Cap Insights Fund	23,329,427	607,464,389	(515,227,976)	115,565,840

8. TAX INFORMATION

As of the Fund’s most recent fiscal year end, October 31, 2024, the Funds’ capital loss carryforwards were as follows:

	Emerging Markets Equity Insights Fund	International Equity Insights Fund	International Small Cap Insights Fund

Capital loss carryforwards:

Perpetual Short-Term	$(314,354,623)	$—	$(240,529,449)

Perpetual Long-Term	(10,014,511)	—	—

Total capital loss carryforwards	(324,369,134)	—	(240,529,449)

As of April 30, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows.

	Emerging Markets Equity Insights Fund	International Equity Insights Fund	International Small Cap Insights Fund

Tax Cost	$1,869,538,154	$1,969,970,662	$3,981,203,849

Gross unrealized gain	317,263,192	307,570,269	589,994,769

Gross unrealized loss	(67,386,055)	(33,809,160)	(104,476,782)

Net unrealized gain (loss)	$249,877,137	$273,761,109	$485,517,987

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts, and differences in the tax treatment of passive foreign investment company investments and underlying fund investments.

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GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

8. TAX INFORMATION (continued)

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious

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Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

9. OTHER RISKS (continued)

illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

12. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

13. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Emerging Markets Equity Insights Fund

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	396,344	$3,512,447	1,052,104	$9,193,791

Reinvestment of distributions	33,378	290,388	124,725	984,081

Shares redeemed	(552,496)	(4,940,688)	(1,115,617)	(9,652,744)

	(122,774)	(1,137,853)	61,212	525,128

Class C Shares

Shares sold	20,339	183,118	19,803	171,586

Reinvestment of distributions	700	6,038	11,797	92,252

Shares redeemed	(110,819)	(960,468)	(110,081)	(932,283)

	(89,780)	(771,312)	(78,481)	(668,445)

Institutional Shares

Shares sold	18,646,418	163,374,729	32,534,663	279,879,535

Reinvestment of distributions	1,778,869	15,369,429	4,813,416	37,737,184

Shares redeemed	(20,283,412)	(178,059,109)	(31,489,873)	(266,482,737)

	141,875	685,049	5,858,206	51,133,982

Investor Shares

Shares sold	4,086,401	35,724,540	7,506,615	66,541,436

Reinvestment of distributions	160,565	1,385,679	255,164	1,997,938

Shares redeemed	(1,512,339)	(13,273,922)	(2,281,307)	(19,677,061)

	2,734,627	23,836,297	5,480,472	48,862,313

Class R6 Shares

Shares sold	13,663,025	119,259,384	20,067,709	176,275,110

Reinvestment of distributions	796,497	6,873,764	1,875,263	14,683,309

Shares redeemed	(12,671,236)	(110,806,925)	(19,272,647)	(161,119,440)

	1,788,286	15,326,223	2,670,325	29,838,979

Class R Shares

Shares sold	247,491	2,134,194	461,023	3,901,916

Reinvestment of distributions	19,577	166,795	95,601	738,041

Shares redeemed	(471,744)	(4,067,752)	(539,905)	(4,525,066)

	(204,676)	(1,766,763)	16,719	114,891

Class P Shares

Shares sold	328,823	2,885,747	3,270,888	26,822,124

Reinvestment of distributions	87,628	756,232	356,043	2,787,817

Shares redeemed	(869,699)	(7,692,997)	(4,393,115)	(35,709,394)

	(453,248)	(4,051,018)	(766,184)	(6,099,453)

NET INCREASE IN SHARES	3,794,311	$32,120,623	13,242,269	$123,707,395

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GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Equity Insights Fund

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	849,564	$12,317,940	710,806	$10,081,919

Reinvestment of distributions	250,130	3,505,002	125,043	1,640,559

Shares redeemed	(639,905)	(9,208,955)	(1,165,571)	(16,436,796)

	459,789	6,613,987	(329,722)	(4,714,318)

Class C Shares

Shares sold	13,730	185,990	14,864	210,948

Reinvestment of distributions	15,541	215,416	7,592	98,164

Shares redeemed	(100,737)	(1,409,820)	(193,043)	(2,675,070)

	(71,466)	(1,008,414)	(170,587)	(2,365,958)

Institutional Shares

Shares sold	13,250,479	197,212,125	13,645,477	202,460,556

Reinvestment of distributions	3,158,884	45,713,958	658,887	8,921,323

Shares redeemed	(7,141,642)	(105,624,685)	(9,635,738)	(140,256,154)

	9,267,721	137,301,398	4,668,626	71,125,725

Service Shares

Shares sold	31,395	468,175	32,286	449,571

Reinvestment of distributions	6,731	95,927	4,081	54,354

Shares redeemed	(41,317)	(618,983)	(75,221)	(1,093,126)

	(3,191)	(54,881)	(38,854)	(589,201)

Investor Shares

Shares sold	4,332,951	62,276,052	3,738,050	52,824,814

Reinvestment of distributions	477,270	6,549,437	148,874	1,916,004

Shares redeemed	(861,571)	(12,153,375)	(1,174,001)	(16,353,329)

	3,948,650	56,672,114	2,712,923	38,387,489

Class R6 Shares

Shares sold	13,304,045	197,034,209	5,060,197	74,819,341

Reinvestment of distributions	1,244,509	17,957,079	436,112	5,900,598

Shares redeemed	(5,281,765)	(79,673,470)	(10,106,894)	(137,416,924)

	9,266,789	135,317,818	(4,610,585)	(56,696,985)

Class R Shares

Shares sold	36,487	504,201	99,240	1,368,340

Reinvestment of distributions	25,066	339,887	10,942	139,072

Shares redeemed	(55,244)	(782,851)	(95,647)	(1,315,988)

	6,309	61,237	14,535	191,424

Class P Shares

Shares sold	1,640,273	23,345,059	1,468,063	20,733,225

Reinvestment of distributions	1,523,660	22,023,968	793,695	10,730,751

Shares redeemed	(2,844,882)	(41,759,927)	(3,106,938)	(44,910,993)

	319,051	3,609,100	(845,180)	(13,447,017)

NET INCREASE IN SHARES	23,193,652	$338,512,359	1,401,156	$31,891,159

68

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Small Cap Insights Fund

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	385,050	$4,998,889	851,238	$10,854,176

Reinvestment of distributions	214,444	2,618,357	145,370	1,729,909

Shares redeemed	(715,594)	(9,333,983)	(2,225,798)	(27,218,180)

	(116,100)	(1,716,737)	(1,229,190)	(14,634,095)

Class C Shares

Shares sold	5,406	68,747	10,731	130,306

Reinvestment of distributions	15,580	185,710	16,580	191,994

Shares redeemed	(180,665)	(2,278,944)	(480,136)	(5,917,702)

	(159,679)	(2,024,487)	(452,825)	(5,595,402)

Institutional Shares

Shares sold	49,681,043	648,006,277	72,157,475	915,754,478

Reinvestment of distributions	12,141,126	147,393,268	6,697,408	79,297,310

Shares redeemed	(36,879,709)	(479,597,670)	(41,597,942)	(532,394,344)

	24,942,460	315,801,875	37,256,941	462,657,444

Investor Shares

Shares sold	1,171,448	15,056,913	2,849,849	36,785,973

Reinvestment of distributions	368,495	4,458,794	200,270	2,363,189

Shares redeemed	(1,450,079)	(18,807,346)	(1,950,311)	(24,549,725)

	89,864	708,361	1,099,808	14,599,437

Class R6 Shares

Shares sold	7,025,767	88,789,675	6,293,267	81,852,739

Reinvestment of distributions	1,235,805	15,052,107	1,199,400	14,236,876

Shares redeemed	(9,630,861)	(126,346,345)	(18,285,363)	(240,497,090)

	(1,369,289)	(22,504,563)	(10,792,696)	(144,407,475)

Class P Shares

Shares sold	10,179	129,755	23,987	321,951

Reinvestment of distributions	127,899	1,556,519	97,088	1,152,437

Shares redeemed	(504,095)	(6,484,293)	(682,370)	(8,307,578)

	(366,017)	(4,798,019)	(561,295)	(6,833,190)

NET INCREASE IN SHARES	23,021,239	$285,466,430	25,320,743	$305,786,719

69

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 (C) 2025 Goldman Sachs. All rights reserved. INTINSSAR-25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	July 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	July 2, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	July 2, 2025